UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

2000 Westchester Avenue, Purchase, NY 10577

(Address of principal executive offices) (Zip code)

CT Corp.

155 Federal Street Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (888) 454-3965

Date of fiscal year end: August 31,

Date of reporting period: November 30, 2014

ITEM 1. SCHEDULES OF INVESTMENTS

CONSULTING GROUP CAPITAL MARKETS FUNDS

LARGE CAPITALIZATION GROWTH INVESTMENTS

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

SMALL CAPITALIZATION GROWTH INVESTMENTS

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

INTERNATIONAL EQUITY INVESTMENTS

EMERGING MARKETS EQUITY INVESTMENTS

CORE FIXED INCOME INVESTMENTS

HIGH YIELD INVESTMENTS

INTERNATIONAL FIXED INCOME INVESTMENTS

MUNICIPAL BOND INVESTMENTS

MONEY MARKET INVESTMENTS

FORM N-Q

November 30, 2014

Schedules of Investments

November 30, 2014

(unaudited)

Large Capitalization Growth Investments

Shares/Units	Security	Value
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 21.2%
Auto Components - 1.2%
299,960	Delphi Automotive PLC	$21,882,082

Automobiles - 0.1%
16,880	Harley-Davidson Inc.	1,176,198

Distributors - 0.1%
76,550	LKQ Corp.*	2,223,778

Diversified Consumer Services - 0.1%
31,870	Bright Horizons Family Solutions Inc.*	1,424,589

Hotels, Restaurants & Leisure - 2.1%
13,520	Chipotle Mexican Grill Inc., Class A Shares*	8,972,143
28,460	Dunkin’ Brands Group Inc.	1,376,041
119,400	Las Vegas Sands Corp.	7,604,586
67,400	MGM Resorts International*	1,537,394
99,020	Starbucks Corp.	8,041,414
30,290	Starwood Hotels & Resorts Worldwide Inc.	2,392,910
110,840	Yum! Brands Inc.	8,562,390

	Total Hotels, Restaurants & Leisure	38,486,878

Household Durables - 0.1%
14,000	Harman International Industries Inc.	1,519,420

Internet & Catalog Retail - 4.6%
43,200	Amazon.com Inc.*	14,629,248
818,525	Liberty Interactive Corp., Class A Shares*	23,860,004
69,565	Liberty Ventures, Series A*	2,548,862
3,680	NetFlix Inc.*	1,275,451
35,700	Priceline Group Inc. (The)*	41,418,783

	Total Internet & Catalog Retail	83,732,348

Leisure Products - 0.1%
35,384	Brunswick Corp.	1,757,877

Media - 6.3%
589,890	Comcast Corp., Class A Shares	33,647,326
179,331	Discovery Communications Inc., Class A Shares*	6,258,652
413,406	Discovery Communications Inc., Class C Shares*	14,059,938
50,320	Imax Corp.* (a)	1,579,042
324,800	Liberty Global PLC, Series C*	16,214,016
109,300	Time Warner Inc.	9,303,616
621,280	Twenty-First Century Fox Inc., Class A Shares	22,863,104
122,540	Walt Disney Co. (The)	11,336,175

	Total Media	115,261,869

Multiline Retail - 0.6%
155,140	Dollar Tree Inc.*	10,605,370

Specialty Retail - 3.3%
14,640	Advance Auto Parts Inc.	2,153,251
57,000	DSW Inc., Class A Shares	2,022,360
67,620	Home Depot Inc. (The)	6,721,428
260,050	L Brands Inc.	21,038,045
11,100	O’Reilly Automotive Inc.*	2,028,414
32,600	Ross Stores Inc.	2,982,248
276,050	Sally Beauty Holdings Inc.*	8,736,982
10,237	Tiffany & Co.	1,104,777
206,335	TJX Cos., Inc. (The)	13,651,124

	Total Specialty Retail	60,438,629

Textiles, Apparel & Luxury Goods - 2.6%
263,250	NIKE Inc., Class B Shares	26,138,092
144,300	Under Armour, Inc., Class A Shares*	10,460,307
148,300	V.F. Corp.	11,147,711

	Total Textiles, Apparel & Luxury Goods	47,746,110

	TOTAL CONSUMER DISCRETIONARY	386,255,148

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares/Units	Security	Value
CONSUMER STAPLES - 4.5%
Beverages - 1.1%
20,435	Brown-Forman Corp., Class B Shares	$1,983,217
174,890	Constellation Brands Inc., Class A Shares*	16,859,396
10,000	Monster Beverage Corp.*	1,121,500

	Total Beverages	19,964,113

Food & Staples Retailing - 2.2%
86,350	Costco Wholesale Corp.	12,272,062
27,400	United Natural Foods Inc.*	2,060,206
382,725	Walgreen Co.	26,258,762

	Total Food & Staples Retailing	40,591,030

Food Products - 0.7%
17,500	Hain Celestial Group, Inc. (The)*	1,981,350
104,256	Hershey Co. (The)	10,454,792
10,800	Mead Johnson Nutrition Co., Class A Shares	1,121,472

	Total Food Products	13,557,614

Personal Products - 0.5%
116,550	Estee Lauder Cos., Inc. (The), Class A Shares	8,641,017

	TOTAL CONSUMER STAPLES	82,753,774

ENERGY - 5.9%
Energy Equipment & Services - 1.2%
321,900	Halliburton Co.	13,584,180
125,990	National Oilwell Varco Inc.	8,446,369
19,945	US Silica Holdings Inc.(a)	626,672

	Total Energy Equipment & Services	22,657,221

Oil, Gas & Consumable Fuels - 4.7%
96,200	Antero Resources Corp.(a)*	4,513,704
48,720	Cabot Oil & Gas Corp.	1,609,709
48,230	Carrizo Oil & Gas Inc.*	1,903,156
32,860	Continental Resources Inc.(a)*	1,346,603
257,050	EOG Resources Inc.	22,291,376
54,300	EP Energy Corp., Class A Shares(a)*	580,467
296,425	Kinder Morgan Inc.(a)	12,257,174
40,200	Pioneer Natural Resources Co.	5,757,846
230,000	Suncor Energy Inc.	7,265,700
204,840	Valero Energy Corp.	9,957,272
335,275	Williams Cos., Inc. (The)	17,350,481

	Total Oil, Gas & Consumable Fuels	84,833,488

	TOTAL ENERGY	107,490,709

FINANCIALS - 6.0%
Banks - 1.2%
166,980	Citigroup Inc.	9,011,911
166,060	JPMorgan Chase & Co.	9,990,169
14,770	Signature Bank*	1,791,158
10,023	SVB Financial Group*	1,053,918

	Total Banks	21,847,156

Capital Markets - 1.3%
48,300	Affiliated Managers Group Inc.*	9,833,397
76,810	E*Trade Financial Corp.*	1,752,036
47,850	Raymond James Financial Inc.	2,693,955
119,220	State Street Corp.	9,147,751
51,600	WisdomTree Investments Inc.	783,804

	Total Capital Markets	24,210,943

Diversified Financial Services - 1.8%
140,875	Intercontinental Exchange Inc.	31,836,341

Insurance - 0.2%
25,430	Allied World Assurance Co. Holdings AG	958,711
19,600	Aon PLC	1,812,804
31,900	Arthur J. Gallagher & Co.	1,529,605

	Total Insurance	4,301,120

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares/Units	Security	Value
Real Estate Investment Trusts (REITs) - 1.5%
326,000	Crown Castle International Corp.	$27,087,340

	TOTAL FINANCIALS	109,282,900

HEALTH CARE - 18.7%
Biotechnology - 5.3%
55,300	Alkermes PLC*	3,042,606
31,700	Biogen Idec Inc.*	9,753,773
11,443	BioMarin Pharmaceutical, Inc.*	1,026,666
679,304	Celgene Corp.*	77,230,072
34,730	Incyte Corp. Ltd.*	2,623,851
15,800	Medivation Inc.*	1,831,062

	Total Biotechnology	95,508,030

Health Care Equipment & Supplies - 0.9%
96,680	Cooper Cos., Inc. (The)	16,329,252

Health Care Providers & Services - 1.7%
144,029	Cardinal Health Inc.	11,837,744
31,300	Centene Corp.*	3,091,501
15,600	Humana Inc.	2,152,332
57,900	McKesson Corp.	12,203,004
32,350	MEDNAX Inc.*	2,117,631

	Total Health Care Providers & Services	31,402,212

Health Care Technology - 0.1%
55,700	Allscripts Healthcare Solutions Inc.*	669,514
22,900	Cerner Corp.*	1,474,760

	Total Health Care Technology	2,144,274

Life Sciences Tools & Services - 0.6%
13,710	Illumina Inc.*	2,617,102
65,550	Thermo Fisher Scientific Inc.	8,474,959

	Total Life Sciences Tools & Services	11,092,061

Pharmaceuticals - 10.1%
458,780	AbbVie Inc.	31,747,576
72,930	Actavis PLC*	19,735,587
159,025	Allergan Inc.	34,013,857
149,250	Endo International PLC*	10,920,623
73,885	Jazz Pharmaceuticals PLC*	13,084,295
32,500	Mylan Inc.*	1,904,825
337,550	Novo Nordisk AS, ADR	15,345,023
155,028	Perrigo Co. PLC	24,833,935
67,385	Shire PLC, ADR	14,393,436
320,680	Teva Pharmaceutical Industries Ltd., ADR	18,272,347

	Total Pharmaceuticals	184,251,504

	TOTAL HEALTH CARE	340,727,333

INDUSTRIALS - 7.0%
Aerospace & Defense - 1.0%
42,273	Precision Castparts Corp.	10,056,747
179,160	Textron, Inc.	7,761,211

	Total Aerospace & Defense	17,817,958

Airlines - 1.2%
69,500	American Airlines Group Inc.	3,372,835
192,500	Delta Air Lines Inc.	8,983,975
40,100	Spirit Airlines Inc.*	3,315,869
88,080	United Continental Holdings Inc.*	5,393,138

	Total Airlines	21,065,817

Commercial Services & Supplies - 0.2%
40,300	Copart Inc.*	1,464,502
38,200	KAR Auction Services Inc.	1,323,630
9,840	Stericycle Inc.*	1,268,573

	Total Commercial Services & Supplies	4,056,705

Construction & Engineering - 0.1%
65,900	MasTec Inc.*	1,588,190

Electrical Equipment - 0.3%
125,300	AMETEK Inc.	6,385,288

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares/Units	Security	Value
Industrial Conglomerates - 0.6%
110,620	Danaher Corp.	$9,243,407
9,000	Roper Industries, Inc.	1,420,380

	Total Industrial Conglomerates	10,663,787

Machinery - 1.6%
81,637	Caterpillar Inc.	8,212,682
65,900	Cummins Inc.	9,596,358
113,530	PACCAR Inc.	7,608,781
13,380	Pall Corp.	1,285,952
32,180	Wabtec Corp.	2,847,608

	Total Machinery	29,551,381

Marine - 0.1%
21,340	Kirby Corp.*	2,051,628

Professional Services - 0.6%
27,890	IHS Inc., Class A Shares*	3,415,410
168,020	Nielsen NV	7,018,195

	Total Professional Services	10,433,605

Road & Rail - 1.2%
47,100	Canadian Pacific Railway Ltd.	9,097,836
242,090	CSX Corp.	8,833,864
22,750	Genesee & Wyoming Inc., Class A Shares*	2,242,923
20,510	J.B. Hunt Transport Services Inc.	1,692,690

	Total Road & Rail	21,867,313

Trading Companies & Distributors - 0.1%
17,580	WESCO International Inc.(a) *	1,448,416

	TOTAL INDUSTRIALS	126,930,088

INFORMATION TECHNOLOGY - 30.8%
Communications Equipment - 2.3%
59,321	Palo Alto Networks, Inc.*	7,296,483
483,740	QUALCOMM Inc.	35,264,646

	Total Communications Equipment	42,561,129

Electronic Equipment, Instruments & Components - 0.7%
52,740	Amphenol Corp., Class A Shares	2,828,446
154,500	TE Connectivity Ltd.	9,918,900

	Total Electronic Equipment, Instruments & Components	12,747,346

Internet Software & Services - 9.5%
33,790	Akamai Technologies Inc.*	2,183,172
38,900	Alibaba Group Holding Ltd., ADR*	4,342,796
69,575	Baidu Inc., ADR*	17,053,528
487,275	eBay Inc.*	26,741,652
93,314	Equinix Inc.	21,198,141
450,860	Facebook Inc., Class A Shares*	35,031,822
53,758	Google Inc., Class A Shares*	29,517,443
57,133	Google Inc., Class C Shares*	30,956,373
103,230	Yelp Inc., Class A Shares(a) *	5,893,401

	Total Internet Software & Services	172,918,328

IT Services - 5.4%
10,640	Alliance Data Systems Corp.*	3,041,657
21,370	Gartner Inc.*	1,826,707
32,450	Global Payments Inc.	2,802,382
24,460	Jack Henry & Associates Inc.	1,503,312
322,850	MasterCard Inc., Class A Shares	28,181,576
229,030	Visa Inc., Class A Shares	59,133,256
12,720	WEX Inc.*	1,438,378

	Total IT Services	97,927,268

Semiconductors & Semiconductor Equipment - 2.1%
28,800	Avago Technologies Ltd., Class A Shares	2,689,920
133,680	Lam Research Corp.	11,047,315
478,670	Micron Technology Inc.*	17,208,186
90,180	NXP Semiconductor NV*	7,016,906

	Total Semiconductors & Semiconductor Equipment	37,962,327

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares/Units	Security	Value
Software - 6.4%
158,250	Adobe Systems Inc.*	$11,659,860
120,300	Cadence Design Systems Inc.*	2,270,061
230,500	Electronic Arts Inc.*	10,125,865
58,900	Fortinet Inc.*	1,623,284
194,250	Intuit Inc.	18,234,248
910,503	Microsoft Corp.	43,531,148
363,100	Salesforce.com Inc.*	21,738,797
93,600	ServiceNow Inc.*	5,986,656
28,885	SS&C Technologies Holdings, Inc.	1,460,137
141,900	Zynga Inc., Class A Shares*	368,940

	Total Software	116,998,996

Technology Hardware, Storage & Peripherals - 4.4%
507,935	Apple Inc.	60,408,710
258,130	EMC Corp.	7,834,245
31,200	SanDisk Corp.	3,227,952
84,200	Western Digital Corp.	8,695,334

	Total Technology Hardware, Storage & Peripherals	80,166,241

	TOTAL INFORMATION TECHNOLOGY	561,281,635

MATERIALS - 2.7%
Chemicals - 2.6%
143,320	Celanese Corp., Series A, Class A Shares	8,609,233
32,640	Cytec Industries Inc.	1,569,984
190,210	Monsanto Co.	22,808,081
53,895	PPG Industries Inc.	11,793,304
11,185	Sherwin-Williams Co. (The)	2,738,759

	Total Chemicals	47,519,361

Construction Materials - 0.1%
24,100	Eagle Materials Inc.	1,985,599

	TOTAL MATERIALS	49,504,960

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.4%
41,730	Cogent Communications Holdings Inc.	1,478,077
116,180	Verizon Communications Inc.	5,877,546

	Total Diversified Telecommunication Services	7,355,623

Wireless Telecommunication Services - 0.9%
126,502	SBA Communications Corp., Class A Shares*	15,391,498

	TOTAL TELECOMMUNICATION SERVICES	22,747,121

	TOTAL COMMON STOCKS (Cost - $1,159,301,662)	1,786,973,668

Face Amount
SHORT-TERM INVESTMENTS(b) - 4.0%
MONEY MARKET FUND - 1.5%
$ 28,164,076	Invesco STIT - Government & Agency Portfolio(c) (Cost - $28,164,076)	28,164,076

TIME DEPOSITS - 2.5%
18,973,943	Barclays Bank PLC - London, 0.030% due 12/1/14	18,973,943
8,916,857	BNP Paribas - Grand Cayman, 0.030% due 12/1/14	8,916,857
16,399,775	JPMorgan Chase & Co. - Nassau, 0.030% due 12/1/14	16,399,775
788,583	Skandinaviska Enskilda Banken AB - Sweden, 0.030% due 12/1/14	788,583

	TOTAL TIME DEPOSITS (Cost - $45,079,158)	45,079,158

	TOTAL SHORT-TERM INVESTMENTS (Cost - $73,243,234)	73,243,234

	TOTAL INVESTMENTS - 102.1% (Cost - $1,232,544,896#)	1,860,216,902

	Liabilities in Excess of Other Assets - (2.1)%	(37,470,470)

	TOTAL NET ASSETS - 100.0%	$1,822,746,432

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.5%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Information Technology	30.2%
Consumer Discretionary	20.8
Health Care	18.3
Industrials	6.8
Financials	5.9
Energy	5.8
Consumer Staples	4.4
Materials	2.7
Telecommunication Services	1.2
Short-Term Investments	3.9

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares/Units	Security	Value
COMMON STOCKS - 94.7%
CONSUMER DISCRETIONARY - 10.1%
Automobiles - 1.9%
1,761,500	Ford Motor Co.	$27,708,395

Diversified Consumer Services - 0.2%
76,217	H&R Block Inc.	2,563,940

Hotels, Restaurants & Leisure - 0.7%
440,000	MGM Resorts International*	10,036,400

Household Durables - 1.5%
475,000	Sony Corp., ADR	10,445,250
63,200	Whirlpool Corp.	11,765,944

	Total Household Durables	22,211,194

Internet & Catalog Retail - 0.2%
64,973	Liberty Interactive Corp., Class A Shares*	1,893,963
15,490	Liberty Ventures, Series A*	567,554

	Total Internet & Catalog Retail	2,461,517

Leisure Products - 0.7%
317,963	Mattel Inc.	10,031,733

Media - 1.8%
207,600	Comcast Corp., Class A Shares	11,841,504
65,271	Gannett Co., Inc.	2,124,571
30,316	Omnicom Group Inc.	2,342,517
271,800	Twenty-First Century Fox Inc., Class A Shares	10,002,240

	Total Media	26,310,832

Multiline Retail - 2.0%
176,324	Kohl’s Corp.	10,512,437
137,000	Macy’s Inc.	8,892,670
28,249	Nordstrom Inc.	2,157,094
107,800	Target Corp.	7,977,200

	Total Multiline Retail	29,539,401

Specialty Retail - 0.2%
35,236	Bed Bath & Beyond Inc.*	2,585,265

Textiles, Apparel & Luxury Goods - 0.9%
46,082	Coach Inc.	1,710,564
150,020	V.F. Corp.	11,277,003

	Total Textiles, Apparel & Luxury Goods	12,987,567

	TOTAL CONSUMER DISCRETIONARY	146,436,244

CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 2.2%
213,077	CVS Caremark Corp.	19,466,715
54,303	Kroger Co. (The)	3,249,491
105,600	Wal-Mart Stores Inc.	9,244,224

	Total Food & Staples Retailing	31,960,430

Food Products - 0.8%
207,949	Archer-Daniels-Midland Co.	10,954,753

Household Products - 0.7%
84,777	Kimberly-Clark Corp.	9,884,151

	TOTAL CONSUMER STAPLES	52,799,334

ENERGY - 11.6%
Energy Equipment & Services - 2.2%
351,369	Ensco PLC, Class A Shares	11,876,272
187,400	Halliburton Co.	7,908,280
142,988	McDermott International Inc.(a) *	507,607
152,300	National Oilwell Varco Inc.	10,210,192
55,337	Patterson-UTI Energy Inc.	978,912

	Total Energy Equipment & Services	31,481,263

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares/Units	Security	Value
Oil, Gas & Consumable Fuels - 9.4%
128,900	Anadarko Petroleum Corp.	$10,202,435
178,828	Chevron Corp.	19,469,004
389,951	ConocoPhillips	25,764,063
178,488	Denbury Resources Inc.	1,474,311
78,900	EOG Resources Inc.	6,842,208
8,008	Hess Corp.	584,023
533,556	Marathon Oil Corp.	15,430,439
203,530	Murphy Oil Corp.	9,854,923
83,800	Occidental Petroleum Corp.	6,684,726
120,200	Royal Dutch Shell PLC, Class A Shares, ADR	7,982,482
34,700	SM Energy Co.	1,507,715
59,987	Southwestern Energy Co.*	1,930,382
250,300	Total SA, ADR(a)	13,924,189
280,000	Valero Energy Corp.	13,610,800

	Total Oil, Gas & Consumable Fuels	135,261,700

	TOTAL ENERGY	166,742,963

FINANCIALS - 22.7%
Banks - 7.0%
240,000	BB&T Corp.	9,021,600
143,000	Citigroup Inc.	7,717,710
415,000	Citizens Financial Group Inc.(a)	10,221,450
380,200	Fifth Third Bancorp	7,649,624
496,410	JPMorgan Chase & Co.	29,864,025
11,783	M&T Bank Corp.(a)	1,484,894
93,800	PNC Financial Services Group Inc.	8,204,686
955,000	Regions Financial Corp.	9,616,850
317,900	Wells Fargo & Co.	17,319,192

	Total Banks	101,100,031

Capital Markets - 2.9%
64,900	Ameriprise Financial Inc.	8,551,873
202,400	Franklin Resources Inc.	11,508,464
44,102	Goldman Sachs Group Inc. (The)	8,309,258
12,284	Northern Trust Corp.	831,995
168,269	State Street Corp.	12,911,281

	Total Capital Markets	42,112,871

Consumer Finance - 3.4%
110,000	American Express Co.	10,166,200
241,100	Capital One Financial Corp.	20,059,520
408,918	Navient Corp.	8,570,921
350,000	Synchrony Financial*	10,153,500

	Total Consumer Finance	48,950,141

Diversified Financial Services - 0.2%
9,733	Intercontinental Exchange Inc.	2,199,561

Insurance - 9.0%
86,500	ACE Ltd.	9,890,410
7,217	Alleghany Corp.*	3,294,849
45,111	Allied World Assurance Co. Holdings AG	1,700,685
358,499	Allstate Corp. (The)	24,431,707
202,200	American International Group Inc.	11,080,560
26,493	Aon PLC	2,450,338
41,239	Arch Capital Group Ltd.*	2,363,819
277,500	Hartford Financial Services Group Inc.	11,460,750
42,510	Loews Corp.	1,770,116
716,116	MetLife Inc.	39,823,211
80,458	Progressive Corp. (The)	2,191,676
41,870	Torchmark Corp.	2,250,512
82,000	Travelers Cos., Inc. (The)	8,564,900
186,000	Willis Group Holdings PLC	7,944,060

	Total Insurance	129,217,593

Real Estate Investment Trusts (REITs) - 0.2%
77,928	American Capital Agency Corp.	1,798,188
82,748	Hatteras Financial Corp.	1,585,452

	Total Real Estate Investment Trusts (REITs)	3,383,640

	TOTAL FINANCIALS	326,963,837

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares/Units	Security	Value
HEALTH CARE - 13.4%
Health Care Equipment & Supplies - 3.1%
216,000	Abbott Laboratories	$9,614,160
317,086	Baxter International Inc.	23,147,278
185,884	St. Jude Medical Inc.	12,632,677

	Total Health Care Equipment & Supplies	45,394,115

Health Care Providers & Services - 3.2%
114,500	Aetna Inc.	9,988,980
38,458	Cigna Corp.	3,956,943
124,000	Express Scripts Holding Co.*	10,310,600
127,884	UnitedHealth Group Inc.	12,613,199
68,900	WellPoint Inc.	8,812,999

	Total Health Care Providers & Services	45,682,721

Life Sciences Tools & Services - 0.7%
233,400	Agilent Technologies Inc.	9,975,516

Pharmaceuticals - 6.4%
177,950	Eli Lilly & Co.	12,121,954
182,600	GlaxoSmithKline PLC, ADR	8,481,770
207,965	Johnson & Johnson	22,512,211
365,540	Merck & Co., Inc.	22,078,616
106,000	Novartis AG, ADR	10,244,900
279,400	Pfizer Inc.	8,703,310
153,400	Teva Pharmaceutical Industries Ltd., ADR	8,740,732

	Total Pharmaceuticals	92,883,493

	TOTAL HEALTH CARE	193,935,845

INDUSTRIALS - 8.1%
Aerospace & Defense - 2.4%
86,850	General Dynamics Corp.	12,624,516
98,000	Honeywell International Inc.	9,708,860
7,479	L-3 Communications Holdings Inc.	931,883
67,600	Northrop Grumman Corp.	9,526,868
24,560	Rockwell Collins Inc.	2,100,617

	Total Aerospace & Defense	34,892,744

Commercial Services & Supplies - 0.1%
37,824	Republic Services Inc., Class A Shares	1,498,209

Construction & Engineering - 0.8%
156,300	Fluor Corp.	9,689,037
43,508	Jacobs Engineering Group Inc.*	2,020,946

	Total Construction & Engineering	11,709,983

Electrical Equipment - 0.8%
150,500	Emerson Electric Co.	9,594,375
14,033	Hubbell Inc., Class B Shares	1,498,724

	Total Electrical Equipment	11,093,099

Industrial Conglomerates - 1.1%
95,152	Danaher Corp.	7,950,901
315,800	General Electric Co.	8,365,542

	Total Industrial Conglomerates	16,316,443

Machinery - 2.0%
91,947	Deere & Co.	7,964,449
124,800	Dover Corp.	9,608,352
30,763	Joy Global Inc.	1,508,618
44,189	Kennametal Inc.	1,627,039
85,500	Stanley Black & Decker Inc.	8,074,620

	Total Machinery	28,783,078

Professional Services - 0.2%
28,119	Manpowergroup Inc.	1,880,036
2,078	Towers Watson & Co., Class A Shares	234,731

	Total Professional Services	2,114,767

Road & Rail - 0.7%
81,043	Norfolk Southern Corp.	9,047,641
9,754	Ryder System Inc.	931,702

	Total Road & Rail	9,979,343

	TOTAL INDUSTRIALS	116,387,666

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 2.5%
673,681	Cisco Systems Inc.	$18,620,543
120,600	Harris Corp.	8,643,402
113,000	QUALCOMM Inc.	8,237,700

	Total Communications Equipment	35,501,645

Electronic Equipment, Instruments & Components - 0.7%
57,049	Arrow Electronics Inc.*	3,333,944
74,956	Avnet Inc.	3,282,323
85,574	FLIR Systems Inc.	2,715,263
4,602	Ingram Micro Inc., Class A Shares*	126,233

	Total Electronic Equipment, Instruments & Components	9,457,763

Internet Software & Services - 1.0%
23,500	Google Inc., Class A Shares*	12,903,380
28,270	IAC/InterActiveCorp	1,845,466

	Total Internet Software & Services	14,748,846

IT Services - 1.9%
160,000	Amdocs Ltd.	7,799,200
38,220	NeuStar Inc., Class A Shares(a) *	1,041,495
53,375	Teradata Corp.*	2,409,348
240,000	Vantiv Inc., Class A Shares*	8,097,600
634,200	Xerox Corp.	8,853,432

	Total IT Services	28,201,075

Semiconductors & Semiconductor Equipment - 2.4%
63,887	Analog Devices Inc.	3,490,786
547,100	Intel Corp.	20,379,475
20,799	KLA-Tencor Corp.	1,444,282
27,819	Lam Research Corp.	2,298,962
194,300	Micron Technology Inc.*	6,985,085

	Total Semiconductors & Semiconductor Equipment	34,598,590

Software - 3.0%
475,000	Activision Blizzard Inc.	10,283,750
258,400	CA Inc.	8,049,160
211,066	Microsoft Corp.	10,091,065
120,489	Oracle Corp.	5,109,939
324,900	Symantec Corp.	8,476,641
34,873	Synopsys Inc.*	1,513,139

	Total Software	43,523,694

Technology Hardware, Storage & Peripherals - 1.5%
715,400	EMC Corp.	21,712,390

	TOTAL INFORMATION TECHNOLOGY	187,744,003

MATERIALS - 5.0%
Chemicals - 1.8%
147,000	Dow Chemical Co. (The)	7,154,490
123,700	EI du Pont de Nemours & Co.	8,832,180
85,000	Monsanto Co.	10,192,350

	Total Chemicals	26,179,020

Metals & Mining - 1.9%
504,700	Barrick Gold Corp.(a)	6,000,883
356,255	Freeport-McMoRan Inc.	9,565,447
125,170	Goldcorp Inc.	2,458,339
432,149	Kinross Gold Corp.*	1,210,017
159,500	Nucor Corp.	8,553,985

	Total Metals & Mining	27,788,671

Paper & Forest Products - 1.3%
353,200	International Paper Co.	19,009,224

	TOTAL MATERIALS	72,976,915

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
472,900	AT&T Inc.	16,731,202
284,400	CenturyLink Inc.	11,594,988
370,200	Verizon Communications Inc.	18,728,418

	TOTAL TELECOMMUNICATION SERVICES	47,054,608

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares/Units	Security	Value
UTILITIES - 3.8%
Electric Utilities - 2.3%
325,850	American Electric Power Co., Inc.	$18,752,667
50,904	Edison International	3,235,458
114,695	Entergy Corp.	9,622,911
1,181	Westar Energy Inc., Class A Shares	46,165
59,886	Xcel Energy Inc.	2,032,531

	Total Electric Utilities	33,689,732

Multi-Utilities - 1.5%
478,100	Public Service Enterprise Group Inc.	19,975,018
23,647	SCANA Corp.	1,348,589

	Total Multi-Utilities	21,323,607

	TOTAL UTILITIES	55,013,339

	TOTAL COMMON STOCKS (Cost - $1,017,719,143)	1,366,054,754

Face Amount
SHORT-TERM INVESTMENTS(b) - 5.5%
MONEY MARKET FUND - 0.5%
$ 7,759,001	Invesco STIT - Government & Agency Portfolio(c) (Cost - $7,759,001)	7,759,001

TIME DEPOSITS - 5.0%
16,859,292	ANZ National Bank - London, 0.030% due 12/1/14	16,859,292
11,584,543	BNP Paribas - Grand Cayman, 0.030% due 12/1/14	11,584,543
8,167,205	DNB - Oslo, 0.030% due 12/1/14	8,167,205
23,167,485	Skandinaviska Enskilda Banken AB - Sweden, 0.030% due 12/1/14	23,167,485
11,770,585	Wells Fargo - Grand Cayman, 0.030% due 12/1/14	11,770,585

	TOTAL TIME DEPOSITS (Cost - $71,549,110)	71,549,110

	TOTAL SHORT-TERM INVESTMENTS (Cost - $79,308,111)	79,308,111

	TOTAL INVESTMENTS - 100.2% (Cost - $1,097,027,254#)	1,445,362,865

	Liabilities in Excess of Other Assets - (0.2)%	(2,997,503)

	TOTAL NET ASSETS - 100.0%	$1,442,365,362

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 5.0%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Summary of Investments by Security Sector^
Financials	22.6%
Health Care	13.4
Information Technology	13.0
Energy	11.5
Consumer Discretionary	10.1
Industrials	8.1
Materials	5.0
Utilities	3.8
Consumer Staples	3.7
Telecommunication Services	3.3
Short-Term Investments	5.5

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares/Units	Security	Value
COMMON STOCKS - 96.3%
CONSUMER DISCRETIONARY - 16.3%
Distributors - 0.6%
31,400	Core-Mark Holding Co., Inc.	$1,887,454

Diversified Consumer Services - 1.2%
44,500	Bright Horizons Family Solutions Inc.*	1,989,150
34,610	Sotheby’s	1,398,590

	Total Diversified Consumer Services	3,387,740

Hotels, Restaurants & Leisure - 5.1%
67,080	Bloomin’ Brands Inc.*	1,527,412
45,520	Dave & Buster’s Entertainment Inc.*	1,043,318
57,680	Del Frisco’s Restaurant Group Inc.*	1,281,650
29,400	Fiesta Restaurant Group Inc.*	1,648,164
69,400	La Quinta Holdings Inc.*	1,528,188
21,970	Papa John’s International Inc.	1,159,576
36,200	Popeyes Louisiana Kitchen Inc.*	1,999,688
19,200	Red Robin Gourmet Burgers Inc.*	1,293,120
57,100	Sonic Corp.	1,552,549
23,400	Vail Resorts Inc.	2,050,776

	Total Hotels, Restaurants & Leisure	15,084,441

Household Durables - 0.6%
247,780	Standard Pacific Corp.*	1,870,739

Internet & Catalog Retail - 0.6%
42,770	Shutterfly Inc.*	1,828,845

Leisure Products - 1.0%
46,630	Brunswick Corp.	2,316,579
36,100	Malibu Boats Inc., Class A Shares*	675,792

	Total Leisure Products	2,992,371

Media - 1.2%
110,870	Cumulus Media Inc., Class A Shares*	442,372
35,303	MDC Partners Inc., Class A Shares	779,137
27,700	Rentrak Corp.*	2,329,570

	Total Media	3,551,079

Multiline Retail - 0.6%
39,600	Burlington Stores Inc.*	1,768,932

Specialty Retail - 4.4%
20,570	Asbury Automotive Group Inc.*	1,557,355
49,000	Brown Shoe Co., Inc.	1,605,240
25,240	Five Below Inc.(a)*	1,177,698
23,120	Lithia Motors Inc., Class A Shares	1,699,551
24,200	Men’s Wearhouse Inc. (The)	1,130,624
54,200	Restoration Hardware Holdings Inc.(a) *	4,578,274
30,100	Vitamin Shoppe Inc.*	1,440,586

	Total Specialty Retail	13,189,328

Textiles, Apparel & Luxury Goods - 1.0%
16,700	G-III Apparel Group Ltd.*	1,477,783
39,500	Vince Holding Corp.*	1,466,635

	Total Textiles, Apparel & Luxury Goods	2,944,418

	TOTAL CONSUMER DISCRETIONARY	48,505,347

CONSUMER STAPLES - 2.6%
Beverages - 0.7%
7,900	Boston Beer Co., Inc. (The), Class A Shares*	2,077,463

Food & Staples Retailing - 0.5%
18,500	Casey’s General Stores Inc.	1,548,820

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares/Units	Security	Value
Food Products - 1.4%
53,430	B&G Foods Inc., Class A Shares	$1,529,167
19,750	Boulder Brands Inc.*	213,300
10,900	J&J Snack Foods Corp.	1,145,045
17,500	TreeHouse Foods Inc.*	1,416,625

	Total Food Products	4,304,137

	TOTAL CONSUMER STAPLES	7,930,420

ENERGY - 3.5%
Energy Equipment & Services - 1.3%
63,200	Basic Energy Services Inc.*	564,376
24,560	Oil States International Inc.*	1,224,316
22,600	RigNet Inc.*	925,470
52,080	Superior Energy Services Inc.	1,005,665

	Total Energy Equipment & Services	3,719,827

Oil, Gas & Consumable Fuels - 2.2%
59,160	Navigator Holdings Ltd.(a)*	1,267,207
129,880	Synergy Resources Corp.*	1,274,123
37,895	Tesoro Corp.	2,903,515
28,230	Western Refining Inc.	1,160,535

	Total Oil, Gas & Consumable Fuels	6,605,380

	TOTAL ENERGY	10,325,207

FINANCIALS - 6.6%
Banks - 1.4%
64,820	East West Bancorp Inc.	2,383,432
34,400	Texas Capital Bancshares Inc.*	1,896,472

	Total Banks	4,279,904

Capital Markets - 1.9%
123,930	BGC Partners Inc., Class A Shares	1,079,430
36,800	Financial Engines Inc.(a)	1,202,624
26,890	LPL Financial Holdings Inc.	1,147,396
42,480	Stifel Financial Corp.*	2,061,555

	Total Capital Markets	5,491,005

Consumer Finance - 0.6%
30,000	PRA Group Inc.(a)*	1,755,600

Insurance - 0.8%
120,960	CNO Financial Group Inc.	2,097,446
20,760	National General Holdings Corp.	389,250

	Total Insurance	2,486,696

Real Estate Investment Trusts (REITs) - 1.0%
44,900	Pebblebrook Hotel Trust	1,938,333
76,700	Strategic Hotels & Resorts Inc.*	1,018,576

	Total Real Estate Investment Trusts (REITs)	2,956,909

Real Estate Management & Development - 0.9%
72,930	Alexander & Baldwin Inc.	2,777,174

	TOTAL FINANCIALS	19,747,288

HEALTH CARE - 24.8%
Biotechnology - 8.4%
73,460	Aegerion Pharmaceuticals Inc.(a) *	1,547,802
84,520	AMAG Pharmaceuticals Inc.(a) *	3,144,144
60,100	Anacor Pharmaceuticals Inc.(a) *	2,072,248
139,590	ARIAD Pharmaceuticals Inc.(a) *	992,485
30,200	Cepheid*	1,663,416
96,440	ChemoCentryx Inc.(a) *	444,588
25,300	Clovis Oncology Inc.(a) *	1,203,774
53,160	Coherus Biosciences Inc.*	729,887
56,960	Cubist Pharmaceuticals Inc.*	4,318,138
125,151	Dynavax Technologies Corp.(a) *	1,859,744
38,800	Isis Pharmaceuticals Inc.* (a)	2,009,452
74,190	Prothena Corp. PLC*	1,798,366
52,370	PTC Therapeutics Inc.(a) *	2,343,557
4,300	Puma Biotechnology Inc.*	976,186

	Total Biotechnology	25,103,787

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares/Units	Security	Value
Health Care Equipment & Supplies - 7.1%
128,000	AtriCure Inc.*	$2,397,440
63,372	LDR Holding Corp.*	2,067,828
72,350	Masimo Corp.*	1,899,187
31,200	Neogen Corp.*	1,382,472
87,000	Novadaq Technologies Inc.*	1,248,450
51,000	Quidel Corp.*	1,420,860
101,200	Spectranetics Corp. (The)(a) *	3,322,396
48,080	STERIS Corp.(a)	3,065,100
74,840	Wright Medical Group Inc.(a) *	2,192,064
80,675	Zeltiq Aesthetics Inc.(a) *	2,208,075

	Total Health Care Equipment & Supplies	21,203,872

Health Care Providers & Services - 3.4%
98,810	ExamWorks Group Inc.*	3,888,173
17,285	MWI Veterinary Supply Inc.*	2,824,715
62,310	Team Health Holdings Inc.*	3,561,640

	Total Health Care Providers & Services	10,274,528

Health Care Technology - 0.7%
48,400	Medidata Solutions Inc.*	2,067,164

Life Sciences Tools & Services - 2.2%
47,500	Fluidigm Corp.(a) *	1,464,425
63,810	ICON PLC, ADR*	3,544,007
23,900	PAREXEL International Corp.*	1,398,389

	Total Life Sciences Tools & Services	6,406,821

Pharmaceuticals - 3.0%
61,400	Akorn Inc.(a) *	2,460,298
60,960	Avanir Pharmaceuticals Inc.(a) *	909,523
92,100	Cardiome Pharma Corp.(a) *	765,351
94,460	Flamel Technologies SA, ADR*	1,349,834
26,600	Pacira Pharmaceuticals Inc.(a) *	2,498,538
55,594	Revance Therapeutics Inc.(a) *	913,965

	Total Pharmaceuticals	8,897,509

	TOTAL HEALTH CARE	73,953,681

INDUSTRIALS - 18.8%
Aerospace & Defense - 1.6%
55,750	Hexcel Corp.*	2,413,418
110,800	Taser International Inc.(a) *	2,379,984

	Total Aerospace & Defense	4,793,402

Air Freight & Logistics - 1.6%
36,800	Forward Air Corp.	1,801,728
72,580	XPO Logistics Inc.(a) *	2,807,394

	Total Air Freight & Logistics	4,609,122

Airlines - 1.5%
38,100	Hawaiian Holdings Inc.(a) *	773,049
247,960	JetBlue Airways Corp.(a) *	3,627,655

	Total Airlines	4,400,704

Building Products - 0.5%
86,688	NCI Building Systems Inc.*	1,617,598

Commercial Services & Supplies - 1.4%
49,570	Herman Miller Inc.	1,506,432
35,800	Mobile Mini Inc.	1,485,342
58,210	Steelcase Inc., Class A Shares	1,019,839

	Total Commercial Services & Supplies	4,011,613

Construction & Engineering - 0.4%
48,700	Primoris Services Corp.	1,273,505

Electrical Equipment - 0.6%
27,070	Power Solutions International Inc.(a) *	1,777,146

Machinery - 2.1%
41,400	Albany International Corp., Class A Shares	1,547,118
22,700	Proto Labs Inc.(a) *	1,473,230
129,100	Wabash National Corp.*	1,392,989
19,500	Wabtec Corp.	1,725,555

	Total Machinery	6,138,892

Marine - 0.3%
28,070	Matson Inc.	988,345

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares/Units	Security	Value
Professional Services - 3.5%
33,110	Corporate Executive Board Co. (The)	$2,423,983
37,110	Huron Consulting Group Inc.*	2,566,528
50,100	On Assignment Inc.*	1,539,573
69,120	WageWorks Inc.*	4,037,990

	Total Professional Services	10,568,074

Road & Rail - 3.7%
39,615	Genesee & Wyoming Inc., Class A Shares*	3,905,643
21,775	Old Dominion Freight Line Inc.*	1,764,646
59,770	Saia Inc.*	3,315,442
70,180	Werner Enterprises Inc.	2,176,983

	Total Road & Rail	11,162,714

Trading Companies & Distributors - 1.6%
38,960	Rush Enterprises Inc., Class A Shares(a) *	1,366,717
32,670	Watsco Inc.	3,316,005

	Total Trading Companies & Distributors	4,682,722

	TOTAL INDUSTRIALS	56,023,837

INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 1.2%
70,800	Ciena Corp.*	1,170,324
47,700	Radware Ltd.*	966,402
124,500	Ruckus Wireless Inc.*	1,426,770

	Total Communications Equipment	3,563,496

Electronic Equipment, Instruments & Components - 1.6%
75,800	Benchmark Electronics Inc.*	1,802,524
18,000	FEI Co.	1,541,520
15,100	Littelfuse Inc.	1,451,563

	Total Electronic Equipment, Instruments & Components	4,795,607

Internet Software & Services - 3.7%
75,888	Amber Road Inc.(a) *	895,478
43,700	comScore Inc.*	1,921,489
17,570	Cornerstone OnDemand Inc.*	558,199
9,025	CoStar Group Inc.*	1,536,597
20,130	Demandware Inc.(a) *	1,127,280
34,692	Envestnet Inc.*	1,774,496
43,250	HomeAway Inc.*	1,356,320
30,332	SPS Commerce Inc.*	1,767,749

	Total Internet Software & Services	10,937,608

IT Services - 2.8%
81,100	Acxiom Corp.*	1,543,333
30,200	Euronet Worldwide Inc.*	1,753,714
32,630	InterXion Holding NV*	909,398
36,690	WEX Inc.*	4,148,905

	Total IT Services	8,355,350

Semiconductors & Semiconductor Equipment - 2.7%
88,570	Advanced Energy Industries Inc.*	1,809,485
41,520	Cavium Inc.*	2,350,032
42,180	Monolithic Power Systems Inc.	2,030,124
54,510	RF Micro Devices Inc.*	796,391
46,700	Spansion Inc., Class A Shares*	1,091,379

	Total Semiconductors & Semiconductor Equipment	8,077,411

Software - 5.7%
32,410	A10 Networks Inc.*	132,233
31,500	Aspen Technology Inc.*	1,188,810
58,980	Cadence Design Systems Inc.*	1,112,953
90,080	Callidus Software Inc.*	1,438,577
106,630	Fortinet Inc.*	2,938,723
31,700	Guidewire Software Inc.*	1,599,899
45,100	Manhattan Associates Inc.*	1,784,156
40,742	Proofpoint Inc.(a)*	1,769,018
55,800	QLIK Technologies Inc.*	1,720,314
22,010	Ultimate Software Group Inc. (The)*	3,240,752

	Total Software	16,925,435

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares/Units	Security	Value
Technology Hardware, Storage & Peripherals - 1.0%
38,470	Electronics for Imaging Inc.*	$1,709,991
54,100	Nimble Storage Inc.(a) *	1,426,617

	Total Technology Hardware, Storage & Peripherals	3,136,608

	TOTAL INFORMATION TECHNOLOGY	55,791,515

MATERIALS - 3.7%
Chemicals - 2.4%
83,790	Chemtura Corp.*	1,952,307
118,960	PolyOne Corp.	4,437,208
56,470	Trinseo SA*	867,379

	Total Chemicals	7,256,894

Metals & Mining - 0.8%
94,460	Horsehead Holding Corp.(a) *	1,475,465
27,370	TimkenSteel Corp.	974,920

	Total Metals & Mining	2,450,385

Paper & Forest Products - 0.5%
46,820	KapStone Paper and Packaging Corp.*	1,398,513

	TOTAL MATERIALS	11,105,792

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.1%
88,120	Cogent Communications Holdings Inc.	3,121,210

Wireless Telecommunication Services - 0.2%
54,100	RingCentral Inc., Class A Shares(a) *	680,578

	TOTAL TELECOMMUNICATION SERVICES	3,801,788

	TOTAL COMMON STOCKS (Cost - $217,784,566)	287,184,875

Face Amount
SHORT-TERM INVESTMENTS(b) - 17.8%
MONEY MARKET FUND - 13.9%
$ 41,624,619	Invesco STIT - Government & Agency Portfolio(c) (Cost - $41,624,619)	41,624,619

TIME DEPOSITS - 3.9%
3,033,453	ANZ National Bank - London, 0.030% due 12/1/14	3,033,453
3,955,822	Barclays Bank PLC - Grand Cayman, 0.030% due 12/1/14	3,955,822
4,561,722	JPMorgan Chase & Co. - Nassau, 0.030% due 12/1/14	4,561,722

	TOTAL TIME DEPOSITS (Cost - $11,550,997)	11,550,997

	TOTAL SHORT-TERM INVESTMENTS (Cost - $53,175,616)	53,175,616

	TOTAL INVESTMENTS - 114.1% (Cost - $270,960,182#)	340,360,491

	Liabilities in Excess of Other Assets - (14.1)%	(42,087,236)

	TOTAL NET ASSETS - 100.0%	$298,273,255

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.9%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Summary of Investments by Security Sector^
Health Care	21.7%
Industrials	16.5
Information Technology	16.4
Consumer Discretionary	14.3
Financials	5.8
Materials	3.3
Energy	3.0
Consumer Staples	2.3
Telecommunication Services	1.1
Short-Term Investments	15.6

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
COMMON STOCKS - 94.1%
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 1.7%
37,500	Dana Holding Corp.	$795,000
200,067	Modine Manufacturing Co.*	2,434,815
16,950	Standard Motor Products Inc.	646,643
14,700	Tenneco Inc.*	798,945

	Total Auto Components	4,675,403

Automobiles - 0.3%
16,500	Thor Industries Inc.	969,540

Distributors - 0.1%
3,340	Core-Mark Holding Co., Inc.	200,767

Diversified Consumer Services - 1.6%
197,789	Regis Corp.*	3,271,430
54,100	Service Corp. International	1,222,660

	Total Diversified Consumer Services	4,494,090

Hotels, Restaurants & Leisure - 1.4%
11,500	Brinker International Inc.	647,795
21,100	Cheesecake Factory Inc. (The)	1,021,873
8,800	Cracker Barrel Old Country Store Inc.	1,126,488
28,900	Texas Roadhouse Inc., Class A Shares	955,434

	Total Hotels, Restaurants & Leisure	3,751,590

Household Durables - 0.4%
30,400	Meritage Homes Corp.*	1,192,288

Internet & Catalog Retail - 1.3%
104,850	Blue Nile, Inc.*	3,632,004

Leisure Products - 0.9%
3,859	Arctic Cat Inc.	127,540
35,929	Brunswick Corp.	1,784,953
13,351	Sturm Ruger & Co., Inc.(a)	508,539

	Total Leisure Products	2,421,032

Media - 1.0%
14,797	Cinemark Holdings Inc.	537,279
34,898	Meredith Corp.	1,841,917
19,264	Time, Inc.	461,180

	Total Media	2,840,376

Specialty Retail - 1.9%
7,100	Asbury Automotive Group Inc.*	537,541
21,000	Buckle Inc. (The)(a)	1,074,990
20,057	Cato Corp. (The), Class A Shares	804,687
26,500	Finish Line Inc. (The), Class A Shares	756,310
7,720	Genesco Inc.*	628,176
11,500	Group 1 Automotive Inc.	1,029,365
22,900	Stage Stores Inc.	469,221

	Total Specialty Retail	5,300,290

Textiles, Apparel & Luxury Goods - 0.8%
5,800	Hanesbrands Inc.	671,176
21,300	Steven Madden Ltd.*	726,330
22,500	Wolverine World Wide Inc.	686,475

	Total Textiles, Apparel & Luxury Goods	2,083,981

	TOTAL CONSUMER DISCRETIONARY	31,561,361

CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 0.7%
16,750	Andersons Inc. (The)	905,170
19,200	Weis Markets Inc.	885,504

	Total Food & Staples Retailing	1,790,674

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
Food Products - 1.5%
25,900	Cal-Maine Foods Inc.(a)	$1,084,692
13,300	Ingredion Inc.	1,106,959
5,600	J&J Snack Foods Corp.	588,280
18,700	Pinnacle Foods Inc.	636,361
9,681	Sanderson Farms Inc.(a)	840,408

	Total Food Products	4,256,700

Household Products - 1.1%
137,600	Central Garden & Pet Co.*	1,007,232
246,593	Central Garden & Pet Co., Class A Shares*	2,034,392

	Total Household Products	3,041,624

Tobacco - 0.3%
18,800	Universal Corp.	751,812

	TOTAL CONSUMER STAPLES	9,840,810

ENERGY - 3.9%
Energy Equipment & Services - 1.7%
9,800	Atwood Oceanics Inc.*	314,482
12,900	Bristow Group Inc.	826,890
70,200	Helix Energy Solutions Group Inc.*	1,605,474
50,000	Patterson-UTI Energy Inc.	884,500
96,200	Precision Drilling Corp.(a)	619,528
11,900	Tidewater Inc.	367,829

	Total Energy Equipment & Services	4,618,703

Oil, Gas & Consumable Fuels - 2.2%
11,300	Green Plains Inc.(a)	339,113
18,700	Jones Energy Inc., Class A Shares*	189,805
41,876	LinnCo LLC(a)	687,185
880	Parsley Energy Inc., Class A Shares*	11,123
48,076	Ship Finance International Ltd.(a)	798,062
8,000	SM Energy Co.	347,600
45,100	Stone Energy Corp.*	712,580
22,798	Western Refining Inc.	937,226
25,400	Whiting Petroleum Corp.*	1,060,958
22,300	World Fuel Services Corp.	1,009,744

	Total Oil, Gas & Consumable Fuels	6,093,396

	TOTAL ENERGY	10,712,099

FINANCIALS - 23.6%
Banks - 9.3%
24,400	Bank of Hawaii Corp.	1,406,172
134,100	Boston Private Financial Holdings Inc.	1,711,116
34,500	Community Bank System Inc.	1,276,155
25,700	CVB Financial Corp.	389,869
70,485	East West Bancorp Inc.	2,591,734
50,300	First Financial Bancorp	890,813
34,900	First Interstate Bancsystem Inc., Class A Shares	981,388
44,500	First Midwest Bancorp Inc.	744,485
75,900	First Niagara Financial Group Inc.	620,103
46,378	FirstMerit Corp.	829,703
74,396	Fulton Financial Corp.	888,288
45,541	Hancock Holding Co.	1,489,646
28,800	Independent Bank Corp.(a)	1,141,344
83,841	National Penn Bancshares Inc.	855,178
42,400	NBT Bancorp Inc.	1,030,744
67,600	Old National Bancorp	959,920
23,505	S&T Bancorp Inc.	645,917
37,100	Susquehanna Bancshares Inc.	488,607
53,500	TCF Financial Corp.	830,320
35,206	Trustmark Corp.	821,708
50,854	Umpqua Holdings Corp.	864,010
103,600	Valley National Bancorp(a)	1,009,064
73,405	Webster Financial Corp.	2,310,055
28,800	WesBanco Inc.	956,448

	Total Banks	25,732,787

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
Capital Markets - 0.8%
2,614	Ashford, Inc.*	$310,412
22,800	Main Street Capital Corp.(a)	740,316
22,200	Stifel Financial Corp.*	1,077,366

	Total Capital Markets	2,128,094

Consumer Finance - 0.3%
20,200	Cash America International Inc.	493,082
18,483	Enova International, Inc.*	424,924

	Total Consumer Finance	918,006

Insurance - 6.6%
24,363	Allied World Assurance Co. Holdings AG	918,485
16,900	American Financial Group Inc.	1,020,591
30,600	First American Financial Corp.	979,506
13,217	Infinity Property & Casualty Corp.	960,347
275,214	Maiden Holdings Ltd.	3,594,295
28,500	Montpelier Re Holdings Ltd.	970,425
115,178	National Interstate Corp.	3,297,546
24,200	Platinum Underwriters Holdings Ltd.	1,794,914
22,300	ProAssurance Corp.	1,005,507
49,800	Selective Insurance Group Inc.	1,333,146
8,900	StanCorp Financial Group Inc.	588,290
42,700	Symetra Financial Corp.	967,582
20,846	Validus Holdings Ltd.	865,109

	Total Insurance	18,295,743

Real Estate Investment Trusts (REITs) - 5.7%
31,500	Altisource Residential Corp.	638,820
62,286	Ashford Hospitality Prime Inc.	1,093,119
227,483	Ashford Hospitality Trust Inc.	2,384,022
51,406	Associated Estates Realty Corp.	1,152,523
31,500	Blackstone Mortgage Trust Inc., Class A Shares	899,640
62,764	Brandywine Realty Trust	970,332
46,100	Education Realty Trust Inc.	536,604
69,000	Franklin Street Properties Corp.	829,380
28,900	Healthcare Realty Trust Inc.	763,249
24,900	Highwoods Properties Inc.	1,074,684
89,200	Lexington Realty Trust,	981,200
20,200	Omega Healthcare Investors Inc.(a)	772,044
37,500	Ramco-Gershenson Properties Trust	671,250
61,317	Retail Properties of America Inc., Class A Shares	985,364
28,023	Starwood Property Trust Inc.	674,233
50,400	Summit Hotel Properties Inc.	584,640
29,700	Washington Real Estate Investment Trust	798,039

	Total Real Estate Investment Trusts (REITs)	15,809,143

Real Estate Management & Development - 0.3%
21,500	Alexander & Baldwin Inc.	818,720

Thrifts & Mortgage Finance - 0.6%
44,700	Home Loan Servicing Solutions Ltd.	873,438
38,500	Washington Federal Inc.	833,140

	Total Thrifts & Mortgage Finance	1,706,578

	TOTAL FINANCIALS	65,409,071

HEALTH CARE - 4.6%
Health Care Equipment & Supplies - 3.1%
6,400	Cooper Cos., Inc. (The)	1,080,960
14,600	Haemonetics Corp.*	539,178
196,840	Invacare Corp.	2,978,189
29,863	STERIS Corp.(a)	1,903,766
16,700	Teleflex Inc.	1,989,805

	Total Health Care Equipment & Supplies	8,491,898

Health Care Providers & Services - 1.1%
26,050	Owens & Minor Inc.	891,171
74,800	Select Medical Holdings Corp.	1,079,364
26,500	VCA Inc.*	1,254,245

	Total Health Care Providers & Services	3,224,780

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
Life Sciences Tools & Services - 0.4%
22,300	PerkinElmer Inc.	$1,013,981

	TOTAL HEALTH CARE	12,730,659

INDUSTRIALS - 24.2%
Aerospace & Defense - 1.3%
35,700	AAR Corp.	914,991
8,000	Alliant Techsystems Inc.	909,440
14,400	Elbit Systems Ltd.	835,056
13,500	Triumph Group Inc.	918,810

	Total Aerospace & Defense	3,578,297

Building Products - 1.2%
177,209	NCI Building Systems Inc.*	3,306,720

Commercial Services & Supplies - 3.7%
18,200	Brink’s Co. (The)	394,940
67,400	Ennis Inc.	897,094
400,650	InnerWorkings Inc.*	2,996,862
26,400	Knoll Inc.	489,192
8,900	UniFirst Corp.	993,151
15,100	United Stationers Inc.	620,006
116,610	Viad Corp.	2,802,138
35,396	West Corp.	1,105,771

	Total Commercial Services & Supplies	10,299,154

Construction & Engineering - 3.4%
93,000	Granite Construction Inc.	3,334,050
245,764	Great Lakes Dredge & Dock Corp.*	1,862,891
293,251	Layne Christensen Co.* (a)	2,082,082
55,800	MasTec Inc.*	1,344,780
32,300	Primoris Services Corp.	844,645

	Total Construction & Engineering	9,468,448

Electrical Equipment - 3.4%
18,300	AZZ Inc.	819,474
31,200	Babcock & Wilcox Co. (The)	924,456
14,500	EnerSys	880,585
683,394	GrafTech International Ltd.*	2,788,248
36,800	Powell Industries Inc.	1,565,840
23,461	Regal-Beloit Corp.	1,696,699
29,900	Thermon Group Holdings Inc.*	723,281

	Total Electrical Equipment	9,398,583

Machinery - 8.9%
24,700	Actuant Corp., Class A Shares	725,192
32,219	Altra Industrial Motion Corp.	986,868
24,400	Barnes Group Inc.	896,212
168,526	Briggs & Stratton Corp.	3,378,946
7,500	CIRCOR International Inc.	502,125
14,100	Crane Co.	832,323
110,174	Douglas Dynamics Inc.	2,537,307
10,900	EnPro Industries Inc.*	703,268
171,845	Harsco Corp.	3,326,919
46,900	ITT Corp.	1,941,660
108,455	John Bean Technologies Corp.	3,290,525
22,600	Kennametal Inc.	832,132
335,442	Mueller Water Products Inc., Class A Shares	3,183,345
19,750	Trinity Industries Inc.	633,185
6,400	Valmont Industries Inc.(a)	865,408

	Total Machinery	24,635,415

Marine - 0.5%
6,600	Kirby Corp.*	634,524
19,100	Matson Inc.	672,511

	Total Marine	1,307,035

Road & Rail - 0.7%
16,450	Saia Inc.*	912,482
36,200	Werner Enterprises Inc.	1,122,924

	Total Road & Rail	2,035,406

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
Trading Companies & Distributors - 1.1%
13,165	GATX Corp.	$815,440
38,700	H&E Equipment Services Inc.	1,354,500
18,800	TAL International Group Inc.* (a)	830,772

	Total Trading Companies & Distributors	3,000,712

	TOTAL INDUSTRIALS	67,029,770

INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 0.9%
14,100	Black Box Corp.	326,838
103,100	Brocade Communications Systems Inc.	1,166,061
41,200	CommScope Holding Co., Inc.*	914,640

	Total Communications Equipment	2,407,539

Electronic Equipment, Instruments & Components - 1.5%
57,400	AVX Corp.	820,246
14,300	Belden Inc.	1,044,329
17,600	Tech Data Corp.*	1,097,008
88,500	Vishay Intertechnology Inc.	1,227,495

	Total Electronic Equipment, Instruments & Components	4,189,078

Internet Software & Services - 0.3%
17,900	j2 Global Inc.(a)	1,012,066

IT Services - 0.9%
40,400	Booz Allen Hamilton Holding Corp., Class A Shares	1,099,284
22,800	Convergys Corp.	475,380
34,300	CSG Systems International Inc.	861,616

	Total IT Services	2,436,280

Semiconductors & Semiconductor Equipment - 1.5%
27,000	Cirrus Logic Inc.*	493,830
126,600	ON Semiconductor Corp.*	1,143,198
95,800	RF Micro Devices Inc.*	1,399,638
57,500	Teradyne Inc.	1,141,375

	Total Semiconductors & Semiconductor Equipment	4,178,041

Software - 1.8%
42,749	Mentor Graphics Corp.	949,455
24,300	NetScout Systems Inc.*	927,045
32,400	PTC Inc.*	1,265,868
42,800	Synopsys Inc.*	1,857,092

	Total Software	4,999,460

Technology Hardware, Storage & Peripherals - 0.4%
23,400	Electronics for Imaging Inc.*	1,040,130

	TOTAL INFORMATION TECHNOLOGY	20,262,594

MATERIALS - 13.0%
Chemicals - 5.3%
16,800	Albemarle Corp.(a)	991,872
19,800	Cabot Corp.	852,984
72,400	Chemtura Corp.*	1,686,920
29,400	Cytec Industries Inc.	1,414,140
35,000	HB Fuller Co.	1,511,650
14,400	Innophos Holdings Inc.	778,752
252,000	Intrepid Potash Inc.* (a)	3,596,040
15,200	Methanex Corp.	785,232
60,035	Olin Corp.	1,510,481
28,900	Rayonier Advanced Materials Inc.(a)	712,385
11,400	Scotts Miracle-Gro Co. (The), Class A Shares	695,742

	Total Chemicals	14,536,198

Construction Materials - 1.4%
277,888	Headwaters Inc.*	3,890,432

Containers & Packaging - 1.5%
48,500	Berry Plastics Group Inc.*	1,403,590
16,400	Rock-Tenn Co., Class A Shares	931,684
18,400	Silgan Holdings Inc.	928,464
22,100	Sonoco Products Co.	928,642

	Total Containers & Packaging	4,192,380

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
Metals & Mining - 4.2%
52,800	Commercial Metals Co.	$862,752
189,904	Globe Specialty Metals Inc.	3,291,036
89,600	HudBay Minerals Inc.	681,856
18,200	Kaiser Aluminum Corp.	1,324,596
13,500	Royal Gold Inc.	859,680
32,500	Ryerson Holding Corp.* (a)	350,675
142,050	Schnitzer Steel Industries Inc., Class A Shares(a)	3,238,740
43,200	Steel Dynamics Inc.	973,728

	Total Metals & Mining	11,583,063

Paper & Forest Products - 0.6%
39,500	P.H. Glatfelter Co.	1,000,140
17,352	Schweitzer-Mauduit International Inc.	742,145

	Total Paper & Forest Products	1,742,285

	TOTAL MATERIALS	35,944,358

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
39,300	Premiere Global Services Inc.*	414,615

UTILITIES - 2.3%
Electric Utilities - 0.8%
35,992	El Paso Electric Co.	1,361,577
35,300	Great Plains Energy Inc.	923,801

	Total Electric Utilities	2,285,378

Gas Utilities - 0.9%
18,900	Laclede Group Inc. (The)	958,797
21,700	Southwest Gas Corp.	1,256,213
4,750	UGI Corp.	179,123

	Total Gas Utilities	2,394,133

Multi-Utilities - 0.6%
15,500	Black Hills Corp.	837,155
18,300	NorthWestern Corp.	974,109

	Total Multi-Utilities	1,811,264

	TOTAL UTILITIES	6,490,775

	TOTAL COMMON STOCKS (Cost - $201,035,106)	260,396,112

EXCHANGE-TRADED SECURITIES - 0.6%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
18,432	Alliance Resource Partners LP	848,978
14,170	Northern Tier Energy LP	338,380

	Total Oil, Gas & Consumable Fuels	1,187,358

FINANCIALS - 0.2%
Capital Markets - 0.2%
33,900	Central Fund of Canada Ltd., Class A Shares	376,968
5,500	Fortress Investment Group LLC, Class A Shares	42,515

	Total Capital Markets	419,483

	TOTAL EXCHANGE-TRADED SECURITIES (Cost - $1,716,278)	1,606,841

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $202,751,384)	262,002,953

Face Amount
SHORT-TERM INVESTMENTS(b) - 11.9%
MONEY MARKET FUND - 6.7%
$ 18,532,261	Invesco STIT - Government & Agency Portfolio(c) (Cost - $18,532,261)	18,532,261

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Face Amount	Security	Value
TIME DEPOSITS - 5.2%
$ 7,078,521	ANZ - London, 0.030% due 12/1/14	$7,078,521
1,067,666	Barclays Bank PLC - Grand Cayman, 0.030% due 12/1/14	1,067,666
2,903,012	JPMorgan Chase & Co. - Nassau, 0.030% due 12/1/14	2,903,012
3,412,144	Skandinaviska Enskilda Banken AB - Sweden, 0.030% due 12/1/14	3,412,144

	TOTAL TIME DEPOSITS (Cost - $14,461,343)	14,461,343

	TOTAL SHORT-TERM INVESTMENTS (Cost - $32,993,604)	32,993,604

	TOTAL INVESTMENTS - 106.6% (Cost - $235,744,988#)	294,996,557

	Liabilities in Excess of Other Assets - (6.6)%	(18,322,072)

	TOTAL NET ASSETS - 100.0%	$276,674,485

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 5.2%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ON	—	Ordinary Shares
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Industrials	22.7%
Financials	22.3
Materials	12.2
Consumer Discretionary	10.7
Information Technology	6.9
Health Care	4.3
Energy	4.0
Consumer Staples	3.3
Utilities	2.2
Telecommunication Services	0.1
Short-Term Investments	11.3

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
COMMON STOCKS - 95.2%
Australia - 3.1%
149,685	Abacus Property Group REIT	$365,206
31,180	Adelaide Brighton Ltd.	91,055
358,302	Amcor Ltd.	3,709,483
482,363	Arrium Ltd.	98,348
54,686	Atlas Iron Ltd.	8,360
4,995	Ausdrill Ltd.	1,807
125,512	Australia & New Zealand Banking Group Ltd.	3,404,129
28,042	Bank of Queensland Ltd.	293,550
24,808	BC Iron Ltd.	11,573
356,167	Beach Energy Ltd.	310,835
385,919	BHP Billiton PLC	9,122,704
322,119	Brambles Ltd.	2,659,846
5,299	Cedar Woods Properties Ltd.	29,996
35,632	CSL Ltd.	2,500,778
35,047	CSR Ltd.	103,585
459,047	Downer EDI Ltd.	1,680,834
16,770	DUET Group	34,950
38,236	Echo Entertainment Group Ltd.	119,161
51,722	Evolution Mining Ltd.	23,037
493,870	Fairfax Media Ltd.	310,451
954,107	Grange Resources Ltd.	93,419
10,040	GUD Holdings Ltd.	61,032
97,636	IMF Bentham Ltd.	182,860
11,930	IOOF Holdings Ltd.	92,313
75,112	Leighton Holdings Ltd.	1,287,546
50,667	MACA Ltd.	43,583
1	Matrix Composites & Engineering Ltd.*	1
147,006	Mount Gibson Iron Ltd.(g)	50,940
108,326	National Australia Bank Ltd.	3,000,970
383,754	NRW Holdings Ltd.	133,678
4,753	Panoramic Resources Ltd.	1,660
29,178	Primary Health Care Ltd.	116,761
97,505	Programmed Maintenance Services Ltd.	229,101
159,402	Seven West Media Ltd.	214,447
47,920	Sigma Pharmaceuticals Ltd.	29,986
61,596	Sonic Healthcare Ltd.	915,147
17,808	Spark Infrastructure Group, Class Miscella Shares(a)	29,521
301,766	STW Communications Group Ltd.	298,772
9,362	Tassal Group Ltd.	31,405
475,100	Toll Holdings Ltd.	2,281,362
43,455	UXC Ltd.	27,168
23,343	Whitehaven Coal Ltd.*	24,570

	Total Australia	34,025,930

Austria - 0.1%
906	ams AG	33,578
27,322	Austria Technologie & Systemtechnik AG	305,418
12,384	EVN AG	157,951
109	Oesterreichische Post AG	5,297
28,638	S IMMO AG*	217,522
7,564	Schoeller-Bleckmann Oilfield Equipment AG	597,785

	Total Austria	1,317,551

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
Belgium - 1.1%
16,286	Anheuser-Busch InBev NV	$1,909,580
6,487	bpost SA	168,388
55,453	Delhaize Group SA	4,054,692
35,105	KBC Groep NV*	2,002,925
9,088	NV Bekaert SA	308,275
52,067	Nyrstar NV*	175,470
18,389	Recticel SA	135,974
40,726	UCB SA	3,191,699

	Total Belgium	11,947,003

Bermuda - 0.0%
51,594	Catlin Group Ltd.	444,208

Brazil - 0.5%
270,100	AMBEV SA	1,773,753
156,600	Embraer SA	1,442,806
296,610	Vale SA, Class B Shares, ADR	2,304,660

	Total Brazil	5,521,219

Canada - 1.5%
64,432	Dollarama Inc.	3,018,771
78,100	Hudson’s Bay Co.	1,650,645
39,400	Imperial Oil Ltd.	1,708,160
24,651	Methanex Corp.	1,239,879
64,152	Saputo Inc.	1,859,600
139,341	Suncor Energy Inc.	4,399,793
46,705	Toronto-Dominion Bank (The)	2,353,220

	Total Canada	16,230,068

China - 1.4%
3,363,000	Agricultural Bank of China Ltd., Class H Shares(b)	1,589,919
17,200	Alibaba Group Holding Ltd., ADR*	1,920,208
3,554,500	China Railway Construction Corp., Ltd., Class H Shares(b)	4,081,998
3,366,500	CNOOC Ltd.	4,847,321
17,490	Ctrip.com International Ltd., ADR*	945,859
1,094,000	Lenovo Group Ltd.	1,537,220

	Total China	14,922,525

Denmark - 1.1%
131,441	Danske Bank AS	3,724,570
4,126	DFDS AS	380,445
6,024	NKT Holding AS	327,271
129,769	Novo Nordisk AS, Class B Shares	5,901,352
1,773	PER Aarsleff AS, Class B Shares	321,309
1,119	Solar AS, Class B Shares	54,894
2,998	Spar Nord Bank AS	29,541
17,395	William Demant Holding AS*	1,248,204

	Total Denmark	11,987,586

Finland - 0.7%
10,953	Atria PLC, Class A Shares	99,667
104,190	Citycon OYJ	335,272
16,122	Cramo OYJ	238,969
27,399	Kesko OYJ, Class B Shares	1,066,342
43,401	Metsa Board OYJ	209,709
496,998	Nokia OYJ	4,131,266
25,524	Sampo OYJ, Class A Shares	1,259,035
8,771	Sanoma OYJ	51,136
6,542	Sponda Oyj	28,973
2,800	Technopolis OYJ	13,967

	Total Finland	7,434,336

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
France - 11.5%
46,479	Acanthe Developpement SA REIT(c)	$20,259
56,212	Accor SA	2,656,098
32,417	Airbus Group NV	1,972,136
18,484	Arkema SA	1,259,578
283,290	AXA SA	6,824,041
173,899	BNP Paribas SA	11,169,418
1,052	Caisse Regionale de Credit Agricole Mutuel Nord de France	20,184
39,212	Casino Guichard Perrachon SA	3,784,299
8,860	Cegid Group	321,386
83,848	Cie de Saint-Gobain	3,859,540
26,028	Danone SA	1,839,305
31,870	Dassault Systemes	2,082,767
70,993	Edenred	2,049,528
52,472	Essilor International SA	5,885,777
45	Euler Hermes Group	4,565
307,189	GDF Suez	7,571,700
13,515	GL Events	257,249
5,432	Guerbet	235,230
6,870	Iliad SA	1,687,700
6,198	Ipsen SA	327,691
16,075	Jacquet Metal Service	312,701
25,985	Kering	5,374,516
9,142	Korian-Medica	334,311
107,798	Legrand SA	5,647,340
13,435	L’Oréal SA	2,295,296
25,279	LVMH Moët Hennessy Louis Vuitton SA(c)	4,548,582
78,474	MPI	289,312
443	Neopost SA	31,453
384	Nexity SA	14,981
234,839	Orange SA(c)	4,133,988
13	Orpea	820
12,663	Pernod Ricard SA	1,502,710
6,253	Rallye SA	243,797
65,287	Safran SA	4,220,575
849	Saft Groupe SA	26,470
80,662	Sanofi	7,801,903
128,448	Schneider Electric SE	10,498,478
19,958	SEB SA	1,630,909
57,153	Societe Generale SA	2,840,792
201,105	Suez Environnement Co.	3,561,985
74,164	Technip SA	4,830,737
170,525	Total SA	9,479,039
19,774	Valeo SA	2,437,408

	Total France	125,886,554

Georgia - 0.0%
2,871	Bank of Georgia Holdings PLC	97,096

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
Germany - 10.4%
8,225	Aareal Bank AG	$358,756
24,111	Adidas AG	1,934,343
38,331	Allianz SE, Class Registered Shares	6,602,150
1,143	Aurubis AG	62,962
49,417	BASF SE	4,487,901
93,345	Bayer AG, Class Registered Shares	14,046,450
43,932	Bayerische Motoren Werke AG	5,025,335
3,649	Bilfinger SE	215,959
36,929	Brenntag AG	2,032,986
7,325	CompuGroup Medical AG	193,859
37,812	Continental AG	7,958,250
73,238	Daimler AG, Class Registered Shares	6,176,858
10,956	Deutsche Beteiligungs AG	320,619
207,160	Deutsche Telekom AG, Class Registered Shares	3,530,277
95,681	DMG MORI SEIKI AG	2,536,098
300	Draegerwerk AG & Co. KGaA	25,098
9,914	Freenet AG	292,911
79,172	GEA Group AG	3,780,132
29,210	Hannover Rueck SE	2,606,187
37,852	HeidelbergCement AG	2,870,795
214,924	Infineon Technologies AG	2,106,527
18,644	Linde AG	3,520,366
113,230	METRO AG*	3,846,548
30,008	ProSiebenSat.1 Media AG	1,282,039
54,070	Rheinmetall AG	2,290,830
14,665	SAF-Holland SA	203,866
138,051	SAP SE	9,734,622
37,307	Siemens AG, Class Registered Shares	4,416,550
9,125	Sixt SE	367,141
86,550	Stada Arzneimittel AG	3,118,066
29,157	Symrise AG	1,743,414
406,000	Telefonica Deutschland Holding AG	2,127,766
27,622	TUI AG	471,020
57,116	United Internet AG, Class Registered Shares	2,516,979
32,648	Volkswagen AG	7,388,013
15,987	VTG AG	337,907
16,167	Wacker Neuson SE	341,474
65,202	Wincor Nixdorf AG	3,231,612

	Total Germany	114,102,666

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
Hong Kong - 2.4%
789,200	AIA Group Ltd.	$4,553,367
632,000	Century City International Holdings Ltd.	47,493
480,313	China Merchants Holdings International Co., Ltd.	1,633,960
401,000	China Mobile Ltd.	4,944,756
6,760,000	CSI Properties Ltd.	287,216
243,500	Dickson Concepts International Ltd.	126,891
140,000	Emperor Entertainment Hotel Ltd.	41,345
1,107,400	Emperor International Holdings Ltd.	259,729
760,000	Get Nice Holdings Ltd.	34,799
48,000	Haitong International Securities Group Ltd.	29,303
314,000	Hongkong Land Holdings Ltd.	2,172,739
574,000	Hsin Chong Construction Group Ltd.	71,626
97,610	Jardine Strategic Holdings Ltd.	3,571,425
753,000	Kerry Properties Ltd.	2,702,007
675,000	Luk Fook Holdings International Ltd.	2,204,978
1,204,000	Pacific Andes International Holdings Ltd.	36,572
242,000	Paliburg Holdings Ltd.	79,591
54,000	Regal Hotels International Holdings Ltd.	31,970
735,000	Regal Real Estate Investment Trust	193,734
248,000	Samson Holding Ltd.	31,696
179,000	SITC International Holdings Co., Ltd.	98,702
52,000	Sitoy Group Holdings Ltd.	42,984
1,399,000	SJM Holdings Ltd.	2,748,065
78,000	Sunlight Real Estate Investment Trust	35,711
66,000	Texwinca Holdings Ltd.	60,778
134,000	Trinity Ltd.	28,950
745,200	VST Holdings Ltd.	253,406
54,000	Xinyi Glass Holdings Ltd.	28,995

	Total Hong Kong	26,352,788

India - 0.2%
33,830	ICICI Bank Ltd., ADR	1,992,249
2,223	Vedanta Resources PLC	25,269
90,424	Zee Entertainment Enterprises Ltd.	553,741

	Total India	2,571,259

Indonesia - 0.1%
1,992,200	Indofood Sukses Makmur Tbk PT	1,093,643

Ireland - 0.6%
56,812	Aer Lingus Group PLC	122,384
349,820	C&C Group PLC	1,640,801
123,708	Experian PLC	1,956,647
154,997	James Hardie Industries PLC	1,592,466
18,200	Ryanair Holdings PLC, ADR*	1,144,598
8,639	Smurfit Kappa Group PLC	199,570
123,151	Total Produce PLC	149,808

	Total Ireland	6,806,274

Isle of Man - 0.0%
13,693	Playtech PLC	137,303

Israel - 0.6%
8,211	Africa Israel Properties Ltd.	125,449
9,359	Amot Investments Ltd.	29,005
45,744	Check Point Software Technologies Ltd.* (c)	3,536,469
9,050	Clal Insurance Enterprises Holdings Ltd.*	134,284
36,065	Discount Investment Corp. Ltd., Class Registered Shares	92,726
2,422	Gazit-Globe Ltd.	28,339
3,602	Jerusalem Economy Ltd.	22,232
25,522	Phoenix Holdings Ltd. (The)	74,367
512	Plasson Industries Ltd.	18,280
43,264	Teva Pharmaceutical Industries Ltd., ADR	2,465,183

	Total Israel	6,526,334

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
Italy - 1.4%
205,978	A2A SpA	$214,673
7,469	ACEA SpA	84,897
66,368	Ascopiave SpA	152,800
25,620	ASTM SpA	330,021
6,517	Banca Carige SpA*	551
1,579	Banca IFIS SpA	26,323
45,789	Cairo Communication SpA	312,407
195	Cosmo Pharmaceuticals SpA	30,498
36,879	DiaSorin SpA	1,514,303
594,194	Enel SpA	2,867,163
29,239	ERG SpA	339,928
5,674	GTECH SpA(c)	130,103
18,796	Immobiliare Grande Distribuzione REIT	15,327
1,169,606	Intesa Sanpaolo SpA	3,595,253
9,445	Italmobiliare SpA	162,865
321,300	Prada SpA(c)	2,078,306
1,196,955	Telecom Italia SpA*	1,349,842
226,333	Trevi Finanziaria Industriale SpA	777,165
37,629	Unipol Gruppo Finanziario SpA	192,835
58,082	Yoox SpA*	1,390,431

	Total Italy	15,565,691

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
Japan - 15.8%
232,000	Achilles Corp.	$294,326
5,000	Airport Facilities Co., Ltd.	30,550
1,300	As One Corp.	33,250
576,000	Asahi Kasei Corp.	5,009,572
30,500	ASKA Pharmaceutical Co., Ltd.	346,203
216,900	Astellas Pharma Inc.	3,120,702
105,000	Bank of Saga Ltd. (The)	233,532
117,600	Bridgestone Corp.	4,043,205
67,600	Brother Industries Ltd.	1,263,832
2,000	Cawachi Ltd.	29,690
93,000	Central Glass Co., Ltd.	313,517
26,100	Cleanup Corp.	183,153
11,500	Corona Corp., Class A Shares	111,225
60,000	Daiichi Jitsugyo Co., Ltd.	290,758
9,000	Daikin Industries Ltd.	597,194
13,000	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	69,787
2,000	Daishi Bank Ltd. (The)	6,843
168,000	Daiwa House Industry Co., Ltd.	3,200,859
213,000	Daiwa Securities Group Inc.	1,716,309
50,600	DCM Holdings Co., Ltd.	323,987
42,700	Disco Corp.(c)	3,372,886
23,100	East Japan Railway Co.	1,739,942
52,400	EDION Corp.(c)	341,572
126,000	Eighteenth Bank Ltd. (The)	366,296
70,500	Electric Power Development Co., Ltd.	2,436,056
10,900	FANUC Corp.	1,839,158
569,000	Fujitsu Ltd.	3,251,941
600	Fukuda Denshi Co., Ltd.	28,980
27,200	Funai Electric Co., Ltd.	360,720
67,000	Fuso Pharmaceutical Industries Ltd.	171,901
119	Global One Real Estate Investment Corp. REIT	398,297
119,000	Gunze Ltd.	310,305
19,200	Hakuto Co., Ltd.	192,958
21,700	Heiwa Real Estate Co. Ltd.	329,774
115,000	Higashi-Nippon Bank Ltd. (The)	333,507
1,641,000	Hitachi Ltd.	12,548,180
124,900	Honda Motor Co., Ltd.	3,759,937
63,400	Hoya Corp.	2,254,888
200	Ichigo Real Estate Investment Corp. REIT	144,226
35,300	Inabata & Co., Ltd.	303,456
2,900	Itochu-Shokuhin Co., Ltd.	89,675
58,000	Itoki Corp.	275,608
80,000	Japan Pulp & Paper Co., Ltd.	209,658
41,000	Japan Vilene Co., Ltd.	212,137
96,500	JFE Holdings Inc.	2,056,760
85,000	JGC Corp.	1,829,295
94,000	J-Oil Mills Inc.	293,434
100	Kaga Electronics Co., Ltd.	1,255
2,000	Kandenko Co., Ltd.	10,683
93,000	Kanematsu Corp.	137,639
26,000	Kawasaki Kisen Kaisha Ltd.	68,153
113,800	KDDI Corp.	7,273,599
9	Kenedix Realty Investment Corp. REIT, Class A Shares	49,729
12	Kenedix Residential Investment Corp. REIT, Class A Shares	32,770
4,000	Keyence Corp.	1,851,743
19,200	Kiyo Bank Ltd. (The)	243,486
31,100	Kohnan Shoji Co., Ltd.	338,691
91,100	Komatsu Ltd.	2,158,303
11,500	Konoike Transport Co., Ltd.	216,017
1,600	K’s Holdings Corp.	38,792
223,000	Kubota Corp.	3,454,260
189,000	Kurabo Industries Ltd.	295,121
82,000	Kyodo Printing Co., Ltd.	263,993
300	Kyokuto Securities Co., Ltd.	4,895
2,800	KYORIN Holdings Inc.	54,511
2,600	Macnica Inc.	72,311

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
488,000	Marubeni Corp.	$3,077,708
12,900	Megmilk Snow Brand Co. Ltd.	156,658
9,400	Melco Holdings Inc.	142,357
146	MID REIT Inc., Class A Shares	356,709
132,000	Mie Bank Ltd. (The)	304,811
137,800	Mitsubishi Corp.	2,607,315
20,000	Mitsui Home Co., Ltd.	80,487
98,000	Morinaga Milk Industry Co., Ltd.	327,034
118,800	MS&AD Insurance Group Holdings Inc.	2,774,773
124,200	Nabtesco Corp.	2,955,891
28,700	Nagase & Co., Ltd.	342,657
2,000	Nice Holdings Inc.	3,278
19,300	Nidec Corp.	1,280,483
226,100	Nikon Corp.	3,224,293
118,000	Nippon Beet Sugar Manufacturing Co., Ltd.	201,439
16,000	Nippon Flour Mills Co., Ltd.	71,787
238,700	Nippon Light Metal Holdings Co., Ltd.	359,091
21,300	Nippon Paper Industries Co., Ltd.	311,078
104,320	Nippon Steel & Sumikin Bussan Corp.	376,313
83,900	Nippon Telegraph & Telephone Corp.	4,478,822
191,800	Nissan Motor Co., Ltd.	1,792,082
54,000	Nisshin Oillio Group Ltd. (The)	180,884
63,000	Nissin Corp.	144,416
97,200	Nissin Kogyo Co., Ltd.	1,504,371
109,050	NKSJ Holdings Inc.	2,704,822
180,200	Nomura Real Estate Holdings, Inc.	3,310,855
80	Nomura Real Estate Office Fund Inc. REIT	334,154
34,500	Onoken Co., Ltd.	280,421
14,500	Otsuka Kagu Ltd.(c)	136,011
26,300	Paltac Corp.	300,083
20,200	Paris Miki Holdings Inc.	81,178
45	Premier Investment Corp. REIT, Class REIT Shares	194,904
304,900	Ricoh Co., Ltd.	3,303,484
14,900	Ryosan Co., Ltd.	312,190
29,400	Ryoyo Electro Corp.	294,285
113,000	Sakai Chemical Industry Co., Ltd.	348,578
32,200	Sanoh Industrial Co., Ltd.	202,706
22,500	Sanshin Electronics Co., Ltd.	152,082
34,200	SCSK Corp.	870,489
4,800	Seiko Epson Corp.	231,822
286,000	Sekisui Chemical Co., Ltd.	3,560,204
254,400	Sekisui House Ltd.	3,429,679
100,000	Sekisui Plastics Co., Ltd.	340,356
78,100	Seven & I Holdings Co., Ltd.	2,914,308
50,200	Shin-Etsu Chemical Co., Ltd.	3,380,515
22,900	Shinko Shoji Co., Ltd.	227,759
83,000	Showa Sangyo Co., Ltd.	326,637
16,600	SMC Corp.	4,516,692
252,600	Sojitz Corp.	361,901
329,900	Sumitomo Mitsui Financial Group Inc.	12,443,036
14,300	Sumitomo Riko Co. Ltd.	119,792
61,400	Suntory Beverage & Food Ltd.	2,175,216
62,300	Suzuki Motor Corp.	1,968,802
70,000	Takiron Co., Ltd.	287,229
38,000	Tokyo Energy & Systems Inc.	251,813
1,115,000	Toshiba Corp.	4,957,167
97,400	Toyo Tire & Rubber Co., Ltd.	1,995,069
167,300	Toyota Motor Corp.	10,313,329
42,000	Uchida Yoko Co., Ltd.	134,276
36,900	Vital KSK Holdings Inc.	267,698
493,400	Yahoo Japan Corp.	1,801,964
3,500	YAMABIKO Corp.	146,364
50,000	Yurtec Corp.	280,840

	Total Japan	173,549,439

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
Jersey, Channel Islands - 0.0%
301,967	Highland Gold Mining Ltd.	$165,138
19,358	Phoenix Group Holdings	242,487

	Total Jersey, Channel Islands	407,625

Luxembourg - 0.2%
5,184	APERAM*	165,578
60,704	SES SA, ADR	2,260,425

	Total Luxembourg	2,426,003

Macau - 0.2%
258,400	Sands China Ltd.	1,545,259

Mexico - 0.3%
199,214	Grupo Financiero Banorte SAB de CV, Class O Shares	1,128,677
62,390	Grupo Televisa SAB, ADR	2,330,266

	Total Mexico	3,458,943

Netherlands - 3.9%
93,336	Aalberts Industries NV	2,617,844
13,258	Accell Group	221,784
94,373	Akzo Nobel NV	6,507,538
428	ASM International NV	17,947
13,535	ASML Holding NV	1,428,766
18,949	BE Semiconductor Industries NV	408,891
51,861	Boskalis Westminster NV	2,909,136
166,684	Delta Lloyd NV	3,832,048
26,169	Gemalto NV(c)	2,224,589
36,582	Heineken NV	2,877,274
563,045	ING Groep NV*	8,227,274
29,303	Koninklijke DSM NV	1,926,548
45,082	Koninklijke Vopak NV	2,265,036
8,164	Nieuwe Steen Investments NV REIT	37,762
319,031	PostNL NV*	1,232,294
164,802	Royal Dutch Shell PLC, Class A Shares	5,493,837
823	SBM Offshore NV*	11,071
7,353	USG People NV	80,742
930	Vastned Retail NV REIT	43,657
96	Wereldhave NV REIT	7,531

	Total Netherlands	42,371,569

New Zealand - 0.1%
145,479	Air New Zealand Ltd.	277,484
98,348	Chorus Ltd.*	159,256
299	Mighty River Power Ltd.	704
202,733	New Zealand Oil & Gas Ltd.	100,127
62,333	SKY Network Television Ltd.	316,738

	Total New Zealand	854,309

Norway - 1.0%
2,778	Aker ASA, Class A Shares	60,112
25,633	Atea ASA	266,008
17,426	Austevoll Seafood ASA	104,126
13,131	Borregaard ASA	86,531
144,796	DNB ASA	2,393,893
167,570	Kvaerner ASA	206,771
285,227	Petroleum Geo-Services ASA(c)	1,389,971
17,905	Salmar ASA	306,152
16,095	Sparebank 1 Nord Norge	89,691
31,635	SpareBank 1 SMN	261,674
134,915	Statoil ASA	2,564,929
4,903	Storebrand ASA*	22,705
155,569	Telenor ASA	3,270,177

	Total Norway	11,022,740

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
Portugal - 0.0%
6,060	Mota-Engil SGPS SA	$26,517
33,477	NOS SGPS	206,882
26,719	REN - Redes Energeticas Nacionais SGPS SA	83,395
67,873	Sonae SGPS SA	92,395

	Total Portugal	409,189

Singapore - 1.1%
166,000	Ascott Residence Trust REIT	162,393
245,000	Asian Pay Television Trust	164,483
72,369	Cape PLC	285,082
84,000	Chip Eng Seng Corp., Ltd.	55,974
526,532	DBS Group Holdings Ltd.	8,010,741
183,000	Frasers Commercial Trust REIT	206,399
388,000	Hong Fok Corp., Ltd.	260,314
60,000	Hong Leong Asia Ltd.	62,806
948,000	k1 Ventures Ltd.	137,513
267,000	Mapletree Industrial Trust REIT	308,313
34,000	Mapletree Logistics Trust REIT	30,766
63,000	QAF Ltd.	48,015
171,000	Raffles Education Corp., Ltd.	40,671
35,000	Religare Health Trust	27,257
6,000	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	4,444
259,000	Sembcorp Industries Ltd.	906,767
408,000	Sembcorp Marine Ltd.(c)	978,395
63,000	Soilbuild Business Space	38,162
29,000	United Engineers Ltd.	66,564
3,000	Venture Corp., Ltd.	17,631

	Total Singapore	11,812,690

South Korea - 1.8%
31,481	Hankook Tire Co., Ltd.	1,540,244
27,363	Hyundai Motor Co.	4,409,284
31,780	KB Financial Group Inc.	1,108,949
41,333	KT& G Corp.	3,598,081
4,272	Samsung Electronics Co., Ltd.	4,891,775
17,315	SK Telecom Co., Ltd.	4,385,327

	Total South Korea	19,933,660

Spain - 1.5%
26,629	Abengoa SA	67,296
2,125	Acerinox SA	32,312
54,331	ACS Actividades de Construccion y Servicios SA	1,915,860
68,535	Amadeus IT Holding SA, Class A Shares	2,724,287
98,776	Banco Bilbao Vizcaya Argentaria SA	1,060,513
5,129	Bolsas y Mercados Españoles SA	211,344
3,152	Carbures Europe SA* (d) (g)	20,867
28,802	Cie Automotive SA	422,359
2,570	Corp Financiera Alba SA	130,749
9,623	Ebro Foods SA	174,414
47,607	Grifols SA	2,121,312
140,439	Inditex SA	4,089,579
65,842	Papelesy Cartones de Europa SA	312,494
377,079	Prosegur Cia de Seguridad SA	2,234,008
27,868	Técnicas Reunidas SA	1,314,649

	Total Spain	16,832,043

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
Sweden - 1.5%
90,785	Atlas Copco AB, Class A Shares	$2,619,057
3	Axfood AB	177
19,693	B&B Tools AB, Class B Shares	422,759
11,518	Bilia AB, Class A Shares	351,923
16,928	BillerudKorsnas AB	249,550
39,141	Bure Equity AB	181,031
5,826	Gunnebo AB	28,994
63,303	Hexagon AB, Class B Shares	2,008,417
1,680	Holmen AB, Class B Shares	56,684
69,789	Klovern AB	392,850
4,108	Kungsleden AB	27,291
29,562	Meda AB, Class A Shares(c)	423,384
130	NCC AB, Class A Shares	4,023
1,456	Nolato AB, Class B Shares	34,187
51,618	Peab AB	351,983
7,690	Ratos AB, Class B Shares	50,117
82,034	Svenska Cellulosa AB SCA, Class B Shares	1,934,109
39,782	Swedish Match AB	1,374,172
187,251	Telefonaktiebolaget LM Ericsson, Class B Shares	2,358,412
496,526	TeliaSonera AB	3,543,871

	Total Sweden	16,412,991

Switzerland - 10.3%
87,995	ABB Ltd., Class Registered Shares*	1,975,397
396	Allreal Holding AG*	54,477
34,470	Aryzta AG*	2,746,869
1,608	Barry Callebaut AG, Class Registered Shares*	1,720,201
9,825	BKW AG	301,941
25,752	Cie Financiere Richemont SA, Class Registered Shares	2,420,224
112,685	Clariant AG, Class Registered Shares*	2,039,294
245,800	Credit Suisse Group AG, Class Registered Shares*	6,557,109
131,150	Ferrexpo PLC	139,794
2,281	Galenica AG, Class Registered Shares	1,940,210
515	GAM Holding AG*	9,102
11	Georg Fischer AG, Class Registered Shares*	6,727
1,577	Givaudan SA, Class Registered Shares*	2,805,627
845	Helvetia Holding AG, Class Registered Shares	415,163
11,945	Kudelski SA	154,404
29,088	Logitech International SA, Class Registered Shares*	431,394
27,709	Lonza Group AG, Class Registered Shares*	3,255,672
103,335	Nestlé SA, Class Registered Shares	7,756,918
217	Nobel Biocare Holding AG, Class Registered Shares*	3,832
219,872	Novartis AG, Class Registered Shares	21,270,455
78,024	Roche Holding AG	23,331,158
865	SGS SA, Class Registered Shares	1,870,722
1,421	Siegfried Holding AG, Class Registered Shares*	232,440
597	Sika AG	2,270,322
15,688	Sonova Holding AG, Class Registered Shares	2,369,457
374	Straumann Holding AG	96,705
4,213	Swatch Group AG (The)	2,079,633
8,748	Syngenta AG, Class Registered Shares	2,881,127
39,618	Temenos Group AG, Class Registered Shares	1,398,091
377,047	UBS AG, Class Registered Shares*	6,772,014
1,109	Valora Holding AG, Class Registered Shares*	252,447
484	Vontobel Holding AG, Class Registered Shares	18,124
49,371	Wolseley PLC	2,766,101
32,459	Zurich Insurance Group AG*	10,167,997

	Total Switzerland	112,511,148

Taiwan - 0.4%
919,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,174,683

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
Thailand - 0.6%
1,850,900	CP ALL PCL	$2,478,381
144,500	Kasikornbank PCL, NVDR	1,086,007
1,327,400	PTT Global Chemical PCL	2,595,418

	Total Thailand	6,159,806

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
United Kingdom - 19.0%
8,363	Acacia Mining PLC	$30,348
24,284	Advanced Medical Solutions Group PLC	45,266
79,754	Aggreko PLC	1,907,662
62,794	Amlin PLC	436,743
1,396	Anglo Pacific Group PLC	2,437
309,082	ARM Holdings PLC	4,404,544
32,733	AstraZeneca PLC	2,441,773
34,462	Aveva Group PLC	776,735
444,015	Aviva PLC	3,520,334
127,219	Avocet Mining PLC* (c)	10,641
2,542,022	Barclays PLC	9,712,665
80,625	Barratt Developments PLC	579,329
25,880	BBA Aviation PLC	138,726
16,726	Bellway PLC	492,079
12,435	Berkeley Group Holdings PLC	498,306
668,396	BG Group PLC	9,388,197
2,242	Bovis Homes Group PLC	30,129
837,231	BP PLC	5,490,542
91,464	British American Tobacco PLC	5,419,635
335,386	Britvic PLC	3,470,889
951,144	BT Group PLC, Class A Shares	6,091,352
96,528	Bunzl PLC	2,691,039
114,419	Burberry Group PLC	2,947,893
409,395	Cable & Wireless Communications PLC	316,472
180,850	Capita PLC	3,021,541
71,091	Carillion PLC	385,593
49,796	Chesnara PLC	254,449
1,309	Close Brothers Group PLC	30,984
33,437	Computacenter PLC	334,776
66,536	Costain Group PLC	296,980
336,282	Debenhams PLC	377,970
133,933	Diageo PLC	4,142,944
51,100	Dignity PLC	1,350,231
185,185	Domino’s Pizza Group PLC	2,011,972
12,630	Drax Group PLC	120,225
2,324	DS Smith PLC	10,445
205,556	Essentra PLC	2,422,205
201,651	Evraz PLC	470,617
171,904	Firstgroup PLC*	303,112
14,661	Galliford Try PLC	276,265
123,398	GlaxoSmithKline PLC	2,861,876
39,762	Greggs PLC	395,262
220,988	Hansteen Holdings PLC REIT	359,963
23,995	Helical Bar PLC	132,397
8,216	Henderson Group PLC	28,544
4,940	Hikma Pharmaceuticals PLC	151,328
85,122	Home Retail Group PLC	266,730
1,720,410	HSBC Holdings PLC	17,123,228
24,354	Hunting PLC	218,878
377,574	ICAP PLC	2,455,062
519	Immunodiagnostic Systems Holdings PLC	2,639
14,061	Inchcape PLC	157,621
140,958	Inmarsat PLC	1,749,434
570,209	International Consolidated Airlines Group SA*	4,066,802
33,169	Interserve PLC	301,001
55,493	Intertek Group PLC	2,022,312
667,547	ITV PLC	2,232,092
2,834	John Wood Group PLC	26,140
384,333	Kingfisher PLC	1,872,339
72,109	Laird PLC	341,417
4,623,626	Lloyds Banking Group PLC*	5,807,271
12,386	Londonmetric Property PLC REIT	29,529
82,818	Lookers PLC	178,590
251,545	Man Group PLC	561,134
5,558	Mapeley Ltd.* (d) (g)	0
15,068	Morgan Sindall Group PLC	153,706

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
94,475	National Express Group PLC	$390,668
5,941	Pennon Group PLC	82,996
1,897	Persimmon PLC*	45,382
56,247	Petrofac Ltd.	723,988
1,165,963	Premier Oil PLC	3,396,725
200,563	Prudential PLC	4,845,520
72,343	Quindell PLC(c)	74,814
77,957	Reckitt Benckiser Group PLC	6,399,233
513,352	Reed Elsevier NV	12,620,637
218,865	Rexam PLC	1,545,966
205,212	Rio Tinto PLC	9,567,242
360,142	Rolls-Royce Holdings PLC*	4,742,641
160,116	Royal Mail PLC	1,044,852
95,019	Safestore Holdings PLC REIT	363,699
192,567	Sage Group PLC (The)	1,224,056
10,749	Savills PLC	110,850
62,047	Scottish & Southern Energy PLC	1,588,863
165,096	Sky PLC	2,403,294
291,307	Smith & Nephew PLC	5,047,204
33,770	Spectris PLC	994,231
208,646	Spirit Pub Co. PLC	344,271
25,319	St. Ives PLC	73,724
264,000	Standard Chartered PLC(c)	3,907,558
1,530	Synergy Health PLC	48,283
92,624	Telecity Group PLC	1,173,809
74,827	TT Electronics PLC	122,212
123,685	Tullett Prebon PLC	487,685
45,928	Unilever NV	1,870,621
124,350	Unilever PLC	5,253,428
2,430,130	Vodafone Group PLC	8,902,887
125,224	Weir Group PLC (The)	3,664,512
462,866	William Hill PLC	2,421,578
435	Workspace Group PLC REIT	4,675
131,992	WPP PLC	2,759,802
115,520	Xchanging PLC	309,109

	Total United Kingdom	208,706,355

United States - 0.8%
829	APR Energy PLC	3,917
63,960	Carnival Corp.	2,824,474
121,732	Carnival PLC	5,356,494

	Total United States	8,184,885

	TOTAL COMMON STOCKS (Cost - $1,008,891,053)	1,043,743,371

WARRANT - 0.3%
Luxembourg - 0.3%
1,089,623	Idea Cellular Ltd., (Restricted) expires 3/13/17* (a) (Cost - $2,345,728)	2,778,539

EXCHANGE-TRADED SECURITY - 0.0%
Guernsey - 0.0%
244,468	Schroder Real Estate Investment Trust Ltd. (Cost - $229,675)	225,461

RIGHTS - 0.0%
Australia - 0.0%
2,096	Duet Group, expires 12/16/14* (g)	107

Hong Kong - 0.0%
602,000	Pacific Andes International Holdings Ltd., expires 12/31/49* (g)	4,347

Portugal - 0.0%
23,313	Mota-Engil Africa SGPA SA, expires 12/31/14* (g)	9,286

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units		Security	Value
Sweden - 0.0%
29,562		Meda AB, expires 12/04/14* (c)	$18,316

United Kingdom - 0.0%
32,412,780		Rolls-Royce Holdings PLC, expires 12/31/49* (g)	50,690

		TOTAL RIGHTS (Cost - $0)	82,746

PREFERRED STOCKS - 0.0%
Germany - 0.0%
63		Draegerwerk AG & Co. KGaA, 1.060%	6,519
24		Villeroy & Boch AG, 3.215%	348

		Total Germany	6,867

Italy - 0.0%
63,113		Unipol Gruppo Finanziario SpA, 5.340%	298,606

		TOTAL PREFERRED STOCKS (Cost - $250,636)	305,473

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,011,717,092)	1,047,135,590

Face Amount †
SHORT-TERM INVESTMENTS(e) - 5.9%
MONEY MARKET FUND - 1.7%
$ 19,113,294		Invesco STIT - Government & Agency Portfolio(f) (Cost - $19,113,294)	19,113,294

TIME DEPOSITS - 4.2%
		BBH - Grand Cayman:
327,515	CHF	0.001% due 12/1/14	339,042
4,586	SGD	0.005% due 12/1/14	3,519
1,711,800	JPY	0.005% due 12/1/14	14,423
6,037	GBP	0.089% due 12/1/14	9,441
1	CAD	0.206% due 12/1/14	1
182,137	NOK	0.550% due 12/1/14	25,892
9,547	AUD	1.762% due 12/1/14	8,126
1	NZD	2.850% due 12/1/14	1
29,521,816	JPY	DNB - Oslo - 0.005% due 12/1/14	248,751
44,647,454		JPMorgan Chase & Co. - Nassau, 0.030% due 12/1/14	44,647,454
174,888	EUR	Wells Fargo - Grand Cayman, (0.105)% due 12/1/14	217,631

		TOTAL TIME DEPOSITS (Cost - $45,514,281)	45,514,281

		TOTAL SHORT-TERM INVESTMENTS (Cost - $64,627,575)	64,627,575

		TOTAL INVESTMENTS - 101.4% (Cost - $1,076,344,667#)	1,111,763,165

		Liabilities in Excess of Other Assets - (1.4)%	(15,313,376)

		TOTAL NET ASSETS - 100.0%	$1,096,449,789

*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security is on loan (See Note 1).
(d)	Illiquid security.
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.2%.
(f)	Represents investment of collateral received from securities lending transactions.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

†	Face amount denominated in U.S. dollars, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SGD	—	Singapore Dollar

Summary of Investments by Security Sector^
Financials	18.1%
Consumer Discretionary	15.1
Industrials	13.9
Health Care	10.8
Information Technology	8.7
Consumer Staples	7.8
Materials	7.4
Telecommunication Services	5.5
Energy	5.3
Utilities	1.7
Short-Term Investments	5.7

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares/Units	Security	Value
COMMON STOCKS - 97.0%
Argentina - 0.4%
45,979	YPF SA, ADR	$1,537,538

Brazil - 12.8%
881,877	AMBEV SA, ADR	5,776,294
113,715	Banco Bradesco SA, ADR	1,760,308
451,385	Banco do Brasil SA	5,216,036
303,586	BB Seguridade Participações SA	3,971,932
279,825	BM&FBovespa SA	1,149,465
310,852	CCR SA	2,138,293
144,200	Cia Energética de Minas Gerais, ADR	795,984
340,259	Cielo SA	5,828,237
4,700	EDP - Energias do Brasil SA	18,501
174,300	Estacio Participações SA	1,894,587
259,450	Gerdau SA, ADR	1,081,906
14,047	Grupo BTG Pactual, Class Miscella Shares	163,691
206,091	Itaú Unibanco Holding SA, ADR	3,103,730
157,700	Kroton Educacional SA	1,101,998
120,100	Localiza Rent a Car SA	1,638,249
17,145	Lojas Americanas SA	113,059
67,600	Natura Cosméticos SA	929,225
136,200	Petróleo Brasileiro SA, ADR	1,390,602
344,026	Souza Cruz SA	2,748,615
30,447	Ultrapar Participações SA	653,237
209,975	Vale SA, Class B Shares, ADR(a)	1,891,875
203,600	Via Varejo SA*	1,798,069

	Total Brazil	45,163,893

China - 12.5%
269,000	AAC Technologies Holdings Inc.	1,581,345
4,173,000	Agricultural Bank of China Ltd., Class H Shares(b)	1,972,861
14,605	Alibaba Group Holding Ltd., ADR*	1,630,502
616,000	Anhui Conch Cement Co., Ltd., Class H Shares(a) (b)	2,069,907
872,000	Anton Oilfield Services Group(a)	226,478
8,445	Autohome Inc., ADR*	364,993
39,232	Baidu Inc., ADR*	9,616,156
8,916	Bitauto Holdings Ltd., ADR*	821,699
6,238,380	China Construction Bank Corp., Class H Shares(b)	4,711,639
728,000	China Merchants Bank Co., Ltd., Class H Shares(b)	1,500,328
3,027,000	China National Materials Co., Ltd., Class H Shares(b)	745,656
636,000	China Oilfield Services Ltd., Class H Shares(b)	1,118,297
381,500	China Shenhua Energy Co., Ltd., Class H Shares(b)	1,081,802
1,096,000	CNOOC Ltd.	1,578,097
38,900	NetEase Inc., ADR	4,110,563
49,300	New Oriental Education & Technology Group Inc., ADR*	1,090,516
321,500	Ping An Insurance Group Co. of China Ltd., Class H Shares(b)	2,689,026
128,760	Tencent Holdings Ltd.	2,048,251
130,823	Tsingtao Brewery Co., Ltd., Class H Shares(b)	916,934
32,650	Vipshop Holdings Ltd., ADR* (a)	746,379
226,800	Weichai Power Co., Ltd., Class H Shares(b)	853,843
516,000	Zhuzhou CSR Times Electric Co., Ltd., Class H Shares(b)	2,219,061
929,400	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class H Shares(b)	553,874

	Total China	44,248,207

Colombia - 1.3%
31,900	Bancolombia SA, ADR(a)	1,649,230
308,800	Pacific Rubiales Energy Corp.(a)	2,983,771

	Total Colombia	4,633,001

Cyprus - 0.4%
37,123	Eurasia Drilling Co., Ltd., Class Registered Shares, GDR	667,927
111,363	Globaltrans Investment PLC, Class Registered Shares, GDR	778,552

	Total Cyprus	1,446,479

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares/Units	Security	Value
Egypt - 0.4%
215,731	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	$1,438,527

Greece - 0.4%
853,207	Piraeus Bank SA*	1,292,155

Hong Kong - 5.0%
54,313	China Mobile Ltd., ADR	3,352,198
1,597,000	China State Construction International Holdings Ltd.	2,402,726
18,742	Dairy Farm International Holdings Ltd.	172,625
258,264	Galaxy Entertainment Group Ltd.	1,768,654
1,660,200	Huabao International Holdings Ltd.	1,468,947
285,734	Link REIT (The)	1,808,308
30,700	Melco Crown Entertainment Ltd., ADR	794,516
375,460	Power Assets Holdings Ltd.	3,573,480
729,500	Techtronic Industries Co.	2,334,629

	Total Hong Kong	17,676,083

Hungary - 0.3%
67,063	OTP Bank PLC	1,078,618

India - 14.4%
281,833	Adani Ports & Special Economic Zone Ltd.	1,308,212
158,427	Aurobindo Pharma Ltd.	2,784,798
157,469	Axis Bank Ltd.	1,221,777
60,575	Axis Bank Ltd., Class Registered Shares, GDR	2,326,971
186,633	Cipla Ltd.	1,903,386
23,698	Colgate-Palmolive India Ltd.	709,036
125,007	Glenmark Pharmaceuticals Ltd.	1,648,512
128,135	Havells India Ltd.	660,690
49,170	HCL Technologies Ltd.	1,314,766
381,648	HDFC Bank Ltd.	5,854,929
27,740	HDFC Bank Ltd., ADR	1,478,265
248,759	Hindustan Unilever Ltd.	3,144,775
339,368	Housing Development Finance Corp., Ltd.	6,301,463
35,000	ICICI Bank Ltd., ADR	2,061,150
933,789	ITC Ltd.	5,443,311
63,323	Kotak Mahindra Bank Ltd.	1,223,373
7,674	Nestle India Ltd.	769,532
208,824	Power Grid Corp. of India Ltd.	477,812
83,603	Reliance Industries Ltd.	1,328,930
116,516	Shriram Transport Finance Co., Ltd.	2,031,605
221,247	Sun Pharmaceutical Industries Ltd.	2,988,825
51,393	Tata Consultancy Services Ltd.	2,183,833
32,400	Tata Motors Ltd., ADR	1,479,384
46,290	Westlife Development Ltd.*	228,926

	Total India	50,874,261

Indonesia - 4.6%
2,250,400	Astra International Tbk PT	1,313,699
1,884,627	Bank Central Asia Tbk PT	2,015,490
2,307,762	Bank Mandiri Persero Tbk PT	1,990,438
1,789,200	Bank Rakyat Indonesia Persero Tbk PT	1,689,495
497,218	Matahari Department Store Tbk PT	612,453
739,600	Semen Indonesia Persero Tbk PT	969,590
10,198,324	Telekomunikasi Indonesia Persero Tbk PT	2,366,141
62,600	Telekomunikasi Indonesia Persero Tbk PT, ADR	2,885,860
462,111	Unilever Indonesia Tbk PT	1,204,022
694,578	United Tractors Tbk PT	1,042,855

	Total Indonesia	16,090,043

Jersey, Channel Islands - 0.4%
10,117	Randgold Resources Ltd.	662,413
13,649	Randgold Resources Ltd., ADR	882,817

	Total Jersey, Channel Islands	1,545,230

Luxembourg - 0.1%
20,688	Oriflame Cosmetics SA(a)	365,460

Macau - 1.6%
680,993	Sands China Ltd.	4,072,410
485,000	Wynn Macau Ltd.	1,589,037

	Total Macau	5,661,447

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares/Units	Security	Value
Malaysia - 1.6%
80,286	British American Tobacco Malaysia Bhd	$1,664,203
894,100	Genting Malaysia Bhd	1,115,441
567,699	Malayan Banking Bhd	1,588,187
206,800	Public Bank Bhd	1,136,206

	Total Malaysia	5,504,037

Mexico - 4.2%
191,141	Fibra Uno Administracion SA de CV, REIT	640,043
28,256	Fomento Económico Mexicano SAB de CV, ADR	2,741,962
815,700	Genomma Lab Internacional SAB de CV, Class B Shares*	1,749,456
338,000	Grupo Financiero Banorte SAB de CV, Class O Shares	1,914,989
98,931	Grupo Financiero Santander Mexico SAB de CV, ADR	1,130,781
300,571	Grupo México SAB de CV, Class B Shares	985,748
36,114	Grupo Televisa SAB, ADR	1,348,858
64,527	Industrias Peñoles SAB de CV	1,413,916
379,000	Kimberly-Clark de México SAB de CV, Class A Shares	861,036
984,775	Wal-Mart de Mexico SAB de CV, Class V Shares	2,106,418

	Total Mexico	14,893,207

Netherlands - 0.7%
94,025	Yandex NV, Class A Shares*	2,343,103

Pakistan - 0.5%
378,462	Oil & Gas Development Co., Ltd.	795,559
609,316	Pakistan Petroleum Ltd.	1,137,533

	Total Pakistan	1,933,092

Peru - 0.6%
11,900	Credicorp Ltd.	1,971,354

Philippines - 0.6%
32,300	Philippine Long Distance Telephone Co., ADR(a)	2,157,640

Poland - 0.3%
86,146	Eurocash SA	951,526

Russia - 4.9%
927,257	Alrosa AO	890,774
356,617	Gazprom OAO, ADR	2,082,044
18,121	Lukoil OAO, ADR	843,240
1,377	Magnit PJSC, Class Registered Shares, GDR	79,637
15,873	Magnit PJSC, GDR(c)	918,253
24,800	Mail.ru Group Ltd., Class Registered Shares, GDR*	574,077
49,725	MegaFon OAO, GDR(c)	1,026,821
139,600	Mobile Telesystems OJSC, ADR	1,705,912
21,785	NovaTek OAO, Class Registered Shares, GDR	2,058,203
2,759,752	Sberbank of Russia*	4,033,419
149,764	TMK OAO, Class Registered Shares, GDR	755,830
130,735	X5 Retail Group NV, Class Registered Shares, GDR*	2,298,642

	Total Russia	17,266,852

Singapore - 0.4%
85,611	DBS Group Holdings Ltd.	1,302,499

South Africa - 5.4%
40,691	Bidvest Group Ltd. (The)	1,070,168
77,429	Exxaro Resources Ltd.(a)	773,765
61,565	Imperial Holdings Ltd.	1,109,695
63,653	MTN Group Ltd.	1,251,887
17,516	Naspers Ltd., Class N Shares	2,269,980
50,313	Nedbank Group Ltd.	1,100,305
361,674	PPC Ltd.	833,033
90,135	Remgro Ltd.	2,054,963
181,654	Sanlam Ltd.	1,197,458
132,226	Shoprite Holdings Ltd.	2,023,841
159,827	Standard Bank Group Ltd.	1,962,203
36,583	Tiger Brands Ltd.	1,275,404
82,351	Vodacom Group Ltd.(a)	987,503
157,939	Woolworths Holdings Ltd.	1,135,744

	Total South Africa	19,045,949

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares/Units	Security	Value
South Korea - 7.0%
12,992	Coway Co., Ltd.	$1,007,797
28,840	Halla Visteon Climate Control Corp.(a)	1,093,738
258,501	Hanwha Life Insurance Co., Ltd.	1,954,501
8,167	Hyundai Mobis Co., Ltd.	1,814,922
62,702	KB Financial Group Inc.	2,187,959
23,215	Kia Motors Corp.	1,153,358
50,994	Korea Aerospace Industries Ltd.	1,839,733
19,239	KT&G Corp.	1,674,775
799	Orion Corp.	701,803
5,287	Samsung Electronics Co., Ltd.	6,054,030
69,675	Shinhan Financial Group Co., Ltd.	3,101,270
47,124	SK Hynix Inc.*	2,036,329

	Total South Korea	24,620,215

Spain - 0.3%
165,084	Cemex Latam Holdings SA*	1,258,421

Taiwan - 5.1%
184,100	Catcher Technology Co., Ltd.	1,551,611
202,401	Hiwin Technologies Corp.	1,692,894
206,272	Hon Hai Precision Industry Co., Ltd., Class Registered Shares, GDR	1,298,482
129,000	MediaTek Inc.	1,927,284
218,795	President Chain Store Corp.	1,705,673
594,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,698,326
303,350	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	7,119,625

	Total Taiwan	17,993,895

Thailand - 2.9%
197,200	Advanced Info Service PCL	1,428,290
217,528	Bangkok Bank PCL, Class Registered Shares	1,337,625
1,969,800	CP ALL PCL	2,637,590
185,600	Kasikornbank PCL	1,394,929
213,664	PTT Exploration & Production PCL	881,055
85,300	Siam Cement PCL (The), Class Registered Shares	1,225,151
2,627,400	Thai Beverage PCL	1,320,173

	Total Thailand	10,224,813

Turkey - 3.8%
325,824	Akbank TAS	1,317,616
295,780	Aselsan Elektronik Sanayi Ve Ticaret AS	1,471,289
13,290	Coca-Cola Icecek AS	298,779
1,262,237	Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT	1,601,678
86,727	Ford Otomotiv Sanayi AS	1,167,981
432,388	KOC Holding AS	2,435,056
192,951	TAV Havalimanlari Holding AS	1,651,442
246,914	Turkcell Iletisim Hizmetleri AS*	1,562,050
656,102	Türkiye Is Bankasi, Class C Shares	1,817,626

	Total Turkey	13,323,517

United Kingdom - 3.3%
125,558	British American Tobacco PLC	7,369,627
75,493	SABMiller PLC	4,152,677

	Total United Kingdom	11,522,304

United States - 0.8%
22,900	First Cash Financial Services Inc.*	1,323,162
51,700	Freeport-McMoRan Inc.	1,388,145

	Total United States	2,711,307

	TOTAL COMMON STOCKS (Cost - $300,212,664)	342,074,673

PREFERRED STOCKS - 0.9%
Brazil - 0.9%
427,974	Itausa - Investimentos Itau SA, 0.594%	1,748,024
805,000	Marcopolo SA, 0.816%	1,298,868

	Total Brazil	3,046,892

India - 0.0%
1,910,034	Zee Entertainment Enterprises Ltd.	26,712

	TOTAL PREFERRED STOCKS (Cost - $3,735,887)	3,073,604

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $303,948,551)	345,148,277

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Face Amount †		Security	Value
SHORT-TERM INVESTMENTS(d) - 6.2%
MONEY MARKET FUND - 4.1%
$ 14,599,599		Invesco STIT - Government & Agency Portfolio(e) (Cost - $14,599,599)	$14,599,599

TIME DEPOSITS - 2.1%
2,994,599		Barclays Bank PLC - London, 0.030% due 12/1/14	2,994,599
		BBH - Grand Cayman:
6,887	EUR	(0.105)% due 12/1/14	8,570
1,668	HKD	0.005% due 12/1/14	215
32	GBP	0.089% due 12/1/14	51
3,258,198		BNP Paribas - Grand Cayman, 0.030% due 12/1/14	3,258,198
1,146,935		Wells Fargo - Grand Cayman, 0.030% due 12/1/14	1,146,935

		TOTAL TIME DEPOSITS (Cost - $7,408,568)	7,408,568

		TOTAL SHORT-TERM INVESTMENTS (Cost - $22,008,167)	22,008,167

		TOTAL INVESTMENTS - 104.1% (Cost - $325,956,718#)	367,156,444

		Liabilities in Excess of Other Assets - (4.1)%	(14,505,601)

		TOTAL NET ASSETS - 100.0%	$352,650,843

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security trades on the Hong Kong exchange.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.1%.
(e)	Represents investment of collateral received from securities lending transactions.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipts
MTN	—	Medium Term Note
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currency Abbreviations used in this schedule:

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar

Summary of Investments by Security Sector^
Financials	27.1%
Consumer Staples	15.5
Information Technology	15.0
Consumer Discretionary	9.3
Industrials	6.8
Energy	6.0
Telecommunication Services	5.1
Materials	4.9
Health Care	3.0
Utilities	1.3
Short-Term Investments	6.0

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5%
Aerospace & Defense - 0.1%
$79,000		A-	Precision Castparts Corp., Senior Unsecured Notes, 3.900% due 1/15/43	$80,320
373,000		A	United Technologies Corp., Senior Unsecured Notes, 4.500% due 6/1/42	404,675

			Total Aerospace & Defense	484,995

Airlines - 0.5%
707,976		A-	American Airlines Class A Pass Through Trust, Series 2013-2, Equipment Trust, 4.950% due 1/15/23	757,535
135,263		BBB+	Continental Airlines Inc. Class A Pass Through Trust, Series 1998-1, Pass Thru Certificates, 6.648% due 9/15/17	141,012
310,073		BBB+	Continental Airlines Inc. Class A-1 Pass Through Trust, Series 1999-2, Pass Thru Certificates, 7.256% due 3/15/20	346,506
906,364		A	Delta Air Lines Class A Pass Through Trust, Series 2009-1, Pass Thru Certificates, 7.750% due 12/17/19	1,049,117
299,831		BBB	JetBlue Airways G-1 Pass Through Trust, Series 2004-2, Pass Thru Certificates, 0.607% due 8/15/16(a)	297,207
625,000		BBB-	JetBlue Airways G-2 Pass Through Trust, Series 2004-2, Pass Thru Certificates, 0.682% due 11/15/16(a)	606,250
297,965		A+	Northwest Airlines Inc. Class A-1 Pass Through Trust, Pass Thru Certificates, 7.041% due 4/1/22	348,620
414,737		BBB+	UAL Pass Through Trust, Series 2009-1, Pass Thru Certificates, 10.400% due 11/1/16	463,966
59,360		BBB+	UAL Pass Through Trust, Series 2009-2A, Pass Thru Certificates, 9.750% due 1/15/17	65,889

			Total Airlines	4,076,102

Automobiles - 1.1%
			Daimler Finance North America LLC, Company Guaranteed Notes:
300,000		A-	2.300% due 1/9/15(b)	303,177
1,400,000		A-	1.650% due 4/10/15(b)	1,405,575
1,800,000		A-	1.300% due 7/31/15(b)	1,808,760
330,000		A-	2.625% due 9/15/16(b)	339,376
600,000		A-	2.950% due 1/11/17(b)	622,179
440,000		BBB-	Ford Motor Co., Senior Unsecured Notes, 4.750% due 1/15/43	456,452
			General Motors Co., Senior Unsecured Notes:
30,000		BBB-	6.250% due 10/2/43	35,025
455,000		BBB-	5.200% due 4/1/45	468,832
			Volkswagen International Finance NV, Company Guaranteed Notes:
2,200,000		A	1.625% due 3/22/15(b)	2,207,007
900,000		A	2.875% due 4/1/16(b)	925,251

			Total Automobiles	8,571,634

Banks - 7.1%
200,000		AA-	ANZ New Zealand International Ltd., Company Guaranteed Notes, 1.850% due 10/15/15(b)	202,187
400,000	EUR	B1(c)	Banca Monte dei Paschi di Siena SpA, Senior Unsecured Notes, 3.625% due 4/1/19	511,264
800,000		A	Banco Santander Chile, Senior Unsecured Notes, 1.130% due 4/11/17(a) (b)	796,752
			Bank of America Corp.:
			Senior Unsecured Notes:
620,000		A-	1.500% due 10/9/15	623,836
495,000		A-	3.750% due 7/12/16	516,029
230,000		A-	6.500% due 8/1/16	249,853
600,000		A-	5.625% due 10/14/16	647,821
850,000		Baa2(c)	8.950% due 5/18/17(a)	936,538
1,584,000		Baa2(c)	9.570% due 6/6/17(a)	1,800,073
80,000		A-	5.750% due 12/1/17	89,104
3,250,000		A-	5.650% due 5/1/18	3,639,025

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †		Rating††	Security	Value
$140,000		A-	2.600% due 1/15/19	$142,044
500,000		A-	5.000% due 5/13/21	558,232
100,000		A-	5.700% due 1/24/22	116,512
830,000		A-	3.300% due 1/11/23	831,520
490,000		A-	4.125% due 1/22/24	514,585
665,000		A-	4.000% due 4/1/24	696,165
480,000		A-	5.000% due 1/21/44	527,964
270,000		A-	4.875% due 4/1/44	294,358
			Subordinated Notes:
600,000		BBB+	4.200% due 8/26/24	613,025
205,000		BBB+	4.250% due 10/22/26	206,541
300,000		A-	Bank of America NA, Subordinated Notes, 6.100% due 6/15/17	332,772
780,000		Aaa(c)	Bank of Nova Scotia (The), Covered Notes, 1.650% due 10/29/15(b)	788,772
200,000		A-	Bank One Corp., Subordinated Notes, 4.900% due 4/30/15	203,536
			Barclays Bank PLC:
770,000		A	Senior Unsecured Notes, 3.750% due 5/15/24	791,065
100,000		BBB-	Subordinated Notes, 5.140% due 10/14/20	109,864
200,000		BB+	Barclays PLC, Subordinated Notes, 4.375% due 9/11/24	195,576
320,000		A+	BNP Paribas SA, Senior Unsecured Notes, 2.375% due 9/14/17	327,354
800,000		A	BPCE SA, Company Guaranteed Notes, 0.802% due 11/18/16(a)	802,230
315,000		Baa2(c)	Caixa Economica Federal, Senior Unsecured Notes, 2.375% due 11/6/17(b)	307,440
644,000		BBB	Capital One Financial Corp., Senior Unsecured Notes, 3.500% due 6/15/23	648,788
800,000		BBB-	Chase Capital III, Limited Guaranteed Notes, 0.784% due 3/1/27(a)	685,680
			Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
			Company Guaranteed Notes:
200,000		A+	3.375% due 1/19/17	209,986
310,000		BBB+	4.625% due 12/1/23	329,136
			Junior Subordinated Notes:
500,000		BBB	8.375%(a) (d)	537,500
300,000		BBB	8.400%(a) (d)	331,875
400,000		BBB-	11.000%(a) (b) (d)	518,120
660,000		BB+	Credit Agricole SA, Junior Subordinated Notes, 9.750%(d)	664,950
471,000		BBB	Credit Suisse, Subordinated Notes, 6.000% due 2/15/18	528,765
770,000		Aaa(c)	Credit Suisse AG, Covered Notes, 2.600% due 5/27/16(b)	791,861
1,510,000		BB+	HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(b)	1,700,713
200,000	EUR	Caa1(c)	Heta Asset Resolution AG, Senior Unsecured Notes, 0.152% due 3/20/15(a)	236,996
1,600,000		A	HSBC Bank USA NA, Subordinated Notes, 6.000% due 8/9/17	1,786,402
770,000		A	ING Bank NV, Senior Unsecured Notes, 3.750% due 3/7/17(b)	812,291
			Intesa Sanpaolo SpA:
700,000		BBB	Company Guaranteed Notes, 3.125% due 1/15/16	714,057
810,000		BB+	Subordinated Notes, 5.017% due 6/26/24(b)	808,647
400,000		BBB-	KBC Bank NV, Subordinated Notes, 8.000% due 1/25/23(a)	451,000
			Lloyds Bank PLC:
210,000		BBB-	Company Guaranteed Notes, 6.500% due 9/14/20(b)	244,770
2,300,000		BB	Junior Subordinated Notes, 12.000%(a) (b) (d)	3,340,750
600,000		BBB-	M&T Bank Corp., Junior Subordinated Notes, 6.875%(d)	613,192
			Macquarie Bank Ltd., Senior Unsecured Notes:
1,200,000		A	3.450% due 7/27/15(b)	1,221,355
650,000		A	0.864% due 10/27/17(a) (b)	651,205
300,000		A-	Nordea Bank AB, Subordinated Notes, 4.875% due 5/13/21(b)	328,705
470,000		Aaa(c)	Royal Bank of Canada, Covered Notes, 2.200% due 9/23/19	475,866
			Royal Bank of Scotland Group PLC:
1,040,000		B+	Junior Subordinated Notes, 7.648%(a) (d)	1,222,000
			Senior Unsecured Notes:
1,070,000		BBB+	2.550% due 9/18/15	1,083,940
300,000		BBB+	6.400% due 10/21/19	351,254
			Subordinated Notes:
130,000		BB	6.125% due 12/15/22	142,376
320,000		BB	6.100% due 6/10/23	348,835
220,000		BB	6.000% due 12/19/23	239,369

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$365,000	BB	5.125% due 5/28/24	$372,870
90,000	BB+	Royal Bank of Scotland NV, Company Guaranteed Notes, 4.650% due 6/4/18	94,668
700,000	A-	Royal Bank of Scotland PLC (The), Company Guaranteed Notes, 4.875% due 3/16/15	708,168
219,000	BBB	Santander Holdings USA Inc., Senior Unsecured Notes, 3.450% due 8/27/18	229,463
1,400,000	BBB+	Santander U.S. Debt SAU, Company Guaranteed Notes, 3.724% due 1/20/15(b)	1,412,380
220,000	BBB	Societe Generale SA, Subordinated Notes, 5.000% due 1/17/24(b)	227,499
		Standard Chartered PLC:
1,600,000	A	Senior Unsecured Notes, 3.850% due 4/27/15(b)	1,621,144
330,000	BBB	Subordinated Notes, 5.700% due 3/26/44(b)	353,476
		UBS AG:
460,000	A	Senior Unsecured Notes, 3.875% due 1/15/15	459,984
		Subordinated Notes:
900,000	BBB	7.625% due 8/17/22	1,071,087
500,000	BBB	5.125% due 5/15/24	501,310
300,000	BBB-	VTB Bank OJSC Via VTB Capital SA, Senior Unsecured Notes, 6.465% due 3/4/15(b) (e)	301,691
630,000	BBB	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570%(a) (d)	612,675
		Wells Fargo & Co.:
		Senior Unsecured Notes:
4,200,000	A+	0.534% due 6/2/17(a)	4,197,396
230,000	A+	1.400% due 9/8/17	230,825
190,000	A+	3.300% due 9/9/24	191,915
		Subordinated Notes:
330,000	A	3.450% due 2/13/23	331,894
299,000	A	4.480% due 1/16/24	319,799
100,000	A	4.100% due 6/3/26	102,645
175,000	A	5.375% due 11/2/43	197,972
170,000	A	5.606% due 1/15/44	198,688
150,000	A	4.650% due 11/4/44	153,086
250,000	A+	Wells Fargo Bank NA, Subordinated Notes, 6.000% due 11/15/17	283,372
210,000	BBB	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	214,725
480,000	AA-	Westpac Banking Corp., Senior Unsecured Notes, 4.875% due 11/19/19	540,113

		Total Banks	55,321,266

Beverages - 0.6%
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
1,200,000	A	4.125% due 1/15/15	1,253,088
620,000	A	5.000% due 4/15/20	699,315
200,000	A	2.500% due 7/15/22	194,715
545,000	A-	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	602,012
213,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	239,225
200,000	A-	Diageo Investment Corp., Company Guaranteed Notes, 2.875% due 5/11/22	200,481
120,000	BBB+	Heineken NV, Senior Unsecured Notes, 1.400% due 10/1/17(b)	120,141
50,000	BBB+	Molson Coors Brewing Co., Company Guaranteed Notes, 3.500% due 5/1/22	50,755
		PepsiCo Inc., Senior Unsecured Notes:
450,000	A-	0.700% due 8/13/15	451,254
310,000	A-	7.900% due 11/1/18	380,288
		Pernod-Ricard SA, Senior Unsecured Notes:
200,000	BBB-	2.950% due 1/15/17(b)	206,219
390,000	BBB-	4.450% due 1/15/22(b)	417,749

		Total Beverages	4,815,242

Biotechnology - 0.1%
		Amgen Inc., Senior Unsecured Notes:
110,000	A	3.625% due 5/22/24	111,262
120,000	A	5.150% due 11/15/41	131,131
60,000	A	5.375% due 5/15/43	67,953
250,000	A-	Gilead Sciences Inc., Senior Unsecured Notes, 3.700% due 4/1/24	261,410

		Total Biotechnology	571,756

Capital Markets - 1.1%
345,000	A+	Bank of New York Mellon Corp. (The), Senior Unsecured Notes, 3.400% due 5/15/24	354,243
450,000	BB	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000%(a) (d)	338,062

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
$1,100,000	A-	5.125% due 1/15/15	$1,121,450
1,200,000	A-	3.300% due 5/3/15	1,213,772
800,000	A-	6.250% due 9/1/17	896,319
225,000	A-	2.375% due 1/22/18	229,156
950,000	A-	6.150% due 4/1/18	1,076,396
624,000	A-	2.900% due 7/19/18	642,299
34,000	A-	2.625% due 1/31/19	34,455
150,000	A-	7.500% due 2/15/19	179,940
387,000	A-	2.550% due 10/23/19	387,144
1,060,000	A-	6.000% due 6/15/20	1,229,411
40,000	A-	5.250% due 7/27/21	45,147
395,000	A-	3.850% due 7/8/24	405,030
630,000	A-	6.250% due 2/1/41	792,944
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17(f)	0

		Total Capital Markets	8,945,768

Chemicals - 0.1%
40,000	BBB	Dow Chemical Co. (The), Senior Unsecured Notes, 4.250% due 10/1/34	39,872
160,000	BB	Eagle Spinco Inc., Company Guaranteed Notes, 4.625% due 2/15/21	157,800
140,000	BBB+	Ecolab Inc., Senior Unsecured Notes, 4.350% due 12/8/21	153,790
200,000	BBB	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	235,753
60,000	A-	Potash Corp. of Saskatchewan Inc., Senior Unsecured Notes, 4.875% due 3/30/20	66,977
190,000	A-	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	219,234

		Total Chemicals	873,426

Commercial Services & Supplies - 0.0%
		Waste Management Inc., Company Guaranteed Notes:
40,000	A-	4.600% due 3/1/21	44,394
110,000	A-	3.500% due 5/15/24	111,746
70,000	A-	7.375% due 5/15/29	95,109
150,000	B+	West Corp., Company Guaranteed Notes, 5.375% due 7/15/22(b)	143,625

		Total Commercial Services & Supplies	394,874

Consumer Finance - 1.1%
161,000	BB	Ally Financial Inc., Company Guaranteed Notes, 8.000% due 3/15/20	191,187
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
300,000	BBB-	3.875% due 1/15/15	303,000
200,000	BBB-	2.750% due 5/15/15	201,818
695,000	BBB-	12.000% due 5/15/15	730,207
1,300,000	BBB-	5.625% due 9/15/15	1,348,677
1,425,000	BBB-	1.700% due 5/9/16	1,436,608
700,000	BBB-	0.682% due 11/8/16(a)	699,918
500,000	BBB-	6.625% due 8/15/17	562,617
225,000	BBB-	1.724% due 12/6/17	223,865
420,000	BBB-	8.125% due 1/15/20	526,211
175,000	BBB-	General Motors Financial Co., Inc., Company Guaranteed Notes, 3.250% due 5/15/18	178,281
100,000	BBB+	Hyundai Capital America, Senior Unsecured Notes, 2.125% due 10/2/17(b)	101,093
		Navient Corp., Senior Unsecured Notes:
1,100,000	BB	6.000% due 1/25/17	1,163,250
360,000	BB	8.000% due 3/25/20	407,250
410,000	AA-	Toyota Motor Credit Corp., Senior Unsecured Notes, 1.250% due 10/5/17	410,578

		Total Consumer Finance	8,484,560

Containers & Packaging - 0.0%
170,000	BB+	Ball Corp., Company Guaranteed Notes, 5.750% due 5/15/21	177,650
		Rock-Tenn Co., Company Guaranteed Notes:
120,000	BBB	3.500% due 3/1/20	122,849
20,000	BBB	4.000% due 3/1/23	20,471

		Total Containers & Packaging	320,970

Diversified Financial Services - 4.1%
		American Express Co.:
72,000	BBB+	Senior Unsecured Notes, 2.650% due 12/2/22	70,578
310,000	BB+	Subordinated Notes, 6.800% due 9/1/66(a)	328,600

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$415,000	AAA	Asian Development Bank, Senior Unsecured Notes, 0.750% due 1/11/17	$416,032
1,200,000	BB(h)	Astoria Depositor Corp., Pass Thru Certificates, 8.144% due 5/1/21(b)	1,272,000
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
20,000	A	6.400% due 10/2/17	22,624
2,280,000	A	7.250% due 2/1/18	2,659,588
1,400,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 4.400% due 11/25/19(b)	1,556,573
		Citigroup Inc.:
		Senior Unsecured Notes:
2,085,000	A-	1.250% due 1/15/16	2,094,293
1,200,000	A-	1.194% due 7/25/16(a)	1,209,746
500,000	A-	2.500% due 9/26/18	509,377
		Subordinated Notes:
200,000	BBB+	4.875% due 5/7/15	203,622
250,000	BBB+	5.500% due 9/13/25	280,025
30,000	BBB+	6.625% due 6/15/32	36,953
280,000	BBB+	6.675% due 9/13/43	355,529
100,000	A-	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(b)	128,303
1,200,000	A-	Farmers Exchange Capital II, Subordinated Notes, 6.151% due 11/1/53(a) (b)	1,339,567
240,000	AAA	FMS Wertmanagement AoeR, Government Guaranteed Notes, 1.125% due 9/5/17	241,175
		General Electric Capital Corp.:
		Senior Unsecured Notes:
820,000	AA+	5.625% due 5/1/18	929,522
90,000	AA+	5.550% due 5/4/20	104,515
250,000	AA+	4.650% due 10/17/21	280,716
1,025,000	AA+	0.712% due 8/15/36(a)	908,265
425,000	AA+	6.150% due 8/7/37	542,223
160,000	AA+	6.875% due 1/10/39	222,538
		Subordinated Notes:
170,000	AA	5.300% due 2/11/21	194,365
710,000	A+	6.375% due 11/15/67(a)	767,155
430,000	A-	HSBC Finance Corp., Senior Subordinated Notes, 6.676% due 1/15/21	510,873
210,000	Baa3(c)	HSBC Holdings PLC, Junior Subordinated Notes, 6.375%(a) (d)	215,092
130,000	BBB-	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 5.875% due 2/1/22	133,250
270,000	B+	ILFC E-Capital Trust II, Limited Guaranteed Notes, 6.250% due 12/21/65(a) (b)	262,913
		International Lease Finance Corp.:
		Senior Secured Notes:
880,000	BBB-	6.750% due 9/1/16(b)	946,000
730,000	BBB-	7.125% due 9/1/18(b)	830,375
700,000	BB+	Senior Unsecured Notes, 8.625% due 9/15/15	735,875
		John Deere Capital Corp., Senior Unsecured Notes:
130,000	A	2.250% due 4/17/19	131,863
70,000	A	1.700% due 1/15/20	68,359
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
1,400,000	A	3.400% due 6/24/15	1,422,821
1,800,000	A	1.100% due 10/15/15	1,807,567
480,000	A	3.450% due 3/1/16	495,667
745,000	A	2.000% due 8/15/17	756,256
295,000	A	6.000% due 1/15/18	333,182
195,000	A	2.200% due 10/22/19	194,490
90,000	A	4.400% due 7/22/20	98,407
975,000	A	3.625% due 5/13/24	1,001,816
		Subordinated Notes:
170,000	A-	5.150% due 10/1/15	176,090
630,000	A-	6.125% due 6/27/17	701,444
200,000	A-	3.375% due 5/1/23	197,058
480,000	A-	3.875% due 9/10/24	485,554
400,000	A	Unsecured Notes, 0.784% due 4/25/18(a)	400,064
900,000	BBB-	JPMorgan Chase Capital XXIII, Limited Guaranteed Notes, 1.232% due 5/15/47(a)	726,750

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$500,000	BBB-	Pipeline Funding Co. LLC, Senior Secured Notes, 7.500% due 1/15/30(b)	$627,556
335,000	A+	Prudential Holdings LLC, Senior Secured Notes, 8.695% due 12/18/23(b)	430,802
		State Street Corp.:
470,000	BBB	Junior Subordinated Notes, 4.956% due 3/15/18	513,038
250,000	A	Senior Subordinated Notes, 3.100% due 5/15/23	245,905
299,699	Baa2(c)	SteelRiver Transmission Co. LLC, Senior Secured Notes, 4.710% due 6/30/17(b)	313,737
750,000	A	ZFS Finance USA Trust II, Junior Subordinated Notes, 6.450% due 12/15/65(a) (b)	802,500

		Total Diversified Financial Services	32,239,188

Diversified Telecommunication Services - 1.2%
		AT&T Inc., Senior Unsecured Notes:
330,000	A-	5.500% due 2/1/18	367,546
10,000	A-	5.800% due 2/15/19	11,460
90,000	A-	5.550% due 8/15/41	100,916
70,000	A-	4.300% due 12/15/42	66,565
235,000	A-	4.350% due 6/15/45	223,427
220,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 5.750% due 3/23/16	233,750
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
60,000	B+	7.500% due 4/1/21	64,575
300,000	B+	5.500% due 8/1/23	296,625
		Verizon Communications Inc., Senior Unsecured Notes:
1,800,000	BBB+	0.700% due 11/2/15	1,801,483
754,000	BBB+	2.500% due 9/15/16	775,492
40,000	BBB+	6.350% due 4/1/19	46,723
100,000	BBB+	3.450% due 3/15/21	103,651
1,497,000	BBB+	5.150% due 9/15/23	1,684,158
143,000	BBB+	4.150% due 3/15/24	150,727
284,000	BBB+	6.400% due 9/15/33	352,169
1,183,000	BBB+	6.550% due 9/15/43	1,530,267
314,000	BBB+	4.862% due 8/21/46(b)	328,170
900,000	BBB+	3.000% due 11/1/21	904,080
		Vodafone Group PLC, Senior Unsecured Notes:
13,000	A-	6.150% due 2/27/37	15,494
94,000	A-	4.375% due 2/19/43	90,475

		Total Diversified Telecommunication Services	9,147,753

Electric Utilities - 1.4%
		Berkshire Hathaway Energy Co., Senior Unsecured Notes:
250,000	BBB+	5.950% due 5/15/37	312,280
275,000	BBB+	6.500% due 9/15/37	361,646
36,000	BB	Calpine Corp., Senior Secured Notes, 7.875% due 1/15/23(b)	40,050
215,000	BBB+	Cleveland Electric Illuminating Co. (The), Senior Secured Notes, 7.880% due 11/1/17	253,134
390,000	BBB+	Dominion Resources Inc., Senior Unsecured Notes, 5.200% due 8/15/19	437,942
110,000	BBB	Duke Energy Corp., Senior Unsecured Notes, 3.550% due 9/15/21	115,451
195,000	A	Duke Energy Florida Inc., 1st Mortgage Notes, 5.900% due 3/1/33	246,005
750,000	BBB-	Duquesne Light Holdings Inc., Senior Unsecured Notes, 6.400% due 9/15/20(b)	884,575
920,000	A-	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/1/19	1,099,732
105,000	BBB-	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	121,623
		FirstEnergy Corp., Senior Unsecured Notes:
100,000	BB+	2.750% due 3/15/18	101,111
930,000	BB+	7.375% due 11/15/31	1,130,648
55,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/1/35	63,661
364,312	BBB-	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20	414,148
		IPALCO Enterprises Inc., Senior Secured Notes:
750,000	BB+	7.250% due 4/1/16(b)	800,625
350,000	BB+	5.000% due 5/1/18	371,875
775,000	BBB+	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	984,443
487,147	B	Mirant Mid Atlantic Series C Pass Through Trust, Pass Thru Certificates, 10.060% due 12/30/28	535,862
250,000	BBB	Ohio Power Co., Senior Unsecured Notes, 6.050% due 5/1/18	284,048
80,000	A	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 7.000% due 9/1/22	101,527

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$370,000	BBB	Pacific Gas & Electric Co., Senior Unsecured Notes, 6.050% due 3/1/34	$466,297
235,000	A	PacifiCorp, 1st Mortgage Notes, 4.100% due 2/1/42	242,356
500,000	BBB-	PNM Resources Inc., Senior Unsecured Notes, 9.250% due 5/15/15	518,911
500,000	BBB	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	596,504
200,000	A-	Texas-New Mexico Power Co., 1st Mortgage Notes, 6.950% due 4/1/43(b)	290,659
		Virginia Electric & Power Co., Senior Unsecured Notes:
125,000	A-	6.000% due 5/15/37	160,855
25,000	A-	6.350% due 11/30/37	34,095
250,000	A-	4.000% due 1/15/43	251,524

		Total Electric Utilities	11,221,587

Electrical Equipment - 0.1%
30,000	A	ABB Finance USA Inc., Company Guaranteed Notes, 4.375% due 5/8/42	31,895
384,960	BBB-	Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes, 6.625% due 10/1/22(b)	377,261

		Total Electrical Equipment	409,156

Electronic Equipment, Instruments & Components - 0.0%
303,000	BBB-	Jabil Circuit Inc., Senior Unsecured Notes, 8.250% due 3/15/18	351,480

Energy Equipment & Services - 0.2%
		Access Midstream Partners LP/ACMP Finance Corp., Company Guaranteed Notes:
60,000	BB+	5.875% due 4/15/21	62,850
180,000	BB+	6.125% due 7/15/22	191,700
30,000	BB+	4.875% due 3/15/24	30,675
600,000	BB+	Boardwalk Pipelines LP, Company Guaranteed Notes, 4.950% due 12/15/24	611,716
400,000	AA-	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(b)	425,631

		Total Energy Equipment & Services	1,322,572

Food & Staples Retailing - 0.3%
		CVS Caremark Corp., Senior Unsecured Notes:
1,600,000	BBB+	3.250% due 5/18/15	1,620,650
420,000	BBB+	2.750% due 12/1/22	411,251
271,936	BBB+	CVS Pass-Through Trust, Pass Thru Certificates, 6.036% due 12/10/28	321,420
90,000	BBB	Kroger Co. (The), Company Guaranteed Notes, 6.900% due 4/15/38	117,991

		Total Food & Staples Retailing	2,471,312

Food Products - 0.8%
2,200,000	BBB-	ConAgra Foods Inc., Senior Unsecured Notes, 0.601% due 7/21/16(a)	2,200,519
180,000	BB-	HJ Heinz Co., Secured Notes, 4.250% due 10/15/20	182,718
2,500,000	BBB	Kraft Foods Group Inc., Senior Unsecured Notes, 1.625% due 6/4/15	2,512,933
		Mondelez International Inc., Senior Unsecured Notes:
348,000	BBB-	5.375% due 2/10/20	397,522
270,000	BBB-	4.000% due 2/1/24	283,449
40,000	BBB	Tyson Foods Inc., Company Guaranteed Notes, 5.150% due 8/15/44	43,794
		Wm Wrigley Jr Co., Senior Unsecured Notes:
50,000	A-	2.400% due 10/21/18(b)	50,680
180,000	A-	2.900% due 10/21/19(b)	183,756
60,000	A-	3.375% due 10/21/20(b)	62,167

		Total Food Products	5,917,538

Health Care Equipment & Supplies - 0.4%
75,000	A-	Baxter International Inc., Senior Unsecured Notes, 3.200% due 6/15/23	75,716
2,900,000	A	Covidien International Finance SA, Company Guaranteed Notes, 1.350% due 5/29/15	2,911,452
		Medtronic Inc., Senior Unsecured Notes:
100,000	AA-	4.450% due 3/15/20	110,182
100,000	AA-	5.550% due 3/15/40	121,224

		Total Health Care Equipment & Supplies	3,218,574

Health Care Providers & Services - 0.7%
30,000	A+	Catholic Health Initiatives, Secured Notes, 4.350% due 11/1/42	29,982
560,000	B-	CHS/Community Health Systems Inc., Company Guaranteed Notes, 8.000% due 11/15/19	600,600
20,000	B+	DaVita HealthCare Partners Inc., Company Guaranteed Notes, 5.125% due 7/15/24	20,550
50,000	BB+	Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes, 5.625% due 7/31/19(b)	54,000

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
		Fresenius Medical Care US Finance Inc., Company Guaranteed Notes:
$120,000	BB+	6.500% due 9/15/18(b)	$132,000
20,000	BB+	5.750% due 2/15/21(b)	21,500
		HCA Inc., Company Guaranteed Notes:
600,000	B-	6.375% due 1/15/15	618,750
120,000	B-	7.190% due 11/15/15	125,700
29,000	B-	6.500% due 2/15/16	30,486
210,000	B-	7.500% due 2/15/22	240,975
10,000	BB	4.250% due 10/15/19	10,063
		Humana Inc., Senior Unsecured Notes:
70,000	BBB+	3.150% due 12/1/22	69,176
70,000	BBB+	4.625% due 12/1/42	67,981
1,000,000	AA-	Providence Health & Services Obligated Group, Unsecured Notes, 1.185% due 10/1/17(a)	1,006,233
76,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 6.000% due 3/1/19(b)	88,167
705,000	A+	UnitedHealth Group Inc., Senior Unsecured Notes, 3.375% due 11/15/21	741,544
		WellPoint Inc., Senior Unsecured Notes:
80,000	A-	1.250% due 9/10/15	80,418
30,000	A-	5.875% due 6/15/17	33,221
510,000	A-	3.125% due 5/15/22	510,205
530,000	A-	3.300% due 1/15/23	530,274
120,000	A-	4.650% due 8/15/44	124,256

		Total Health Care Providers & Services	5,136,081

Hotels, Restaurants & Leisure - 0.2%
130,000	B-	BC ULC/New Red Finance Inc., Secured Notes, 6.000% due 4/1/22(b)	133,900
390,000	B	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/21(b)	410,231
		MGM Resorts International, Company Guaranteed Notes:
500,000	B+	6.875% due 4/1/16	531,250
700,000	B+	7.500% due 6/1/16	751,590

		Total Hotels, Restaurants & Leisure	1,826,971

Household Durables - 0.0%
		Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes:
80,000	BB-	7.750% due 4/15/20(b)	86,000
150,000	BB-	5.250% due 4/15/21(b)	151,500

		Total Household Durables	237,500

Household Products - 0.0%
200,000	B+	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 7.875% due 8/15/19	213,500

Independent Power and Renewable Electricity Producers - 0.1%
		AES Corp., Senior Unsecured Notes:
40,000	BB-	7.750% due 10/15/15	42,100
60,000	BB-	7.375% due 7/1/21	69,000
90,000	BB-	4.875% due 5/15/23	90,450
195,000	BBB	Exelon Generation Co. LLC, Senior Unsecured Notes, 4.250% due 6/15/22	204,625

		Total Independent Power and Renewable Electricity Producers	406,175

Industrial Conglomerates - 0.2%
		Eaton Corp., Company Guaranteed Notes:
80,000	A-	1.500% due 11/2/17	80,120
380,000	A-	2.750% due 11/2/22	373,642
160,000	A-	4.150% due 11/2/42	157,816
		General Electric Co., Senior Unsecured Notes:
170,000	AA+	0.850% due 10/9/15	170,782
245,000	AA+	2.700% due 10/9/22	244,328
220,000	AA+	4.500% due 3/11/44	239,517
105,000	BBB	Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed Notes, 3.550% due 11/1/24	104,400

		Total Industrial Conglomerates	1,370,605

Insurance - 0.7%

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
		American International Group Inc., Senior Unsecured Notes:
$400,000	A-	5.450% due 5/18/17	$439,549
330,000	A-	4.875% due 6/1/22	370,340
90,000	AA	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.300% due 5/15/43	92,642
80,000	BB+	Genworth Holdings Inc., Company Guaranteed Notes, 4.800% due 2/15/24	70,362
90,000	BBB	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	89,069
870,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	971,681
		Metropolitan Life Global Funding I:
350,000	AA-	Secured Notes, 1.500% due 1/10/18(b)	350,780
1,100,000	AA-	Senior Secured Notes, 1.700% due 6/29/15(b) (e)	1,108,493
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 5.810% due 12/15/24(a) (b)	851,063
		Prudential Financial Inc., Senior Unsecured Notes:
200,000	A	3.875% due 1/14/15	206,192
390,000	A	7.375% due 6/15/19	473,399
230,000	AA-	Swiss Re Treasury US Corp., Company Guaranteed Notes, 2.875% due 12/6/22(b)	225,806
290,000	AA-	Teachers Insurance & Annuity Association of America, Subordinated Notes, 6.850% due 12/16/39(b)	389,398
50,000	BBB-	Voya Financial Inc., Company Guaranteed Notes, 2.900% due 2/15/18	51,471

		Total Insurance	5,690,245

Life Sciences Tools & Services - 0.0%
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
120,000	BBB	3.600% due 8/15/21	124,080
20,000	BBB	5.300% due 2/1/44	22,712

		Total Life Sciences Tools & Services	146,792

Machinery - 0.0%
280,000	BBB-	AGCO Corp., Senior Unsecured Notes, 5.875% due 12/1/21	316,449

Media - 1.7%
		21st Century Fox America Inc., Company Guaranteed Notes:
200,000	BBB+	5.300% due 12/15/14	208,100
30,000	BBB+	4.500% due 2/15/21	32,939
125,000	BBB+	8.500% due 2/23/25	170,196
25,000	BBB+	6.200% due 12/15/34	31,752
10,000	BBB+	6.900% due 8/15/39	13,577
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
130,000	B+	7.000% due 1/15/19	135,688
555,000	B+	8.125% due 4/30/20	589,687
		CCOH Safari LLC, Company Guaranteed Notes:
45,000	B+	5.500% due 12/1/22	45,619
80,000	B+	5.750% due 12/1/24	80,700
200,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	288,614
		Comcast Corp., Company Guaranteed Notes:
30,000	A-	5.875% due 2/15/18	34,038
540,000	A-	5.700% due 5/15/18	612,821
170,000	A-	4.200% due 8/15/34	174,510
80,000	A-	6.500% due 11/15/35	106,023
40,000	A-	6.450% due 3/15/37	52,222
50,000	A-	6.950% due 8/15/37	69,318
90,000	A-	6.550% due 7/1/39	121,399
185,000	A-	4.650% due 7/15/42	199,996
		Cox Communications Inc., Senior Unsecured Notes:
149,000	BBB	8.375% due 3/1/39(b)	215,126
10,000	BBB	4.700% due 12/15/42(b)	9,933
		DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Company Guaranteed Notes:
620,000	BBB	3.500% due 3/1/16	639,795
98,000	BBB	4.600% due 2/15/21	106,612
271,000	BBB	3.800% due 3/15/22	278,305
		Discovery Communications LLC, Company Guaranteed Notes:
2,700,000	BBB	3.700% due 6/1/15	2,741,153

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$24,000	BBB	4.875% due 4/1/43	$24,188
		DISH DBS Corp., Company Guaranteed Notes:
900,000	BB-	7.750% due 5/31/15	932,625
20,000	BB-	5.125% due 5/1/20	20,288
80,000	BB-	6.750% due 6/1/21	87,100
60,000	BB-	5.875% due 7/15/22	62,182
96,000	BB+	Interpublic Group of Cos., Inc. (The), Senior Unsecured Notes, 4.200% due 4/15/24	97,794
900,000	A-	NBCUniversal Enterprise Inc., Company Guaranteed Notes, 0.768% due 4/15/16(a) (b)	903,482
220,000	A-	NBCUniversal Media LLC, Company Guaranteed Notes, 4.450% due 1/15/43	231,499
200,000	B+	Numericable-SFR, Senior Secured Notes, 6.000% due 5/15/22(b)	203,404
44,000	BBB+	Omnicom Group Inc., Company Guaranteed Notes, 5.900% due 4/15/16	46,864
598,000	A-	Scripps Networks Interactive Inc., Senior Unsecured Notes, 2.700% due 12/15/16	618,313
		Time Warner Cable Inc., Company Guaranteed Notes:
510,000	BBB	8.250% due 4/1/19	631,289
60,000	BBB	5.875% due 11/15/40	71,278
40,000	BBB	5.500% due 9/1/41	45,412
80,000	BBB	Time Warner Entertainment Co. LP, Company Guaranteed Notes, 8.375% due 7/15/33	118,683
		Time Warner Inc., Company Guaranteed Notes:
1,100,000	BBB	3.150% due 7/15/15	1,117,558
100,000	BBB	4.700% due 1/15/21	110,027
110,000	BBB	4.750% due 3/29/21	121,224
370,000	BBB	7.700% due 5/1/32	517,489
30,000	BBB	6.250% due 3/29/41	36,970
		Univision Communications Inc., Senior Secured Notes:
160,000	B+	7.875% due 11/1/20(b)	173,400
100,000	B+	5.125% due 5/15/23(b)	105,250
150,000	BBB	Viacom Inc., Senior Unsecured Notes, 4.250% due 9/1/23	156,590

		Total Media	13,391,032

Metals & Mining - 0.8%
740,000	BBB	Barrick Gold Corp., Senior Unsecured Notes, 4.100% due 5/1/23	725,082
200,000	BBB	Barrick North America Finance LLC, Company Guaranteed Notes, 4.400% due 5/30/21	206,337
		BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
370,000	A+	6.500% due 4/1/19	439,504
115,000	A+	3.850% due 9/30/23	120,941
240,000	A+	5.000% due 9/30/43	273,278
		Cliffs Natural Resources Inc., Senior Unsecured Notes:
160,000	BB-	5.200% due 1/15/18	125,600
10,000	BB-	4.800% due 10/1/20	6,400
		FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes:
48,889	BB	6.875% due 2/1/18(b)	46,078
70,000	BB	8.250% due 11/1/19(b)	65,012
120,000	BB	6.875% due 4/1/22(b)	107,850
205,000	BBB	Freeport-McMoRan Inc., Company Guaranteed Notes, 3.875% due 3/15/23	202,008
		Glencore Finance Canada Ltd., Company Guaranteed Notes:
320,000	BBB	2.050% due 10/23/15(b)	322,707
280,000	BBB	2.700% due 10/25/17(b)	285,187
440,000	A-	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 9.000% due 5/1/19	564,754
139,000	A-	Rio Tinto Finance USA PLC, Company Guaranteed Notes, 4.125% due 8/21/42	128,839
660,000	BBB	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	612,315
		Vale Overseas Ltd., Company Guaranteed Notes:
1,642,000	A-	4.375% due 1/11/22	1,647,928
260,000	A-	6.875% due 11/21/36	285,071

		Total Metals & Mining	6,164,891

Oil, Gas & Consumable Fuels - 2.9%
140,000	BBB	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	186,145
		Anadarko Petroleum Corp., Senior Unsecured Notes:
308,000	BBB	5.950% due 9/15/16	332,829
827,000	BBB	6.375% due 9/15/17	929,301
170,000	BBB	6.450% due 9/15/36	207,794
150,000	BBB	4.500% due 7/15/44	145,955

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$540,000	A-	Apache Corp., Senior Unsecured Notes, 5.625% due 1/15/17	$587,146
90,000	BB	Atwood Oceanics Inc., Senior Unsecured Notes, 6.500% due 2/1/20	83,700
		BP Capital Markets PLC, Company Guaranteed Notes:
225,000	A	4.742% due 3/11/21	250,668
160,000	A	3.245% due 5/6/22	159,748
160,000	A	2.750% due 5/10/23	153,122
225,000	BBB+	Cameron International Corp., Senior Unsecured Notes, 7.000% due 7/15/38	289,038
300,000	BB+	Chesapeake Energy Corp., Company Guaranteed Notes, 6.875% due 11/15/20	337,500
		Concho Resources Inc., Company Guaranteed Notes:
90,000	BB+	6.500% due 1/15/22	93,375
50,000	BB+	5.500% due 10/1/22	51,250
230,000	A	ConocoPhillips, Company Guaranteed Notes, 6.000% due 1/15/20	270,285
170,000	BB	Consol Energy Inc., Company Guaranteed Notes, 6.375% due 3/1/21	177,650
		Continental Resources Inc., Company Guaranteed Notes:
60,000	BBB-	4.500% due 4/15/23	61,294
295,000	BBB-	4.900% due 6/1/44	271,594
240,000	BBB+	Devon Energy Corp., Senior Unsecured Notes, 5.600% due 7/15/41	272,338
220,000	BBB	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 5/28/45	218,900
430,000	BBB-	El Paso Natural Gas Co. LLC, Senior Unsecured Notes, 8.625% due 1/15/22	557,517
		El Paso Pipeline Partners Operating Co. LLC, Company Guaranteed Notes:
460,000	BBB-	6.500% due 4/1/20	529,984
110,000	BBB-	4.300% due 5/1/24	110,521
		Energy Transfer Partners LP, Senior Unsecured Notes:
10,000	BBB-	4.900% due 2/1/24	10,608
500,000	BBB-	8.250% due 11/15/29	718,554
158,000	BBB-	6.500% due 2/1/42	180,834
		Enterprise Products Operating LLC, Company Guaranteed Notes:
900,000	BBB+	3.700% due 6/1/15	913,583
160,000	BBB+	6.300% due 9/15/17	180,950
10,000	BBB+	3.750% due 2/15/25	10,185
190,000	BBB+	5.100% due 2/15/45	205,657
		Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas Inc., Company Guaranteed Notes:
298,000	BBB	6.125% due 6/15/19	325,565
63,000	BBB	6.875% due 2/15/23	71,240
600,000	BBB-	Gazprom OAO Via Gaz Capital SA, Senior Unsecured Notes, 4.950% due 5/23/16	601,152
10,000	BBB	Hess Corp., Senior Unsecured Notes, 7.300% due 8/15/31	12,723
75,000	BBB	Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	101,432
290,000	B+	Key Energy Services Inc., Company Guaranteed Notes, 6.750% due 3/1/21	226,200
		Kinder Morgan Energy Partners LP, Senior Unsecured Notes:
170,000	BBB-	6.850% due 2/15/20	199,572
90,000	BBB-	5.000% due 3/1/43	86,142
20,000	BBB-	5.500% due 3/1/44	20,248
165,000	BBB-	5.400% due 9/1/44	165,143
140,000	BB	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes, 4.500% due 7/15/23	137,200
580,000	BBB-	Newfield Exploration Co., Senior Unsecured Notes, 5.625% due 7/1/24	616,250
		Noble Energy Inc., Senior Unsecured Notes:
70,000	BBB	4.150% due 12/15/21	73,847
265,000	BBB	5.250% due 11/15/43	280,807
160,000	BBB	3.900% due 11/15/24	161,063
120,000	A	Occidental Petroleum Corp., Senior Unsecured Notes, 3.125% due 2/15/22	119,699
1,000,000	BBB-	Panhandle Eastern Pipeline Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,224,879
169,000	BB	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Company Guaranteed Notes, 8.375% due 6/1/20	184,210
141,000	BBB-	Petrobras Global Finance BV, Company Guaranteed Notes, 6.250% due 3/17/24	144,855
		Petrobras International Finance Co. SA, Company Guaranteed Notes:
100,000	BBB-	7.875% due 3/15/19	110,350
2,110,000	BBB-	5.375% due 1/27/21	2,111,435
		Petroleos Mexicanos, Company Guaranteed Notes:
1,250,000	BBB+	3.500% due 1/30/23	1,211,250

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$ 29,000	BBB+	6.625% due 6/15/35	$34,075
280,000	BBB+	6.375% due 1/23/45	324,002
		QEP Resources Inc., Senior Unsecured Notes:
140,000	BB+	6.875% due 3/1/21	147,700
50,000	BB+	5.250% due 5/1/23	47,250
		Range Resources Corp., Company Guaranteed Notes:
30,000	BB+	5.000% due 8/15/22	31,125
120,000	BB+	5.000% due 3/15/23	119,925
360,000	BB	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.875% due 12/1/18	372,825
140,000	CCC+	Samson Investment Co., Company Guaranteed Notes, 9.750% due 2/15/20	81,550
330,000	AA-	Schlumberger Investment SA, Company Guaranteed Notes, 3.300% due 9/14/21(b)	342,833
20,000	AA-	Schlumberger Norge AS, Company Guaranteed Notes, 4.200% due 1/15/21(b)	21,859
435,000	BBB-	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	480,675
		Shell International Finance BV, Company Guaranteed Notes:
400,000	AA	0.442% due 11/15/16(a)	401,209
230,000	AA	4.375% due 3/25/20	255,569
		Southern Natural Gas Co. LLC, Senior Unsecured Notes:
40,000	BBB-	5.900% due 4/1/17(b)	43,946
58,000	BBB-	8.000% due 3/1/32	76,087
575,000	AA-	Statoil ASA, Company Guaranteed Notes, 1.200% due 1/17/18	571,705
1,300,000	A-	Suncor Energy Inc., Senior Unsecured Notes, 6.850% due 6/1/39	1,732,073
		Transocean Inc., Company Guaranteed Notes:
3,000	BBB-	5.050% due 12/15/16	3,092
85,000	BBB-	6.375% due 12/15/21	84,789
		Williams Cos., Inc. (The), Senior Unsecured Notes:
343,000	BB+	7.875% due 9/1/21	412,122
166,000	BB+	8.750% due 3/15/32	204,935

		Total Oil, Gas & Consumable Fuels	22,472,633

Paper & Forest Products - 0.1%
340,000	BBB-	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	350,963
		International Paper Co., Senior Unsecured Notes:
14,000	BBB	3.650% due 6/15/24	13,912
33,000	BBB	4.800% due 6/15/44	32,877

		Total Paper & Forest Products	397,752

Pharmaceuticals - 0.3%
		AbbVie Inc., Senior Unsecured Notes:
320,000	A	1.750% due 11/6/17	321,938
50,000	A	4.400% due 11/6/42	49,890
		Actavis Funding SCS, Company Guaranteed Notes:
215,000	BBB-	3.850% due 6/15/24	214,509
90,000	BBB-	4.850% due 6/15/44	89,527
140,000	BBB-	Actavis Inc., Company Guaranteed Notes, 4.625% due 10/1/42	131,675
780,000	A+	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 2.850% due 5/8/22	783,437
		Pfizer Inc., Senior Unsecured Notes:
70,000	AA	3.400% due 5/15/24	72,296
130,000	AA	7.200% due 3/15/39	188,397
40,000	AA	4.300% due 6/15/43	41,381
30,000	AA	4.400% due 5/15/44	31,196
240,000	AA	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	300,910
60,000	BBB-	Zoetis Inc., Senior Unsecured Notes, 3.250% due 2/1/23	58,696

		Total Pharmaceuticals	2,283,852

Real Estate Investment Trusts (REITs) - 1.1%
		ARC Properties Operating Partnership LP/Clark Acquisition LLC, Company Guaranteed Notes:
1,000,000	BBB-	2.000% due 2/6/17	959,871
350,000	BBB-	4.600% due 2/6/24	333,731
100,000	A-	Boston Properties LP, Senior Unsecured Notes, 3.850% due 2/1/23	103,881
700,000	BBB	Duke Realty LP, Company Guaranteed Notes, 6.500% due 1/15/18	793,982
80,000	BBB+	ERP Operating LP, Senior Unsecured Notes, 4.500% due 7/1/44	81,785

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
		HCP Inc., Senior Unsecured Notes:
$555,000	BBB+	4.250% due 11/15/23	$580,536
375,000	BBB+	3.875% due 8/15/24	380,978
500,000	BBB+	6.000% due 1/30/17	550,188
		Health Care REIT Inc., Senior Unsecured Notes:
1,395,000	BBB	4.950% due 1/15/21	1,536,210
425,000	BBB	6.500% due 3/15/41	545,500
600,000	BBB-	Healthcare Realty Trust Inc., Senior Unsecured Notes, 6.500% due 1/17/17	662,824
120,000	BBB	Host Hotels & Resorts LP, Senior Unsecured Notes, 4.750% due 3/1/23	127,805
		Simon Property Group LP, Senior Unsecured Notes:
140,000	A	3.750% due 2/1/24	146,829
110,000	A	4.250% due 10/1/44	110,108
400,000	BBB-	SL Green Realty Corp., Company Guaranteed Notes, 7.750% due 3/15/20	483,112
140,000	BBB	UDR Inc., Company Guaranteed Notes, 3.750% due 7/1/24	141,223
125,000	BBB+	Ventas Realty LP, Company Guaranteed Notes, 3.750% due 5/1/24	125,688
1,240,000	BBB+	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 2.700% due 4/1/20	1,237,741

		Total Real Estate Investment Trusts (REITs)	8,901,992

Road & Rail - 0.3%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
150,000	BBB+	4.375% due 9/1/42	150,978
105,000	BBB+	4.550% due 9/1/44	109,630
1,700,000	BBB-	Penske Truck Leasing Co. LP/PTL Finance Corp., Unsecured Notes, 3.125% due 5/11/15(b) (e)	1,718,119
84,000	A	Union Pacific Corp., Senior Unsecured Notes, 4.163% due 7/15/22	92,462

		Total Road & Rail	2,071,189

Software - 0.1%
120,000	BB+	Activision Blizzard Inc., Company Guaranteed Notes, 5.625% due 9/15/21(b)	128,400
		First Data Corp.:
		Company Guaranteed Notes:
30,000	B-	12.625% due 1/15/21	35,775
52,000	CCC+	11.750% due 8/15/21	60,450
136,000	BB-	Senior Secured Notes, 6.750% due 11/1/20(b)	145,180
		Oracle Corp., Senior Unsecured Notes:
280,000	A+	1.200% due 10/15/17	280,256
287,000	A+	3.400% due 7/8/24	295,340
100,000	A+	4.500% due 7/8/44	105,989

		Total Software	1,051,390

Specialty Retail - 0.3%
		Lowe’s Cos., Inc., Senior Unsecured Notes:
100,000	A-	4.650% due 4/15/42	109,269
50,000	A-	4.250% due 9/15/44	51,066
554,000	BBB-	QVC Inc., Senior Secured Notes, 7.375% due 10/15/20(b)	585,163
125,000	A	Target Corp., Senior Unsecured Notes, 3.500% due 7/1/24	128,917
900,000	BBB	Walgreens Boots Alliance Inc., Company Guaranteed Notes, 0.682% due 5/18/16(a)	901,231
		Wal-Mart Stores Inc., Senior Unsecured Notes:
700,000	AA	3.250% due 10/25/20	738,962
115,000	AA	4.300% due 4/22/44	123,684

		Total Specialty Retail	2,638,292

Technology Hardware, Storage & Peripherals - 0.1%
390,000	AA+	Apple Inc., Senior Unsecured Notes, 2.850% due 5/6/21	400,229

Tobacco - 0.4%
		Altria Group Inc., Company Guaranteed Notes:
89,000	BBB+	9.700% due 11/10/18	114,358
260,000	BBB+	9.250% due 8/6/19	336,742
230,000	BBB+	4.750% due 5/5/21	255,352
150,000	BBB+	9.950% due 11/10/38	257,896
90,000	BBB+	10.200% due 2/6/39	155,912
280,000	BBB+	5.375% due 1/31/44	313,483
		Lorillard Tobacco Co., Company Guaranteed Notes:
10,000	BBB-	8.125% due 6/23/19	12,276

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$280,000	BBB-	3.750% due 5/20/23	$278,115
		Philip Morris International Inc., Senior Unsecured Notes:
240,000	A	2.900% due 11/15/21	243,330
315,000	A	4.500% due 3/20/42	324,602
120,000	A	4.125% due 3/4/43	117,276
		Reynolds American Inc., Company Guaranteed Notes:
200,000	BBB-	1.050% due 10/30/15	200,455
300,000	BBB-	6.750% due 6/15/17	337,429
120,000	BBB-	3.250% due 11/1/22	117,991
97,000	BBB-	6.150% due 9/15/43	112,786

		Total Tobacco	3,178,003

Wireless Telecommunication Services - 0.2%
330,000	A-	América Móvil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	367,772
50,000	BBB+	GTE Corp., Company Guaranteed Notes, 6.940% due 4/15/28	62,627
70,000	BBB+	Rogers Communications Inc., Company Guaranteed Notes, 6.750% due 3/15/15	71,233
470,000	BB-	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	496,438
110,000	BB-	Sprint Corp., Company Guaranteed Notes, 7.875% due 9/15/23	115,775
20,000	BB+	Telecom Italia Capital SA, Company Guaranteed Notes, 7.175% due 6/18/19	22,875
		Telefónica Emisiones SAU, Company Guaranteed Notes:
500,000	BBB	3.992% due 2/16/16	517,970
70,000	BBB	5.877% due 7/15/19	80,619
110,000	BBB	5.134% due 4/27/20	123,006

		Total Wireless Telecommunication Services	1,858,315

		TOTAL CORPORATE BONDS & NOTES (Cost - $223,784,334)	239,313,641

MORTGAGE-BACKED SECURITIES - 22.2%
FHLMC - 3.4%
		Federal Home Loan Mortgage Corp. (FHLMC):
27,375		8.500% due 11/1/16 - 7/1/17	27,523
7,866		8.000% due 1/1/17 - 6/1/17	7,980
40,965		2.375% due 12/1/34(a)	43,749
37,377		2.513% due 1/1/35(a)	40,152
295,928		2.350% due 3/1/36(a)	315,672
41,291		1.945% due 2/1/37(a)	43,541
92,230		1.836% due 5/1/37(a)	96,889
101,057		2.495% due 5/1/37(a)	107,953
70,034		3.126% due 3/1/41(a)	73,847
179,380		2.032% due 7/1/42(a)	186,118
		Gold:
1,000,000		4.500% due(g)	1,083,106
907,226		6.000% due 5/1/16 - 6/1/39	1,013,622
2,144,996		5.500% due 2/1/17 - 2/1/40	2,385,139
3,173		8.500% due 2/1/18	3,215
1,079,042		5.000% due 6/1/21 - 4/1/41	1,200,004
10,748,878		4.000% due 10/1/25 - 8/1/43	11,533,739
1,224,639		4.500% due 4/1/29 - 7/1/41	1,345,287
673,849		6.500% due 8/1/37 - 9/1/39	780,520
49,706		7.000% due 3/1/39	56,560
3,246,505		3.500% due 12/1/42 - 5/1/43	3,384,587
1,687,426		3.000% due 2/1/43 - 7/1/43	1,708,649
600,000		3.500% due 1/15/45(g)	622,289

		TOTAL FHLMC	26,060,141

FNMA - 15.4%
		Federal National Mortgage Association (FNMA):
2,971,063		5.500% due 12/1/15 - 5/1/40	3,333,221
877		8.500% due 4/1/17	927
3,035		8.000% due 8/1/17	3,064
1,071,903		5.180% due 5/1/19	1,209,229

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Security	Value
$12,156,217	4.000% due 10/1/19 - 6/1/44	$13,048,246
1,035,000	4.400% due 2/1/20	1,150,549
831,314	4.772% due 2/1/20	931,685
1,167,899	4.666% due 7/1/20	1,307,965
1,145,000	3.459% due 11/1/20	1,229,846
1,250,623	3.976% due 11/1/20	1,374,440
767,859	6.000% due 9/1/21 - 12/1/38	869,871
1,191,600	3.650% due 11/1/21	1,289,768
41	9.500% due 11/1/21	42
2,219,370	5.000% due 12/1/21 - 5/1/42	2,444,551
470,000	2.830% due 6/1/22	482,709
1,179,217	2.646% due 10/1/22	1,196,602
7,952,081	4.500% due 3/1/24 - 10/1/44	8,678,520
20,097,346	3.500% due 11/1/25 - 8/1/44	21,108,990
3,247,825	2.500% due 11/1/27 - 10/1/42	3,266,396
5,549,733	3.000% due 11/1/28 - 4/1/43	5,723,238
1,885,000	2.500% due 12/1/29(g)	1,922,073
9,290,000	3.000% due 12/1/29 - 12/15/44(g)	9,540,563
7,840,000	3.500% due 12/15/29 - 12/15/44(g)	8,200,994
41,985	2.690% due 3/1/30(a)	42,168
465,779	2.175% due 3/1/34(a)	498,183
9,349	2.234% due 12/1/34(a)	10,003
99,418	2.242% due 12/1/34(a)	106,627
116,335	2.121% due 9/1/35(a)	123,940
112,220	2.071% due 10/1/35(a)	117,286
168,893	2.147% due 10/1/35(a)	178,298
132,367	2.042% due 11/1/35(a)	139,826
85,513	2.094% due 11/1/35(a)	89,471
29,723	2.096% due 11/1/35(a)	31,521
30,309	2.098% due 11/1/35(a)	32,045
39,292	2.109% due 11/1/35(a)	41,749
28,874	2.114% due 11/1/35(a)	30,531
37,326	2.136% due 11/1/35(a)	39,879
405,262	2.250% due 1/1/36(a)	432,808
187,503	2.232% due 9/1/36(a)	201,012
46,484	2.313% due 12/1/36(a)	49,776
159,383	7.000% due 4/1/37	177,062
238,728	1.783% due 5/1/37(a)	255,816
972,496	6.500% due 9/1/37 - 5/1/40	1,107,090
105,079	2.895% due 2/1/41(a)	111,402
253,130	3.239% due 7/1/41(a)	268,767
222,291	2.021% due 7/1/42(a)	231,979
54,458	2.287% due 7/1/42(a)	56,697
13,000,000	5.000% due 12/1/44 - 1/1/45(g)	14,400,468
1,000,000	5.500% due 12/1/44(g)	1,119,687
5,355,000	4.000% due 12/15/44 - 1/25/45(g)	5,714,729
6,520,000	4.500% due 12/25/44 - 1/15/45(g)	7,075,451

	TOTAL FNMA	120,997,760

GNMA - 3.4%
	Government National Mortgage Association (GNMA):
1,130	9.500% due 12/15/16 - 8/15/17	1,136
7,385	8.500% due 5/15/17 - 5/15/30	7,898
1,948	9.000% due 8/15/30 - 9/15/30	1,998
7,428	4.500% due 9/15/33	8,202
141,047	6.000% due 12/15/33 - 5/15/38	160,727
219,792	6.500% due 1/15/34 - 10/15/38	253,675
1,133,099	5.000% due 10/15/34 - 9/15/40	1,259,433
140,482	5.500% due 5/15/37 - 6/15/38	156,867
773,341	4.000% due 6/15/41 - 7/15/41	836,296

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Security	Value
	Government National Mortgage Association (GNMA) II:
$3,329	8.500% due 1/20/17	$3,483
3,927	9.000% due 4/20/17 - 11/20/21	4,231
80,141	1.625% due 2/20/26 - 10/20/27(a)	82,815
922	8.000% due 3/20/30	1,154
26,338	2.000% due 5/20/30(a)	27,605
290,698	6.000% due 7/20/37 - 11/20/40	330,367
4,249,228	4.500% due 1/20/40 - 10/20/41	4,669,982
583,216	5.000% due 7/20/40 - 9/20/41	652,157
716,357	4.000% due 11/20/40 - 7/20/42	769,949
454,590	3.000% due 1/20/43	466,665
1,924,642	3.500% due 6/20/43 - 11/20/43	2,025,056
640,000	3.000% due 12/15/44(g)	655,550
5,260,000	3.500% due 12/15/44(g)	5,525,877
8,200,000	4.000% due 12/15/44(g)	8,795,780

	TOTAL GNMA	26,696,903

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $170,940,026)	173,754,804

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 23.4%
U.S. GOVERNMENT OBLIGATIONS - 21.7%
	U.S. Treasury Bonds:
150,000	0.625% due 11/30/17	148,687
1,845,000	6.125% due 11/15/27	2,612,405
1,665,000	3.125% due 2/15/42	1,740,576
990,000	3.750% due 11/15/43	1,154,123
7,480,000	3.625% due 2/15/44	8,535,383
905,000	3.375% due 5/15/44	986,804
19,635,000	3.125% due 8/15/44	20,438,818
4,365,000	3.000% due 11/15/44	4,440,026
	U.S. Treasury Inflation Indexed Bonds:
5,889,408	0.125% due 1/15/22	5,828,676
979,334	0.625% due 1/15/24	997,926
11,733,794	0.125% due 7/15/24	11,445,953
3,624,207	2.375% due 1/15/25	4,308,276
354,099	2.375% due 1/15/27	427,990
795,347	1.750% due 1/15/28	907,566
221,734	2.500% due 1/15/29	277,185
288,535	2.125% due 2/15/40	370,092
653,120	0.750% due 2/15/42	625,005
5,372,196	1.375% due 2/15/44	5,984,121
	U.S. Treasury Inflation Indexed Notes:
511,102	1.625% due 1/15/15	513,679
417,381	0.500% due 4/15/15	415,196
2,264,598	0.125% due 4/15/16	2,280,167
1,205,189	0.125% due 4/15/17	1,220,725
3,895,746	0.125% due 4/15/19	3,918,879
3,917,268	1.125% due 1/15/21	4,145,570
2,681,198	0.125% due 1/15/23	2,632,811
7,712,138	0.375% due 7/15/23	7,741,059
	U.S. Treasury Notes:
110,000	0.250% due 10/31/15	110,120
2,015,000	0.500% due 7/31/16	2,020,983
5,255,000	0.500% due 8/31/16	5,266,498
1,380,000	0.875% due 9/15/16	1,391,644
15,250,000	0.500% due 9/30/16	15,276,215
775,000	0.375% due 10/31/16	773,910
3,660,000	0.500% due 11/30/16	3,660,714
70,000	0.750% due 6/30/17	69,978
2,750,000	0.875% due 11/15/17	2,750,429

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Security	Value
$1,185,000	1.375% due 6/30/18	$1,195,276
655,000	1.250% due 11/30/18	654,488
2,815,000	1.500% due 12/31/18	2,837,433
1,265,000	1.375% due 2/28/19	1,266,285
2,300,000	1.625% due 3/31/19	2,324,976
1,060,000	3.125% due 5/15/19	1,139,003
20,000	1.500% due 5/31/19	20,080
250,000	1.750% due 9/30/19	253,067
3,095,000	1.500% due 10/31/19	3,095,000
11,190,000	1.500% due 11/30/19	11,185,625
1,130,000	2.250% due 7/31/21	1,157,014
400,000	2.125% due 9/30/21	406,062
1,055,000	2.000% due 10/31/21	1,061,758
1,080,000	1.875% due 11/30/21	1,077,300
15,615,000	2.375% due 8/15/24	15,867,526
490,000	2.250% due 11/15/24	492,488
	U.S. Treasury STRIPS Principal, zero coupon bond to yield:
510,000	2.623% due 11/15/27(1)	369,307
435,000	3.090% due 11/15/27(1)	309,525

	TOTAL U.S. GOVERNMENT OBLIGATIONS	170,130,402

U.S. GOVERNMENT AGENCIES - 1.7%
	Federal Farm Credit Banks:
1,260,000	0.173% due 9/14/16(a)	1,261,325
1,250,000	0.211% due 2/27/17(a)	1,252,230
1,130,000	0.184% due 4/26/17(a)	1,130,771
	Federal Home Loan Bank (FHLB):
1,280,000	0.220% due 10/7/15(a)	1,281,180
1,270,000	0.750% due 5/26/28	1,267,381
345,000	4.000% due 9/1/28	379,337
	Federal Home Loan Mortgage Corp. (FHLMC):
467,000	0.400% due 3/15/16	467,675
810,000	1.250% due 10/2/19	795,167
2,800,000	2.375% due 1/13/22	2,842,350
2,000	5.625% due 11/23/35	2,101
	Federal National Mortgage Association (FNMA):
820,000	0.750% due 1/30/17	819,191
650,000	0.000% due 10/9/19	587,947
870,000	2.625% due 9/6/24	878,179
405,000	7.125% due 1/15/30	612,871

	TOTAL U.S. GOVERNMENT AGENCIES	13,577,705

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $180,148,982)	183,708,107

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.0%
$2,800,000	CCC	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 0.375% due 2/25/37(a)	$2,214,996
62,282	AAA	ACE Securities Corp. Home Equity Loan Trust, Series 2004-SD1, Class A1, 0.645% due 11/25/33(a)	61,457
		Adjustable Rate Mortgage Trust:
1,414,962	D	Series 2005-10, Class 3A11, 4.896% due 1/25/36(a)	1,295,146
1,822,306	D	Series 2005-10, Class 3A31, 4.896% due 1/25/36(a)	1,667,927
126,860	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.805% due 6/25/29(a)	109,426
780,835	D	American Home Mortgage Assets Trust, Series 2006-1, Class 2A1, 0.345% due 5/25/46(a)	579,180
909,819	A+	Ameriquest Mortgage Securities Trust, Series 2006-R2, Class A2B, 0.335% due 4/25/36(a)	905,476
805,000	AAA	AMMC CLO XIII Ltd, Series 2013-13A, Class A1L, 1.683% due 1/26/26(a) (b)	801,188
590,709	BBB+	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 0.855% due 6/25/34(a)	553,704
		Asset Backed Securities Corp. Home Equity Loan Trust:
34,011	AAA	Series 2004-HE6, Class A1, 0.705% due 9/25/34(a)	34,075
1,956,000	B-	Series 2005-HE5, Class M3, 0.875% due 6/25/35(a)	1,831,256
2,000,000	B+	Series 2006-HE3, Class A5, 0.422% due 3/25/36(a)	1,524,838
1,148,684	AAA	Avoca CLO III PLC, Series III-X, Class A, 0.438% due 9/15/21(a)	1,422,442
		Banc of America Commercial Mortgage Trust:
40,000	BBB-	Series 2006-5, Class AM, 5.448% due 9/10/47	42,267
240,000	B+	Series 2008-1, Class AJ, 6.473% due 2/10/51(a)	258,406
		Banc of America Funding Corp.:
866	AA+	Series 2003-1, Class A1, 6.000% due 5/20/33	909
149,943	A+	Series 2006-G, Class 2A3, 0.325% due 7/20/36(a)	150,101
142,705	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 2.498% due 7/25/34(a)	144,316
554,715	A+	Bayview Commercial Asset Trust, Series 2007-3, Class A1, 0.395% due 7/25/37(a) (b)	501,205
89,658	AAA	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.831% due 2/28/44(a)	89,198
1,034,771	NR	BCAP LLC, Series 2013-RR1, Class 6A1, 2.684% due 5/26/36(a) (b)	1,038,871
		Bear Stearns Adjustable Rate Mortgage Trust:
6,714	AA+	Series 2002-11, Class 1A1, 2.354% due 2/25/33(a)	6,465
198,535	A+	Series 2005-2, Class A2, 2.515% due 3/25/35(a)	200,766
246,220	CCC	Series 2005-4, Class 3A1, 2.611% due 8/25/35(a)	218,000
610,143	D(h)	Series 2007-3, Class 1A1, 2.895% due 5/25/47(a)	525,328
		Bear Stearns ALT-A Trust:
422,239	A+	Series 2004-7, Class 2A1, 2.472% due 8/25/34(a)	426,013
309,078	CCC	Series 2005-2, Class 2A4, 2.596% due 4/25/35(a)	298,674
263,802	B	Series 2005-4, Class 23A2, 2.532% due 5/25/35(a)	261,201
		Bear Stearns Asset Backed Securities Trust:
1,020,287	B-	Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(a)	1,047,403
308,139	AAA	Series 2005-TC2, Class A3, 0.522% due 8/25/35(a)	306,890
508,861	CCC	Series 2007-HE7, Class 1A1, 1.155% due 10/25/37(a)	477,216
		Bear Stearns Commercial Mortgage Securities Trust:
210,000	A-	Series 2005-PW10, Class AM, 5.449% due 12/11/40(a)	217,779
100,000	B	Series 2007-PW17, Class AJ, 6.090% due 6/11/50(a)	102,062
546,920	BBB	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A1, 1.155% due 3/25/37(a) (b)	537,590
725,000	AAA	BlueMountain CLO Ltd., Series 2013-4A, Class A, 1.731% due 4/15/25(a) (b)	723,142
		CD Commercial Mortgage Trust:
210,000	B-	Series 2006-CD2, Class AJ, 5.565% due 1/15/46(a)	198,533
60,000	B+	Series 2006-CD3, Class AJ, 5.688% due 10/15/48	58,388
170,000	CCC+	Series 2007-CD4, Class AJ, 5.398% due 12/11/49(a)	142,766
824,139	AAA	Cent CLO Ltd., Series 2013-19A, Class A1A, 1.563% due 10/29/25(a) (b)	817,250
1,700,000	BB+	Centex Home Equity Loan Trust, Series 2006-A, Class AV4, 0.405% due 6/25/36(a)	1,535,420
750	AAA	Chase Funding Trust, Series 2002-2, Class 2A1, 0.655% due 5/25/32(a)	711
372,116	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 2.475% due 2/25/37(a)	369,944
900,000	AAA	CIFC Funding Ltd., Series 2012-1AR, Class A1R, 1.383% due 8/14/24(a) (b)	899,534
		Citigroup Mortgage Trust:
140,000	Aa1(c)	Series 2014-GC25, Class AS, 4.017% due 10/10/47	147,063
285,000	Aaa(c)	Series 2014-GC21, Class A5, 3.855% due 5/10/47	303,009
770,000	CCC	Series 2006-WFH2, Class M1, 0.425% due 8/25/36(a)	625,042

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$50,000	Aa2(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX, 5.526% due 4/15/47(a)	$54,081
400,000	Aa2(c)	Colony Mortgage Capital Ltd., Series 2014-FL2, Class B, 2.607% due 11/10/31(a) (b) (f)	400,004
		Commercial Mortgage Trust:
604,395	AA+	Series 2008-LS1, Class A1A, 6.241% due 12/10/49(a)	669,160
90,000	BB+	Series 2006-GG7, Class AM, 6.014% due 7/10/38(a)	95,488
		Commercial Mortgage Pass Through Certificates:
496,000	BBB-	Series 2006-C7, Class AM, 5.974% due 6/10/46(a)	527,428
196,000	B3(c)	Series 2006-C8, Class AJ, 5.377% due 12/10/46	198,862
440,000	Aa3(c)	Series 2006-C8, Class AM, 5.347% due 12/10/46	473,632
40,000	Aa3(c)	Series 2013-CR12, Class B, 4.762% due 10/10/46(a)	43,870
20,000	A3(c)	Series 2013-CR12, Class C, 5.255% due 10/10/46(a)	21,751
145,300	AAA	Series 2014-CR16, Class A4, 4.051% due 4/10/47	156,678
		Countrywide Alternative Loan Trust:
491,699	CCC	Series 2005-24, Class 4A1, 0.385% due 7/20/35(a)	431,906
331,893	CCC	Series 2005-27, Class 2A3, 1.673% due 8/25/35(a)	295,611
1,197,087	CCC	Series 2005-62, Class 1A1, 0.455% due 12/25/35(a)	1,000,555
923,296	CCC	Series 2006-OA17, Class 1A1A, 0.350% due 12/20/46(a)	707,969
648,765	Ca(c)	Series 2006-OA9, Class 2A1A, 0.365% due 7/20/46(a)	452,850
		Countrywide Asset-Backed Certificates:
5,025	AAA	Series 2002-3, Class 1A1, 0.895% due 5/25/32(a)	4,783
12,759	AA+	Series 2003-BC2, Class 2A1, 0.755% due 6/25/33(a)	10,911
15,821	BB+	Series 2005-4, Class AF3, 4.456% due 10/25/35(a)	15,870
498,292	CCC	Series 2006-SD3, Class A1, 0.485% due 7/25/36(a) (b)	406,322
571,528	AA	Series 2007-13, Class 2A2, 0.955% due 10/25/47(a)	518,192
		Countrywide Home Loan Mortgage Pass Through Trust:
209,416	D	Series 2005-11, Class 3A3, 2.456% due 4/25/35(a)	159,441
92,027	NR	Series 2005-11, Class 6A1, 0.755% due 3/25/35(a)	83,222
		Credit Suisse First Boston Mortgage Securities Corp.:
535,972	AA+	Series 2004-AR7, Class 2A1, 2.705% due 11/25/34(a)	554,277
384,615	D	Series 2005-10, Class 5A6, 5.500% due 11/25/35	340,338
489,794	BB+	Series 2005-6, Class 8A1, 4.500% due 7/25/20	497,999
		Credit Suisse Mortgage Trust:
300,000	B+	Series 2006-C3, Class AJ, 6.000% due 6/15/38(a)	308,048
385,000	BBB	Series 2006-C5, Class AM, 5.343% due 12/15/39	411,518
228,995	Aaa(c)	Series 2007-C1, Class AAB, 5.336% due 2/15/40	237,230
310,000	BBB-	Series 2007-C2, Class AM, 5.615% due 1/15/49(a)	334,791
2,354,846	Aaa(c)	Series 2010-UD1, Class A, 5.927% due 12/16/49(a) (b) (f)	2,490,926
325,954	A+	Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A5, 6.280% due 5/25/35	326,513
125,234	NR	DBRR Trust, Series 2013-EZ2, Class A, 0.853% due 2/25/45(a) (b) (f)	125,227
130,782	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.954% due 11/19/44(a)	115,154
650,000	AAA	Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 1.611% due 1/15/25(a) (b)	645,744
		EMC Mortgage Loan Trust:
4,083	BB(h)	Series 2002-B, Class A1, 0.805% due 2/25/41(a) (b)	3,977
21,153	BBB-	Series 2003-A, Class A1, 0.705% due 8/25/40(a) (b)	18,943
849,183	BB+	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 2.705% due 9/25/33(a)	809,736
574,941	NR	Federal Home Loan Mortgage Corp. (FHLMC), Series T-61, Class 1A1, 1.516% due 7/25/44(a)	582,324
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
8,053	NR	Series 1865, Class DA, 28.344% due 2/15/24(a) (i)	7,558
1,206	AAA(h)	Series 2808, Class FT, 0.505% due 4/15/33(a)	1,206
1,831,851	NR	Series 3349, Class AS, 6.345% due 7/15/37(a) (i)	313,167
241,216	NR	Series 3451, Class SB, 5.875% due 5/15/38(a) (i)	28,401
243,301	NR	Series 3621, Class SB, 6.075% due 1/15/40(a) (i)	37,970
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	638,828
3,264,744	NR	Series 3866, Class SA, 5.795% due 5/15/41(a) (i)	461,160
1,142,852	NR	Series 3947, Class SG, 5.795% due 10/15/41(a) (i)	216,824
290,670	NR	Series 3997, Class SK, 6.445% due 11/15/41(a) (i)	57,719

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$83,420	NR	Series 4076, Class SW, 5.895% due 7/15/42(a) (i)	$15,311
82,933	NR	Series 4097, Class ST, 5.895% due 8/15/42(a) (i)	15,724
83,058	NR	Series 4136, Class SE, 5.995% due 11/15/42(a) (i)	17,815
88,101	NR	Series 4136, Class SJ, 5.995% due 11/15/42(a) (i)	19,409
86,277	NR	Series 4136, Class SQ, 5.995% due 11/15/42(a) (i)	16,436
602,815	NR	Series 4150, Class BU, 4.000% due 2/15/42	646,313
769,821	NR	Series 4203, Class PS, 6.095% due 9/15/42(a) (i)	136,086
104,597	NR	Series 4206, Class CZ, 3.000% due 5/15/43	96,964
307,285	NR	Series 4210, Class Z, 3.000% due 5/15/43	282,853
208,152	NR	Series 4226, Class GZ, 3.000% due 7/15/43	186,039
481,953	NR	Series 4239, Class IO, 3.500% due 6/15/27(i)	56,290
98,038	NR	Series 4335, Class SW, 5.845% due 5/15/44(a) (i)	22,547
275,162	NR	Series R007, Class ZA, 6.000% due 5/15/36	311,341
		Federal National Mortgage Association (FNMA):
22,254,912	NR	Series 2013-M7, Class X2, 0.328% due 12/27/22(a) (i)	317,822
1,138,056	NR	Series 2014-M12, Class FA, 0.453% due 10/25/21(a)	1,143,459
1,021,572	NR	Series 2014-M8, Class FA, 0.417% due 5/25/18(a)	1,022,185
		Federal National Mortgage Association (FNMA), Grantor Trust:
141,214	NR	Series 2000-T6, Class A3, 4.000% due 1/25/28(a)	149,105
25,976	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	26,627
		Federal National Mortgage Association (FNMA), Interest Strip:
350,029	NR	Series 409, Class C13, 3.500% due 11/25/41(i)	67,803
706,778	NR	Series 409, Class C18, 4.000% due 4/25/42(i)	144,114
129,600	NR	Series 409, Class C22, 4.500% due 11/25/39(i)	24,187
575,000	Aaa(c)	Federal National Mortgage Association (FNMA), Principal Strip, 4.138% due 1/15/30(j) (l)	345,725
		Federal National Mortgage Association (FNMA), REMICS:
24,134	NR	Series 2000-34, Class F, 0.605% due 10/25/30(a)	24,446
61,740	NR	Series 2002-34, Class FE, 0.553% due 5/18/32(a)	62,272
79,769	NR	Series 2004-38, Class FK, 0.505% due 5/25/34(a)	80,056
6,018	NR	Series 2004-88, Class HA, 6.500% due 7/25/34	6,180
506,002	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	552,206
1,882,576	NR	Series 2006-51, Class SP, 6.495% due 3/25/36(a) (i)	286,920
1,033,117	NR	Series 2007-68, Class SC, 6.545% due 7/25/37(a) (i)	176,312
1,890,015	NR	Series 2008-18, Class SM, 6.845% due 3/25/38(a) (i)	292,187
266,145	NR	Series 2010-142, Class SM, 6.375% due 12/25/40(a) (i)	39,548
904,608	NR	Series 2011-87, Class SG, 6.395% due 4/25/40(a) (i)	170,154
358,308	NR	Series 2011-90, Class AS, 6.245% due 9/25/41(a) (i)	72,583
633,384	NR	Series 2011-90, Class QI, 5.000% due 5/25/34(i)	80,478
594,444	NR	Series 2012-118, Class CI, 3.500% due 12/25/39(i)	81,404
88,117	NR	Series 2012-128, Class SL, 5.995% due 11/25/42(a) (i)	20,529
175,886	NR	Series 2012-128, Class SQ, 5.995% due 11/25/42(a) (i)	39,930
254,409	NR	Series 2012-133, Class CS, 5.995% due 12/25/42(a) (i)	57,055
86,973	NR	Series 2012-133, Class SA, 5.995% due 12/25/42(a) (i)	18,914
404,249	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	453,212
605,422	NR	Series 2012-51, Class B, 7.000% due 5/25/42	690,205
75,384	NR	Series 2012-70, Class YS, 6.495% due 2/25/41(a) (i)	13,592
392,325	NR	Series 2012-74, Class SA, 6.495% due 3/25/42(a) (i)	71,272
65,387	NR	Series 2012-75, Class AO, 0.398% due 3/25/42(j)	59,898
248,491	NR	Series 2012-93, Class SG, 5.945% due 9/25/42(a) (i)	52,119
708,171	NR	Series 2012-M12, Class 1A, 2.935% due 8/25/22(a)	727,427
508,749	NR	Series 2013-10, Class JS, 5.995% due 2/25/43(a) (i)	122,228
530,973	NR	Series 2013-10, Class SJ, 5.995% due 2/25/43(a) (i)	113,710
90,073	NR	Series 2013-67, Class KS, 5.945% due 7/25/43(a) (i)	18,822
1,355,288	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	1,554,782
1,008,991	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	1,127,707
		FHLMC Multifamily Structured Pass Through Certificates:
1,626,771	NR	Series K007, Class X1, 1.358% due 4/25/20(a) (i)	77,568
268,360	AAA(h)	Series K016, Class X1, 1.722% due 10/25/21(a) (i)	23,368
1,435,000	NR	Series KF05, Class A, 0.550% due 9/25/21(a)	1,435,038

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †		Rating††	Security	Value
$620,000		Aaa(c)	Flatiron CLO Ltd., Series 2013-1A, Class A1, 1.628% due 1/17/26(a) (b)	$617,151
805,000		AAA	Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class A, 1.490% due 9/15/19	806,544
370,462		A+	GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1, 0.905% due 2/25/31(a) (b)	357,545
			Government National Mortgage Association (GNMA):
48,654		NR	Series 2000-35, Class F, 0.705% due 12/16/25(a)	49,307
45,585		NR	Series 2002-21, Class FV, 0.555% due 3/16/32(a)	45,532
3,218,600		NR	Series 2008-51, Class GS, 6.075% due 6/16/38(a) (i)	626,596
86,814		NR	Series 2010-107, Class SG, 5.995% due 2/20/38(a) (i)	8,576
97,157		NR	Series 2010-31, Class GS, 6.345% due 3/20/39(a) (i)	12,542
255,749		NR	Series 2010-85, Class HS, 6.495% due 1/20/40(a) (i)	46,061
677,558		NR	Series 2012-100, Class IO, 0.828% due 8/16/52(a) (i)	42,140
521,443		NR	Series 2013-152, Class HS, 6.545% due 6/20/43(a) (i)	103,521
261,612		NR	Series 2013-153, Class AB, 2.900% due 6/16/44(a)	268,674
3,934,448		NR	Series 2013-85, Class IA, 0.834% due 3/16/47(a) (i)	244,091
390,899	GBP	A	Granite Mortgages PLC, Series 2004-3, Class 3A2, 0.946% due 9/20/44(a)	608,454
			GS Mortgage Securities Corp. II:
599,369		AAA	Series 2005-GG4, Class A4, 4.761% due 7/10/39	603,233
893,668		AAA	Series 2005-GG4, Class A4A, 4.751% due 7/10/39	896,379
			GS Mortgage Securities Trust:
638,072		BBB-	Series 2007-GG10, Class A1A, 5.990% due 8/10/45(a)	699,196
705,000		Aaa(c)	Series 2011-GC5, Class A4, 3.707% due 8/10/44	754,074
147,341		CCC	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.505% due 9/25/35(a) (b)	126,693
169,627		A+	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.666% due 9/25/35(a)	170,541
			Harborview Mortgage Loan Trust:
570,212		BBB+	Series 2004-5, Class 2A6, 2.171% due 6/19/34(a)	567,812
178,340		WD(h)	Series 2006-2, Class 1A, 2.695% due 2/25/36(a)	143,940
770,301		A+	HSBC Home Equity Loan Trust, Series 2007-3, Class APT, 1.355% due 11/20/36(a)	771,638
770,164		BBB+	HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3, 0.345% due 12/25/35(a)	756,826
3,450		AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 0.955% due 3/25/33(a)	3,420
			Indymac Index Mortgage Loan Trust:
94,724		CCC	Series 2004-AR15, Class 1A1, 2.728% due 2/25/35(a)	81,668
105,713		CCC	Series 2005-AR15, Class A2, 4.532% due 9/25/35(a)	92,552
650,000		AAA	ING Investment Management CLO Ltd., Series 2012-4A, Class A1, 1.621% due 10/15/23(a) (b)	647,067
1,290,621		CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.315% due 8/25/36(a)	609,313
			JPMBB Commercial Mortgage Securities Trust:
80,000		A3(c)	Series 2013-C15, Class C, 5.251% due 11/15/45(a)	87,790
40,000		Aa3(c)	Series 2013-C17, Class B, 5.050% due 1/15/47(a)	44,467
90,000		BBB-(h)	Series 2014-C23, Class D, 4.109% due 9/15/47(a) (b)	80,994
210,000		A3(c)	Series 2014-C24, Class C, 4.575% due 11/15/47(a)	215,614
240,000		BBB-(h)	Series 2014-C24, Class D, 4.075% due 11/15/47(a) (b)	214,708
			JPMorgan Chase Commercial Mortgage Securities Trust:
34,465		AA	Series 2006-LDP9, Class A3, 5.336% due 5/15/47	36,869
751,597		AAA	Series 2007-C1, Class ASB, 5.857% due 2/15/51	792,156
736,087		AA	Series 2007-CB18, Class A1A, 5.431% due 6/12/47(a)	791,718
1,000,000		B-	Series 2007-CB18, Class AJ, 5.502% due 6/12/47(a)	996,209
390,000		BBB-	Series 2007-CB20, Class AM, 6.080% due 2/12/51(a)	432,101
1,090,000		AAA	Series 2011-C3, Class A3, 4.388% due 2/15/46(b)	1,182,433
140,000		Aaa(c)	Series 2011-C5, Class A3, 4.171% due 8/15/46	152,513
175,000		Aaa(c)	Series 2011-C5, Class AS, 5.500% due 8/15/46(a) (b)	202,857
2,628,184		Aaa(c)	Series 2012-CBX, Class XA, 1.932% due 6/15/45(a) (i)	211,006
460,000		AA	Series 2012-HSBC, Class C, 4.021% due 7/5/32(b)	480,539
150,000		A-	Series 2014-PHH, Class C, 2.255% due 8/15/27(a) (b)	151,256
360,000		B+	Series 2014-PHH, Class F, 4.055% due 8/15/27(a) (b)	360,316
68,034		BBB+	JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 2.635% due 2/25/35(a)	66,925
			LB-UBS Commercial Mortgage Trust:
190,000		AA-	Series 2006-C1, Class AM, 5.217% due 2/15/31(a)	198,069
360,000		A+	Series 2006-C7, Class AM, 5.378% due 11/15/38	384,414

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$ 160,000	A-	Series 2007-C7, Class AM, 6.370% due 9/15/45(a)	$179,719
		Lehman XS Trust:
196,540	CCC	Series 2005-5N, Class 1A1, 0.455% due 11/25/35(a)	173,822
132,675	D	Series 2005-7N, Class 1A1B, 0.455% due 12/25/35(a)	77,510
630,000	AAA	Limerock CLO II Ltd., Series 2014-2A, Class A, 1.731% due 4/18/26(a) (b)	628,257
		MASTR Adjustable Rate Mortgages Trust:
1,238,310	A+	Series 2004-13, Class 3A7, 2.638% due 11/21/34(a)	1,264,350
106,947	AA+	Series 2004-4, Class 4A1, 2.420% due 5/25/34(a)	104,874
690,998	AA+	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 2.436% due 10/25/32(a)	697,130
438,717	CCC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 0.405% due 7/25/37(a)	282,977
		Merrill Lynch Mortgage Investors Trust:
80,730	A+	Series 2004-A3, Class 4A3, 2.578% due 5/25/34(a)	80,676
45,695	B1(c)	Series 2005-1, Class 2A1, 2.127% due 4/25/35(a)	43,607
830,918	AAA	Series 2006-FF1, Class A2C, 0.355% due 8/25/36(a)	819,423
977,087	AAA	Mid-State Capital Corp. Trust, Series 2004-1, Class A, 6.005% due 8/15/37	1,030,020
		ML-CFC Commercial Mortgage Trust:
475,218	AAA	Series 2006-4, Class A1A, 5.166% due 12/12/49	504,704
291,000	D	Series 2007-5, Class AJ, 5.450% due 8/12/48(a)	286,542
260,000	B-	Series 2007-9, Class AJ, 6.193% due 9/12/49(a)	257,826
141,060	AAA	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-SD3, Class A, 0.615% due 6/25/34(a) (b)	141,539
		Morgan Stanley Bank of America Merrill Lynch Trust:
30,000	Aaa(c)	Series 2013-C10, Class A4, 4.217% due 7/15/46(a)	32,664
500,000	Aaa(c)	Series 2013-C13, Class A4, 4.039% due 11/15/46	540,335
		Morgan Stanley Capital I Trust:
480,000	BBB	Series 2007-HQ12, Class A5, 5.773% due 4/12/49(a)	515,683
392,829	AAA	Series 2007-IQ13, Class A1A, 5.312% due 3/15/44	422,835
311,245	A	Series 2007-IQ14, Class A1A, 5.665% due 4/15/49(a)	338,579
200,000	A	Series 2007-IQ14, Class A4, 5.692% due 4/15/49(a)	216,715
526,264	Aaa(c)	Series 2007-T25, Class A3, 5.514% due 11/12/49(a)	566,993
1,608,206	AA+	New Century Home Equity Loan Trust, Series 2005-3, Class M1, 0.635% due 7/25/35(a)	1,603,319
650,000	AAA	OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 1.652% due 11/20/23(a) (b)	647,136
1,920	A+	Option One Mortgage Accept Corp. Asset-Backed Certificates, Series 2002-6, Class A2, 0.955% due 11/25/32(a)	1,800
1,205,000	BBB	Park Place Securities Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M1, 0.655% due 7/25/35(a)	1,191,419
540,000	AAA	PFS Financing Corp., Series 2014-BA, Class A, 0.755% due 10/15/19(a) (b)	540,256
1,787,000	BBB+	Popular ABS Mortgage Pass-Through Trust, Series 2006-C, Class A4, 0.405% due 7/25/36(a)	1,687,443
		Prime Mortgage Trust:
248,345	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(b)	259,820
98,172	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(b)	103,493
1,387,333	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(b)	1,397,596
95,791	AA+	RALI Trust, Series 2005-QA1, Class A1, 0.455% due 1/25/35(a)	92,572
1,133,806	B+	RAMP Series 2006-NC1 Trust, Series 2006-NC1, Class A2, 0.345% due 1/25/36(a)	1,130,801
		RAMP Trust:
4,846	CCC	Series 2003-RS4, Class AIIB, 0.815% due 5/25/33(a)	4,311
971,865	AA	Series 2003-RS9, Class AI6A, 5.993% due 10/25/33	1,029,366
36,023	CCC	Reperforming Loan REMIC Trust, Series 2004-R2, Class 1AF1, 0.575% due 11/25/34(a) (b)	31,876
503,199	Caa2(c)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	478,693
640,000	AAA	SCG Trust, Series 2013-SRP1, Class A, 1.555% due 11/15/26(a) (b)	641,446
		Small Business Administration Participation Certificates:
10,421	NR	Series 1995-20J, Class 1, 6.850% due 10/1/15	10,685
18,146	NR	Series 1995-20K, Class 1, 6.650% due 11/1/15	18,620
29,810	NR	Series 1996-20G, Class 1, 7.700% due 7/1/16	30,836
247,878	NR	Series 1999-20L, Class 1, 7.190% due 12/1/19	269,155

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †		Rating††	Security	Value
$ 126,897		NR	Series 2000-20A, Class 1, 7.590% due 1/1/20	$139,038
309,590		NR	Series 2002-20K, Class 1, 5.080% due 11/1/22	334,531
156,965		BBB+	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.445% due 11/25/34(a)	155,462
872,861		AAA	Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A2, 1.155% due 9/25/34(a)	851,785
275,199		AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 0.404% due 7/19/35(a)	263,088
			Structured Asset Securities Corp.
3,964		NR	Series 2002-14A, Class 2A1, 2.115% due 7/25/32(a)	3,642
209,835		CC	Series 2005-RF3, Class 1A, 0.505% due 6/25/35(a) (b)	170,914
441,007		BB	Series 2007-BC4, Class A3, 0.402% due 11/25/37(a)	433,818
82,418		NR	U.S. Small Business Administration, Series 2005-P10A, Class 1, 4.638% due 2/10/15	83,112
297,766		AA+	Venture VIII CDO Ltd., Series 2007-8A, Class A2A, 0.452% due 7/22/21(a) (b)	293,424
100,000		AAA	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(b)	100,722
			Wachovia Bank Commercial Mortgage Trust:
190,000		B+	Series 2006-C28, Class AJ, 5.632% due 10/15/48(a)	195,139
50,000		BB	Series 2007-C30, Class AM, 5.383% due 12/15/43	53,761
			WaMu Mortgage Pass Through Certificates Trust:
29,856		BBB+	Series 2004-AR11, Class A, 2.426% due 10/25/34(a)	29,747
113,395		BBB+	Series 2004-AR12, Class A2A, 0.578% due 10/25/44(a)	109,885
334,133		AA+	Series 2005-AR11, Class A1A, 0.475% due 8/25/45(a)	322,119
591,064		AA+	Series 2005-AR13, Class A1A1, 0.445% due 10/25/45(a)	569,076
324,025		BBB-	Series 2005-AR19, Class A1A2, 0.445% due 12/25/45(a)	307,541
1,000,000		B-	Series 2005-AR4, Class A5, 2.375% due 4/25/35(a)	985,378
2,282,752		BBB	Series 2006-AR1, Class 2A1A, 1.183% due 1/25/46(a)	2,213,872
834,769		CCC	Series 2006-AR13, Class 2A, 2.163% due 10/25/46(a)	769,877
444,654		CCC	Series 2007-HY4, Class 4A1, 2.060% due 9/25/36(a)	397,599
913,708		Ca(c)	Series 2007-OA2, Class 2A, 0.813% due 1/25/47(a)	655,618
1,188,592		CCC	Series 2007-OA6, Class 1A, 0.923% due 7/25/47(a)	1,015,791
120,000		Aa3(c)	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.437% due 7/15/46(a)	127,585
			Wells Fargo Mortgage Backed Securities Trust:
926,215		Caa1(c)	Series 2006-12, Class A3, 6.000% due 10/25/36	905,148
367,134		CCC	Series 2006-AR2, Class 2A1, 2.615% due 3/25/36(a)	370,219
95,503		Caa2(c)	Series 2006-AR7, Class 2A4, 2.613% due 5/25/36(a)	90,583
			WF-RBS Commercial Mortgage Trust:
795,000		Aaa(c)	Series 2011-C2, Class A2, 3.791% due 2/15/44(b)	815,473
1,050,000		Aaa(c)	Series 2011-C4, Class A3, 4.394% due 6/15/44(b)	1,142,997
1,035,000		Aaa(c)	Series 2011-C5, Class A4, 3.667% due 11/15/44	1,102,114
1,984,603		Aaa(c)	Series 2012-C7, Class XA, 1.730% due 6/15/45(a) (b) (i)	174,756
145,000		Aaa(c)	Series 2013-C14, Class A4, 3.073% due 6/15/46	147,094
2,633,742		Aaa(c)	Series 2014-C20, Class XA, 1.405% due 5/15/47(a) (i)	203,573
240,000		BBB-(h)	Series 2014-C22, Class D, 4.058% due 9/15/57(a) (b)	212,991
305,000		Aaa(c)	Series 2014-C24, Class A5, 3.607% due 11/15/47	318,423

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $109,314,561)	109,920,372

SOVEREIGN BONDS - 4.2%
Brazil - 0.3%
			Brazil Notas do Tesouro Nacional:
656,000	BRL	BBB+	Serie B, 6.000% due 8/15/50	670,054
3,061,000	BRL	BBB+	Serie F, 10.000% due 1/1/17	1,199,295
			Brazilian Government International Bond:
452,000		BBB-	4.875% due 1/22/21	489,629
200,000		BBB-	4.250% due 1/7/25	202,750

			Total Brazil	2,561,728

Canada - 0.0%
152,000		AA	Province of Manitoba Canada, 3.050% due 5/14/24	157,453

Colombia - 0.1%

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †		Rating††	Security	Value
			Colombia Government International Bond:
$335,000		BBB	4.000% due 2/26/24	$346,223
370,000		BBB	5.625% due 2/26/44	421,800

			Total Colombia	768,023

Italy - 1.3%
			Italy Buoni Poliennali Del Tesoro:
700,000	EUR	Baa2(c)	3.000% due 11/1/15	892,038
1,700,000	EUR	Baa2(c)	3.750% due 4/15/16	2,211,808
100,000	EUR	Baa2(c)	2.250% due 5/15/16	127,722
900,000	EUR	Baa2(c)	4.750% due 9/15/16	1,205,054
800,000	EUR	Baa2(c)	1.150% due 5/15/17	1,009,263
1,700,000	EUR	Baa2(c)	4.750% due 6/1/17	2,332,693
1,900,000	EUR	Baa2(c)	3.750% due 9/1/24	2,726,521

			Total Italy	10,505,099

Japan - 0.1%
800,000		AA-	Japan Bank for International Cooperation, 2.875% due 2/2/15	803,650

Mexico - 0.9%
			Mexican Bonos:
2,600,000	MXN	A3(c)	4.750% due 6/14/18	188,607
2,118,000	MXN	A	8.000% due 6/11/20	173,487
30,492,700	MXN	A	6.500% due 6/9/22	2,317,925
40,195,700	MXN	A	7.750% due 11/13/42	3,267,679
			Mexico Government International Bond:
310,000		BBB+	3.500% due 1/21/21	320,695
78,000		BBB+	6.050% due 1/11/40	95,570
828,000		BBB+	4.750% due 3/8/44	858,429

			Total Mexico	7,222,392

New Zealand - 0.1%
880,000	NZD	AA+	New Zealand Government Bond, 3.000% due 4/15/20	664,496

Panama - 0.0%
200,000		BBB	Panama Government International Bond, 4.000% due 9/22/24	204,800

Poland - 0.1%
610,000		A-	Poland Government International Bond , 4.000% due 1/22/24	649,796

Russia - 0.1%
			Russian Foreign Bond - Eurobond:
393,655		BBB-	step bond to yield, 7.500% due 3/31/30	432,036
45,850		BBB-	step bond to yield, 7.500% due 3/31/30	50,321

			Total Russia	482,357

South Africa - 0.1%
520,000		BBB-	South Africa Government International Bond, 5.875% due 9/16/25	595,660

Spain - 1.0%
			Spain Government Bond:
1,800,000	EUR	BBB	3.750% due 10/31/15	2,310,818
1,300,000	EUR	BBB	3.300% due 7/30/16	1,696,018
2,500,000	EUR	BBB	2.100% due 4/30/17	3,227,862
500,000	EUR	BBB	5.500% due 7/30/17	703,042

			Total Spain	7,937,740

Turkey - 0.1%
600,000		Baa3(c)	Turkey Government International Bond, 5.750% due 3/22/24	677,400

			TOTAL SOVEREIGN BONDS (Cost - $34,852,784)	33,230,594

ASSET-BACKED SECURITIES - 1.7%
Automobiles - 0.1%
845,000		AAA	Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 0.850% due 5/15/18(b)	846,889
155,554		A-1+	Santander Drive Auto Receivables Trust, Series 2014-3, Class A1, 0.250% due 6/15/15	155,555

			Total Automobiles	1,002,444

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
Student Loans - 1.6%
$656,324	AA+	CIT Education Loan Trust, Series 2007-1, Class A, 0.324% due 3/25/42(a) (b)	$625,644
850,000	AA+	EFS Volunteer LLC, Series 2010-1, Class A2, 1.084% due 10/25/35(a) (b)	860,927
		Navient Private Education Loan Trust:
630,000	AAA	Series 2014-AA, Class A2B, 1.402% due 2/15/29(a) (b)	631,178
534,813	AAA	Series 2014-CTA, Class A, 0.855% due 9/16/24(a) (b)	535,161
500,000	AA+	Nelnet Education Loan Funding Inc., Series 2004-2A, Class A5C, 1.090% due 2/25/39(a)	485,450
		SLM Private Education Loan Trust:
1,185,591	AAA	Series 2010-A, Class 2A, 3.405% due 5/16/44(a) (b)	1,255,922
456,047	AAA	Series 2012-A, Class A1, 1.555% due 8/15/25(a) (b)	461,052
705,000	AAA	Series 2012-C, Class A2, 3.310% due 10/15/46(b)	735,343
680,000	AAA	Series 2012-D, Class A2, 2.950% due 2/15/46(b)	702,710
426,187	AAA	Series 2012-E, Class A1, 0.905% due 10/16/23(a) (b)	427,519
		SLM Student Loan Trust:
1,220,000	AAA	Series 2003-11, Class A6, 0.984% due 12/15/25(a) (b)	1,219,721
161,931	AA+	Series 2003-4, Class A5A, 0.984% due 3/15/33(a) (b)	161,930
1,400,000	AAA	Series 2004-1, Class A4, 0.494% due 10/27/25(a)	1,357,730
668,471	AAA	Series 2004-8A, Class A5, 0.734% due 4/25/24(a) (b)	669,044
880,000	AA+	Series 2005-5, Class A5, 0.984% due 10/25/40(a)	859,672
1,070,000	AAA	Series 2005-6, Class A6, 0.374% due 10/27/31(a)	1,040,032

		Total Student Loans	12,029,035

		TOTAL ASSET-BACKED SECURITIES (Cost - $12,829,343)	13,031,479

MUNICIPAL BONDS - 0.9%
California - 0.1%
80,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health Project, Series A, 5.000% due 8/15/52	88,298
		State of California, GO:
100,000	A+	5.000% due 12/1/37	109,145
150,000	A+	5.000% due 9/1/42	167,728
90,000	AA-	University of California, Revenue Bonds, Series G, 5.000% due 5/15/37	100,788

		Total California	465,959

Delaware - 0.0%
300,000	AA+	Northstar Education Finance Inc., Revenue Bonds, Series 2007-1, GTDSTD-Insured, Student Loan Asset Backed Notes, GTDSTD-Insured, 1.617% due 1/29/46(a)	280,453

Illinois - 0.3%
		State of Illinois, GO:
500,000	A-	4.350% due 6/1/18	524,350
410,000	A-	5.877% due 3/1/19	456,244
240,000	A-	4.950% due 6/1/23	251,443
280,000	A-	5.500% due 7/1/24	323,649
640,000	A-	5.100% due 6/1/33	630,996

		Total Illinois	2,186,682

Massachusetts - 0.0%
185,000	AA	Massachusetts Development Finance Agency, Revenue Bonds, Series M-4, 5.000% due 7/1/44	209,209
100,000	AA+	Massachusetts School Building Authority, Revenue Bonds, Series B, 5.000% due 10/15/41	112,920

		Total Massachusetts	322,129

Minnesota - 0.0%
325,000	AA+	Northstar Education Finance Inc., Revenue Bonds, Series 2007-1, GTDSTD-Insured, Student Loan Asset Backed Notes, Series 2007-1, GTDSTD-Insured, 1.292% due 1/29/46(a)	303,819

Missouri - 0.0%
100,000	AAA	Metropolitan St. Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/42	112,986

Nevada - 0.1%
435,000	AA+	Las Vegas Valley Water District, GO, 5.000% due 6/1/37	490,824

New Jersey - 0.0%

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units †	Rating††	Security	Value
$165,000	A-	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series AA, 5.000% due 6/15/36	$180,951

New York - 0.1%
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Bonds, Series A, 5.000% due 11/1/42	90,490
120,000	AA+	New York City Water & Sewer System, Revenue Bonds, Series BB, 5.000% due 6/15/47	133,485
270,000	AAA	New York State Urban Development Corp., Revenue Bonds, Series E, 5.000% due 3/15/24	326,271

		Total New York	550,246

Ohio - 0.1%
1,000,000	B-	Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series A-2, 5.750% due 6/1/34	804,810

Texas - 0.1%
670,000	AA+	City of Houston TX, GO, Series A, 6.290% due 3/1/32	845,654
235,000	A+	Dallas/Fort Worth International Airport, Revenue Bonds, Series A, 5.000% due 11/1/45(k)	248,141
		Total Texas	1,093,795

Virginia - 0.1%
409,622	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	445,267

		TOTAL MUNICIPAL BONDS (Cost - $7,047,698)	7,237,921

SENIOR LOANS - 0.1%
207,900	NR	Gardner Denver Inc., 4.250% due 7/30/20	203,152
87,237	NR	Hilton Worldwide Finance LLC, 3.500% due 10/26/20	86,590
206,850	NR	Michaels Stores Inc., 3.750% due 1/28/20	205,493
113,604	NR	Sungard Data Systems Inc., 4.000% due 3/8/20	113,575

		TOTAL SENIOR LOANS (Cost - $617,485)	608,810

Shares/Units
PREFERRED STOCK - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
30,275		GMAC Capital Trust I, 8.125%(a) (Cost - $751,009)	800,471

COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
165		General Motors Co.	5,516
506		Motors Liquidation Co. GUC Trust	9,184

		TOTAL COMMON STOCKS (Cost - $0)	14,700

WARRANTS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
150		General Motors Co., expires 7/10/19*	2,289
150		General Motors Co., expires 7/10/16*	3,516

		TOTAL WARRANTS (Cost - $0)	5,805

CONVERTIBLE PREFERRED STOCK - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
20,000		General Motors Corp., 0.000%* (e) (f) (Cost - $0)	0

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Notional Amount/Number of Contracts		Security	Value
PURCHASED OPTIONS - 0.0%
United States - 0.0%
900,000		Swaption, 3-Month USD-LIBOR, Put @ 3.20, expires 01/16/2020, GSC	$11,920
3,350,000		Swaption, 3-Month USD-LIBOR, Put @ 4.50, expires 03/15/2018, BCLY	84,402
2,190,000		Swaption, 3-Month USD-LIBOR, Put @ 4.50, expires 04/09/2018, BCLY	56,515
1,450,000		Swaption, 3-Month USD-LIBOR, Put @ 5.00, expires 01/14/2019, BCLY	29,441

		TOTAL PURCHASED OPTIONS (Cost - $494,071)	182,278

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $740,780,293)	761,808,982

Face Amount †
SHORT-TERM INVESTMENTS - 12.8%
CERTIFICATES OF DEPOSIT - 0.1%
		Credit Suisse:
$100,000		0.465% due 3/17/15	100,000
1,000,000		0.469% due 4/10/15	1,000,000

		TOTAL CERTIFICATES OF DEPOSIT (Cost - $1,100,000)	1,100,000

COMMERCIAL PAPER - 0.5%
		ENI Finance USA Inc.:
1,100,000		0.573% due 5/15/15(l)	1,097,126
1,100,000		0.583% due 5/22/15(l)	1,096,952
1,500,000		Macquarie Bank Ltd., 0.542% due 5/1/15(b)	1,500,000

		TOTAL COMMERCIAL PAPER (Cost - $3,694,078)	3,694,078

CORPORATE NOTE - 0.3%
2,100,000		BellSouth Corp., 4.182% due 4/26/15(b) (e) (Cost - $2,175,789)	2,175,789

REPURCHASE AGREEMENTS - 2.6%
9,700,000		Barclays Capital Inc. repurchase agreement dated 11/28/14, 0.040% due 12/1/14, Proceeds at maturity - $9,700,323; (Fully collateralized by U.S. Treasury Note, 1.375%, due 9/30/2018; Market Value - $9,791,679)(l)	9,700,000
8,400,000		BNP Paribas Finance Inc. repurchase agreement dated 11/28/14, 0.150% due 12/1/14, Proceeds at maturity - $8,400,105; (Fully collateralized by U.S. Treasury Note, 1.500% due 6/30/2016; Market Value - $8,612,853)(l)	8,400,000
2,000,000		JPMorgan Securities repurchase agreement dated 11/28/14, 0.170% due 12/1/14, Proceeds at maturity - $2,000,028; (Fully collateralized by Federal Fram Credit Banks, 0.175%, due 3/29/2017; Market Value - $2,044,774)(l)	2,000,000

		TOTAL REPURCHASE AGREEMENTS (Cost - $20,100,000)	20,100,000

SOVEREIGN BONDS - 0.6%
		Mexico Cetes:
22,000,000	MXN	2.890% due 12/11/14(l)	157,892
120,000,000	MXN	3.045% due 12/24/14(l)	860,262
390,000,000	MXN	3.000% due 1/8/15(l)	2,792,483
66,000,000	MXN	2.952% due 1/22/15(l)	472,058
182,000,000	MXN	2.966% due 2/5/15(l)	1,300,228

		TOTAL SOVEREIGN BONDS (Cost - $5,963,038)	5,582,923

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †		Security	Value
TIME DEPOSITS - 4.5%
$ 26,900,673		Barclays Bank PLC - London, 0.030% due 12/1/14	$26,900,673
		BBH - Grand Cayman:
306,211	DKK	0.000% due 12/1/14	51,196
666	CHF	0.001% due 12/1/14	689
460	AUD	1.762% due 12/1/14	391
14,859	NZD	2.850% due 12/1/14	11,648
869,326		JPMorgan Chase & Co. - Nassau, 0.030% due 12/1/14	869,326
6,782,538		Skandinaviska Enskilda Banken AB - Sweden, 0.030% due 12/1/14	6,782,538
		Wells Fargo - Grand Cayman:
182,342	EUR	-0.105% due 12/1/14	226,907
31,089	GBP	0.089% due 12/1/14	48,620
96,416	CAD	0.206% due 12/1/14	84,309

		TOTAL TIME DEPOSITS (Cost - $34,976,297)	34,976,297

U.S. GOVERNMENT AGENCIES - 3.4%
		Federal Home Loan Bank (FHLB), Discount Notes:
3,930,000		0.050% due 1/14/15(l)	3,929,760
1,445,000		0.020% due 1/20/15(l)	1,444,960
1,875,000		0.060% due 1/23/15(l)	1,874,834
2,025,000		0.050% due 1/28/15(l)	2,024,837
2,970,000		0.070% due 2/6/15(l)	2,969,613
1,180,000		0.055% due 3/6/15(l)	1,179,829
1,685,000		0.063% due 3/25/15(l)	1,684,664
100,000		0.080% due 4/6/15(l)	99,972
		Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
5,000,000		0.050% due 3/17/15(l)	4,999,264
1,320,000		0.055% due 3/23/15(l)	1,319,774
		Federal National Mortgage Association (FNMA), Discount Notes:
5,000,000		0.058% due 3/25/15(l)	4,999,082
200,000		0.085% due 4/27/15(l)	199,930

		TOTAL U.S. GOVERNMENT AGENCIES (Cost - $26,726,519)	26,726,519

U.S. GOVERNMENT OBLIGATIONS - 0.8%
		U.S. Treasury Bills:
1,320,000		0.060% due 12/26/14(l)	1,319,945
5,000,000		0.033% due 3/26/15(l)	4,999,481

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $6,319,426)	6,319,426

		TOTAL SHORT-TERM INVESTMENTS (Cost - $101,055,147)	100,675,032

		TOTAL INVESTMENTS - 109.9% (Cost - $841,835,440#)	862,484,014

		Liabilities in Excess of Other Assets - (9.9)%	(77,563,470)

		TOTAL NET ASSETS - 100.0%	$784,920,544

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2014.
(b)	Restricted security that may be sold to ‘‘qualified institutional buyers’’ pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Rating by Moody’s Investors Service. All ratings are unaudited.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	This security is traded on a TBA basis (see Note 1).
(h)	Rating by Fitch Ratings Service. All ratings are unaudited.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

(i)	Interest only security.
(j)	Principal only security.
(k)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(l)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
GO	—	General Obligation
GTDSTD	—	Guaranteed Student Loan
MASTR	—	Mortgage Asset Securitization Transactions Inc.
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principals

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
BOA	—	Bank of America
CITI	—	Citigroup Global Markets Inc.
DUB	—	Deutsche Bank AG
GSC	—	Goldman Sachs & Co.
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
RBS	—	Royal Bank of Scotland PLC
UBS	—	UBS Securities LLC

See pages 110 and 111 for definitions of ratings.

Summary of Investments by Security Type^
Corporate Bonds & Notes	27.8%
U.S. Government & Agency Obligations	21.3
Mortgage-Backed Securities	20.1
Collateralized Mortgage Obligations	12.7
Sovereign Bonds	3.9
Asset-Backed Securities	1.5
Municipal Bonds	0.8
Preferred Stock	0.1
Senior Loans	0.1
Purchased Options	0.0	**
Common Stocks	0.0	**
Warrants	0.0	**
Convertible Preferred Stocks	0.0	**
Short-Term Investments	11.7

	100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Schedule of Options Contracts Written

Notional Amount/Number of Contracts		Security Name	Counterparty	Expiration Date	Strike Price	Value
16		U.S. Treasury 10-Year Note February Futures, Put	MLP	1/23/15	$123.50	$1,500
16		U.S. Treasury 10-Year Note February Futures, Put	MLP	1/23/15	124.00	2,000
16		U.S. Treasury 10-Year Note January Futures, Put	MLP	12/26/14	124.00	750
8		U.S. Treasury 10-Year Note March Futures, Call	MLP	2/20/15	129.00	4,125
16		U.S. Treasury 5-Year Note February Futures, Call	MLP	1/23/15	128.00	9,000
16		U.S. Treasury 5-Year Note February Futures, Call	MLP	1/23/15	129.00	5,250
16		U.S. Treasury 5-Year Note January Futures, Call	MLP	12/26/14	130.00	1,250
500,000		CDX.IG-22 Index, Put	CITI	12/17/14	0.85	2
200,000		CDX.IG-22 Index, Put	CITI	12/17/14	0.90	0
200,000		CDX.IG-22 Index, Put	CITI	12/17/14	0.90	0
300,000		CDX.IG-22 Index, Put	CITI	12/17/14	0.95	0
200,000	EUR	iTraxx Europe Series 22 Index, Call	CITI	1/21/15	0.60	539
300,000	EUR	iTraxx Europe Series 22 Index, Call	BNP	1/21/15	0.60	809
300,000	EUR	iTraxx Europe Series 22 Index, Call	GSC	1/21/15	0.60	809
300,000	EUR	iTraxx Europe Series 22 Index, Call	CITI	1/21/15	0.60	809
300,000	EUR	iTraxx Europe Series 22 Index, Call	JPM	1/21/15	0.60	809
300,000	EUR	iTraxx Europe Series 22 Index, Put	CITI	1/21/15	0.90	51
300,000	EUR	iTraxx Europe Series 22 Index, Put	BNP	1/21/15	0.90	51
200,000	EUR	iTraxx Europe Series 22 Index, Put	CITI	1/21/15	1.00	19
300,000	EUR	iTraxx Europe Series 22 Index, Put	GSC	1/21/15	1.00	29
300,000	EUR	iTraxx Europe Series 22 Index, Put	JPM	1/21/15	1.00	29
100,000	EUR	iTraxx Europe Series 22 Index, Put	GSC	1/21/15	1.10	4
100,000	EUR	iTraxx Europe Series 22 Index, Put	GSC	1/21/15	1.20	1
300,000	EUR	iTraxx Europe Series 22 Index, Put	GSC	1/21/15	1.20	4
100,000	EUR	iTraxx Europe Series 22 Index, Call	JPM	2/18/15	0.55	169
300,000	EUR	iTraxx Europe Series 22 Index, Call	CITI	2/18/15	0.55	507
100,000	EUR	iTraxx Europe Series 22 Index, Put	JPM	2/18/15	0.85	67
300,000	EUR	iTraxx Europe Series 22 Index, Put	CITI	2/18/15	0.85	201
2,100,000	EUR	Swaption, 6-Month EURIBOR, EUR, Call	GSC	1/20/15	1.20	68,614
2,100,000	EUR	Swaption, 6-Month EURIBOR, EUR, Put	GSC	1/20/15	1.60	17
300,000		Swaption, 6-Month USD-LIBOR, USD, Put	GSC	1/30/15	2.82	233
900,000		Swaption, 6-Month USD-LIBOR, USD, Put	GSC	1/16/18	2.80	9,796
700,000		Swaption, 6-Month USD-LIBOR, USD, Put	GSC	1/16/15	3.32	584
600,000		Swaption, 6-Month USD-LIBOR, USD, Put	DUB	1/21/15	3.00	6,934
1,200,000		Swaption, 6-Month USD-LIBOR, USD, Call	GSC	12/1/14	1.80	8,775
1,200,000		Swaption, 6-Month USD-LIBOR, USD, Put	GSC	12/1/14	2.10	0
700,000		Swaption, 6-Month USD-LIBOR, USD, Call	DUB	12/2/14	1.70	1,937
700,000		Swaption, 6-Month USD-LIBOR, USD, Put	DUB	12/2/14	2.05	0
700,000	EUR	Swaption, 6-Month EURIBOR, EUR, Call	BNP	12/5/14	0.45	2,234
700,000	EUR	Swaption, 6-Month EURIBOR, EUR, Put	BNP	12/5/14	0.63	0
2,300,000		Swaption, 6-Month USD-LIBOR, USD, Put	GSC	1/23/15	2.77	9
5,600,000		Swaption, 6-Month USD-LIBOR, USD, Put	RBS	9/21/15	2.50	35,817
5,470,000		Swaption, 6-Month USD-LIBOR, USD, Put	BCLY	1/14/19	5.00	44,019
300,000	AUD	OTC AUD versus U.S. Dollar, Put	DUB	12/3/14	0.88	8,025
200,000	AUD	OTC AUD versus U.S. Dollar, Put	CITI	12/15/14	0.85	959
200,000	AUD	OTC AUD versus U.S. Dollar, Call	BNP	12/15/14	0.89	41
200,000	AUD	OTC AUD versus U.S. Dollar, Call	CITI	12/15/14	0.89	34
200,000	AUD	OTC AUD versus U.S. Dollar, Call	DUB	1/8/15	0.88	539
200,000	AUD	OTC AUD versus U.S. Dollar, Put	BOA	1/14/15	0.84	1,468
200,000	AUD	OTC AUD versus U.S. Dollar, Call	BOA	1/14/15	0.90	129
300,000	AUD	OTC AUD versus U.S. Dollar, Put	DUB	1/16/15	0.86	4,298
300,000	EUR	OTC Eurodollar versus U.S. Dollar, Call	BCLY	1/20/15	1.26	2,971
200,000	EUR	OTC Eurodollar versus U.S. Dollar, Call	BCLY	1/20/15	1.27	1,459
300,000	EUR	OTC Eurodollar versus U.S. Dollar, Call	DUB	1/27/15	1.27	2,463

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Schedule of Options Contracts Written (continued)

Notional Amount/ Number of Contracts		Security Name	Counterparty	Expiration Date	Strike Price	Value
300,000	EUR	OTC Eurodollar versus U.S. Dollar, Call	DUB	2/10/15	$1.26	$3,804
400,000	EUR	OTC Eurodollar versus U.S. Dollar, Call	DUB	2/10/15	1.26	5,072
300,000	EUR	OTC Eurodollar versus U.S. Dollar, Call	CITI	2/13/15	1.27	3,323
300,000	EUR	OTC Eurodollar versus U.S. Dollar, Call	DUB	2/18/15	1.27	2,957
200,000		OTC U.S. Dollar versus Brazilian Real, Put	JPM	1/21/15	2.30	30
200,000		OTC U.S. Dollar versus Brazilian Real, Call	JPM	1/21/15	2.80	852
200,000		OTC U.S. Dollar versus Brazilian Real, Put	JPM	1/23/15	2.30	32
200,000		OTC U.S. Dollar versus Brazilian Real, Call	JPM	1/23/15	2.80	914
200,000		OTC U.S. Dollar versus Brazilian Real, Put	JPM	2/12/15	2.40	284
200,000		OTC U.S. Dollar versus Brazilian Real, Call	JPM	2/12/15	2.90	801
200,000		OTC U.S. Dollar versus Indian Rupee, Call	JPM	12/18/14	63.00	463
200,000		OTC U.S. Dollar versus Indian Rupee, Call	CITI	12/24/14	62.80	824
200,000		OTC U.S. Dollar versus Indian Rupee, Put	HSBC	1/6/15	60.00	18
200,000		OTC U.S. Dollar versus Indian Rupee, Call	HSBC	1/6/15	63.00	983
200,000		OTC U.S. Dollar versus Indian Rupee, Put	BCLY	1/16/15	60.90	142
200,000		OTC U.S. Dollar versus Indian Rupee, Call	BCLY	1/16/15	63.90	608
100,000		OTC U.S. Dollar versus Indian Rupee, Call	JPM	1/22/15	63.40	545
400,000		OTC U.S. Dollar versus Indian Rupee, Call	BCLY	1/27/15	63.27	2,694
200,000		OTC U.S. Dollar versus Indian Rupee, Put	DUB	1/28/15	60.92	213
200,000		OTC U.S. Dollar versus Indian Rupee, Call	DUB	1/28/15	63.15	1,500
400,000		OTC U.S. Dollar versus Indian Rupee, Call	BCLY	2/5/15	63.85	2,173
100,000		OTC U.S. Dollar versus Indian Rupee, Call	HSBC	2/25/15	63.85	797
200,000		OTC U.S. Dollar versus Indian Rupee, Call	BCLY	2/25/15	64.25	1,282
400,000		OTC U.S. Dollar versus Indian Rupee, Call	UBS	2/25/15	64.25	2,564
200,000		OTC U.S. Dollar versus Indian Rupee, Call	HSBC	2/26/15	64.25	1,338
1,200,000		OTC U.S. Dollar versus Indian Rupee, Call	JPM	5/12/15	65.90	10,854
400,000		OTC U.S. Dollar versus Japanese Yen, Put	UBS	12/3/14	110.00	0
400,000		OTC U.S. Dollar versus Japanese Yen, Put	UBS	12/3/14	110.50	0
500,000		OTC U.S. Dollar versus Japanese Yen, Call	UBS	12/15/14	120.00	1,904
100,000		OTC U.S. Dollar versus Japanese Yen, Put	UBS	12/24/14	115.00	156
100,000		OTC U.S. Dollar versus Japanese Yen, Put	BCLY	12/24/14	115.00	156
100,000		OTC U.S. Dollar versus Japanese Yen, Call	UBS	12/24/14	120.00	558
100,000		OTC U.S. Dollar versus Japanese Yen, Call	BCLY	12/24/14	120.00	558
200,000		OTC U.S. Dollar versus Japanese Yen, Put	BNP	1/5/15	110.50	66
300,000		OTC U.S. Dollar versus Japanese Yen, Put	UBS	1/7/15	110.50	114
1,100,000		OTC U.S. Dollar versus Japanese Yen, Put	UBS	1/12/15	112.50	1,369
400,000		OTC U.S. Dollar versus Japanese Yen, Put	BNP	1/12/15	115.00	1,458
400,000		OTC U.S. Dollar versus Japanese Yen, Put	CITI	1/23/15	111.90	601
100,000		OTC U.S. Dollar versus Japanese Yen, Put	BNP	2/9/15	111.50	214
200,000		OTC U.S. Dollar versus Japanese Yen, Put	UBS	2/9/15	111.50	428
400,000		OTC U.S. Dollar versus Japanese Yen, Put	BNP	2/9/15	111.75	930
100,000		OTC U.S. Dollar versus Japanese Yen, Put	UBS	2/9/15	112.00	252
700,000		OTC U.S. Dollar versus Japanese Yen, Put	BOA	2/9/15	112.00	1,767
300,000		OTC U.S. Dollar versus Japanese Yen, Put	UBS	2/11/15	112.50	931
700,000		OTC U.S. Dollar versus Japanese Yen, Put	BCLY	3/12/15	112.00	3,103
100,000		OTC U.S. Dollar versus Japanese Yen, Put	CITI	3/13/15	112.88	566
200,000		OTC U.S. Dollar versus Japanese Yen, Put	DUB	3/25/15	112.85	1,297
500,000		OTC U.S. Dollar versus Japanese Yen, Put	UBS	5/12/15	110.00	2,817
100,000		OTC U.S. Dollar versus Japanese Yen, Put	CITI	5/15/15	112.00	861
100,000		OTC U.S. Dollar versus Japanese Yen, Put	JPM	5/15/15	112.00	861
400,000		OTC U.S. Dollar versus Japanese Yen, Put	DUB	5/22/15	112.50	3,990
400,000		OTC U.S. Dollar versus Japanese Yen, Put	BOA	5/22/15	113.00	4,385
400,000		OTC U.S. Dollar versus Japanese Yen, Put	BOA	5/22/15	113.00	4,385
200,000		OTC U.S. Dollar versus Japanese Yen, Put	UBS	7/3/15	100.00	313
200,000		OTC U.S. Dollar versus Japanese Yen, Put	UBS	7/3/15	100.00	313
200,000		OTC U.S. Dollar versus Japanese Yen, Put	CITI	9/30/15	99.00	584
300,000		OTC U.S. Dollar versus Japanese Yen, Put	CITI	9/30/15	99.00	875
300,000		OTC U.S. Dollar versus Japanese Yen, Put	CITI	9/30/15	99.00	875
400,000		OTC U.S. Dollar versus Japanese Yen, Put	JPM	11/10/15	109.00	5,460
100,000		OTC U.S. Dollar versus Japanese Yen, Put	BOA	2/18/19	80.00	1,819
300,000		OTC U.S. Dollar versus Mexican Peso, Call	BOA	1/5/15	13.90	3,226
300,000		OTC U.S. Dollar versus Mexican Peso, Put	HSBC	1/14/15	13.20	86
300,000		OTC U.S. Dollar versus Mexican Peso, Call	HSBC	1/14/15	13.80	4,861
200,000		OTC U.S. Dollar versus Mexican Peso, Put	BOA	1/28/15	13.45	336
200,000		OTC U.S. Dollar versus Mexican Peso, Call	BOA	1/28/15	14.00	2,233
200,000		OTC U.S. Dollar versus Mexican Peso, Put	HSBC	2/25/15	13.35	354
200,000		OTC U.S. Dollar versus Mexican Peso, Call	HSBC	2/25/15	14.05	2,718
700,000		OTC U.S. Dollar versus Mexican Peso, Call	JPM	2/26/15	14.35	5,551
		TOTAL OPTIONS CONRACTS WRITTEN (Premiums received — $567,679)				$338,537

For details of other financial instruments held by this Fund, refer to Note 2.

Schedules of Investments

(unaudited)

High Yield Investments

Face Amount/Units	Rating††	Security	Value
CORPORATE BONDS & NOTES - 94.1%
Aerospace & Defense - 1.6%
$130,000	B+	Alliant Techsystems Inc., Company Guaranteed Notes, 5.250% due 10/1/21(a)	$132,275
480,000	BB-	CBC Ammo LLC/CBC FinCo Inc., Senior Unsecured Notes, 7.250% due 11/15/21(a)	477,600
460,000	B	Ducommun Inc., Company Guaranteed Notes, 9.750% due 7/15/18	500,250
611,000	B+	Erickson Inc., Secured Notes, 8.250% due 5/1/20(b)	577,395
200,000	B-	GenCorp Inc., Secured Notes, 7.125% due 3/15/21	211,750
440,000	BB+	Huntington Ingalls Industries Inc., Company Guaranteed Notes, 5.000% due 12/15/21(a)	447,700
290,000	BB	KLX, Inc., Company Guaranteed Notes, 5.875% due 12/1/22(a)	295,800
180,000	B	LMI Aerospace Inc., Secured Notes, 7.375% due 7/15/19(a)	179,100
		TransDigm Inc., Company Guaranteed Notes:
710,000	CCC+	7.500% due 7/15/21	765,025
340,000	CCC+	6.000% due 7/15/22	345,100
130,000	BB-	Triumph Group Inc., Company Guaranteed Notes, 5.250% due 6/1/22	131,950

		Total Aerospace & Defense	4,063,945

Airlines - 1.3%
600,000	B-	Air Canada, Company Guaranteed Notes, 7.750% due 4/15/21(a)	634,500
301,521	BB+	American Airlines 2013-1 Class B Pass Through Trust, Pass Thru Certificates, 5.625% due 1/15/21(a)	309,060
40,000	BB-	American Airlines 2013-1 Class C Pass Through Trust, Pass Thru Certificates, 6.125% due 7/15/18(a)	41,400
469,143	BB+	American Airlines 2013-2 Class B Pass Through Trust, Equipment Trust, 5.600% due 7/15/20(a)	478,526
430,000	B	American Airlines Group Inc., Company Guaranteed Notes, 5.500% due 10/1/19(a)	432,688
126,310	B+	Continental Airlines 2007-1 Class B Pass Through Trust, Pass Thru Certificates, 6.903% due 4/19/22	134,204
27,179	BBB-	Continental Airlines 2012-2 Class B Pass Through Trust, Pass Thru Certificates, 5.500% due 10/29/20	28,131
55,912	BBB-	Delta Air Lines 2007-1 Class B Pass Through Trust, Pass Thru Certificates, 8.021% due 8/10/22	64,997
45,704	A-	Delta Air Lines 2009-1 Series B Pass Through Trust, Pass Thru Certificates, 9.750% due 12/17/16	51,645
30,000	BBB+	Delta Air Lines 2010-1 Class B Pass Through Trust, Pass Thru Certificates, 6.375% due 1/2/16(a)	31,200
420,000	BB+	United Airlines 2014-1 Class B Pass Through Trust, Pass Thru Certificates, 4.750% due 4/11/22	415,800
270,000	BB+	United Airlines 2014-2 Class B Pass Through Trust, Pass Thru Certificates, 4.625% due 9/3/22	263,925
220,661	BB+	US Airways 2012-2 Class B Pass Through Trust, Pass Thru Certificates, 6.750% due 6/3/21	235,556
187,939	BB+	US Airways 2013-1 Class B Pass Through Trust, Pass Thru Certificates, 5.375% due 11/15/21	191,228

		Total Airlines	3,312,860

Auto Components - 1.1%
700,000	B	Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes, 8.250% due 6/15/21	784,000
560,000	BBB-	General Motors Co., Senior Unsecured Notes, 5.200% due 4/1/45	577,024
340,000	CCC+	Jaguar Holding Co. I, Senior Unsecured Notes, 9.375% (9.375% cash or 10.125% PIK) due 10/15/17(a) (c)	347,650
940,000	B	Schaeffler Holding Finance BV, Senior Secured Notes, 6.875% (6.875% cash or 7.625% PIK) due 8/15/18(a) (c)	988,175

		Total Auto Components	2,696,849

Banks - 3.0%
440,000	BB	Bank of America Corp., Junior Subordinated Notes, 5.200%(d) (e)	405,680
200,000	BB+	Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	221,125

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units	Rating††	Security	Value
$200,000	B	Barclays PLC, Junior Subordinated Notes, 8.250%(d) (e)	$208,375
		CIT Group Inc., Senior Unsecured Notes:
230,000	BB-	5.375% due 5/15/20	245,237
30,000	BB-	5.000% due 8/15/22	31,050
1,250,000	BB-	5.000% due 8/1/23	1,290,625
210,000	BB+	Credit Agricole SA, Junior Subordinated Notes, 8.375%(a) (d) (e)	245,700
310,000	Baa3(f)	HSBC Holdings PLC, Junior Subordinated Notes, 6.375%(d) (e)	317,518
170,000	BBB-	M&T Bank Corp., Junior Subordinated Notes, 6.875%(e)	173,738
625,000	B+	Popular Inc., Senior Unsecured Notes, 7.000% due 7/1/19	631,250
		Provident Funding Associates LP/PFG Finance Corp.:
785,000	B+	Company Guaranteed Notes, 6.750% due 6/15/21(a)	780,094
560,000	B+	Senior Unsecured Notes, 10.125% due 2/15/19(a)	596,400
620,000	BB	Royal Bank of Scotland Group PLC, Subordinated Notes, 6.000% due 12/19/23	674,586
1,360,000	BB-	Synovus Financial Corp., Senior Unsecured Notes, 7.875% due 2/15/19	1,533,400

		Total Banks	7,354,778

Beverages - 0.5%
170,000	CCC+	Beverages & More Inc., Senior Secured Notes, 10.000% due 11/15/18(a)	162,988
270,000	B-	Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Senior Secured Notes, 10.625% due 8/1/18(a)	274,725
		Constellation Brands Inc., Company Guaranteed Notes:
190,000	BB+	6.000% due 5/1/22	211,147
270,000	BB+	4.250% due 5/1/23	269,676
370,000	B-	Crestview DS Merger Sub II Inc., Secured Notes, 10.000% due 9/1/21	438,450

		Total Beverages	1,356,986

Building Products - 0.5%
500,000	BB-	Griffon Corp., Company Guaranteed Notes, 5.250% due 3/1/22	480,000
240,000	B	Hardwoods Acquisition Inc., Secured Notes, 7.500% due 8/1/21(a)	242,400
450,000	B	Woodside Homes Co. LLC/Woodside Homes Finance Inc., Company Guaranteed Notes, 6.750% due 12/15/21(a)	452,250

		Total Building Products	1,174,650

Chemicals - 1.7%
610,000	B-	Amsurg Corp., Company Guaranteed Notes, 5.625% due 7/15/22(a)	628,300
500,000	BB	Axiall Corp., Company Guaranteed Notes, 4.875% due 5/15/23	485,625
170,000	CCC+	Eco Services Operations LLC/Eco Finance Corp., Senior Unsecured Notes, 8.500% due 11/1/22(a)	176,800
90,000	B+	Hercules Inc., Junior Subordinated Notes, 6.500% due 6/30/29	83,475
400,000	CCC+	Hexion US Finance Corp., Senior Secured Notes, 6.625% due 4/15/20	389,000
200,000	CCC	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 8.875% due 2/1/18	189,500
645,000	B-	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Secured Notes, 6.500% due 4/15/21(a)	622,425
1,310,000	B	TPC Group Inc., Senior Secured Notes, 8.750% due 12/15/20(a)	1,365,675
280,000	BB-	Tronox Finance LLC, Company Guaranteed Notes, 6.375% due 8/15/20	288,400

		Total Chemicals	4,229,200

Commercial Services & Supplies - 4.1%
435,000	B	Ahern Rentals Inc., Secured Notes, 9.500% due 6/15/18(a)	465,450
		Ashtead Capital Inc., Secured Notes:
460,000	BB-	6.500% due 7/15/22(a)	495,650
380,000	BB-	5.625% due 10/1/24(a)	401,850
		Cenveo Corp.:
1,600,000	CCC	Company Guaranteed Notes, 11.500% due 5/15/17	1,512,000
470,000	B	Senior Secured Notes, 6.000% due 8/1/19(a)	430,050
210,000	B-	Garda World Security Corp., Company Guaranteed Notes, 7.250% due 11/15/21(a)	211,050
744,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 7.000% due 9/1/22	794,220
100,000	BB+	JM Huber Corp., Senior Unsecured Notes, 9.875% due 11/1/19(a)	111,250
320,000	B-	Modular Space Corp., Secured Notes, 10.250% due 1/31/19(a)	322,400
880,000	CCC+	Monitronics International Inc., Company Guaranteed Notes, 9.125% due 4/1/20	875,600
110,000	B-	NES Rentals Holdings Inc., Secured Notes, 7.875% due 5/1/18(a)	114,950
315,000	B-	Park-Ohio Industries Inc., Company Guaranteed Notes, 8.125% due 4/1/21	340,200
700,000	B+	Safway Group Holding LLC/Safway Finance Corp., Secured Notes, 7.000% due 5/15/18(a)	709,205

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units	Rating††	Security	Value
$110,000	B-	StoneMor Partners LP/Cornerstone Family Services of WV, Company Guaranteed Notes, 7.875% due 6/1/21(a)	$114,950
		United Rentals North America Inc., Company Guaranteed Notes:
200,000	BB-	7.375% due 5/15/20	217,000
1,345,000	BB-	7.625% due 4/15/22	1,492,950
820,000	BB-	5.750% due 11/15/24	852,800
850,000	B+	West Corp., Company Guaranteed Notes, 5.375% due 7/15/22(a)	813,875

		Total Commercial Services & Supplies	10,275,450

Communications Equipment - 0.2%
		CommScope Inc., Company Guaranteed Notes:
235,000	BB-	5.000% due 6/15/21(a)	236,175
235,000	BB-	5.500% due 6/15/24(a)	235,000

		Total Communications Equipment	471,175

Construction Materials - 0.6%
700,000	B-	Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Unsecured Notes, 8.875% (8.875% cash or 9.625% PIK) due 4/15/19(a) (c)	696,500
400,000	B+	Michael Baker International LLC/CDL Acquisition Co., Inc., Senior Secured Notes, 8.250% due 10/15/18(a)	407,000
430,000	B	US Concrete Inc., Senior Secured Notes, 8.500% due 12/1/18	462,250

		Total Construction Materials	1,565,750

Consumer Finance - 1.0%
		Ally Financial Inc., Company Guaranteed Notes:
294,000	BB	8.000% due 3/15/20	349,125
224,000	BB	7.500% due 9/15/20	263,200
145,000	BB	8.000% due 11/1/31	182,700
440,000	BB+	Dufry Finance SCA, Company Guaranteed Notes, 5.500% due 10/15/20(a)	464,684
170,000	BB-	First Cash Financial Services Inc., Company Guaranteed Notes, 6.750% due 4/1/21	177,650
		Navient Corp., Senior Unsecured Notes:
120,000	BBB-	8.450% due 6/15/18	135,900
830,000	BB	5.875% due 10/25/24	809,250

		Total Consumer Finance	2,382,509

Containers & Packaging - 1.5%
260,000	CCC+	Ardagh Finance Holdings SA, Senior Unsecured Notes, 8.625% (0.000% cash or 8.625% PIK) due 6/15/19(a) (b) (c)	269,100
		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.:
700,000	CCC+	Company Guaranteed Notes, 6.750% due 1/31/21(a)	715,750
350,000	B+	Senior Secured Notes, 3.234% due 12/15/19(a)	340,813
215,294	Caa1(f)	Senior Unsecured Notes, 7.000% due 11/15/20(a)	220,138
730,000	CCC+	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, Company Guaranteed Notes, 6.000% due 6/15/17(a)	730,000
340,000	CCC	BWAY Holding Co., Senior Unsecured Notes, 9.125% due 8/15/21(a)	351,900
		Graphic Packaging International Inc., Company Guaranteed Notes:
110,000	BB+	4.750% due 4/15/21	110,825
110,000	BB+	4.875% due 11/15/22	110,825
		Pactiv LLC, Senior Unsecured Notes:
50,000	CCC+	7.950% due 12/15/25	52,250
560,000	CCC+	8.375% due 4/15/27	596,400
210,000	B+	Plastipak Holdings Inc., Senior Unsecured Notes, 6.500% due 10/1/21(a)	212,100

		Total Containers & Packaging	3,710,101

Diversified Consumer Services - 0.1%
130,000	BB	Service Corp. International, Senior Unsecured Notes, 7.500% due 4/1/27	147,550

Diversified Financial Services - 2.4%
280,000	BB+	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Company Guaranteed Notes, 4.500% due 5/15/21(a)	283,850
420,000	BB-	Ausdrill Finance Pty Ltd., Company Guaranteed Notes, 6.875% due 11/1/19(a)	353,850
400,000	Caa1(f)	Compiler Finance Sub Inc., Senior Unsecured Notes, 7.000% due 5/1/21(a)	350,000
610,000	BB+	Denali Borrower LLC/Denali Finance Corp., Senior Secured Notes, 5.625% due 10/15/20(a)	641,110
410,000	B	Globe Luxembourg SCA, Senior Secured Notes, 9.625% due 5/1/18(a)	399,750
170,000	BB+	IHS Inc., Company Guaranteed Notes, 5.000% due 11/1/22(a)	173,400
500,000	B+	ILFC E-Capital Trust I, Limited Guaranteed Notes, 4.840% due 12/21/65(a) (d)	477,500

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units	Rating††	Security	Value
		International Lease Finance Corp., Senior Unsecured Notes:
$520,000	BB+	8.250% due 12/15/20	$631,800
755,000	BB+	8.625% due 1/15/22	938,087
660,000	CCC+	Jack Cooper Holdings Corp., Senior Secured Notes, 9.250% due 6/1/20(a)	702,075
740,000	B	KCA Deutag UK Finance PLC, Senior Secured Notes, 7.250% due 5/15/21(a)	625,300
160,000	B	SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes, 8.875% due 8/1/20(a)	172,400
260,000	B	TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes, 8.500% due 9/15/18(a)	250,900

		Total Diversified Financial Services	6,000,022

Diversified Telecommunication Services - 5.0%
		CenturyLink Inc., Senior Unsecured Notes:
120,000	BB	6.450% due 6/15/21	131,400
230,000	BB	5.800% due 3/15/22	242,650
150,000	BB	6.750% due 12/1/23	167,062
741,000	CCC+	Cincinnati Bell Inc., Company Guaranteed Notes, 8.750% due 3/15/18	768,046
35,000	BB-	Cincinnati Bell Telephone Co. LLC, Company Guaranteed Notes, 6.300% due 12/1/28	34,212
550,000	B-	Cogent Communications Finance Inc., Company Guaranteed Notes, 5.625% due 4/15/21(a)	541,750
635,000	B	Gates Global LLC/Gates Global Co., Company Guaranteed Notes, 6.000% due 7/15/22(a)	620,713
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
60,000	B+	7.250% due 10/15/20	63,825
150,000	B+	7.500% due 4/1/21	161,437
755,000	B-	6.625% due 12/15/22	790,862
650,000	B+	5.500% due 8/1/23	642,688
		Intelsat Luxembourg SA, Company Guaranteed Notes:
595,000	B-	7.750% due 6/1/21	618,800
770,000	B-	8.125% due 6/1/23	808,500
725,000	B	Level 3 Escrow II Inc., Company Guaranteed Notes, 5.375% due 8/15/22(a)	734,063
		Level 3 Financing Inc., Company Guaranteed Notes:
210,000	B	7.000% due 6/1/20	225,488
930,000	B	8.625% due 7/15/20	1,016,025
130,000	B	6.125% due 1/15/21	136,175
		tw telecom holdings Inc., Company Guaranteed Notes:
200,000	B+	5.375% due 10/1/22	227,250
190,000	B+	5.375% due 10/1/22	215,888
680,000	B+	6.375% due 9/1/23	776,900
340,000	BB	UPCB Finance V Ltd., Senior Secured Notes, 7.250% due 11/15/21(a)	374,442
430,000	BB	VimpelCom Holdings BV, Company Guaranteed Notes, 5.950% due 2/13/23(a)	362,490
		Virgin Media Finance PLC, Company Guaranteed Notes:
685,000	B	6.375% due 4/15/23(a)	732,950
470,000	B	6.000% due 10/15/24(a)	494,088
260,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.500% due 1/15/25(a)	269,100
		Windstream Corp., Company Guaranteed Notes:
650,000	B	7.500% due 6/1/22	670,312
650,000	B	7.500% due 4/1/23	664,625

		Total Diversified Telecommunication Services	12,491,741

Electric Utilities - 1.4%
20,000	B	Atlantic Power Corp., Company Guaranteed Notes, 9.000% due 11/15/18	20,300
		Calpine Corp.:
380,000	BB	Senior Secured Notes, 5.875% due 1/15/24(a)	405,650
		Senior Unsecured Notes:
590,000	B	5.375% due 1/15/23	598,850
240,000	B	5.750% due 1/15/25	244,500
4,332	B-	FPL Energy National Wind Portfolio LLC, Senior Secured Notes, 6.125% due 3/25/19(a)	4,375
430,000	CCC+	Illinois Power Generating Co., Senior Unsecured Notes, 7.000% due 4/15/18	409,575
60,987	NR	Midwest Generation LLC, Pass Thru Certificates, 8.560% due 1/2/16	62,512
477,404	B	Mirant Mid Atlantic Series C Pass Through Trust, Pass Thru Certificates, 10.060% due 12/30/28	525,145
		NRG REMA LLC, Pass Thru Certificates:
70,770	B+	9.237% due 7/2/17	75,016

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units	Rating††	Security	Value
$1,110,000	B+	9.681% due 7/2/26	$1,198,800

		Total Electric Utilities	3,544,723

Electronic Equipment, Instruments & Components - 0.8%
95,000	B+	International Wire Group Holdings Inc., Secured Notes, 8.500% due 10/15/17(a)	101,175
20,000	B-	Kemet Corp., Senior Secured Notes, 10.500% due 5/1/18	20,700
250,000	B	Radio Systems Corp., Secured Notes, 8.375% due 11/1/19(a)	272,187
555,000	B+	Viasystems Inc., Senior Secured Notes, 7.875% due 5/1/19(a)	588,300
1,050,000	BB-	WESCO Distribution Inc., Company Guaranteed Notes, 5.375% due 12/15/21	1,074,938

		Total Electronic Equipment, Instruments & Components	2,057,300

Energy Equipment & Services - 2.1%
		Access Midstream Partners LP/ACMP Finance Corp., Company Guaranteed Notes:
520,000	BB+	5.875% due 4/15/21	544,700
230,000	BB+	6.125% due 7/15/22	244,950
750,000	BB+	4.875% due 5/15/23	768,750
		Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Company Guaranteed Notes:
130,000	B+	6.625% due 10/1/20	136,500
350,000	B+	4.750% due 11/15/21	344,750
110,000	B+	5.875% due 8/1/23	113,850
520,000	B+	Cie Générale de Géophysique - Veritas, Company Guaranteed Notes, 6.500% due 6/1/21	468,000
130,000	NR	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass Through Trust, Series B, Pass Thru Certificates, 7.670% due 11/8/16(g) (h) (i)	0
700,000	B	First Wind Capital LLC, Senior Secured Notes, 10.250% due 6/1/18(a)	758,625
500,000	B	Foresight Energy LLC/Foresight Energy Corp., Senior Unsecured Notes, 7.875% due 8/15/21(a)	521,250
410,000	B	GenOn Energy Inc., Senior Unsecured Notes, 9.500% due 10/15/18	428,450
70,000	BB	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.500% due 7/15/21	73,150
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
326,000	BB+	6.375% due 8/1/22	347,190
140,000	BB+	5.250% due 5/1/23	143,500
240,000	B	Westmoreland Coal Co./Westmoreland Partners, Senior Secured Notes, 10.750% due 2/1/18	252,360

		Total Energy Equipment & Services	5,146,025

Food Products - 1.7%
484,000	CCC+	Big Heart Pet Brands, Company Guaranteed Notes, 7.625% due 2/15/19	475,227
451,000	B	Chiquita Brands International Inc./Chiquita Brands LLC, Senior Secured Notes, 7.875% due 2/1/21	491,026
585,000	CCC+	Diamond Foods Inc., Company Guaranteed Notes, 7.000% due 3/15/19(a)	604,013
350,000	CCC+	Dole Food Co., Inc., Senior Secured Notes, 7.250% due 5/1/19(a)	351,313
310,000	CCC+	Hearthside Group Holdings LLC/Hearthside Finance Co., Company Guaranteed Notes, 6.500% due 5/1/22(a)	307,675
470,000	BB-	HJ Heinz Co., Secured Notes, 4.250% due 10/15/20	477,097
480,000	CCC+	Simmons Foods Inc., Secured Notes, 7.875% due 10/1/21(a)	489,600
450,000	BB-	Smithfield Foods Inc., Senior Unsecured Notes, 5.875% due 8/1/21(a)	478,125
224,000	B+	Wells Enterprises Inc., Senior Secured Notes, 6.750% due 2/1/20(a)	234,080
350,000	BB-	WhiteWave Foods Co. (The), Company Guaranteed Notes, 5.375% due 10/1/22	368,375

		Total Food Products	4,276,531

Gas Utilities - 0.1%
310,000	NR	New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes, 11.750% due 5/15/19	274,350

Health Care Equipment & Supplies - 0.8%
430,000	CCC+	Alere Inc., Company Guaranteed Notes, 6.500% due 6/15/20	443,975
200,000	B-	ConvaTec Finance International SA, Senior Unsecured Notes, 8.250% (8.250% cash or 9.000% PIK) due 1/15/19(a) (c)	203,125
		DJO Finance LLC/DJO Finance Corp., Company Guaranteed Notes:
80,000	CCC	9.750% due 10/15/17	80,600
520,000	CCC+	9.875% due 4/15/18	550,940
395,000	CCC+	Kinetic Concepts Inc./KCI USA Inc., Company Guaranteed Notes, 12.500% due 11/1/19	438,450
420,000	B	Universal Hospital Services Inc., Secured Notes, 7.625% due 8/15/20	382,200

		Total Health Care Equipment & Supplies	2,099,290

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units	Rating††	Security	Value
Health Care Providers & Services - 3.3%
		Acadia Healthcare Co., Inc., Company Guaranteed Notes:
$97,000	B	12.875% due 11/1/18	$111,065
390,000	B	6.125% due 3/15/21	407,550
380,000	B	5.125% due 7/1/22	382,850
805,000	B-	CHS/Community Health Systems Inc., Company Guaranteed Notes, 6.875% due 2/1/22	856,319
460,000	CCC+	ExamWorks Group Inc., Company Guaranteed Notes, 9.000% due 7/15/19	492,200
		Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes:
480,000	BB+	5.875% due 1/31/22(a)	522,000
300,000	BB+	4.750% due 10/15/24(a)	302,250
		HCA Inc.:
		Company Guaranteed Notes:
570,000	B-	5.875% due 5/1/23	603,487
60,000	B-	7.690% due 6/15/25	66,900
1,030,000	BB	Senior Secured Notes, 5.000% due 3/15/24	1,045,450
620,000	CCC+	IASIS Healthcare LLC/IASIS Capital Corp., Company Guaranteed Notes, 8.375% due 5/15/19	652,550
690,000	B-	MedImpact Holdings Inc., Senior Secured Notes, 10.500% due 2/1/18(a)	736,575
455,000	B-	Select Medical Corp., Company Guaranteed Notes, 6.375% due 6/1/21	466,375
		Tenet Healthcare Corp., Senior Unsecured Notes:
160,000	CCC+	8.000% due 8/1/20	170,400
960,000	CCC+	8.125% due 4/1/22	1,075,200
295,000	CCC+	6.875% due 11/15/31	284,675

		Total Health Care Providers & Services	8,175,846

Hotels, Restaurants & Leisure - 5.9%
670,000	B-	AMC Entertainment Inc., Company Guaranteed Notes, 9.750% due 12/1/20	745,375
410,000	B-	BC ULC/New Red Finance Inc., Secured Notes, 6.000% due 4/1/22(a)	422,300
		Bossier Casino Venture Holdco Inc., Senior Secured Notes:
57,170	NR	11.000% due 2/9/18(g) (h)	57,221
187,558	NR	14.000% (0.000% cash or 14.000% PIK) due 2/9/18(a) (c) (g) (h)	167,096
620,000	CCC+	Boyd Gaming Corp., Company Guaranteed Notes, 9.000% due 7/1/20	661,075
		Caesars Entertainment Operating Co., Inc., Senior Secured Notes:
58,000	CCC-	11.250% due 6/1/17	46,690
860,000	CCC-	9.000% due 2/15/20	685,337
		Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.:
110,000	CCC-	Secured Notes, 11.000% due 10/1/21(a)	101,063
830,000	CCC+	Senior Secured Notes, 8.000% due 10/1/20(a)	817,550
230,000	B-	Carrols Restaurant Group Inc., Secured Notes, 11.250% due 5/15/18	247,825
150,000	CCC+	CEC Entertainment Inc., Company Guaranteed Notes, 8.000% due 2/15/22(a)	146,250
845,000	CCC+	Golden Nugget Escrow Inc., Senior Unsecured Notes, 8.500% due 12/1/21(a)	839,719
170,000	B-	Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes, 8.875% due 3/15/19(a)	173,825
1,310,000	B	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/21(a)	1,377,956
250,000	CCC+	Isle of Capri Casinos Inc., Company Guaranteed Notes, 8.875% due 6/15/20	265,625
470,000	CCC+	Landry’s Holdings II Inc., Senior Unsecured Notes, 10.250% due 1/1/18(a)	488,800
565,000	CCC+	Landry’s Inc., Senior Unsecured Notes, 9.375% due 5/1/20(a)	603,844
400,000	B+	Marina District Finance Co., Inc., Senior Secured Notes, 9.875% due 8/15/18	421,580
830,000	BB-	MCE Finance Ltd., Company Guaranteed Notes, 5.000% due 2/15/21(a)	805,100
		MGM Resorts International, Company Guaranteed Notes:
1,125,000	B+	6.625% due 12/15/21	1,206,562
700,000	B+	7.750% due 3/15/22	789,250
425,000	B	MTR Gaming Group Inc., Secured Notes, 11.500% due 8/1/19	468,562
		NCL Corp. Ltd.:
50,000	BB-	Company Guaranteed Notes, 5.000% due 2/15/18	50,375
750,000	BB-	Senior Unsecured Notes, 5.250% due 11/15/19(a)	759,375
835,000	CCC	PF Chang’s China Bistro Inc., Company Guaranteed Notes, 10.250% due 6/30/20(a)	845,438
310,000	B	Pinnacle Entertainment Inc., Company Guaranteed Notes, 7.750% due 4/1/22	334,800
550,000	BB-	Scientific Games International Inc., Senior Secured Notes, 7.000% due 1/1/22(a)	556,188

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units	Rating††	Security	Value
$300,000	B2(f)	Seven Seas Cruises S de RL LLC, Secured Notes, 9.125% due 5/15/19	$326,610
420,000	B	SGMS Escrow Corp., Senior Unsecured Notes, 10.000% due 12/1/22(a)	394,800

		Total Hotels, Restaurants & Leisure	14,806,191

Household Durables - 1.8%
		K Hovnanian Enterprises Inc.:
290,000	CCC	Company Guaranteed Notes, 8.000% due 11/1/19(a)	291,450
545,000	B-	Senior Secured Notes, 7.250% due 10/15/20(a)	579,062
610,000	CCC+	Serta Simmons Holdings LLC, Senior Unsecured Notes, 8.125% due 10/1/20(a)	652,700
700,000	B	Shea Homes LP/Shea Homes Funding Corp., Senior Secured Notes, 8.625% due 5/15/19	745,500
		Standard Pacific Corp., Company Guaranteed Notes:
350,000	B+	6.250% due 12/15/21	368,375
50,000	B+	5.875% due 11/15/24	50,500
905,000	BB-	Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes, 5.250% due 4/15/21(a)	914,050
		Toll Brothers Finance Corp., Company Guaranteed Notes:
60,000	BB+	4.000% due 12/31/18	60,600
60,000	BB+	6.750% due 11/1/19	67,800
		William Lyon Homes Inc., Company Guaranteed Notes:
535,000	B-	8.500% due 11/15/20	585,825
250,000	B3(f)	7.000% due 8/15/22(a)	258,750

		Total Household Durables	4,574,612

Household Products - 1.6%
80,000	B-	American Achievement Corp., Secured Notes, 10.875% due 4/15/16(a)	78,500
400,000	B-	Century Intermediate Holding Co. 2, Senior Unsecured Notes, 9.750% (0.000% cash or 9.750% PIK) due 2/15/19(a) (c)	425,500
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
		Company Guaranteed Notes:
640,000	CCC+	9.000% due 4/15/19	670,400
375,000	CCC+	9.875% due 8/15/19	405,937
1,600,000	B+	Senior Secured Notes, 5.750% due 10/15/20	1,654,000
780,000	B	Spectrum Brands Inc., Company Guaranteed Notes, 6.625% due 11/15/22	834,600

		Total Household Products	4,068,937

Independent Power and Renewable Electricity Producers - 1.1%
		AES Corp., Senior Unsecured Notes:
400,000	BB-	4.875% due 5/15/23	402,000
150,000	BB-	5.500% due 3/15/24	153,750
		NRG Energy Inc., Company Guaranteed Notes:
155,000	BB-	7.875% due 5/15/21	168,562
1,100,000	BB-	6.250% due 7/15/22	1,135,750
450,000	BB-	6.250% due 5/1/24(a)	462,375
470,000	B+	Red Oak Power LLC, Senior Secured Notes, 9.200% due 11/30/29	519,350

		Total Independent Power and Renewable Electricity Producers	2,841,787

Industrial Conglomerates - 1.5%
370,000	B	American Builders & Contractors Supply Co., Inc., Senior Unsecured Notes, 5.625% due 4/15/21(a)	374,625
		HD Supply Inc.:
1,285,000	CCC+	Company Guaranteed Notes, 7.500% due 7/15/20	1,362,100
550,000	B+	Senior Secured Notes, 5.250% due 12/15/21(a)	563,062
260,000	BB-	LKQ Corp., Company Guaranteed Notes, 4.750% due 5/15/23	253,500
		SunGard Data Systems Inc., Company Guaranteed Notes:
605,000	B-	6.625% due 11/1/19	620,125
500,000	B	7.625% due 11/15/20	535,000

		Total Industrial Conglomerates	3,708,412

Insurance - 0.4%
500,000	BB-	Fidelity & Guaranty Life Holdings Inc., Senior Unsecured Notes, 6.375% due 4/1/21(a)	535,000
525,000	CCC+	Hockey Merger Sub 2 Inc., Senior Unsecured Notes, 7.875% due 10/1/21(a)	547,313

		Total Insurance	1,082,313

Internet Software & Services - 1.4%
70,000	CCC+	Ancestry.com Inc., Company Guaranteed Notes, 11.000% due 12/15/20	79,100

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units	Rating††	Security	Value
$267,000	BB-	Bankrate Inc., Company Guaranteed Notes, 6.125% due 8/15/18(a)	$256,320
285,000	B+	Cogent Communications Holdings Inc., Senior Secured Notes, 8.375% due 2/15/18(a)	300,675
450,000	B+	CyrusOne LP/CyrusOne Finance Corp., Company Guaranteed Notes, 6.375% due 11/15/22	489,375
		EarthLink Holdings Corp.:
655,000	CCC+	Company Guaranteed Notes, 8.875% due 5/15/19(b)	670,556
555,000	B+	Senior Secured Notes, 7.375% due 6/1/20	579,975
		Equinix Inc., Senior Unsecured Notes:
400,000	BB	5.375% due 1/1/22	404,000
250,000	B1(f)	5.750% due 1/1/25	253,125
370,000	B	Zayo Group LLC/Zayo Capital Inc., Senior Secured Notes, 8.125% due 1/1/20	396,363

		Total Internet Software & Services	3,429,489

Leisure Products - 0.2%
160,000	CCC+	24 Hour Holdings III LLC, Company Guaranteed Notes, 8.000% due 6/1/22(a)	145,200
240,000	B	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 10.500% due 7/1/19(a)	247,200

		Total Leisure Products	392,400

Machinery - 1.3%
930,000	CCC+	DH Services Luxembourg Sarl, Company Guaranteed Notes, 7.750% due 12/15/20(a)	988,125
139,000	B	Mcron Finance Sub LLC/Mcron Finance Corp., Senior Secured Notes, 8.375% due 5/15/19(a)	148,035
425,000	B-	Milacron LLC/Mcron Finance Corp., Company Guaranteed Notes, 7.750% due 2/15/21(a)	445,188
650,000	CCC-	Navistar International Corp., Company Guaranteed Notes, 8.250% due 11/1/21(b)	671,937
325,000	BB	Terex Corp., Company Guaranteed Notes, 6.000% due 5/15/21	331,500
520,000	B	Xerium Technologies Inc., Company Guaranteed Notes, 8.875% due 6/15/18	550,875

		Total Machinery	3,135,660

Media - 8.5%
310,000	B	Altice SA, Senior Secured Notes, 7.750% due 5/15/22(a)	321,238
60,000	BB	Carmike Cinemas Inc., Secured Notes, 7.375% due 5/15/19	63,975
		CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., Company Guaranteed Notes:
130,000	BB-	5.250% due 2/15/22(a)	133,575
130,000	BB-	5.625% due 2/15/24(a)	134,387
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
120,000	B+	8.125% due 4/30/20	127,500
500,000	B+	6.625% due 1/31/22	533,750
800,000	B+	CCOH Safari LLC, Company Guaranteed Notes, 5.500% due 12/1/22	811,000
190,000	B-	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 6.375% due 9/15/20(a)	198,075
		Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes:
865,000	B	7.625% due 3/15/20	904,310
190,000	B	6.500% due 11/15/22	198,401
		CSC Holdings LLC, Senior Unsecured Notes:
500,000	BB	8.625% due 2/15/19	583,750
200,000	BB	6.750% due 11/15/21	222,500
1,645,000	CCC+	Cumulus Media Holdings Inc., Company Guaranteed Notes, 7.750% due 5/1/19	1,667,619
		DISH DBS Corp., Company Guaranteed Notes:
635,000	BB-	7.875% due 9/1/19	727,075
1,000,000	BB-	5.875% due 7/15/22	1,036,375
410,000	BB-	5.875% due 11/15/24(a)	414,100
370,000	B-	Entercom Radio LLC, Company Guaranteed Notes, 10.500% due 12/1/19	410,237
180,000	BB+	Gannett Co., Inc., Company Guaranteed Notes, 4.875% due 9/15/21(a)	181,350
200,000	B-	Gibson Brands Inc., Senior Secured Notes, 8.875% due 8/1/18(a)	194,000
1,355,000	B	Gray Television Inc., Company Guaranteed Notes, 7.500% due 10/1/20	1,409,200
160,000	BB-	Harron Communications LP/Harron Finance Corp., Senior Unsecured Notes, 9.125% due 4/1/20(a)	176,800
1,680,000	CCC+	iHeartCommunications Inc., Senior Secured Notes, 9.000% due 3/1/21	1,644,300
		LBI Media Inc.:
415,962	C	Secured Notes, 13.500% due 4/15/20(a)	415,962
355,000	CCC-	Senior Secured Notes, 10.000% due 4/15/19(a)	372,750
725,000	B-	Lee Enterprises Inc., Senior Secured Notes, 9.500% due 3/15/22(a)	750,375

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units	Rating††	Security	Value
$385,000	B+	LIN Television Corp., Company Guaranteed Notes, 8.375% due 4/15/18	$401,122
300,000	B-	MDC Partners Inc., Company Guaranteed Notes, 6.750% due 4/1/20(a)	310,875
570,000	(P)B+	Media General Financing Sub Inc., Senior Unsecured Notes, 5.875% due 11/15/22(a)	574,275
30,000	B-	MHGE Parent LLC/MHGE Parent Finance Inc., Senior Unsecured Notes, 8.500% due 8/1/19(a)	29,513
660,000	B-	Midcontinent Communications & Midcontinent Finance Corp., Company Guaranteed Notes, 6.250% due 8/1/21(a)	683,100
200,000	BBB+	Nara Cable Funding Ltd., Senior Secured Notes, 8.875% due 12/1/18(a)	208,876
610,000	B	Nexstar Broadcasting Inc., Company Guaranteed Notes, 6.875% due 11/15/20	637,450
		Numericable-SFR, Senior Secured Notes:
630,000	B+	6.000% due 5/15/22(a)	640,723
200,000	B+	6.250% due 5/15/24(a)	204,000
150,000	BBB	Ono Finance II PLC, Company Guaranteed Notes, 10.875% due 7/15/19(a)	160,500
1,480,000	CCC	Radio One Inc., Company Guaranteed Notes, 9.250% due 2/15/20(a)	1,420,800
150,000	B+	Sinclair Television Group Inc., Company Guaranteed Notes, 5.375% due 4/1/21	151,125
215,000	BBB-	Sirius XM Radio Inc., Senior Secured Notes, 5.250% due 8/15/22(a)	226,825
650,000	B-	SiTV LLC/SiTV Finance Inc., Senior Secured Notes, 10.375% due 7/1/19(a)	614,250
		Univision Communications Inc.:
780,000	CCC+	Company Guaranteed Notes, 8.500% due 5/15/21(a)	842,400
		Senior Secured Notes:
100,000	B+	6.875% due 5/15/19(a)	105,250
130,000	B+	7.875% due 11/1/20(a)	140,887
310,000	B	WMG Acquisition Corp., Company Guaranteed Notes, 6.750% due 4/15/22(a)	302,250

		Total Media	21,286,825

Metals & Mining - 2.1%
520,000	BBB-	Alcoa, Inc., Senior Unsecured Notes, 5.125% due 10/1/24	549,033
		ArcelorMittal, Senior Unsecured Notes:
80,000	BB+	6.000% due 3/1/21	84,400
500,000	BB+	6.750% due 2/25/22	545,937
270,000	B-	Barminco Finance Pty Ltd., Company Guaranteed Notes, 9.000% due 6/1/18(a)	233,550
395,000	B+	Coeur Mining Inc., Company Guaranteed Notes, 7.875% due 2/1/21	312,050
		FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes:
133,333	BB	6.875% due 2/1/18(a)	125,667
80,000	BB	8.250% due 11/1/19(a)	74,300
700,000	BB	6.875% due 4/1/22(a)	629,125
200,000	B+	Global Brass & Copper Inc., Senior Secured Notes, 9.500% due 6/1/19	219,250
320,000	B-	Horsehead Holding Corp., Senior Secured Notes, 10.500% due 6/1/17(a)	354,400
190,000	NR	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18(a) (h) (i)	30,400
250,000	NR	Mirabela Nickel Ltd., Senior Secured Notes, 9.500% due 6/20/19 (h)	206,250
160,000	B	Prince Mineral Holding Corp., Senior Secured Notes, 12.000% due 12/15/19(a)	175,200
300,000	B-	Ryerson Inc./Joseph T Ryerson & Son Inc., Senior Secured Notes, 9.000% due 10/15/17	306,750
220,000	B-	St Barbara Ltd., Senior Secured Notes, 8.875% due 4/15/18(a)	180,400
540,000	BB+	Steel Dynamics Inc., Company Guaranteed Notes, 7.625% due 3/15/20	568,350
		Thompson Creek Metals Co., Inc.:
490,000	CCC	Company Guaranteed Notes, 12.500% due 5/1/19	521,850
30,000	B+	Senior Secured Notes, 9.750% due 12/1/17	32,287

		Total Metals & Mining	5,149,199

Multiline Retail - 0.6%
		JC Penney Corp. Inc., Company Guaranteed Notes:
940,000	CCC-	7.950% due 4/1/17	954,100
480,000	CCC-	8.125% due 10/1/19	450,000

		Total Multiline Retail	1,404,100

Oil, Gas & Consumable Fuels - 17.4%
220,000	B	Alpha Natural Resources Inc., Secured Notes, 7.500% due 8/1/20(a)	174,350
300,000	CCC	American Eagle Energy Corp., Senior Secured Notes, 11.000% due 9/1/19(a)	270,000
480,000	NR	American Energy - Utica LLC, Unsecured Notes, 3.500% (3.500% cash or 3.500% - 6.500% PIK) due 3/1/21(a) (c)	440,400
350,000	BB	Antero Resources Corp., Company Guaranteed Notes, 5.125% due 12/1/22(a)	339,938
90,000	BB	Antero Resources Finance Corp., Company Guaranteed Notes, 5.375% due 11/1/21	89,213

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units	Rating††	Security	Value
		Arch Coal Inc., Company Guaranteed Notes:
$170,000	CCC+	7.000% due 6/15/19	$70,125
60,000	CCC+	9.875% due 6/15/19	26,700
450,000	BB	Atwood Oceanics Inc., Senior Unsecured Notes, 6.500% due 2/1/20	418,500
425,000	B+	Basic Energy Services Inc., Company Guaranteed Notes, 7.750% due 10/15/22	323,000
		Berry Petroleum Co. LLC, Senior Unsecured Notes:
30,000	BB-	6.750% due 11/1/20	27,750
280,000	BB-	6.375% due 9/15/22	242,200
565,000	B	Blue Racer Midstream LLC/Blue Racer Finance Corp., Company Guaranteed Notes, 6.125% due 11/15/22(a)	572,063
410,000	BB	California Resources Corp., Company Guaranteed Notes, 6.000% due 11/15/24(a)	367,719
		Calumet Specialty Products Partners LP/Calumet Finance Corp., Company Guaranteed Notes:
20,000	B+	9.625% due 8/1/20	21,850
420,000	B+	7.625% due 1/15/22	428,400
200,000	B	Carrizo Oil & Gas Inc., Company Guaranteed Notes, 7.500% due 9/15/20(a)	204,000
		Chaparral Energy Inc., Company Guaranteed Notes:
175,000	B-	8.250% due 9/1/21	168,875
970,000	B-	7.625% due 11/15/22	892,400
		Chesapeake Energy Corp., Company Guaranteed Notes:
150,000	BB+	6.875% due 11/15/20	168,750
1,065,000	BB+	6.125% due 2/15/21	1,158,187
120,000	BB+	4.875% due 4/15/22	119,400
690,000	BB-	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Company Guaranteed Notes, 6.375% due 3/15/24	677,925
595,000	B-	Comstock Resources Inc., Company Guaranteed Notes, 9.500% due 6/15/20	590,537
430,000	BB+	Concho Resources Inc., Company Guaranteed Notes, 5.500% due 4/1/23	425,700
		CONSOL Energy Inc., Company Guaranteed Notes:
290,000	BB	8.250% due 4/1/20	306,312
220,000	BB	5.875% due 4/15/22(a)	220,275
		Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Company Guaranteed Notes:
190,000	BB	6.000% due 12/15/20	190,000
170,000	BB	6.125% due 3/1/22	170,000
270,000	B+	CVR Refining LLC/Coffeyville Finance Inc., Secured Notes, 6.500% due 11/1/22	270,675
595,000	B	Drill Rigs Holdings Inc., Senior Secured Notes, 6.500% due 10/1/17(a)	529,550
64,000	BBB	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 9/18/23	69,920
320,000	B	Energy XXI Gulf Coast Inc., Company Guaranteed Notes, 7.500% due 12/15/21	251,200
460,000	B-	EV Energy Partners LP/EV Energy Finance Corp., Company Guaranteed Notes, 8.000% due 4/15/19	443,900
595,000	CCC+	EXCO Resources Inc., Company Guaranteed Notes, 8.500% due 4/15/22	508,725
380,000	B	FTS International Inc., Senior Secured Notes, 6.250% due 5/1/22(a)	315,400
670,000	B-	Gastar Exploration Inc., Secured Notes, 8.625% due 5/15/18	626,450
775,000	NR	Goodrich Petroleum Corp., Company Guaranteed Notes, 5.000% due 10/1/32	525,063
640,000	B	Gulfport Energy Corp., Company Guaranteed Notes, 7.750% due 11/1/20(a)	656,000
		Halcon Resources Corp., Company Guaranteed Notes:
420,000	CCC+	9.750% due 7/15/20	323,400
1,600,000	CCC+	8.875% due 5/15/21	1,240,000
		Hercules Offshore Inc., Company Guaranteed Notes:
30,000	B	10.250% due 4/1/19(a)	18,450
130,000	B	8.750% due 7/15/21(a)	60,450
770,000	B	7.500% due 10/1/21(a)	400,400
290,000	B	6.750% due 4/1/22(a)	147,900
		Hiland Partners LP/Hiland Partners Finance Corp., Company Guaranteed Notes:
340,000	B	7.250% due 10/1/20(a)	357,000
200,000	B	5.500% due 5/15/22(a)	191,500
880,000	B+	Key Energy Services Inc., Company Guaranteed Notes, 6.750% due 3/1/21	686,400
		Kinder Morgan Inc., Senior Unsecured Notes:
660,000	BBB-	5.625% due 11/15/23(a)	726,825
10,000	BBB-	7.800% due 8/1/31	12,582

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units	Rating††	Security	Value
$40,000	B	Kodiak Oil & Gas Corp., Company Guaranteed Notes, 5.500% due 2/1/22	$39,200
		Linn Energy LLC/Linn Energy Finance Corp., Company Guaranteed Notes:
220,000	B	6.500% due 5/15/19	198,825
200,000	B	6.500% due 9/15/21	174,000
200,000	BBB-	Lukoil International Finance BV, Company Guaranteed Notes, 6.125% due 11/9/20(a)	194,275
1,670,000	CCC	Magnum Hunter Resources Corp., Company Guaranteed Notes, 9.750% due 5/15/20	1,594,850
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes:
94,000	BB	6.250% due 6/15/22	99,170
280,000	BB	4.500% due 7/15/23	274,400
260,000	BB	4.875% due 12/1/24	257,400
		MEG Energy Corp., Company Guaranteed Notes:
360,000	BB	6.375% due 1/30/23(a)	319,500
400,000	BB	7.000% due 3/31/24(a)	364,000
210,000	NR	Milagro Oil & Gas Inc., Secured Notes, 10.500% due 5/15/16(i)	148,050
220,000	BB	Murphy Oil USA Inc., Company Guaranteed Notes, 6.000% due 8/15/23	233,750
610,000	B-	Murray Energy Corp., Senior Secured Notes, 9.500% due 12/5/20(a)	646,600
130,000	B+	Natural Resource Partners LP/NRP Finance Corp., Senior Unsecured Notes, 9.125% due 10/1/18	131,950
		NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes:
230,000	BB-	5.125% due 7/15/19(a)	223,387
270,000	BB-	6.875% due 10/15/21(a)	274,050
		NGPL PipeCo LLC, Senior Secured Notes:
1,100,000	B-	9.625% due 6/1/19(a)	1,185,250
480,000	B-	7.768% due 12/15/37(a)	542,400
800,000	B-	Offshore Group Investment Ltd., Senior Secured Notes, 7.500% due 11/1/19	608,000
745,000	B+	Pacific Drilling SA, Senior Secured Notes, 5.375% due 6/1/20(a)	596,000
250,000	B+	Parker Drilling Co., Company Guaranteed Notes, 6.750% due 7/15/22	197,500
320,000	CCC+	Parsley Energy LLC/Parsley Finance Corp., Senior Unsecured Notes, 7.500% due 2/15/22(a)	314,000
280,000	B-	Penn Virginia Corp., Company Guaranteed Notes, 8.500% due 5/1/20	262,500
50,000	BB	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Company Guaranteed Notes, 6.500% due 5/15/21	52,000
200,000	BBB-	Petrobras Global Finance BV, Company Guaranteed Notes, 4.375% due 5/20/23	185,212
620,000	B	PetroQuest Energy Inc., Company Guaranteed Notes, 10.000% due 9/1/17	581,250
235,000	B+	Pioneer Energy Services Corp., Company Guaranteed Notes, 6.125% due 3/15/22	192,700
		QEP Resources Inc., Senior Unsecured Notes:
250,000	BB+	6.875% due 3/1/21	263,750
400,000	BB+	5.375% due 10/1/22	382,000
560,000	BB+	5.250% due 5/1/23	529,200
290,000	C	Quicksilver Resources Inc., Company Guaranteed Notes, 11.000% due 7/1/21	139,200
		Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes:
260,000	BB	5.875% due 3/1/22	269,100
230,000	BB	5.000% due 10/1/22	226,550
830,000	CCC	Resolute Energy Corp., Company Guaranteed Notes, 8.500% due 5/1/20	616,275
265,000	B-	Rex Energy Corp., Company Guaranteed Notes, 8.875% due 12/1/20	263,675
1,325,000	CCC+	Rice Energy Inc., Company Guaranteed Notes, 6.250% due 5/1/22(a)	1,278,625
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
370,000	BB	6.850% due 7/15/18(a)	399,600
365,000	BB	6.000% due 1/15/19(a)	385,075
915,000	BB	5.625% due 4/15/20(a)	951,600
1,810,000	BB	6.875% due 4/15/40(a)	2,078,332
210,000	B-	RSP Permian Inc., Company Guaranteed Notes, 6.625% due 10/1/22(a)	204,488
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
890,000	BB+	5.625% due 2/1/21	914,475
725,000	BB+	6.250% due 3/15/22	771,219
370,000	BB+	5.625% due 4/15/23	379,250
510,000	(P)BB+	5.750% due 5/15/24	518,287
630,000	CCC+	Samson Investment Co., Company Guaranteed Notes, 9.750% due 2/15/20	366,975
980,000	B-	Sanchez Energy Corp., Company Guaranteed Notes, 7.750% due 6/15/21	970,200
240,000	B+	Shelf Drilling Holdings Ltd., Secured Notes, 8.625% due 11/1/18(a)	216,000

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units	Rating††	Security	Value
$330,000	B-	Sidewinder Drilling Inc., Senior Unsecured Notes, 9.750% due 11/15/19(a)	$295,350
280,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.500% due 6/1/24	272,300
		Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Company Guaranteed Notes:
80,000	B	7.500% due 7/1/21	86,800
370,000	B	5.500% due 8/15/22	368,150
90,000	BB-	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Company Guaranteed Notes, 7.375% due 2/1/20(a)	94,932
750,000	CCC+	Talos Production LLC/Talos Production Finance Inc., Company Guaranteed Notes, 9.750% due 2/15/18(a)	716,250
160,000	CCC+	Teine Energy Ltd., Senior Unsecured Notes, 6.875% due 9/30/22(a)	149,600
1,200,000	CCC+	Triangle USA Petroleum Corp., Senior Unsecured Notes, 6.750% due 7/15/22(a)	984,000
340,000	BB	Ultra Petroleum Corp., Senior Unsecured Notes, 5.750% due 12/15/18(a)	331,925
575,000	B+	Western Refining Inc., Company Guaranteed Notes, 6.250% due 4/1/21	563,143

		Total Oil, Gas & Consumable Fuels	43,342,904

Paper & Forest Products - 1.5%
690,000	CCC+	Appvion Inc., Secured Notes, 9.000% due 6/1/20(a)	507,150
160,000	BB	Clearwater Paper Corp., Company Guaranteed Notes, 4.500% due 2/1/23	157,200
430,000	B-	Coveris Holdings SA, Company Guaranteed Notes, 7.875% due 11/1/19(a)	448,275
240,000	BB-	Resolute Forest Products Inc., Company Guaranteed Notes, 5.875% due 5/15/23	230,400
2,849,000	CC	Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes, 11.750% due 1/15/19	2,425,275

		Total Paper & Forest Products	3,768,300

Personal Products - 0.4%
90,000	BB-	First Quality Finance Co., Inc., Senior Unsecured Notes, 4.625% due 5/15/21(a)	83,250
835,000	B	Revlon Consumer Products Corp., Company Guaranteed Notes, 5.750% due 2/15/21	849,613

		Total Personal Products	932,863

Pharmaceuticals - 1.2%
200,000	B+	Grifols Worldwide Operations Ltd., Senior Unsecured Notes, 5.250% due 4/1/22(a)	206,500
420,000	CCC+	JLL/Delta Dutch Newco BV, Senior Unsecured Notes, 7.500% due 2/1/22(a)	434,175
790,000	B-	Lantheus Medical Imaging Inc., Company Guaranteed Notes, 9.750% due 5/15/17	774,200
370,000	B-	Salix Pharmaceuticals Ltd., Company Guaranteed Notes, 6.000% due 1/15/21(a)	378,325
		Valeant Pharmaceuticals International, Company Guaranteed Notes:
760,000	B	6.375% due 10/15/20(a)	791,358
270,000	B	7.250% due 7/15/22(a)	287,212

		Total Pharmaceuticals	2,871,770

Real Estate Investment Trusts (REITs) - 1.0%
330,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 6.875% due 2/15/21(a)	322,575
50,000	BB+	Corrections Corp. of America, Company Guaranteed Notes, 4.125% due 4/1/20	49,500
420,000	B+	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 5.875% due 6/1/21	430,500
700,000	B-	Felcor Lodging LP, Senior Secured Notes, 5.625% due 3/1/23	701,750
		iStar Financial Inc., Senior Unsecured Notes:
410,000	B+	9.000% due 6/1/17	459,692
580,000	B+	5.000% due 7/1/19	571,300

		Total Real Estate Investment Trusts (REITs)	2,535,317

Real Estate Management & Development - 0.7%
350,000	BB	CBRE Services Inc., Company Guaranteed Notes, 5.250% due 3/15/25	364,000
200,000	B+	Greystar Real Estate Partners LLC, Senior Secured Notes, 8.250% due 12/1/22(a)	205,500
770,000	B	Howard Hughes Corp. (The), Senior Unsecured Notes, 6.875% due 10/1/21(a)	816,200
300,000	B	Realogy Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.250% due 12/1/21(a)	299,625

		Total Real Estate Management & Development	1,685,325

Semiconductors & Semiconductor Equipment - 0.2%
430,000	B+	Magnachip Semiconductor Corp., Senior Unsecured Notes, 6.625% due 7/15/21	395,600

Software - 2.0%
120,000	BB	ACI Worldwide Inc., Company Guaranteed Notes, 6.375% due 8/15/20(a)	127,350

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units	Rating††	Security	Value
		Activision Blizzard Inc., Company Guaranteed Notes:
$80,000	BB+	5.625% due 9/15/21(a)	$85,600
600,000	BB+	6.125% due 9/15/23(a)	654,000
120,000	BB-	Audatex North America Inc., Company Guaranteed Notes, 6.000% due 6/15/21(a)	125,100
650,000	CCC+	BMC Software Finance Inc., Senior Unsecured Notes, 8.125% due 7/15/21(a)	612,625
380,000	CCC+	BMC Software Inc., Senior Unsecured Notes, 7.250% due 6/1/18	373,350
		First Data Corp.:
		Company Guaranteed Notes:
345,000	B-	12.625% due 1/15/21	411,412
595,000	CCC+	11.750% due 8/15/21	691,688
		Secured Notes:
155,000	B-	8.250% due 1/15/21(a)	166,625
240,000	B-	8.750% (8.750% cash or 10.000% PIK) due 1/15/22(a) (c)	259,200
300,000	BB-	Senior Secured Notes, 7.375% due 6/15/19(a)	316,500
42,854	NR	First Data Holdings Inc., Senior Unsecured Notes, 14.500% (0.000% cash or 14.500% PIK) due 9/24/19(a) (c)	45,238
170,000	B-	Interactive Data Corp., Company Guaranteed Notes, 5.875% due 4/15/19(a)	171,488
440,000	B-	Interface Security Systems Holdings Inc./Interface Security Systems LLC, Secured Notes, 9.250% due 1/15/18	448,800
415,000	BB-	Nuance Communications Inc., Company Guaranteed Notes, 5.375% due 8/15/20(a)	420,187

		Total Software	4,909,163

Specialty Retail - 1.9%
490,000	B-	Bon-Ton Department Stores Inc. (The), Secured Notes, 8.000% due 6/15/21(b)	404,250
70,000	CCC+	Chinos Intermediate Holdings A Inc., Senior Unsecured Notes, 7.750% (7.750% cash or 8.500% PIK) due 5/1/19(a) (c)	66,325
360,000	BB	CST Brands Inc., Company Guaranteed Notes, 5.000% due 5/1/23	364,500
380,000	B-	Edcon Proprietary Ltd., Senior Secured Notes, 9.500% due 3/1/18(a)	313,500
270,000	BB+	GameStop Corp., Company Guaranteed Notes, 5.500% due 10/1/19(a)	272,700
350,000	BB	Group 1 Automotive Inc., Company Guaranteed Notes, 5.000% due 6/1/22(a)	347,375
860,000	CCC	Guitar Center Inc., Company Guaranteed Notes, 9.625% due 4/15/20(a)	578,350
725,000	B-	Men’s Wearhouse Inc. (The), Company Guaranteed Notes, 7.000% due 7/1/22(a)	748,563
770,000	CCC+	Neiman Marcus Group Ltd. Inc., Company Guaranteed Notes, 8.750% (8.750% cash or 9.500% PIK) due 10/15/21(a) (c)	833,525
725,000	CCC+	Spencer Spirit Holdings Inc., Senior Unsecured Notes, 9.000% (9.000% cash or 9.750% PIK) due 5/1/18(a) (c)	730,437

		Total Specialty Retail	4,659,525

Technology Hardware, Storage & Peripherals - 0.5%
475,000	B+	Dell Inc., Senior Unsecured Notes, 5.400% due 9/10/40	403,750
790,000	BB	NCR Corp., Company Guaranteed Notes, 6.375% due 12/15/23	825,550

		Total Technology Hardware, Storage & Peripherals	1,229,300

Textiles, Apparel & Luxury Goods - 0.5%
210,000	B-	Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes, 11.375% due 2/1/17(a)	153,300
270,000	BB	Hanesbrands Inc., Company Guaranteed Notes, 6.375% due 12/15/20	288,765
635,000	CCC+	Quiksilver Inc./QS Wholesale Inc., Senior Secured Notes, 7.875% due 8/1/18(a)	568,325
180,000	BB+	William Carter Co. (The), Company Guaranteed Notes, 5.250% due 8/15/21	187,650

		Total Textiles, Apparel & Luxury Goods	1,198,040

Tobacco - 0.2%
620,000	B-	Alliance One International Inc., Secured Notes, 9.875% due 7/15/21	590,550

Transportation Infrastructure - 3.0%
		Aircastle Ltd., Senior Unsecured Notes:
270,000	BB+	6.250% due 12/1/19	290,925
505,000	BB+	7.625% due 4/15/20	573,175
360,000	B-	CMA CGM SA, Senior Unsecured Notes, 8.500% due 4/15/17(a)	369,000
190,000	B+	CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes, 8.250% due 12/15/19(a)	202,825
325,000	B	Eletson Holdings, Senior Secured Notes, 9.625% due 1/15/22(a)	326,625
470,000	B+	Flexi-Van Leasing Inc., Company Guaranteed Notes, 7.875% due 8/15/18(a)	487,625
500,000	B	Florida East Coast Holdings Corp., Senior Secured Notes, 6.750% due 5/1/19(a)	512,500

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units	Rating††	Security	Value
		Fly Leasing Ltd., Senior Unsecured Notes:
$335,000	BB	6.750% due 12/15/20	$345,050
315,000	BB	6.375% due 10/15/21	314,212
930,000	B-	Gardner Denver Inc., Senior Unsecured Notes, 6.875% due 8/15/21(a)	927,675
255,000	BB-	Gulfmark Offshore Inc., Senior Unsecured Notes, 6.375% due 3/15/22	214,200
400,000	B3(f)	Horizon Lines LLC, Senior Secured Notes, 11.000% due 10/15/16(h)	405,500
370,000	CCC+	Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Unsecured Notes, 10.000% (10.000% cash or 10.750% PIK) due 2/15/18(a) (c)	380,175
320,000	CCC+	syncreon Group BV/syncreon Global Finance US Inc., Company Guaranteed Notes, 8.625% due 11/1/21(a)	312,800
330,000	B	Ultrapetrol Bahamas Ltd., Senior Secured Notes, 8.875% due 6/15/21	354,750
860,000	CCC+	Watco Cos LLC/Watco Finance Corp., Company Guaranteed Notes, 6.375% due 4/1/23(a)	879,350
405,000	B-	WaveDivision Escrow LLC/WaveDivision Escrow Corp., Senior Unsecured Notes, 8.125% due 9/1/20(a)	441,450
230,000	B-	XPO Logistics Inc., Senior Unsecured Notes, 7.875% due 9/1/19(a)	245,525

		Total Transportation Infrastructure	7,583,362

Wireless Telecommunication Services - 2.4%
800,000	BB	Crown Castle International Corp., Senior Unsecured Notes, 5.250% due 1/15/23	818,000
430,000	BB+	Softbank Corp., Company Guaranteed Notes, 4.500% due 4/15/20(a)	430,538
		Sprint Capital Corp., Company Guaranteed Notes:
50,000	BB-	6.875% due 11/15/28	47,125
1,925,000	BB-	8.750% due 3/15/32	2,033,281
		Sprint Communications Inc.:
420,000	BB+	Company Guaranteed Notes, 9.000% due 11/15/18(a)	487,200
		Senior Unsecured Notes:
305,000	BB-	7.000% due 8/15/20	314,150
475,000	BB-	11.500% due 11/15/21	592,563
		Sprint Corp., Company Guaranteed Notes:
1,065,000	BB-	7.875% due 9/15/23	1,120,913
10,000	BB-	7.125% due 6/15/24	9,937
215,000	B-	Syniverse Holdings Inc., Company Guaranteed Notes, 9.125% due 1/15/19	225,212

		Total Wireless Telecommunication Services	6,078,919

		TOTAL CORPORATE BONDS & NOTES (Cost - $238,436,583)	234,468,494

SENIOR LOANS - 0.4%
340,000	NR	AP NMT Acquisition B.V., 10.000% due 8/11/22	331,925
220,000	NR	CRC Health Corp., 9.000% due 9/28/21	225,603
150,000	NR	Gymboree Corp., 5.000% due 2/23/18	92,398
370,000	NR	Radnet Inc., 8.000% due 3/25/21	370,925

		TOTAL SENIOR LOANS (Cost - $1,044,789)	1,020,851

Shares/Units
PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
Banks - 0.4%
39,709		GMAC Capital Trust I, 8.125%(d)	1,049,906

Consumer Finance - 0.2%
423		Ally Financial Inc., 7.000%(a) (e)	426,715

		TOTAL PREFERRED STOCKS (Cost - $1,362,537)	1,476,621

COMMON STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
9,953		Bossier Casino Venture Holdco Inc. (Restricted)(a) (g) (h)*	0

ENERGY - 0.2%
Energy Equipment & Services - 0.2%
18,163		DeepOcean Group Holdings AS (Restricted)(a) (g) (h)*	458,984

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Shares	Security	Value
FINANCIALS - 0.0%
Real Estate Management & Development - 0.0%
515	Realogy Holdings Corp.*	$23,700

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
1,400	Physiotherapy Associates Holdings Inc.(g) (h)*	116,200

INDUSTRIALS - 0.0%
Marine - 0.0%
135,004	Horizon Lines Inc. (Restricted), Class A Shares(a) (h)*	86,402

MATERIALS - 0.0%
Metals & Mining - 0.0%
353,070	Mirabela Nickel Ltd.*	10,519

	TOTAL COMMON STOCKS (Cost - $986,148)	695,805

CONVERTIBLE PREFERRED STOCK - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
400	Halcon Resources Corp., 5.750%
	(Cost - $327,059)	209,350

WARRANTS - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
	Jack Cooper Holdings Corp., expires:
376	12/15/17(a)*	60,160
183	5/6/18(a)*	29,280

	TOTAL WARRANTS (Cost - $19,405)	89,440

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $242,176,521)	237,960,561

Face Amount
SHORT-TERM INVESTMENTS(j) - 4.7%
MONEY MARKET FUND - 1.0%
$2,635,418	Invesco STIT - Government & Agency Portfolio(k) (Cost - $2,635,418)	2,635,418

TIME DEPOSITS - 3.7%
4,491,312	Barclays Bank PLC - London, 0.030% due 12/1/14	4,491,312
3,605,484	JPMorgan Chase & Co. - Nassau, 0.030% due 12/1/14	3,605,484
1,034,220	Skandinaviska Enskilda Banken AB - Sweden, 0.030% due 12/1/14	1,034,220

	TOTAL TIME DEPOSITS (Cost - $9,131,016)	9,131,016

	TOTAL SHORT-TERM INVESTMENTS (Cost - $11,766,434)	11,766,434

	TOTAL INVESTMENTS - 100.2% (Cost - $253,942,955#)	249,726,995

	Liabilities in Excess of Other Assets - (0.2)%	(376,666)

	TOTAL NET ASSETS - 100.0%	$249,350,329

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Restricted security that may be sold to ‘‘qualified institutional buyers’’ pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	All or a portion of this security is on loan (See Note 1).

Schedules of Investments

(unaudited) (continued)

High Yield Investments

(c)	Payment in-kind security for which part of the income earned may be paid as additional principal. The rates shown reflect the rate paid if in cash or if paid as additional principal.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2014.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Rating by Moody’s Investors Service. All ratings are unaudited.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	Illiquid security.
(i)	Security is currently in default.
(j)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.7%.
(k)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

PLC	—	Public Limited Company

See pages 110 and 111 for definitions of ratings.

Summary of Investments by Security Type^
Corporate Bonds & Notes	93.9%
Preferred Stocks	0.6
Senior Loans	0.4
Common Stocks	0.3
Convertible Preferred Stocks	0.1
Warrants	0.0 **
Short-Term Investments	4.7

100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
SOVEREIGN BONDS - 56.2%
Australia - 0.3%
900,000	AUD	Queensland Treasury Corp., 4.250% due 7/21/23(a)	$812,602

Belgium - 1.5%
3,000,000	EUR	Belgium Government Bond, 3.250% due 9/28/16(a)	3,958,917

Brazil - 1.6%
		Brazil Letras do Tesouro Nacional:
9,510,000	BRL	0.000% due 10/1/15 - 7/1/18	2,890,159
		Brazil Notas do Tesouro Nacional Serie F:
3,954,000	BRL	10.000% due 1/1/21 - 1/1/25	1,472,764

		Total Brazil	4,362,923

Canada - 3.0%
		Province of Ontario Canada:
$1,000,000		1.000% due 7/22/16	1,005,195
1,500,000	CAD	4.200% due 6/2/20	1,462,316
3,100,000	CAD	3.150% due 6/2/22	2,854,434
700,000	CAD	3.450% due 6/2/45	622,839
		Province of Quebec Canada:
1,100,000	CAD	3.750% due 9/1/24	1,041,961
900,000	CAD	5.000% due 12/1/38	987,253

		Total Canada	7,973,998

Colombia - 0.4%
		Colombia Government International Bond:
100,000		2.032% due 11/16/15(b)	100,859
66,000,000	COP	9.850% due 6/28/27	39,052
		Colombian TES:
447,000,000	COP	5.000% due 11/21/18	201,204
517,900,000	COP	7.000% due 5/4/22	243,011
420,000,000	COP	10.000% due 7/24/24	235,170
180,000,000	COP	7.500% due 8/26/26	85,291
259,000,000	COP	6.000% due 4/28/28	106,834

		Total Colombia	1,011,421

France - 4.9%
1,200,000		Caisse d’Amortissement de la Dette Sociale, 3.375% due 3/20/24(a)	1,283,434
		France Government Bond OAT:
1,500,000	EUR	1.750% due 5/25/23 - 11/25/24	2,009,795
6,200,000	EUR	3.250% due 5/25/45	9,829,560

		Total France	13,122,789

Germany - 0.6%
800,000	EUR	Bundesrepublik Deutschland, 6.250% due 1/4/30	1,705,226

Indonesia - 0.6%
		Indonesia Treasury Bond:
200,000,000	IDR	7.875% due 4/15/19	16,577
1,723,000,000	IDR	8.250% due 7/15/21 - 6/15/32	143,179
3,902,000,000	IDR	7.000% due 5/15/22 - 5/15/27	296,066
2,702,000,000	IDR	12.900% due 6/15/22	286,049
100,000,000	IDR	10.250% due 7/15/22	9,366
300,000,000	IDR	5.625% due 5/15/23	21,527
3,197,000,000	IDR	8.375% due 3/15/24 - 9/15/26	271,720
1,948,000,000	IDR	9.000% due 3/15/29	173,994
181,000,000	IDR	10.500% due 8/15/30	17,980
3,760,000,000	IDR	9.500% due 7/15/31	345,893
672,000,000	IDR	6.375% due 4/15/42	43,363

		Total Indonesia	1,625,714

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
Italy - 16.4%
		Italy Buoni Poliennali Del Tesoro:
7,000,000	EUR	5.500% due 11/1/22	$11,140,068
9,100,000	EUR	4.500% due 5/1/23 - 3/1/24	13,804,492
5,500,000	EUR	4.750% due 8/1/23 - 9/1/44(a)	8,472,714
7,100,000	EUR	3.750% due 9/1/24	10,188,578

		Total Italy	43,605,852

Japan - 4.0%
230,000,000	JPY	Japan Government Forty Year Bond, 1.700% due 3/20/54	2,023,027
		Japan Government Thirty Year Bond:
600,000,000	JPY	2.500% due 9/20/35 - 6/20/36	6,210,707
260,000,000	JPY	1.700% due 9/20/44	2,334,946

		Total Japan	10,568,680

Malaysia - 0.7%
		Malaysia Government Bond:
100,000	MYR	3.741% due 2/27/15	29,589
1,500,000	MYR	4.012% due 9/15/17	447,755
680,000	MYR	3.260% due 3/1/18	198,225
1,300,000	MYR	5.734% due 7/30/19	417,433
220,000	MYR	4.378% due 11/29/19	66,993
1,190,000	MYR	4.160% due 7/15/21	360,090
300,000	MYR	4.181% due 7/15/24	90,969
400,000	MYR	4.498% due 4/15/30	122,843
100,000	MYR	4.935% due 9/30/43	31,172

		Total Malaysia	1,765,069

Mexico - 0.5%
		Mexican Bonos:
900,000	MXN	9.500% due 12/18/14	66,093
3,970,000	MXN	4.750% due 6/14/18	287,989
700,000	MXN	8.000% due 6/11/20	57,338
1,600,000	MXN	6.500% due 6/10/21	122,362
170,000	MXN	8.500% due 5/31/29	14,796
4,020,000	MXN	7.750% due 5/29/31 - 11/23/34	327,235
3,600,000	MXN	10.000% due 11/20/36	359,014

		Total Mexico	1,234,827

Netherlands - 1.5%
		Netherlands Government Bond:
3,100,000	EUR	0.750% due 4/15/15	3,869,359
200,000	EUR	3.250% due 7/15/15(a)	253,971

		Total Netherlands	4,123,330

New Zealand - 0.1%
400,000	NZD	New Zealand Government Bond, 5.500% due 4/15/23	349,111

Nigeria - 0.1%
		Nigeria Government Bond:
2,000,000	NGN	4.000% due 4/23/15	10,843
13,100,000	NGN	15.100% due 4/27/17	75,203
12,400,000	NGN	16.000% due 6/29/19	75,212
4,800,000	NGN	7.000% due 10/23/19	20,816
21,700,000	NGN	16.390% due 1/27/22	137,456

		Total Nigeria	319,530

Norway - 0.7%
12,300,000	NOK	Norway Government Bond, 5.000% due 5/15/15	1,778,663

Peru - 0.1%
		Peruvian Government International Bond:
100,000	PEN	8.200% due 8/12/26(c)	41,913
460,000	PEN	6.950% due 8/12/31	169,516
40,000	PEN	6.950% due 8/12/31(a) (c)	14,740

		Total Peru	226,169

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
Poland - 0.8%
		Poland Government Bond:
610,000	PLN	5.250% due 10/25/17 - 10/25/20	$201,300
200,000	PLN	3.750% due 4/25/18	63,113
1,000,000	PLN	2.500% due 7/25/18	303,651
500,000	PLN	3.250% due 7/25/19 - 7/25/25	160,077
1,300,000	PLN	5.500% due 10/25/19	449,604
2,100,000	PLN	5.750% due 10/25/21 - 9/23/22	778,859
400,000	PLN	4.000% due 10/25/23	135,569

		Total Poland	2,092,173

Qatar - 1.2%
$2,775,000		Qatar Government International Bond, 5.250% due 1/20/20(a)	3,156,562

Romania - 0.2%
		Romania Government Bond:
100,000	RON	5.800% due 10/26/15	29,208
500,000	RON	5.750% due 1/27/16 - 4/29/20	155,530
300,000	RON	5.900% due 7/26/17	92,340
800,000	RON	4.750% due 6/24/19 - 2/24/25	244,525
100,000	RON	5.950% due 6/11/21	32,548
100,000	RON	5.850% due 4/26/23	32,763

		Total Romania	586,914

Russia - 0.2%
		Russian Federal Bond - OFZ:
2,600,000	RUB	6.200% due 1/31/18	45,875
3,500,000	RUB	7.500% due 3/15/18 - 2/27/19	63,315
2,700,000	RUB	6.800% due 12/11/19	46,407
9,700,000	RUB	7.600% due 4/14/21 - 7/20/22	165,024
4,500,000	RUB	7.050% due 1/19/28	68,503
10,000,000	RUB	Russian Foreign Bond - Eurobond, 7.850% due 3/10/18	183,219

		Total Russia	572,343

Slovenia - 1.3%
1,400,000	EUR	Slovenia Government Bond, 4.625% due 9/9/24	2,128,048
		Slovenia Government International Bond:
400,000		5.500% due 10/26/22	448,500
700,000		5.250% due 2/18/24	773,500

		Total Slovenia	3,350,048

South Africa - 1.2%
		South Africa Government Bond:
18,200,000	ZAR	8.250% due 9/15/17 - 3/31/32	1,718,876
2,800,000	ZAR	8.000% due 12/21/18 - 1/31/30	260,062
7,400,000	ZAR	7.250% due 1/15/20	677,549
100,000	ZAR	7.750% due 2/28/23	9,255
800,000	ZAR	10.500% due 12/21/26	88,090
4,500,000	ZAR	7.000% due 2/28/31	367,330
100,000	ZAR	6.250% due 3/31/36	7,213
600,000	ZAR	8.500% due 1/31/37	54,843
300,000	ZAR	6.500% due 2/28/41	21,721

		Total South Africa	3,204,939

South Korea - 0.9%
2,200,000		Export-Import Bank of Korea, 5.000% due 4/11/22	2,508,222

Spain - 9.9%
100,000	EUR	Junta de Castilla y Leon, 6.505% due 3/1/19	152,435
		Spain Government Bond:
3,700,000	EUR	5.400% due 1/31/23(a)	5,944,172
2,000,000	EUR	4.800% due 1/31/24	3,130,174
10,200,000	EUR	3.800% due 4/30/24(a)	14,875,801
300,000	EUR	2.750% due 10/31/24(a)	401,491
1,250,000	EUR	Xunta de Galicia, 6.964% due 12/28/17	1,841,323

		Total Spain	26,345,396

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
Thailand - 0.1%
		Thailand Government Bond:
3,000,000	THB	3.650% due 12/17/21	$97,125
9,473,332	THB	1.250% due 3/12/28	262,152

		Total Thailand	359,277

Turkey - 0.4%
		Turkey Government Bond:
200,000	TRY	6.300% due 2/14/18	87,358
900,000	TRY	8.800% due 11/14/18 - 9/27/23	430,100
200,000	TRY	10.400% due 3/27/19 - 3/20/24	102,856
727,341	TRY	3.000% due 1/6/21 - 8/2/23	363,229
300,000	TRY	7.100% due 3/8/23	130,091
100,000	TRY	9.000% due 7/24/24	49,221

		Total Turkey	1,162,855

United Kingdom - 3.0%
		United Kingdom Gilt:
300,000	GBP	4.250% due 12/7/40	612,149
3,100,000	GBP	3.250% due 1/22/44	5,414,202
1,100,000	GBP	3.500% due 1/22/45	2,012,223

		Total United Kingdom	8,038,574

		TOTAL SOVEREIGN BONDS (Cost - $150,794,461)	149,922,124

CORPORATE BONDS & NOTES - 22.8%
Austria - 0.2%
500,000	EUR	Heta Asset Resolution AG, Senior Unsecured Notes, 0.152% due 3/20/15(b)	592,490

Bermuda - 0.3%
$700,000		Ooredoo International Finance Ltd., Company Guaranteed Notes, 4.750% due 2/16/21	762,125

Cayman Islands - 0.8%
900,000		IPIC GMTN Ltd., Company Guaranteed Notes, 5.500% due 3/1/22(a)	1,046,250
1,000,000		QNB Finance Ltd., Company Guaranteed Notes, 3.375% due 2/22/17	1,040,090

		Total Cayman Islands	2,086,340

Colombia - 0.1%
324,000,000	COP	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 8.375% due 2/1/21	157,718
95,000,000	COP	Financiera de Desarrollo Territorial SA Findeter, Senior Unsecured Notes, 7.875% due 8/12/24(a)	44,093

		Total Colombia	201,811

France - 0.8%
1,000,000		BPCE SA, Company Guaranteed Notes, 0.865% due 6/17/17(b)	1,002,384
1,200,000		Credit Agricole SA, Senior Unsecured Notes, 0.780% due 6/12/17(a) (b)	1,202,701

		Total France	2,205,085

Germany - 5.0%
400,000	GBP	FMS Wertmanagement AoeR, Government Guaranteed Notes, 0.750% due 12/15/17	619,362
6,400,000	EUR	KFW, Government Guaranteed Notes, 3.625% due 1/20/20	9,351,939
4,300,000	NZD	Landwirtschaftliche Rentenbank, Government Guaranteed Notes, 4.750% due 3/12/19	3,441,127

		Total Germany	13,412,428

Greece - 0.6%
1,300,000	EUR	National Bank of Greece SA, Covered Notes, 3.875% due 10/7/16	1,678,372

Ireland - 2.1%
		Depfa ACS Bank, Covered Notes:
2,400,000	EUR	3.875% due 11/14/16	3,197,650
900,000	EUR	4.875% due 5/21/19	1,339,758
500,000	EUR	German Postal Pensions Securitisation 2 PLC, Government Guaranteed Notes, 4.250% due 1/18/17	676,902
11,200,000	RUB	Novatek OAO via Novatek Finance Ltd., Senior Unsecured Notes, 7.750% due 2/21/17(a) (c)	201,438
9,500,000	RUB	Russian Railways via RZD Capital PLC, Senior Unsecured Notes, 8.300% due 4/2/19	160,737

		Total Ireland	5,576,485

Italy - 1.8%

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
		Banca Carige SpA, Covered Notes:
900,000	EUR	3.750% due 11/25/16	$1,183,516
400,000	EUR	3.875% due 10/24/18	548,623
		Banca Monte dei Paschi di Siena SpA, Covered Notes:
800,000	EUR	4.875% due 9/15/16	1,068,533
500,000	EUR	5.000% due 2/9/18	702,715
900,000	EUR	Banco Popolare SC, Senior Unsecured Notes, 3.500% due 3/14/19	1,175,544

		Total Italy	4,678,931

Jersey Channel Islands - 0.1%
200,000	GBP	HBOS Capital Funding LP, Company Guaranteed Notes, 9.540%(b) (d)	343,801

Luxembourg - 0.1%
7,000,000	RUB	Russian Agricultural Bank OJSC Via RSHB Capital SA, Senior Unsecured Notes, 8.700% due 3/17/16	130,692
10,000,000	RUB	Sberbank of Russia Via SB Capital SA, Senior Unsecured Notes, 7.000% due 1/31/16	188,052

		Total Luxembourg	318,744

Mexico - 0.0%
100,000	MXN	Petroleos Mexicanos, Company Guaranteed Notes, 9.150% due 3/28/16	7,772

Netherlands - 0.6%
700,000	CAD	Bank Nederlandse Gemeenten NV, Senior Unsecured Notes, 2.125% due 10/1/19(a) (c)	619,527
250,000	EUR	GMAC International Finance BV, Company Guaranteed Notes, 7.500% due 4/21/15	318,333
$500,000		SABIC Capital I BV, Company Guaranteed Notes, 3.000% due 11/2/15	510,493

		Total Netherlands	1,448,353

Norway - 0.6%
		Eksportfinans ASA, Senior Unsecured Notes:
900,000		2.375% due 5/25/16	905,400
100,000	CHF	2.875% due 11/16/16	106,159
500,000		5.500% due 6/26/17	535,625

		Total Norway	1,547,184

Portugal - 0.2%
500,000	EUR	Novo Banco SA, Covered Notes, 3.375% due 2/17/15	625,675

Qatar - 0.4%
850,000		Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Notes, 6.750% due 9/30/19	1,014,688

South Korea - 0.9%
		Korea Development Bank (The), Senior Unsecured Notes:
1,500,000		1.170% due 8/20/15(a)	1,505,541
850,000		4.000% due 9/9/16	892,731

		Total South Korea	2,398,272

Spain - 1.4%
400,000	EUR	AyT Cedulas Cajas IX Fondo de Titulizacion de Activos, Covered Notes, 3.750% due 3/31/15	503,298
		Banco Popular Espanol SA:
		Covered Notes:
500,000	EUR	4.000% due 10/18/16	664,258
700,000	EUR	4.125% due 3/30/17	944,932
300,000	EUR	3.500% due 9/11/17	403,909
200,000	EUR	Junior Subordinated Notes, 11.500%(b) (d)	285,510
200,000	EUR	Banco Santander SA, Junior Subordinated Notes, 6.250%(b) (d)	244,369
100,000	EUR	Cedulas TDA 6 Fondo de Titulizacion de Activos, Covered Notes, 3.875% due 5/23/25	148,019
400,000	EUR	Santander International Debt SAU, Company Guaranteed Notes, 4.500% due 5/18/15	507,084

		Total Spain	3,701,379

Supranational - 0.7%
1,400,000	NZD	Asian Development Bank, Senior Unsecured Notes, 4.625% due 3/6/19	1,115,466
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	313,076
800,000	AUD	0.500% due 8/10/23	498,088

		Total Supranational	1,926,630

United Kingdom - 1.4%
		Barclays Bank PLC:
900,000	GBP	Junior Subordinated Notes, 14.000%(b) (d)	1,868,864
200,000		Subordinated Notes, 7.750% due 4/10/23(b)	218,625

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
$500,000		HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(a)	$563,150
200,000	GBP	National Westminster Bank PLC, Subordinated Notes, 6.500% due 9/7/21	355,312
300,000	GBP	LBG Capital No.2 PLC, Company Guaranteed Notes, 15.000% due 12/21/19	656,838

		Total United Kingdom	3,662,789

United States - 4.7%
		Ally Financial Inc.:
		Company Guaranteed Notes:
100,000		2.434% due 12/1/14(b)	100,125
300,000		6.750% due 12/1/14	317,000
300,000		8.300% due 2/12/15	304,125
300,000		4.625% due 6/26/15	304,875
200,000		3.500% due 7/18/16	203,750
100,000		Senior Unsecured Notes, 6.750% due 12/1/14	105,250
800,000	EUR	BA Covered Bond Issuer, Covered Notes, 4.250% due 4/5/17	1,089,396
900,000	EUR	Bank of America Corp., Subordinated Notes, 0.779% due 5/23/17(b)	1,113,548
200,000		CIT Group Inc., Senior Unsecured Notes, 4.750% due 2/15/15(a)	201,375
		DISH DBS Corp., Company Guaranteed Notes:
100,000		7.750% due 5/31/15	103,625
200,000		7.125% due 2/1/16	213,000
500,000	AUD	Goldman Sachs Group Inc. (The), Senior Unsecured Notes, 3.225% due 4/12/16(b)	424,518
		HCA Inc., Company Guaranteed Notes:
400,000		6.375% due 1/15/15	422,595
100,000		6.500% due 2/15/16	105,125
		International Lease Finance Corp.:
200,000		Senior Secured Notes, 6.750% due 9/1/16(a)	215,000
		Senior Unsecured Notes:
400,000		4.875% due 4/1/15	404,500
200,000		8.625% due 9/15/15	210,250
100,000		5.750% due 5/15/16	104,457
1,200,000		JPMorgan Chase & Co., Unsecured Notes, 0.784% due 4/25/18(b)	1,200,192
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 12/30/16(c)	190,125
		MGM Resorts International, Company Guaranteed Notes:
750,000		6.625% due 7/15/15	770,625
200,000		7.500% due 6/1/16	214,740
500,000		Navient Corp., Senior Unsecured Notes, 5.000% due 4/15/15	506,875
600,000		Springleaf Finance Corp., Company Guaranteed Notes, 5.400% due 12/1/15	619,500
1,000,000		Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18	1,155,793
100,000		Time Warner Cable Inc., Company Guaranteed Notes, 5.850% due 5/1/17	110,068
400,000		T-Mobile USA Inc., Company Guaranteed Notes, 6.375% due 3/1/25	407,000
1,300,000		Verizon Communications Inc., Senior Unsecured Notes, 1.764% due 9/15/16(b)	1,327,312

		Total United States	12,444,744

		TOTAL CORPORATE BONDS & NOTES (Cost - $60,599,892)	60,634,098

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.0%
U.S. GOVERNMENT OBLIGATIONS - 9.0%
		U.S. Treasury Bonds:
100,000		3.125% due 8/15/44	104,094
5,900,000		3.000% due 11/15/44	6,001,409
5,682,555		U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/25	6,755,137
10,900,000		U.S. Treasury Notes, 2.375% due 8/15/24	11,076,275

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $23,561,699)	23,936,915

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.4%
		Alternative Loan Trust:
$16,978		Series 2005-21CB, Class A3, 5.250% due 6/25/35	$15,791
97,812		Series 2007-11T1, Class A12, 0.505% due 5/25/37(b)	62,345
45,041		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	37,744
56,584		Series 2007-7T2, Class A9, 6.000% due 4/25/37	42,881
600,000		Atrium CDO Corp., Series 7AR, Class AR, 1.332% due 11/16/22(a) (b)	598,440
78,048		Banc of America Funding Trust, Series 2006-A, Class 1A1, 2.640% due 2/20/36(b)	77,650
275,713		Banc of America Large Loan Inc., Series 2010-UB5, Class A4A, 5.677% due 2/17/51(a) (b) (h)	289,562
79,226		Banc of America Mortgage Trust, Series 2003-F, Class 3A1, 2.623% due 7/25/33(b)	79,617
2,814		BCAP LLC Trust, Series 2010-RR1, Class 1A1, 2.771% due 3/26/37(a) (b)	2,826
		Bear Stearns Adjustable Rate Mortgage Trust:
15,159		Series 2003-5, Class 1A2, 2.475% due 8/25/33(b)	15,226
16,287		Series 2003-7, Class 6A, 2.488% due 10/25/33(b)	16,444
70,024		Series 2004-2, Class 22A, 2.647% due 5/25/34(b)	67,611
14,913		Series 2004-2, Class 23A, 2.483% due 5/25/34(b)	13,976
31,021		Series 2005-2, Class A2, 2.515% due 3/25/35(b)	31,370
191,698		Bear Stearns Structured Products Inc., Series 2007-R6, Class 1A1, 2.506% due 1/26/36(b)	155,139
792,171	EUR	Claris ABS, Series 2011-1, Class A, 0.538% due 10/31/60(b)	977,037
1,200,000		Commercial Mortgage Pass-Through Certificates, Series 2014-KYO, Class A, 1.057% due 6/11/27(a) (b)	1,200,532
		Countrywide Home Loan Mortgage Pass Through Trust:
8,605		Series 2004-12, Class 11A1, 2.589% due 8/25/34(b)	7,622
47,357		Series 2005-11, Class 3A1, 2.456% due 4/25/35(b)	42,909
199,811		Series 2005-2, Class 1A1, 0.475% due 3/25/35(b)	154,166
23,121		Series 2005-3, Class 2A1, 0.445% due 4/25/35(b)	19,193
161,735		Series 2005-9, Class 1A3, 0.385% due 5/25/35(b)	137,962
79,908		Series 2005-HYB9, Class 3A2A, 2.313% due 2/20/36(b)	73,096
23,252		Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.472% due 8/25/33(b)	23,018
230,628		CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	153,885
50,608		CSMC Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	29,329
683,302	GBP	DECO 12-UK 4 PLC, Series 2007-C4X, Class A1, 0.717% due 1/27/20(b)	1,044,572
343,439	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 0.713% due 6/15/44(b)	511,613
757,166	GBP	Eurosail-UK PLC, Series 2007-6NCX, Class A2A, 1.263% due 9/13/45(b)	1,147,682
		Federal Home Loan Mortgage Corp. (FHLMC):
57,286		Series T-35, Class A, 0.435% due 9/25/31(b)	53,699
83,301		Series T-62, Class 1A1, 1.316% due 10/25/44(b)	84,585
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
91,736		Series 2391, Class FJ, 0.655% due 4/15/28(b)	93,011
152,519		Series 2614, Class SJ, 19.237% due 5/15/33(b) (c)	214,340
69,332		Series 3174, Class FM, 0.395% due 5/15/36(b)	69,355
13,754		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	15,633
		Federal National Mortgage Association (FNMA), REMICS:
11,320		Series 2003-34, Class A1, 6.000% due 4/25/43	12,583
4,161		Series 2005-120, Class NF, 0.255% due 1/25/21(b)	4,160
96,634		Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	110,928
486,140	EUR	German Residential Funding PLC, Series 2013-1, Class A, 1.231% due 8/27/24(b)	612,479
343,082	EUR	Giovecca Mortgages SRL, Series 2011-1, Class A, 0.682% due 4/23/48(b)	426,189
8,534		GSR Mortgage Loan Trust, Series 2003-1, Class A2, 1.911% due 3/25/33(b)	8,417
		Harborview Mortgage Loan Trust:
25,888		Series 2003-1, Class A, 2.483% due 5/19/33(b)	26,007
45,354		Series 2005-2, Class 2A1A, 0.374% due 5/19/35(b)	38,083
114,916		Series 2005-3, Class 2A1A, 0.394% due 6/19/35(b)	100,747
151,739		Series 2006-SB1, Class A1A, 0.963% due 12/19/36(b)	124,446
700,000		Hewett’s Island CDO Ltd., Series 2007-6X, Class B, 0.686% due 6/9/19(b)	692,806
		JPMorgan Mortgage Trust:
14,824		Series 2003-A2, Class 3A1, 1.990% due 11/25/33(b)	14,802

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
$6,803		Series 2005-A1, Class 6T1, 2.635% due 2/25/35(b)	$6,693
207,306		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.571% due 7/27/37(a) (b)	200,312
665,589	EUR	Leo-Mesdag BV, Series 2006-1, Class A, 0.462% due 8/29/19(b)	824,325
307,235	EUR	Lunet RMBS BV, Series 2013-1, Class A1, 0.583% due 12/26/45(b)	383,538
		Merrill Lynch Mortgage Investors Trust:
16,206		Series 2003-A2, Class 1A1, 2.220% due 2/25/33(b)	15,617
71,014		Series 2005-2, Class 1A, 1.582% due 10/25/35(b)	69,196
274,835		Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB, 6.027% due 6/12/50(b)	290,261
1,200,000		Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class A2R, 1.384% due 7/25/23(a) (b)	1,198,093
700,000	GBP	Newgate Funding, Series 2007-1X, Class A3, 0.720% due 12/1/50(b)	1,011,524
600,000		Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, 1.502% due 5/5/23(a) (b)	599,358
		Puma Finance Pty. Ltd.:
575,190	AUD	Series 2014-1, Class A, 3.555% due 5/13/45	491,693
549,060	AUD	Series 2014-2, Class A, 3.435% due 10/18/45(b)	467,491
91,845		Series G5, Class A1, 0.371% due 2/21/38(a) (b)	91,197
127,596	AUD	Series P11, Class BA, 3.040% due 8/22/37(b)	109,111
93,138		RALI Trust, Series 2007-QO2, Class A1, 0.305% due 2/25/47(b)	53,953
		Residential Asset Securitization Trust:
35,344		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	29,863
73,657		Series 2006-R1, Class A2, 0.555% due 1/25/46(b)	39,475
715,237	GBP	RMAC Securities No 1 PLC, Series 2006-NS3X, Class A2A, 0.713% due 6/12/44(b)	1,057,365
		Structured Adjustable Rate Mortgage Loan Trust:
19,197		Series 2004-1, Class 4A1, 2.527% due 2/25/34(b)	19,269
76,872		Series 2004-19, Class 2A1, 1.515% due 1/25/35(b)	61,965
85,107		Series 2004-4, Class 3A2, 2.464% due 4/25/34(b)	85,431
		Structured Asset Mortgage Investments II Trust:
99,472		Series 2005-AR2, Class 2A1, 0.385% due 5/25/45(b)	90,272
115,432		Series 2005-AR8, Class A1A, 0.435% due 2/25/36(b)	93,529
72,559		Series 2006-AR5, Class 1A1, 0.365% due 5/25/46(b)	55,032
199,361		Series 2007-AR4, Class A3, 0.375% due 9/25/47(b)	159,865
169,257		Series 2007-AR6, Class A1, 1.613% due 8/25/47(b)	150,712
206,503		Structured Asset Securities Corp. Trust, Series 2005-10, Class 4A1, 5.500% due 12/25/34	208,122
131,012	AUD	Torrens Trust, Series 2007-1, Class A, 3.060% due 10/19/38(b)	111,025
		Wachovia Bank Commercial Mortgage Trust:
900,000		Series 2006-C23, Class A5, 5.416% due 1/15/45(b)	939,198
440,492		Series 2006-C28, Class A4, 5.572% due 10/15/48	468,348
		WaMu Mortgage Pass Through Certificates Trust:
23,624		Series 2002-AR9, Class 1A, 1.513% due 8/25/42(b)	22,788
9,548		Series 2003-AR5, Class A7, 2.443% due 6/25/33(b)	9,661
89,555		Series 2005-AR13, Class A1A1, 0.445% due 10/25/45(b)	86,224
145,177		Series 2006-AR13, Class 2A, 2.163% due 10/25/46(b)	133,892
1,615		Washington Mutual Mortgage Loan Trust, Series 2001-7, Class A, 1.312% due 5/25/41(b)	1,607
39,076		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 3A, 1.053% due 7/25/46(b)	22,986
220,614		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 2.203% due 12/25/32(b)	221,092

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $20,106,511)	19,611,591

MORTGAGE-BACKED SECURITIES - 6.3%
FNMA - 6.3%
		Federal National Mortgage Association (FNMA):
577,543		5.700% due 8/1/18(b)	615,894
95,011		3.000% due 1/1/22	98,852
956,299		2.500% due 8/1/28	978,436
10,000,000		3.500% due 1/1/30(e)	10,572,656
4,000,000		3.500% due 2/1/30(e)	4,221,562
124,669		2.485% due 11/1/34(b)	133,491
182,198		6.500% due 8/1/37	212,228

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
		TOTAL FNMA	$16,833,119

GNMA - 0.0%
		Government National Mortgage Association II (GNMA):
$20,619		6.000% due 9/20/38	22,187

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $16,734,877)	16,855,306

MUNICIPAL BONDS - 0.8%
United States - 0.8%
1,500,000		Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, 6.890% due 1/1/42	1,818,750
295,000		School District of Philadelphia (The), Build America General Obligation Bonds, 6.765% due 6/1/40	326,447

		TOTAL MUNICIPAL BONDS (Cost - $1,795,000)	2,145,197

ASSET-BACKED SECURITIES - 0.5%
Automobiles - 0.4%
1,103,573		Motor PLC, Series 2014-1A, Class A1, 0.635% due 8/25/21(a) (b)	1,107,677
Student Loans - 0.1%
252,384		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.184% due 4/25/38(b)	254,491
38,196		South Carolina Student Loan Corp., Series 2008-1, Class A2, 0.784% due 3/1/18(b)	38,163

		Total Student Loans	292,654

		TOTAL ASSET-BACKED SECURITIES (Cost - $1,394,153)	1,400,331

Notional Amount†
PURCHASED OPTIONS - 0.0%
United States - 0.0%
100,000		OTC Eurodollar versus U.S. Dollar, Put @ $1.26, expires 02/20/2015, BOA	2,352
210,000		OTC U.S. Dollar versus Chinese Offshore Renminbi, Call @ $6.37, expires 03/03/2015, UBS	299
210,000		OTC U.S. Dollar versus Chinese Onshore Renminbi, Put @ $6.05, expires 03/03/2015, UBS	40

		TOTAL PURCHASED OPTIONS (Cost - $4,303)	2,691

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $274,990,896)	274,508,253

Face Amount†
SHORT-TERM INVESTMENTS - 6.8%
REPURCHASE AGREEMENTS - 0.1%
200,000		JPMorgan Securities repurchase agreement dated 11/28/14, 0.170% due 12/1/14, Proceeds at maturity - $200,003; (Fully collateralized by Federal Farm Credit Banks, 0.175% due 3/29/2017; Market Value - $209,977)(f)	200,000

		TOTAL REPURCHASE AGREEMENT (Cost - $200,000)	200,000

SOVEREIGN BONDS - 4.1%
1,310,000,000	JPY	Japan Treasury Discount Bill, 0.003% due 12/15/14(f)	11,038,074

		TOTAL SOVEREIGN BONDS (Cost - $12,255,001)	11,038,074

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units †		Security	Value
TIME DEPOSITS - 1.8%
223,390	AUD	ANZ National Bank - London, 1.762% due 12/1/14	$190,149
		BBH - Grand Cayman:
1,168	EUR	(0.105)% due 12/1/14	1,454
63	DKK	0.000% due 12/1/14	11
3,008	CHF	0.001% due 12/1/14	3,114
12,410	JPY	0.005% due 12/1/14	104
1,810	SGD	0.005% due 12/1/14	1,389
9,540	GBP	0.089% due 12/1/14	14,920
127	AUD	1.762% due 12/1/14	108
11,088	NZD	2.850% due 12/1/14	8,692
536	ZAR	4.250% due 12/1/14	6,195
94,863,262	JPY	DNB ASA - Oslo, 0.005% due 12/1/14	799,320
$ 1,162,163		JPMorgan Chase & Co. - Nassau, 0.030% due 12/1/14	1,162,163
1,994,211		Skandinaviska Enskilda Banken AB - Sweden, 0.030% due 12/1/14	1,994,211
		Wells Fargo - Grand Cayman:
287,206	EUR	(0.105)% due 12/1/14	357,400
198,339	CAD	0.206% due 12/1/14	173,434

		TOTAL TIME DEPOSITS (Cost - $4,712,664)	4,712,664

U.S. GOVERNMENT AGENCIES - 0.6%
		Federal Home Loan Bank Discount Notes:
100,000		0.100% due 1/26/15(f)	99,984
1,400,000		0.065% due 3/25/15(f)	1,399,712
200,000		Freddie Mac Discount Notes, 0.090% due 3/19/15(f)	199,946

		TOTAL U.S. GOVERNMENT AGENCIES (Cost - $1,699,642)	1,699,642

U.S. GOVERNMENT OBLIGATIONS - 0.2%
		U.S. Treasury Bills:
202,000		0.020% due 1/8/15(f) (g)	201,996
235,000		0.048% due 2/26/15(f) (g)	234,973

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $436,969)	436,969

		TOTAL SHORT-TERM INVESTMENTS (Cost - $19,304,276)	18,087,349

		TOTAL INVESTMENTS - 109.8% (Cost - $294,295,172#)	292,595,602

		Liabilities in Excess of Other Assets - (9.8)%	(25,996,174)

		TOTAL NET ASSETS - 100.0%	$266,599,428

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Restricted security that may be sold to ‘‘qualified institutional buyers’’ pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2014.
(c)	Illiquid security.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	This security is traded on a TBA basis (see Note 1).
(f)	Rate shown represents yield-to-maturity.
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CDO	—	Collateralized Debt Obligation
GMTN	—	Global Medium Term Note
OTC	—	Over The Counter
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
COP	—	Colombian Peso
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigerian Naira
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
ZAR	—	South African Rand
Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas
BOA	—	Bank of America
CITI	—	Citigroup Global Markets Inc.
DUB	—	Deutsche Bank AG
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
UBS	—	UBS Securities LLC

Summary of Investments by Security Type^
Sovereign Bonds	51.2%
Corporate Bonds & Notes	20.7
U.S. Government & Agency Obligations	8.2
Collateralized Mortgage Obligations	6.7
Mortgage-Backed Securities	5.7
Municipal Bonds	0.7
Asset-Backed Securities	0.5
Purchased Options	0.0 **
Short-Term Investments	6.3

100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%.

Schedule of Options Contracts Written

Notional Amount/ Number of Contracts		Security Name	Counterparty	Expiration Date	Strike Price	Value
United States
100,000	EUR	OTC Eurodollar versus U.S. Dollar, Call	BNP	12/29/14	$1.27	$346

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Schedule of Options Contracts Written (continued)

Notional Amount/ Number of Contracts		Security Name	Counterparty	Expiration Date	Strike Price	Value
100,000	EUR	OTC Eurodollar versus U.S. Dollar, Put	BOA	2/20/15	$1.22	$988
100,000	EUR	OTC Eurodollar versus U.S. Dollar, Call	BOA	2/20/15	1.27	853
$58,000		OTC U.S. Dollar versus Brazilian Real, Call	BOA	6/15/15	2.64	3,149
300,000		OTC U.S. Dollar versus Colombian Peso, Call	BOA	12/11/14	2,050.00	22,285
24,000		OTC U.S. Dollar versus Indian Rupee, Call	UBS	6/1/15	68.00	143
100,000		OTC U.S. Dollar versus Japanese Yen, Put	BOA	12/10/14	112.50	9
100,000		OTC U.S. Dollar versus Japanese Yen, Call	BOA	12/10/14	116.50	2,008
100,000		OTC U.S. Dollar versus Japanese Yen, Put	BCLY	12/24/14	115.00	156
100,000		OTC U.S. Dollar versus Japanese Yen, Put	UBS	12/24/14	115.00	156
100,000		OTC U.S. Dollar versus Japanese Yen, Call	BCLY	12/24/14	120.00	558
100,000		OTC U.S. Dollar versus Japanese Yen, Call	UBS	12/24/14	120.00	558
46,000		OTC U.S. Dollar versus Japanese Yen, Put	JPM	2/18/16	91.00	124
100,000		OTC U.S. Dollar versus Japanese Yen, Put	BOA	9/8/16	93.00	714
1,000,000		OTC U.S. Dollar versus Japanese Yen, Put	CITI	9/8/16	96.00	9,382
700,000		OTC U.S. Dollar versus Japanese Yen, Put	BCLY	9/8/16	97.00	7,197
1,400,000		OTC U.S. Dollar versus Japanese Yen, Put	BCLY	9/8/16	97.00	14,393
1,200,000		OTC U.S. Dollar versus Japanese Yen, Put	BOA	2/28/19	80.00	22,163
100,000		OTC U.S. Dollar versus Mexican Peso, Put	DUB	1/14/15	13.00	10
100,000		OTC U.S. Dollar versus Mexican Peso, Call	DUB	1/14/15	14.00	910
100,000		OTC U.S. Dollar versus Turkish Lira, Call	DUB	12/4/14	2.29	6
100,000		OTC U.S. Dollar versus Turkish Lira, Call	HSBC	12/17/14	2.28	181

		TOTAL OPTIONS CONRACTS WRITTEN (Premiums received — $139,822)				$86,289

Schedule of Forward Sale Commitments

Face Amount	Security	Value
$14,000,000	Federal National Mortgage Association (FNMA) 4.500% due 12/25/44(a)	$15,217,344

	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds — $15,135,156)	$15,217,344

(a)	This security is traded on a TBA basis (see Note 1).

For details of other financial instruments held by this Fund, refer to Note 2.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - 97.2%
California - 12.2%
$1,000,000	AA+	California Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges, Series A, Prerefunded 1/1/28 @100, AMBAC-Insured, 5.000% due 7/1/36(a)	$1,287,730
1,050,000	AA-	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health Project, Series A, 5.500% due 8/15/26	1,245,772
2,000,000	AA-	Garden Grove Unified School District, GO, 2010 Election, Series C, 5.000% due 8/1/35	2,281,740
1,500,000	A+	San Diego County, CA, Regional Airport Authority, Revenue Bonds, Series A, 5.000% due 7/1/43	1,657,245
1,500,000	A+	San Francisco, CA, City & County Airports Commission, Revenue Bonds, Series C-2, 5.000% due 5/1/21	1,730,190
1,230,000	Aa1(b)	Santa Monica-Malibu, CA, Unified School District, GO, Election of 2006, Series A, Prerefunded 8/1/17 @ 100, FGIC & NPFG-Insured, 5.000% due 8/1/26(a)	1,376,481

		Total California	9,579,158

Colorado - 12.9%
1,435,000	AA	City of Colorado Springs CO Utilities System Revenue, Revenue Bonds, System Improvement, Series B-2, 5.000% due 11/15/38	1,644,237
2,165,000	AA+	City of Longmont, CO, Revenue Bonds, 5.250% due 5/15/17	2,367,233
		Colorado Health Facilities Authority, Revenue Bonds:
1,000,000	A+	Catholic Health Initiatives, 5.250% due 2/1/31	1,129,270
1,500,000	AA-	Sisters of Charity of Leavenworth, Inc., 5.000% due 1/1/44	1,671,180
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Revenue Bonds, Revolving Fund, Series A, 5.500% due 9/1/22	1,252,360
2,000,000	A+	University of Colorado Hospital Authority, Revenue Bonds, Series A, 4.000% due 11/15/36	2,038,200

		Total Colorado	10,102,480

District of Colombia - 3.7%
2,500,000	AAA	District of Columbia, Revenue Bonds, Income Tax Revenue, Series A, 5.000% due 12/1/28	2,919,750

Florida - 2.9%
1,000,000	A	City of Jacksonville FL, Revenue Bonds, Better Jacksonville, 5.000% due 10/1/21	1,132,100
1,000,000	A+	County of Miami-Dade, FL-Water & Sewer System Revenue, Revenue Bonds, XLCA-Insured, 5.000% due 10/1/21	1,118,980

		Total Florida	2,251,080

Georgia - 5.6%
2,000,000	AA	Augusta GA Water & Sewerage Revenue, Revenue Bonds, AGM-Insured, 5.000% due 10/1/21	2,259,360
1,800,000	A	Municipal Electric Authority of Georgia, Revenue Bonds, Series B, 5.000% due 1/1/20	2,104,020

		Total Georgia	4,363,380

Illinois - 3.0%
		Illinois Finance Authority, Revenue Bonds:
1,000,000	A	Bradley University Projects, XLCA-Insured, 5.000% due 8/1/34	1,080,050
1,095,000	A2(b)	DePaul University, Series A, 5.375%, due 10/1/19	1,270,802

		Total Illinois	2,350,852

Kansas - 1.4%
1,065,000	AA+	Kansas Development Finance Authority, Revenue Bonds, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,106,439

Massachusetts - 3.1%
1,000,000	AAA	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A, 5.250% due 7/1/34	1,298,220
1,000,000	A2(b)	Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Northeastern University, Series R, 5.000% due 10/1/28	1,120,190

		Total Massachusetts	2,418,410

Michigan - 2.5%
1,750,000	AA	Kalamazoo Hospital Finance Authority, Revenue Bonds, Bronson Hospital, Series A, AGM-Insured, 5.000% due 5/15/26	1,919,855

Minnesota - 0.1%
41,984	AA+	Minneapolis & St. Paul, MN, Housing Finance Board, Revenue Bonds, CityLiving Home Programs, Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27	43,640

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
New Jersey - 4.2%
$1,340,000	Aa3(b)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	$1,669,184
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AtlantiCare Regional Medical Centre, 5.000% due 7/1/27	1,609,740

		Total New Jersey	3,278,924

North Carolina - 2.9%
2,000,000	A-	North Carolina Eastern Municipal Power Agency, Revenue Bonds, Series B, 5.000% due 1/1/26	2,253,880

Oregon - 3.4%
1,000,000	AA-	Port of Portland, OR, Revenue Bonds, Portland International Project, Series C, 5.000% due 7/1/16(c)	1,071,940
1,330,000	Aa2(b)	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NPFG-Insured, 5.000% due 6/15/22	1,608,768

		Total Oregon	2,680,708

Pennsylvania - 2.8%
2,000,000	A+	Monroeville Finance Authority, Revenue Bonds, Series B, 5.000% due 7/1/39	2,230,000

South Dakota - 2.1%
1,500,000	Aa2(b)	City of Sioux Falls, SD, Sales Tax, Revenue Bonds, Series A-1, NPFG-Insured, 4.750% due 11/15/36	1,622,520

Tennessee - 1.3%
1,000,000	BBB+	Knox County Health Educational & Housing Facility Board, Revenue Bonds, University Health System, 5.250% due 4/1/36	1,039,430

Texas - 16.8%
1,000,000	AA	City of Waxahachie, TX, GO, Series A, AGM-Insured, 5.000% due 8/1/25	1,103,380
2,000,000	AAA	Keller, TX, Independent School District, GO, PSF-GTD-Insured, 4.750% due 8/15/32	2,166,900
2,500,000	AAA	North East, TX, Independent School District, PSF-GTD-Insured, 5.250% due 2/1/30	3,202,250
2,000,000	AA	Round Rock, TX, Independent School District, GO, 5.000% due 8/1/33	2,269,080
		Texas Transportation Commission State Highway Fund, Revenue Bonds:
1,000,000	AAA	5.000%, due 4/1/27	1,093,980
2,575,000	AAA	5.250%, due 4/1/26	3,293,142

		Total Texas	13,128,732

Utah - 2.8%
2,000,000	AA	Utah State University of Agriculture & Applied Science, Revenue Bonds, Student Building Fee, Series B, 5.000% due 12/1/44	2,231,240

Washington - 8.0%
2,000,000	AA+	King County, School District No. 210 Federal Way, GO, FGIC & NPFG-Insured, 5.000% due 12/1/23	2,236,060
2,000,000	AA+	State of Washington, GO, Series A, 5.000% due 7/1/22	2,275,920
1,500,000	A	Washington Health Care Facilities Authority, Revenue Bonds, Series A, 5.000% due 11/1/18	1,722,090

		Total Washington	6,234,070

Wisconsin - 5.5%
2,500,000	AA+	Wisconsin Department of Transportation, Revenue Bonds, Series I, FGIC & NPFG-Insured, 5.000% due 7/1/20	2,969,425
1,340,000	BBB	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Divine Savior Health Care, Inc., 5.500% due 5/1/26	1,373,741

		Total Wisconsin	4,343,166

		TOTAL MUNICIPAL BONDS (Cost - $69,725,865)	76,097,714

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 1.4%
TIME DEPOSITS - 1.4%
$ 1,107,069	Barclays Bank PLC - London, 0.030% due 12/1/14	$1,107,069
12,296	BBH - Grand Cayman, 0.030% due 12/1/14	12,296

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,119,365)	1,119,365

	TOTAL INVESTMENTS - 98.6% (Cost - $70,845,230#)	77,217,079

	Other Assets in Excess of Liabilities - 1.4%	1,123,566

	TOTAL NET ASSETS - 100.0%	$78,340,645

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Bond Assurance Corporation
FGIC	—	Financial Guarantee Insurance Company
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
NPFG	—	National Public Finance Guarantee Corp.
PSF-GTD	—	Permanent School Fund Guaranteed
XLCA	—	XL Capital Assurance Inc.

See page 110 and 111 for definitions of ratings.

Summary of Investments by Industry^
Education	29.2%
Health Care Providers & Services	19.1
General Obligation	16.5
Transportation	11.2
Water and Sewer	6.0
Airport	5.8
Power	5.6
Utilities	2.1
Development	1.6
Public Facilities	1.4
Single Family Housing	0.1
Short-Term Investments	1.4

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Money Market Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 99.7%
CERTIFICATES OF DEPOSIT - 24.9%
$ 10,000,000	Bank of Montreal/Chicago IL, 0.236% due 8/7/15(c)	$10,000,000
10,000,000	Bank of Nova Scotia, 0.220% due 4/13/15	10,000,000
10,000,000	Landesbank Hessen-Thueringen Girozentrale, 0.180% due 1/22/15	10,000,000
12,000,000	Mizuho Bank LTD, 0.200% due 2/5/15	12,000,000
10,000,000	Norinchukin Bank, 0.200% due 2/19/15	9,999,889
10,000,000	Skandinaviska Enskilda Banken AB, 0.250% due 2/26/15	10,000,000
10,000,000	Sumitomo Mitsui Banking Corp., 0.250% due 4/21/15	10,000,000
10,000,000	Wells Fargo Bank N.A., 0.259% due 10/9/15(c)	10,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost - $81,999,889)	81,999,889

COMMERCIAL PAPER - 52.1%
12,000,000	Alpine Securitization Corp., 0.200% due 2/9/15(a) (b)	11,995,333
12,000,000	Apple Inc., 0.130% due 1/14/15(a) (b)	11,998,093
10,000,000	Autobahn Funding Co. LLC, 0.060% due 12/1/14(a) (b)	10,000,000
12,000,000	BMW US Capital LLC, 0.090% due 12/3/14(a) (b)	11,999,940
12,000,000	BNP Paribas Finance Inc., 0.220% due 1/16/15(b)	11,996,627
12,000,000	Caisse Centrale Desjardins, 0.120% due 12/8/14(a) (b)	11,999,720
12,000,000	Coca-Cola Co., 0.160% due 12/1/14(a) (b)	12,000,000
5,000,000	Collateralized Commercial Paper Co. LLC, 0.301% due 6/16/15(b)	4,991,792
13,000,000	Credit Agricole North America Inc., 0.090% due 12/1/14(b)	13,000,000
12,000,000	General Electric Capital Corp., 0.230% due 1/30/15(b)	11,995,400
6,000,000	JPMorgan Securities LLC, 0.270% due 4/7/15(b)	5,994,285
13,000,000	Natixis New York Branch, 0.090% due 12/1/14(b)	13,000,000
12,000,000	Old Line Funding Corp., 0.220% due 5/18/15(a) (b)	11,987,680
7,000,000	Svenska Handelsbanken AB, 0.200% due 3/19/15(a) (b)	6,995,800
10,000,000	Swedbank, 0.250% due 2/2/15(b)	9,995,625
12,000,000	Toyota Motor Credit Corp., 0.130% due 3/5/15(b)	11,995,927

	TOTAL COMMERCIAL PAPER (Cost - $171,946,222)	171,946,222

TIME DEPOSITS - 0.2%
500,159	Barclays, London, 0.030% due 12/1/14	500,159
85,851	JPMorgan Chase & Co. - Nassau, 0.030% due 12/1/14	85,851

	TOTAL TIME DEPOSITS (Cost - $586,010)	586,010

U.S. GOVERNMENT AGENCY - 22.5%
74,259,000	Federal Home Loan Bank (FHLB), Discount Notes, 0.000% due 12/1/14(b) (Cost - $74,259,000)	74,259,000

	TOTAL INVESTMENTS - 99.7% (Cost - $328,791,121#)	328,791,121

	Cash and Other Assets in Excessof Liabilities - 0.3%	990,726

	TOTAL NET ASSETS - 100.0%	$329,781,847

(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security had been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Rate shown represents yield-to-maturity.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2014.
#	Aggregate cost for federal income tax purposes is substantially the same.

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Consulting Group Capital Markets Funds (“Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Investments, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Portfolio securities of Money Market Investments are valued at amortized cost, which approximates market value. Equity securities for each Fund (other than Money Market Investments) for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its NAV.

Each business day, Emerging Markets Equity Investments and International Equity Investments use a Board-approved third-party pricing service to assist with the valuation of certain foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at November 30, 2014	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$386,255,148	$386,255,148	$—	$—
Consumer Staples	82,753,774	82,753,774	—	—
Energy	107,490,709	107,490,709	—	—
Financials	109,282,900	109,282,900	—	—
Health Care	340,727,333	340,727,333	—	—
Industrials	126,930,088	126,930,088	—	—
Information Technology	561,281,635	561,281,635	—	—
Materials	49,504,960	49,504,960	—	—
Telecommunication Services	22,747,121	22,747,121	—	—
Short-Term Investments:
Money Market Fund	28,164,076	28,164,076	—	—
Time Deposits	45,079,158	—	45,079,158	—

Total Investments, at value	$1,860,216,902	$1,815,137,744	$45,079,158	$—

Large Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$146,436,244	$146,436,244	$—	$—
Consumer Staples	52,799,334	52,799,334	—	—
Energy	166,742,963	166,742,963	—	—
Financials	326,963,837	326,963,837	—	—
Health Care	193,935,845	193,935,845	—	—
Industrials	116,387,666	116,387,666	—	—
Information Technology	187,744,003	187,744,003	—	—
Materials	72,976,915	72,976,915	—	—
Telecommunication Services	47,054,608	47,054,608	—	—
Utilities	55,013,339	55,013,339	—	—
Short-Term Investments:
Money Market Fund	7,759,001	7,759,001	—	—
Time Deposits	71,549,110	—	71,549,110	—

Total Investments, at value	$1,445,362,865	$1,373,813,755	$71,549,110	$—

	Total Fair Value at November 30, 2014	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Small Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$48,505,347	$48,505,347	$—	$—
Consumer Staples	7,930,420	7,930,420	—	—
Energy	10,325,207	10,325,207	—	—
Financials	19,747,288	19,747,288	—	—
Health Care	73,953,681	73,953,681	—	—
Industrials	56,023,837	56,023,837	—	—
Information Technology	55,791,515	55,791,515	—	—
Materials	11,105,792	11,105,792	—	—
Telecommunication Services	3,801,788	3,801,788	—	—
Short-Term Investments:
Money Market Fund	41,624,619	41,624,619	—	—
Time Deposits	11,550,997	—	11,550,997	—

Total Investments, at value	$340,360,491	$328,809,494	$11,550,997	$—

Small Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$31,561,361	$31,561,361	$—	$—
Consumer Staples	9,840,810	9,840,810	—	—
Energy	10,712,099	10,712,099	—	—
Financials	65,409,071	65,409,071	—	—
Health Care	12,730,659	12,730,659	—	—
Industrials	67,029,770	67,029,770	—	—
Information Technology	20,262,594	20,262,594	—	—
Materials	35,944,358	35,944,358	—	—
Telecommunication Services	414,615	414,615	—	—
Utilities	6,490,775	6,490,775	—	—
Exchange-Traded Securities:
Energy	1,187,358	1,187,358	—	—
Financials	419,483	419,483	—	—
Short-Term Investments:
Money Market Fund	18,532,261	18,532,261	—	—
Time Deposits	14,461,343	—	14,461,343	—

Total Investments, at value	$294,996,557	$280,535,214	$14,461,343	$—

	Total Fair Value at November 30, 2014		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)		Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Equity Investments
Investments, at value
Common Stocks:
France	$125,886,554		$—		$125,886,554	$—
Germany	114,102,666		—		114,102,666	—
Japan	173,549,439		597,194		172,952,245	—
Switzerland	112,511,148		6,772,014		105,739,134	—
United Kingdom	208,706,355	*	—		208,706,355	—	*
Other Countries**	308,987,209		40,039,270		268,876,132	71,807
Warrant:
Luxembourg	2,778,539		—		2,778,539	—
Exchange-Traded Security:
Guernsey	225,461		—		225,461	—
Rights:
Australia	107		—		107	—
Hong Kong	4,347		—		4,347	—
Portugal	9,286		—		9,286	—
Sweden	18,316		—		18,316	—
United Kingdom	50,690		50,690		—	—
Preferred Stocks:
Germany	6,867		—		6,867	—
Italy	298,606		—		298,606	—
Short-Term Investments:
Money Market Fund	19,113,294		19,113,294		—	—
Time Deposits	45,514,281		—		45,514,281	—

Total - Investments, at value	$1,111,763,165	*	$66,572,462		$1,045,118,896	$71,807	*

Emerging Markets Equity Investments
Investments, at value
Common Stocks:
Brazil	$45,163,893		$45,163,893		$—	$—
China	44,248,207		18,380,808		25,867,399	—
Hong Kong	17,676,083		4,146,714		13,529,369	—
India	50,874,261		5,018,799		45,855,462	—
South Africa	19,045,949		—		19,045,949	—
South Korea	24,620,215		—		24,620,215	—
Taiwan	17,993,895		7,119,625		10,874,270	—
Other Countries**	122,452,170		38,789,187	†	83,662,983	—
Preferred Stocks:
Brazil	3,046,892		3,046,892		—	—
India	26,712		26,712		—	—
Short-Term Investments:
Money Market Fund	14,599,599		14,599,599		—	—
Time Deposits	7,408,568		—		7,408,568	—

Total - Investments, at value	$367,156,444		$136,292,229		$230,864,215	$—

	Total Fair Value at November 30, 2014		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Investments
Investments, at value
Corporate Bonds & Notes	$239,313,641	*	$—	$239,313,641	$—	*
Mortgage-Backed Securities	173,754,804		—	173,754,804	—
U.S. Government & Agency Obligations	183,708,107		—	183,708,107	—
Collateralized Mortgage Obligations	109,920,372		—	107,029,442	2,890,930
Sovereign Bonds	33,230,594		—	33,230,594	—
Asset-Backed Securities	13,031,479		—	13,031,479	—
Municipal Bonds	7,237,921		—	7,237,921	—
Senior Loans	608,810		—	608,810	—
Preferred Stock:
Financials	800,471		800,471	—	—
Common Stocks:
Consumer Discretionary	14,700		14,700	—	—
Warrants:
Consumer Discretionary	5,805		5,805	—	—
Convertible Preferred Stock:
Consumer Discretionary	—	*	—	—	—	*
Purchased Options	182,278		—	182,278	—
Short-Term Investments:
Certificates of Deposit	1,100,000		—	1,100,000	—
Commercial Paper	3,694,078		—	3,694,078	—
Corporate Note	2,175,789		—	2,175,789	—
Repurchase Agreements	20,100,000		—	20,100,000	—
Sovereign Bonds	5,582,923		—	5,582,923	—
Time Deposits	34,976,297		—	34,976,297	—
U.S. Government Agencies	26,726,519		—	26,726,519	—
U.S. Government Obligations	6,319,426		—	6,319,426	—

Total Investments, at value	$862,484,014	*	$820,976	$858,772,108	$2,890,930	*

Other Financial Instruments
Futures Contracts	234,162		234,162	—	—
OTC Credit Default Swaps	192,035		—	192,035	—
OTC Interest Rate Swaps	98,451		—	98,451	—
Centrally Cleared Interest Rate Swaps	(945,389)		—	(945,389)	—
Centrally Cleared Credit Default Swaps	65,169		—	65,169	—
Forward Foreign Currency Contracts	2,649,761		—	2,649,761	—
Options Contracts Written	(338,537)		(23,875)	(314,662)	—

Total Other Financial Instruments	$1,955,652		$210,287	$1,745,365	$—

	Total Fair Value at November 30, 2014	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Investments
Investments, at value
Corporate Bonds & Notes	$234,468,494 *	$—	$234,244,177	$224,317	*
Senior Loans	1,020,851	—	1,020,851	—
Preferred Stocks:
Financials	1,476,621	1,476,621	—	—
Common Stocks:
Consumer Discretionary	— *	—	—	—	*
Energy	458,984	—	—	458,984
Financials	23,700	23,700	—	—
Health Care	116,200	—	—	116,200
Industrials	86,402	86,402	—	—
Materials	10,519	10,519	—	—
Convertible Preferred Stock:
Energy	209,350	209,350	—	—
Warrants:
Financials	89,440	89,440	—	—
Short-Term Investments:
Money Market Fund	2,635,418	2,635,418	—	—
Time Deposits	9,131,016	—	9,131,016	—

Total Investments, at value	$249,726,995 *	$4,531,450	$244,396,044	$799,501	*

International Fixed Income Investments
Investments, at value
Sovereign Bonds
Italy	$43,605,852	$—	$43,605,852	$—
Spain	26,345,396	—	26,345,396	—
Other Countries**	79,970,876	—	79,970,876	—
Corporate Bonds & Notes
Germany	13,412,428	—	13,412,428	—
Other Countries**	47,221,670	—	47,221,670	—
U.S. Government & Agency Obligations	23,936,915	—	23,936,915	—
Collateralized Mortgage Obligations	19,611,591	—	19,322,029	289,562
Mortgage-Backed Securities	16,855,306	—	16,855,306	—
Municipal Bonds	2,145,197	—	2,145,197	—
Asset-Backed Securities	1,400,331	—	1,400,331	—
Purchased Options	2,691	—	2,691	—
Short-Term Investments:
Repurchase Agreement	200,000	—	200,000	—
Sovereign Bond	11,038,074	—	11,038,074	—
Time Deposits	4,712,664	—	4,712,664	—
U.S. Government Agencies	1,699,642	—	1,699,642	—
U.S. Government Obligations	436,969	—	436,969	—

Total - Investments, at value	$292,595,602	$—	$292,306,040	$289,562

Other Financial Instruments
OTC Credit Default Swaps	68,438	—	68,438	—
Forward Sale Commitments	(15,217,344)	—	(15,217,344)	—
Futures Contracts	(316,990)	(316,990)	—	—
OTC Interest Rate Swaps	47,107	—	47,107	—
Centrally Cleared Interest Rate Swaps	1,020,580	—	1,020,580	—
OTC Cross Currency Swaps	(1,418,371)	—	(1,418,371)	—
Forward Foreign Currency Contracts	6,090,501	—	6,090,501	—
Options Contracts Written	(86,289)	—	(86,289)	—

Total Other Financial Instruments	$(9,812,368)	$(316,990)	$(9,495,378)	$—

	Total Fair Value at November 30, 2014	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Investments
Investments, at value
Municipal Bonds	$76,097,714	$—	$76,097,714	$—
Short-Term Investments:
Time Deposits	1,119,365	—	1,119,365	—

Total Investments, at value	$77,217,079	$—	$77,217,079	$—

Money Market Investments
Investments, at value
Short-Term Investments:
Certificates of Deposit	$81,999,889	$—	$81,999,889	$—
Commercial Paper	171,946,222	—	171,946,222	—
Time Deposits	586,010	—	586,010	—
U.S. Government Agency	74,259,000	—	74,259,000	—

Total Investments, at value	$328,791,121	$—	$328,791,121	$—

*	Includes securities that are fair valued at $0.
**	Other Countries represents Countries that are less than 5% of Total Net Assets.
†	Includes a security valued at $890,774 for Emerging Markets Equity Investments that transferred from Level 2 to Level 1. This change was due to a fair value factor for that security at August 31, 2014 that was not required at November 30, 2014.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2014, through November 30, 2014:

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes		Convertible Preffered Stocks		Rights	Credit Default Swaps
International Equity Investments
Balance as of August 31, 2014	$10,505	*	$—	$—	*	$—		$—		$10,505	$—
Total realized gain (loss)	—		—	—		—		—		—	—
Change in unrealized appreciation (depreciation)	(1,219)		—	—		—		—		(1,219)	—
Purchases	—		—	—		—		—		—	—
(Sales)	—		—	—		—		—		—	—
Transfers In	71,807		—	71,807		—		—		—	—
Transfers Out	(9,286)		—	—		—		—		(9,286)	—

Balance as of November 30, 2014	$71,807	*	$—	$71,807	*	$—		$—		$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2014	$(55,052	)*	$—	$(55,052	)*	$—		$—		$—	$—

Core Fixed Income Investments
Balance as of August 31, 2014	$—	*	$—	$—		$—	*	$—	*	$—	$—
Total realized gain (loss)	—		—	—		—		—		—	—
Change in unrealized appreciation (depreciation)	4		4	—		—		—		—	—
Purchases	400,000		400,000	—		—		—		—	—
(Sales)	—		—	—		—		—		—	—
Transfers In	2,490,926		2,490,926	—		—		—		—	—
Transfers Out	—		—	—		—		—		—	—

Balance as of November 30, 2014	$2,890,930	*	$2,890,930	$—		$—	*	$—	*	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2014	$(6,025)		$(6,025)	$—		$—		$—		$—	$—

High Yield Investments
Balance as of August 31, 2014	$1,081,709	*	$—	$601,991		$479,718	*	$—		$—	$—
Total realized gain (loss)	—		—	—		—		—		—	—
Accrued discounts (premiums)	744		—	—		744		—		—	—
Change in unrealized appreciation (depreciation)	(84,402)		—	(26,807)		(57,595)		—		—	—
Purchases	7,700		—	—		7,700		—		—	—
(Sales)	—		—	—		—		—		—	—
Transfers In	—		—	—		—		—		—	—
Transfers Out	(206,250)		—	—		(206,250)		—		—	—

Balance as of November 30, 2014	$799,501		$—	$575,184		$224,317		$—		$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2014	$(54,305	)*	$—	$(51,528)		$(2,777	)*	$—		$—	$—

International Fixed Income Investments
Balance as of August 31, 2014	$—		$—	$—		$—		$—		$—	$—
Total realized gain (loss)	—		—	—		—		—		—	—
Accrued discounts (premiums)	—		—	—		—		—		—	—
Change in unrealized appreciation (depreciation)	—		—	—		—		—		—	—
Purchases	—		—	—		—		—		—	—
(Sales)	—		—	—		—		—		—	—
Transfers In	289,562		289,562	—		—		—		—	—
Transfers Out	—		—	—		—		—		—	—

Balance as of November 30, 2014	$289,562		$289,562	$—		$—		$—		$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2014	$(5,995)		$(5,995)	$—		$—		$—		$—	$—

*	Includes securities that are fair valued at $0.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at period end for each Fund are disclosed in Note 2 or in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(v) Swaptions. Swaption contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as “Net change in unrealized appreciation (depreciation) from Investments” on the Statement of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as “Net realized gain (loss) from Investments” on the Statement of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vi) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(vii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve documentation risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(viii) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(ix) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(x) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Funds.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Such collateral is maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with its borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall on collateral value under certain circumstances.

At November 30, 2014, the aggregate market value of the loaned securities and the value of the collateral each Fund received were as follows:

Fund	Market Value of Securities on Loan	Value of Collateral Held
Large Capitalization Growth Investments	$26,231,936	$28,164,076
Large Capitalization Value Equity Investments	7,215,760	7,759,001
Small Capitalization Growth Investments	40,410,966	41,624,619
Small Capitalization Value Equity Investments	17,648,951	18,532,261
International Equity Investments	18,122,104	19,113,294
Emerging Markets Equity Investments	13,419,952	14,599,599
High Yield Investments	2,557,566	2,635,418

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in “Net realized gain (loss) on investments” on the Statement of Operations. Any fluctuation in the value of the purchased TBA commitments is included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(n) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(o) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis. Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2014 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(q) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(r) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(s) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(t) Indemnification. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

2. Investments

At November 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Unrealized Appreciation (Depreciation)

Fund	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Capitalization Growth Investments	$640,633,426	$(12,961,420)	$627,672,006
Large Capitalization Value Equity Invsetments	375,294,843	(26,959,232)	348,335,611
Small Capitalization Growth Investments	77,732,002	(8,331,693)	69,400,309
Small Capitalization Value Equity Investments	71,200,693	(11,949,124)	59,251,569
International Equity Investments	143,652,816	(108,234,318)	35,418,498
Emerging Markets Equity Investments	84,267,804	(43,068,078)	41,199,726
Core Fixed Income Investments	3,087,791	(11,696,870)	(14,784,661)
High Yield Investments	3,954,122	(9,378,850)	(5,424,728)
International Fixed Income Investments	13,205,442	(17,013,156)	(3,807,714)
Municipal Bond Invesments	6,371,849	—	6,371,849

At November 30, 2014, Core Fixed Income Investments and International Fixed Income Investments had open exchange traded futures contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

Core Fixed Income Investments

Open Futures Contracts	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90-Day Eurodollar December Futures	161	12/15	$39,948,125	$47,959
90-Day Eurodollar June Futures	48	6/15	11,956,800	—
90-Day Eurodollar June Futures	19	6/16	4,692,525	21,612
90-Day Eurodollar March Futures	86	3/15	21,445,175	1,197
90-Day Eurodollar March Futures	26	3/16	6,436,625	15,274
Euro-BTP Italian Government December Futures	25	12/14	4,169,362	141,750
U.S. Treasury 5-Year Note December Futures	11	12/14	1,322,234	2,406
U.S. Treasury 10-Year Note December Futures	12	12/14	1,531,875	3,375
U.S. Treasury 10-Year Note March Futures	176	3/15	22,360,251	184,251
U.S. Treasury Long Bond March Futures	171	3/15	24,388,875	342,000

				759,824

Contracts to Sell:
90-Day Eurodollar June Futures	67	6/18	16,325,388	(141,537)
90-Day Sterling Interest Rate June Futures	12	6/15	2,330,133	(7,038)
90-Day Sterling Interest Rate March Futures	2	3/15	388,590	(704)
90-Day Sterling Interest Rate September Futures	2	9/15	387,964	(1,564)
Euro-Bobl December Futures	40	12/14	6,383,772	(24,888)
Euro-Bund December Futures	52	12/14	9,890,740	(151,742)
Euro FX Currency December Futures	6	12/14	932,700	39,975
U.S. Treasury 2-Year Note March Futures	3	3/15	657,422	(891)
U.S. Treasury 5-Year Note March Futures	18	3/15	2,150,859	(13,578)
U.S. Treasury 10-Year Note March Futures	75	3/15	9,528,516	(79,992)
U.S. Treasury Long Bond March Futures	45	3/15	6,418,125	(87,594)
U.S. Treasury Ultra Bond March Futures	18	3/15	2,894,625	(56,109)

				(525,662)

Net Unrealized Gain on Open Futures Contracts				$234,162

International Fixed Income Investments

Open Futures Contracts	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Australia Government 10-Year Bond December Futures	63	12/14	$6,717,220	$172,687
Euro-Bobl December Futures	6	12/14	957,566	5,139
Euro-OAT December Futures	26	12/14	4,763,538	91,003
Euro-Schatz December Futures	23	12/14	3,173,805	573
U.S. Treasury 10-Year Note December Futures	1	12/14	127,656	2,211

				271,613

Contracts to Sell:
3-Month EURIBOR June Futures	20	6/15	6,217,333	(467)
Canada Government 10-Year Bond March Futures	25	3/15	3,010,887	(40,005)
Euro-Bund December Futures	18	12/14	3,423,718	(38,153)
Japan Government 10-Year Bond	7	12/14	8,665,066	(16,515)
U.S. Treasury 5-Year Note March Futures	44	3/15	5,257,656	(29,907)
U.S. Treasury 10-Year Note March Futures	147	3/15	18,675,891	(175,712)
U.S. Treasury Long Bond March Futures	23	3/15	3,698,688	(89,844)
U.S. Treasury Ultra Bond March Futures	96	3/15	13,692,000	(198,000)

				(588,603)

Net Unrealized Loss on Open Futures Contracts				$(316,990)

At November 30, 2014, Core Fixed Income Investments had deposited $123,710 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At November 30, 2014, International Fixed Income Investments had deposited $648,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

During the three months ended November 30, 2014, options contracts written transactions for Core Fixed Income Investments and International Fixed Income Investments were as follows:

Core Fixed Income Investments	Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2014	44,570,078	$500,810
Options written	58,600,567	456,991
Options closed	(10,300,284)	(135,164)
Options expired	(39,700,419)	(254,958)

Options contracts written, outstanding at November 30, 2014	53,170,104	$567,679

International Fixed Income Investments	Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2014	4,128,105	$109,364
Options written	5,133,227	152,986
Options closed	(420,263)	(78,631)
Options expired	(2,713,069)	(43,897)

Options contracts written, outstanding at November 30, 2014	6,128,000	$139,822

At November 30, 2014, Core Fixed Income Investments and International Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

Core Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	194,000	BOA	$165,133	12/2/14	$73
Australian Dollar	612,000	CITI	520,935	12/2/14	(3,767)
Australian Dollar	206,000	HSBC	175,347	12/2/14	(4,125)
Australian Dollar	1,673,000	HSBC	1,424,057	12/2/14	(10,472)
Australian Dollar	577,000	JPM	491,143	12/2/14	(16,467)
Australian Dollar	274,000	JPM	233,229	12/2/14	(5,550)
Australian Dollar	404,000	DUB	343,039	1/5/15	(2,268)
Brazilian Real	33,907	BNP	13,215	12/2/14	215
Brazilian Real	640,489	BNP	249,621	12/2/14	887
Brazilian Real	640,489	UBS	249,620	12/2/14	(561)
British Pound	115,000	BCLY	179,837	12/11/14	(8,455)
Euro	4,858,000	BCLY	6,045,296	12/2/14	(27,948)

Euro	595,000	BCLY	$740,418	12/2/14	$2,910
Euro	783,000	BNP	974,365	12/2/14	(22,772)
Euro	487,000	BNP	606,023	12/2/14	(12,252)
Euro	448,000	BOA	557,491	12/2/14	(3,114)
Euro	134,000	CITI	166,750	12/2/14	(1,034)
Euro	739,000	DUB	919,612	12/2/14	(10,950)
Euro	707,000	GSC	879,791	12/2/14	(9,654)
Euro	13,557,000	JPM	16,870,333	12/2/14	61,009
Euro	2,354,000	JPM	2,929,318	12/2/14	(20,831)
Euro	676,000	BOA	841,380	1/5/15	2,815
Euro	700,000	GSC	871,251	1/5/15	901
Euro	1,300,000	BCLY	1,618,194	1/16/15	(28,563)
Euro	414,000	BCLY	516,013	6/15/15	(39,147)
Euro	720,000	BCLY	897,415	6/15/15	(66,720)
Euro	2,499,000	BNP	3,114,776	6/15/15	(238,025)
Euro	1,242,000	JPM	1,548,040	6/15/15	(116,091)
Euro	1,039,000	JPM	1,295,019	6/15/15	(94,228)
Euro	108,000	BOA	135,784	6/13/16	(10,075)
Euro	477,000	DUB	599,716	6/13/16	(44,997)
Indian Rupee	1,420,480	BCLY	22,819	12/5/14	(181)
Indian Rupee	2,251,800	JPM	35,910	1/8/15	(90)
Japanese Yen	24,200,000	BCLY	203,910	12/2/14	(7,242)
Japanese Yen	21,600,000	BCLY	182,002	12/2/14	(830)
Japanese Yen	106,400,000	BOA	896,529	12/2/14	(39,441)
Japanese Yen	78,300,000	CITI	659,757	12/2/14	(64,619)
Japanese Yen	26,545,000	CITI	223,669	12/2/14	(21,911)
Japanese Yen	42,400,000	CITI	357,264	12/2/14	(36,091)
Japanese Yen	59,900,000	DUB	504,719	12/2/14	(45,262)
Japanese Yen	101,600,000	GSC	856,083	12/2/14	(36,711)
Japanese Yen	34,200,000	JPM	288,170	12/2/14	(8,556)
Japanese Yen	44,700,000	UBS	376,643	12/2/14	(7,918)
Japanese Yen	754,550,722	UBS	6,357,860	12/2/14	(19,344)
Japanese Yen	224,631,440	CITI	1,894,117	1/16/15	(63,984)
Mexican Peso	8,612,955	BNP	617,941	12/18/14	(26,018)
Mexican Peso	52,645,332	BNP	3,777,066	12/18/14	(101,227)
Mexican Peso	10,688,000	GSC	766,816	12/18/14	(33,184)
Mexican Peso	5,192,480	JPM	372,537	12/18/14	(23,699)
Mexican Peso	1,353,000	JPM	97,071	12/18/14	(2,745)
Mexican Peso	2,670,740	UBS	191,614	12/18/14	(8,386)
Mexican Peso	1,403,000	BCLY	100,375	2/5/15	(2,487)
Mexican Peso	1,677,000	BCLY	119,977	2/5/15	(2,709)
Mexican Peso	11,650,870	BNP	833,540	2/5/15	(48,788)
Swiss Franc	120,000	CITI	124,333	2/12/15	410

					(1,330,269)

Contracts to Sell:
Australian Dollar	3,182,000	GSC	2,708,518	12/2/14	94,824
Australian Dollar	160,000	HSBC	136,192	12/2/14	3,543
Australian Dollar	1,673,000	HSBC	1,420,554	1/5/15	10,492
Brazilian Real	674,395	BNP	262,835	12/2/14	590
Brazilian Real	640,489	UBS	249,620	12/2/14	7,697
Brazilian Real	640,489	BNP	247,177	1/5/15	(660)
British Pound	497,000	BOA	777,207	12/11/14	25,448
British Pound	30,000	JPM	46,914	12/11/14	1,000
Canadian Dollar	102,664	GSC	89,745	12/15/14	820
Danish Krone	306,000	HSBC	51,212	4/1/15	3,540
Euro	1,587,000	BNP	1,974,863	12/2/14	(4,206)
Euro	194,000	BOA	241,414	12/2/14	(272)
Euro	111,000	CITI	138,128	12/2/14	195
Euro	257,000	GSC	319,811	12/2/14	570
Euro	75,000	GSC	93,330	12/2/14	358
Euro	22,889,000	UBS	28,483,076	12/2/14	608,797
Euro	258,000	GSC	321,118	1/5/15	(185)
Euro	13,557,000	JPM	16,873,651	1/5/15	(60,666)
Euro	95,683	BOA	119,103	1/16/15	2,152
Euro	2,649,729	CSFB	3,298,288	1/16/15	57,037
Euro	2,050,000	JPM	2,551,767	1/16/15	44,712
Euro	651,000	BCLY	811,412	6/15/15	73,043
Euro	761,000	BCLY	948,517	6/15/15	64,680

Euro	499,000	BNP	$621,958	6/15/15	$54,781
Euro	1,140,000	BOA	1,420,906	6/15/15	129,072
Euro	832,000	CITI	1,037,012	6/15/15	100,332
Euro	2,031,000	JPM	2,531,456	6/15/15	171,832
Euro	700,000	BOA	873,065	8/7/15	63,092
Euro	100,000	DUB	124,724	8/7/15	9,069
Euro	1,220,000	BOA	1,533,866	6/13/16	138,242
Euro	378,000	BOA	475,247	6/13/16	41,158
Euro	1,140,000	BOA	1,433,285	6/13/16	123,009
Euro	984,000	DUB	1,237,151	6/13/16	110,142
Euro	700,000	BCLY	880,474	6/27/16	82,061
Euro	633,000	BOA	796,201	6/27/16	75,329
Indian Rupee	1,420,480	JPM	22,819	12/5/14	181
Indian Rupee	1,501,200	HSBC	23,940	1/8/15	60
Japanese Yen	792,795,722	BCLY	6,680,113	12/2/14	681,084
Japanese Yen	446,700,000	CITI	3,763,903	12/2/14	90,282
Japanese Yen	57,611,743	DUB	485,438	12/2/14	562
Japanese Yen	54,900,000	GSC	462,588	12/2/14	8,411
Japanese Yen	11,000,000	GSC	92,746	1/5/15	409
Japanese Yen	126,500,000	JPM	1,066,571	1/5/15	10,177
Japanese Yen	754,550,722	UBS	6,361,915	1/5/15	19,582
Japanese Yen	132,400,000	BCLY	1,116,411	1/16/15	120,221
Japanese Yen	260,360,000	JPM	2,195,384	1/16/15	239,252
Japanese Yen	10,148,120	BOA	85,775	8/7/15	14,225
Japanese Yen	61,181,100	HSBC	517,123	8/7/15	82,877
Mexican Peso	2,179,876	GSC	156,462	12/11/14	9,074
Mexican Peso	4,506,000	BCLY	323,285	12/18/14	10,569
Mexican Peso	4,750,921	BNP	340,857	12/18/14	12,143
Mexican Peso	7,769,226	BOA	557,407	12/18/14	33,593
Mexican Peso	1,401,057	CITI	100,520	12/18/14	3,480
Mexican Peso	5,066,694	DUB	363,513	12/18/14	12,487
Mexican Peso	1,505,859	DUB	108,039	12/18/14	2,961
Mexican Peso	20,418,645	DUB	1,464,946	12/18/14	91,353
Mexican Peso	2,089,323	DUB	149,900	12/18/14	5,100
Mexican Peso	18,598,952	DUB	1,334,392	12/18/14	80,085
Mexican Peso	9,925,012	DUB	712,076	12/18/14	44,404
Mexican Peso	4,015,401	DUB	288,087	12/18/14	9,913
Mexican Peso	1,447,068	DUB	103,821	12/18/14	3,179
Mexican Peso	474,838	GSC	34,068	12/18/14	932
Mexican Peso	3,111,810	GSC	223,258	12/18/14	11,549
Mexican Peso	1,686,188	GSC	120,976	12/18/14	4,024
Mexican Peso	1,689,597	JPM	121,221	12/18/14	4,779
Mexican Peso	1,113,724	UBS	79,905	12/18/14	2,095
Mexican Peso	4,805,573	UBS	344,778	12/18/14	11,222
Mexican Peso	1,063,490	UBS	76,301	12/18/14	2,699
Mexican Peso	11,819,055	BNP	847,662	12/24/14	49,386
Mexican Peso	38,417,337	BNP	2,752,864	1/8/15	167,940
Mexican Peso	5,033,888	BNP	360,420	1/22/15	19,855
Mexican Peso	789,647	BNP	56,538	1/22/15	3,039
Mexican Peso	691,168	GSC	49,486	1/22/15	2,847
Mexican Peso	2,896,000	BCLY	207,189	2/5/15	4,775
Mexican Peso	5,916,907	BNP	423,313	2/5/15	24,547
Mexican Peso	1,299,000	CITI	92,934	2/5/15	2,317
Mexican Peso	12,030,283	DUB	860,684	2/5/15	49,839
Swiss Franc	210,000	GSC	217,582	2/12/15	457
Swiss Franc	72,000	GSC	74,599	2/12/15	544
Swiss Franc	137,000	GSC	141,947	2/12/15	(108)

					3,980,030

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$2,649,761

International Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	6,439,204	HSBC	$5,481,050	12/2/14	$(40,305)

Australian Dollar	1,862,000	JPM	$1,584,935	12/2/14	$(53,140)
Brazilian Real	855,470	BCLY	333,406	12/2/14	(6,836)
Brazilian Real	248,196	BNP	96,731	12/2/14	344
Brazilian Real	257,996	BNP	100,550	12/2/14	(33)
Brazilian Real	10,834	BNP	4,223	12/2/14	(181)
Brazilian Real	47,180	BOA	18,388	12/2/14	(41)
Brazilian Real	19,776	DUB	7,707	12/2/14	(293)
Brazilian Real	70,848	DUB	27,612	12/2/14	(62)
Brazilian Real	272,967	HSBC	106,385	12/2/14	(1,721)
Brazilian Real	483,046	JPM	188,259	12/2/14	(423)
Brazilian Real	43,435	UBS	16,928	12/2/14	155
Brazilian Real	1,044,389	UBS	407,034	12/2/14	(914)
British Pound	10,270,647	DUB	16,062,267	12/2/14	(87,299)
British Pound	503,000	DUB	786,641	12/2/14	(2,979)
British Pound	154,000	DUB	240,841	12/2/14	(3,913)
British Pound	1,221,000	JPM	1,909,522	12/2/14	(4,224)
Canadian Dollar	756,000	CITI	661,070	12/2/14	(10,154)
Canadian Dollar	756,000	HSBC	661,070	12/2/14	(10,035)
Chilean Peso	2,980,000	BCLY	4,880	1/15/15	(120)
Chilean Peso	15,567,000	HSBC	25,490	1/15/15	(1,228)
Chilean Peso	13,719,500	UBS	22,465	1/15/15	(535)
Chinese Onshore Renminbi	571,253	JPM	92,691	12/29/14	(309)
Chinese Onshore Renminbi	14,100,000	JPM	2,253,082	9/8/15	(43,335)
Colombian Peso	95,059,000	BCLY	42,835	12/12/14	(3,165)
Colombian Peso	26,903,500	BOA	12,123	12/12/14	(877)
Colombian Peso	853,507,556	DUB	384,604	12/12/14	(33,270)
Colombian Peso	60,630,000	UBS	27,321	12/12/14	(2,374)
Euro	1,779,000	BNP	2,213,787	12/2/14	(44,758)
Euro	141,000	BOA	175,460	12/2/14	(771)
Euro	2,751,000	CITI	3,423,345	12/2/14	(4,824)
Euro	1,000,000	DUB	1,244,400	12/2/14	(14,818)
Euro	985,000	GSC	1,225,734	12/2/14	(13,450)
Euro	1,023,000	JPM	1,273,021	12/2/14	(25,196)
Euro	53,595,553	JPM	66,694,317	12/2/14	241,191
Euro	43,316,447	UBS	53,902,995	12/2/14	103,968
Euro	3,576,393	JPM	4,452,758	2/12/15	(35,079)
Euro	62,000	BOA	77,197	2/19/15	241
Hungarian Forint	76,337,975	BCLY	309,392	1/30/15	(3,030)
Indian Rupee	2,355,050	BCLY	37,458	1/20/15	(542)
Indian Rupee	21,314,430	JPM	339,017	1/20/15	(466)
Indian Rupee	3,495,520	JPM	55,201	2/26/15	(799)
Indonesian Rupiah	97,240,000	BCLY	7,951	12/15/14	(49)
Indonesian Rupiah	507,990,000	BCLY	41,536	12/15/14	(464)
Indonesian Rupiah	253,260,000	BOA	20,708	12/15/14	(292)
Indonesian Rupiah	241,400,000	DUB	19,738	12/15/14	(262)
Indonesian Rupiah	523,955,000	DUB	42,841	12/15/14	(159)
Indonesian Rupiah	241,900,000	DUB	19,779	12/15/14	(221)
Indonesian Rupiah	120,605,940	JPM	9,861	12/15/14	89
Indonesian Rupiah	55,574,164	UBS	4,544	12/15/14	(13)
Indonesian Rupiah	156,872,250	UBS	12,727	1/29/15	(128)
Indonesian Rupiah	88,064,847	UBS	7,145	1/29/15	36
Indonesian Rupiah	245,700,000	JPM	19,860	2/20/15	(140)
Indonesian Rupiah	245,700,000	UBS	19,860	2/20/15	(140)
Indonesian Rupiah	246,200,000	UBS	19,901	2/20/15	(99)
Indonesian Rupiah	246,000,000	UBS	19,884	2/20/15	(116)
Indonesian Rupiah	246,200,000	UBS	19,901	2/20/15	(99)
Indonesian Rupiah	124,900,000	BCLY	9,924	5/20/15	(76)
Indonesian Rupiah	124,950,000	HSBC	9,928	5/20/15	(72)
Indonesian Rupiah	124,900,000	JPM	9,924	5/20/15	(76)
Indonesian Rupiah	1,040,760,000	JPM	82,598	5/26/15	(1,402)
Israeli New Shekel	213,000	BNP	54,732	12/4/14	(200)
Japanese Yen	32,800,000	BOA	276,373	12/2/14	(5,262)
Japanese Yen	185,800,000	CITI	1,565,554	12/2/14	(153,336)
Japanese Yen	161,600,000	GSC	1,361,645	12/2/14	(58,390)
Japanese Yen	56,700,000	JPM	477,755	12/2/14	(16,705)
Japanese Yen	1,695,493,000	UBS	14,286,257	12/2/14	(43,467)
Japanese Yen	47,916,844	UBS	403,749	12/2/14	(1,228)
Japanese Yen	31,900,000	JPM	268,962	1/5/15	(1,071)
Korean Won	87,653,400	JPM	78,478	2/26/15	(5,277)

Malaysian Ringgit	3,134,430	UBS	$922,984	1/20/15	$(43,240)
Malaysian Ringgit	179,037	BCLY	52,587	2/26/15	(1,413)
Mexican Peso	11,847,839	BNP	850,029	12/18/14	(52,148)
Mexican Peso	3,149,520	BNP	225,964	12/18/14	(14,036)
Mexican Peso	7,540,314	BNP	540,984	12/18/14	(22,778)
Mexican Peso	1,206,440	DUB	86,557	12/18/14	(2,443)
Mexican Peso	1,267,000	HSBC	90,902	12/18/14	(4,161)
Mexican Peso	1,917,586	BNP	137,190	2/5/15	(4,308)
Mexican Peso	162,660	DUB	11,637	2/5/15	(363)
New Zealand Dollar	6,172,000	GSC	4,838,231	12/2/14	5,527
Nigerian Naira	3,677,715	HSBC	20,562	12/8/14	(1,460)
Peruvian Sol	33,035	BCLY	11,285	12/12/14	(158)
Philippine Peso	4,837,460	DUB	107,295	2/2/15	(61)
Polish Zloty	188,000	BCLY	55,742	1/30/15	(349)
Polish Zloty	347,000	BCLY	102,886	1/30/15	(363)
Polish Zloty	409,000	BOA	121,270	1/30/15	(662)
Polish Zloty	1,259,998	UBS	373,593	1/30/15	(1,629)
Romanian New Leu	59,965	BCLY	16,813	1/30/15	(187)
Romanian New Leu	70,706	HSBC	19,824	1/30/15	(176)
Russian Ruble	593,450	BCLY	11,716	12/15/14	(1,284)
Thai Baht	26,493,765	BOA	803,882	2/3/15	(7,069)
Thai Baht	490,350	JPM	14,878	2/3/15	(122)
Turkish Lira	38,187	BCLY	17,008	1/30/15	8
Turkish Lira	46,891	BCLY	20,885	1/30/15	(115)
Turkish Lira	118,126	BCLY	52,612	1/30/15	412
Turkish Lira	40,000	BCLY	17,816	1/30/15	73
Turkish Lira	2,586,555	BNP	1,152,021	1/30/15	11,766
Turkish Lira	58,422	BOA	26,020	1/30/15	20
Turkish Lira	158,529	BOA	70,607	1/30/15	607
Turkish Lira	92,799	HSBC	41,332	1/30/15	332
Turkish Lira	74,643	HSBC	33,245	1/30/15	245
Turkish Lira	78,636	JPM	35,023	1/30/15	223

					(533,531)

Contracts to Sell:
Australian Dollar	8,301,204	GSC	7,065,985	12/2/14	247,376
Australian Dollar	6,439,204	HSBC	5,467,563	1/5/15	40,383
Brazilian Real	855,470	BCLY	333,406	12/2/14	749
Brazilian Real	517,026	BNP	201,502	12/2/14	453
Brazilian Real	47,180	BOA	18,388	12/2/14	612
Brazilian Real	43,435	DUB	16,928	12/2/14	72
Brazilian Real	47,189	DUB	18,391	12/2/14	609
Brazilian Real	272,967	HSBC	106,384	12/2/14	239
Brazilian Real	210,079	JPM	81,875	12/2/14	3,260
Brazilian Real	272,967	JPM	106,385	12/2/14	594
Brazilian Real	1,087,824	UBS	423,962	12/2/14	13,073
Brazilian Real	248,196	BNP	95,784	1/5/15	(256)
Brazilian Real	342,280	BOA	132,092	1/5/15	15,908
Brazilian Real	92,706	JPM	35,777	1/5/15	3,169
Brazilian Real	180,683	JPM	69,729	1/5/15	7,417
Brazilian Real	235,750	JPM	90,980	1/5/15	9,020
Brazilian Real	1,113,209	UBS	429,609	1/5/15	38,815
Brazilian Real	272,967	HSBC	104,399	2/3/15	1,797
Brazilian Real	43,435	UBS	16,613	2/3/15	(138)
Brazilian Real	1,078,869	BCLY	405,712	4/2/15	7,727
Brazilian Real	26,625	BCLY	10,012	4/2/15	989
Brazilian Real	577,136	JPM	217,034	4/2/15	21,009
Brazilian Real	217,174	DUB	80,870	5/5/15	3,127
Brazilian Real	1,100,000	BNP	392,384	10/2/15	14,207
Brazilian Real	400,000	BNP	122,992	7/5/17	17,987
British Pound	11,984,000	BOA	18,741,780	12/2/14	564,444
British Pound	164,647	BOA	257,492	12/2/14	(492)
British Pound	173,000	BCLY	270,502	1/5/15	2,288
British Pound	10,270,647	DUB	16,059,128	1/5/15	87,141
Canadian Dollar	1,512,000	CITI	1,322,141	12/2/14	27,263
Canadian Dollar	7,498,000	GSC	6,554,488	12/15/14	59,896
Canadian Dollar	756,000	CITI	660,524	1/5/15	10,167
Canadian Dollar	756,000	HSBC	660,525	1/5/15	10,049
Chinese Onshore Renminbi	14,100,000	JPM	2,253,082	9/8/15	(121,079)

Colombian Peso	25,296,000	BCLY	$11,399	12/12/14	$601
Colombian Peso	313,686,050	DUB	141,351	12/12/14	10,680
Colombian Peso	92,796,000	DUB	41,815	12/12/14	2,185
Euro	1,671,000	BCLY	2,079,393	12/2/14	(8,173)
Euro	531,000	BNP	660,776	12/2/14	15,443
Euro	793,000	BNP	986,810	12/2/14	(2,102)
Euro	4,887,000	CITI	6,081,384	12/2/14	37,710
Euro	39,912,740	CITI	49,667,422	12/2/14	1,190,190
Euro	54,000	JPM	67,198	12/2/14	179
Euro	56,742,260	UBS	70,610,079	12/2/14	1,509,219
Euro	5,517,000	BOA	6,866,706	1/5/15	(22,972)
Euro	478,000	CITI	594,940	1/5/15	1,904
Euro	53,595,553	JPM	66,707,433	1/5/15	(239,836)
Euro	43,316,447	UBS	53,913,595	1/5/15	(105,688)
Euro	186,000	JPM	231,590	2/19/15	(433)
Indian Rupee	2,433,210	DUB	38,701	1/20/15	299
Indian Rupee	4,913,240	DUB	77,589	2/26/15	411
Indian Rupee	2,345,575	JPM	37,042	2/26/15	72
Israeli New Shekel	213,000	DUB	54,733	12/4/14	4,913
Israeli New Shekel	84,951	BCLY	21,832	1/14/15	168
Israeli New Shekel	84,973	BCLY	21,837	1/14/15	163
Israeli New Shekel	213,000	BNP	54,739	1/14/15	203
Israeli New Shekel	84,951	BOA	21,832	1/14/15	168
Israeli New Shekel	84,940	BOA	21,829	1/14/15	171
Israeli New Shekel	32,320	BOA	8,306	1/14/15	318
Israeli New Shekel	504,022	DUB	129,530	1/14/15	3,470
Israeli New Shekel	41,170	DUB	10,580	1/14/15	420
Israeli New Shekel	125,460	HSBC	32,243	1/14/15	1,049
Israeli New Shekel	166,148	JPM	42,699	1/14/15	301
Japanese Yen	1,786,193,000	BCLY	15,050,497	12/2/14	1,534,504
Japanese Yen	47,916,844	BCLY	403,748	12/2/14	41,165
Japanese Yen	346,200,000	JPM	2,917,088	12/2/14	79,824
Japanese Yen	420,000,000	CITI	3,539,577	12/15/14	388,961
Japanese Yen	20,000,000	JPM	168,552	12/15/14	18,954
Japanese Yen	473,000,000	JPM	3,986,238	12/15/14	448,269
Japanese Yen	377,000,000	UBS	3,177,192	12/15/14	357,139
Japanese Yen	20,000,000	UBS	168,552	12/15/14	18,946
Japanese Yen	211,500,000	JPM	1,783,240	1/5/15	6,535
Japanese Yen	1,695,493,000	UBS	14,295,370	1/5/15	44,001
Japanese Yen	47,916,844	UBS	404,005	1/5/15	1,244
Korean Won	24,336,000	BCLY	21,789	2/26/15	1,017
Korean Won	63,649,000	UBS	56,986	2/26/15	1,981
Malaysian Ringgit	284,368	UBS	83,737	1/20/15	1,263
Malaysian Ringgit	50,663	DUB	14,881	2/26/15	119
Malaysian Ringgit	105,536	DUB	30,998	2/26/15	1,002
Malaysian Ringgit	261,612	DUB	76,841	2/26/15	1,159
Malaysian Ringgit	310,434	DUB	91,181	2/26/15	1,819
Malaysian Ringgit	67,670	HSBC	19,876	2/26/15	124
Malaysian Ringgit	208,782	JPM	61,324	2/26/15	1,676
Malaysian Ringgit	23,184	JPM	6,810	2/26/15	190
Malaysian Ringgit	67,570	JPM	19,847	2/26/15	153
Malaysian Ringgit	390,677	UBS	114,750	2/26/15	4,250
Malaysian Ringgit	33,845	UBS	9,941	2/26/15	59
Mexican Peso	59,000	BCLY	4,233	12/18/14	127
Mexican Peso	536,586	BCLY	38,498	12/18/14	2,502
Mexican Peso	283,616	BCLY	20,348	12/18/14	652
Mexican Peso	302,000	BCLY	21,667	12/18/14	651
Mexican Peso	606,000	BCLY	43,478	12/18/14	1,500
Mexican Peso	933,479	BNP	66,973	12/18/14	3,430
Mexican Peso	144,056	DUB	10,335	12/18/14	665
Mexican Peso	263,420	DUB	18,899	12/18/14	1,101
Mexican Peso	405,341	DUB	29,081	12/18/14	1,919
Mexican Peso	706,249	HSBC	50,670	12/18/14	3,330
Mexican Peso	778,000	UBS	55,818	12/18/14	3,269
Mexican Peso	1,501,813	BNP	107,444	2/5/15	6,289
Mexican Peso	2,676,000	HSBC	191,449	2/5/15	5,033
Mexican Peso	408,000	JPM	29,190	2/5/15	732
New Zealand Dollar	6,172,000	UBS	4,838,230	12/2/14	46,889
New Zealand Dollar	6,172,000	GSC	4,820,421	1/5/15	(3,739)

Norwegian Krone	12,779,000	CITI	$1,812,042	2/12/15	$47,465
Peruvian Sol	11,610	BCLY	3,966	12/12/14	34
Peruvian Sol	11,608	DUB	3,965	12/12/14	35
Peruvian Sol	46,288	DUB	15,811	12/12/14	189
Philippine Peso	404,460	DUB	8,971	2/2/15	11
Polish Zloty	16,000	BCLY	4,744	1/30/15	1
Polish Zloty	17,000	BCLY	5,040	1/30/15	44
Polish Zloty	17,000	DUB	5,040	1/30/15	13
Romanian New Leu	397,000	BCLY	111,310	1/30/15	2,387
Romanian New Leu	230,000	HSBC	64,486	1/30/15	(345)
Romanian New Leu	111,000	JPM	31,122	1/30/15	(89)
Russian Ruble	798,300	BCLY	15,759	12/15/14	1,665
Russian Ruble	6,001,130	DUB	118,473	12/15/14	19,772
South African Rand	9,999,830	DUB	893,116	1/30/15	324
South African Rand	450,000	JPM	40,191	1/30/15	340
Swiss Franc	1,554,000	CITI	1,610,108	2/12/15	(4,288)
Swiss Franc	4,294,000	JPM	4,449,036	2/12/15	38,801
Thai Baht	1,980,360	HSBC	60,089	2/3/15	(89)
Thai Baht	264,168	HSBC	8,015	2/3/15	(15)
Thai Baht	561,340	JPM	17,032	2/3/15	(32)
Turkish Lira	230,000	DUB	102,440	1/30/15	197

					6,624,032

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$6,090,501

At November 30, 2014, Core Fixed Income Investments held the following OTC interest rate swap contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counter party	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	BRL-CDI-Compounded	8.075%	01/02/2015	HSBC	BRL	2,700,000	$(23,203)	$5,192	$(28,395)
Pay	BRL-CDI-Compounded	8.440%	01/02/2015	BOA	BRL	3,500,000	(17,355)	21,391	(38,746)
Pay	BRL-CDI-Compounded	8.560%	01/02/2015	UBS	BRL	1,300,000	(9,217)	53	(9,270)
Pay	BRL-CDI-Compounded	9.930%	01/02/2015	UBS	BRL	5,000,000	45,981	120	45,861
Pay	BRL-CDI-Compounded	10.910%	01/02/2017	BNP	BRL	700,000	(2,164)	(2,998)	834
Pay	BRL-CDI-Compounded	11.470%	01/02/2017	BNP	BRL	9,400,000	8,425	6,919	1,506
Pay	BRL-CDI-Compounded	11.470%	01/02/2017	DUB	BRL	3,500,000	3,137	52	3,085
Pay	BRL-CDI-Compounded	11.470%	01/02/2017	GSC	BRL	8,800,000	7,887	3,651	4,236
Pay	BRL-CDI-Compounded	11.470%	01/02/2017	HSBC	BRL	6,800,000	6,094	6,358	(264)
Pay	BRL-CDI-Compounded	11.500%	01/04/2021	DUB	BRL	3,800,000	7,961	6,713	1,248
Pay	BRL-CDI-Compounded	11.500%	01/04/2021	UBS	BRL	800,000	1,676	(985)	2,661
Pay	BRL-CDI-Compounded	12.000%	01/04/2021	DUB	BRL	600,000	4,636	183	4,453
Pay	BRL-CDI-Compounded	12.055%	01/04/2021	BNP	BRL	100,000	940	(546)	1,486
Pay	BRL-CDI-Compounded	12.055%	01/04/2021	BOA	BRL	300,000	2,819	(1,142)	3,961
Pay	BRL-CDI-Compounded	12.055%	01/04/2021	DUB	BRL	2,200,000	20,675	1,753	18,922
Pay	BRL-CDI-Compounded	12.055%	01/04/2021	HSBC	BRL	400,000	3,760	632	3,128
Pay	28-Day MXN TIIE Banxico	5.610%	07/07/2021	UBS	MXN	5,700,000	5,716	(9,341)	15,057
Pay	28-Day MXN TIIE Banxico	5.700%	01/18/2019	BOA	MXN	3,000,000	8,349	(807)	9,156
Pay	28-Day MXN TIIE Banxico	5.700%	01/18/2019	DUB	MXN	1,000,000	2,921	(417)	3,338
Pay	28-Day MXN TIIE Banxico	5.700%	01/18/2019	JPM	MXN	1,000,000	2,922	(341)	3,263
Pay	28-Day MXN TIIE Banxico	5.840%	09/14/2021	UBS	MXN	12,200,000	21,612	2,634	18,978
Pay	28-Day MXN TIIE Banxico	6.320%	11/12/2019	BOA	MXN	6,000,000	1,220	0	1,220
Pay	28-Day MXN TIIE Banxico	6.810%	06/19/2034	DUB	MXN	2,000,000	1,614	(1,788)	3,402
Pay	28-Day MXN TIIE Banxico	6.915%	09/10/2029	CITI	MXN	9,400,000	33,271	12,368	20,903
Receive	3-Month USD-LIBOR	2.750%	02/17/2042	BCLY	USD	1,545,000	23,321	0	23,321
Pay	3-Month USD-LIBOR	2.805%	04/09/2026	BCLY	USD	2,970,000	17,871	0	17,871
Receive	3-Month USD-LIBOR	3.125%	04/09/2046	BCLY	USD	1,340,000	(17,026)	0	(17,026)
Pay	3-Month USD-LIBOR	3.145%	03/15/2026	BCLY	USD	2,620,000	98,461	0	98,461
Receive	3-Month USD-LIBOR	3.490%	03/15/2046	BCLY	USD	1,170,000	(100,963)	0	(100,963)
Receive	BRL-CDI-Compounded	0.000%	11/15/2027	BCLY	USD	595,000	(13,236)	0	(13,236)

							$148,105	$49,654	$98,451

At November 30, 2014, Core Fixed Income Investments held the following centrally cleared interest rate swap contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Unrealized Appreciation
Receive	6-Month GBP-LIBOR	1.500%	09/18/2016	BCLY	GBP	8,000,000	$(69,242)
Receive	6-Month GBP-LIBOR	1.510%	10/07/2016	BCLY	GBP	100,000	(692)
Receive	6-Month GBP-LIBOR	1.880%	10/05/2017	CITI	GBP	1,300,000	(23,665)
Pay	28-Day MXN TIIE Banxico	5.700%	01/18/2019	CITI	MXN	1,000,000	669
Pay	28-Day MXN TIIE Banxico	5.840%	09/14/2021	BCLY	MXN	35,400,000	116,532
Pay	28-Day MXN TIIE Banxico	6.810%	06/19/2034	BCLY	MXN	29,000,000	12,034
Pay	28-Day MXN TIIE Banxico	6.915%	09/10/2029	BCLY	MXN	5,100,000	13,837
Pay	28-Day MXN TIIE Banxico	6.915%	09/10/2029	CITI	MXN	500,000	1,642
Pay	3-Month USD-LIBOR	0.087%	12/30/2014	BCLY	USD	3,600,000	(94)
Pay	3-Month USD-LIBOR	0.087%	12/30/2014	CITI	USD	3,600,000	(94)
Pay	3-Month USD-LIBOR	0.089%	02/27/2015	BCLY	USD	8,500,000	(463)
Pay	3-Month USD-LIBOR	0.089%	02/27/2015	CITI	USD	1,500,000	(98)
Pay	3-Month USD-LIBOR	1.650%	10/16/2019	BCLY	USD	15,600,000	55,959
Receive	3-Month USD-LIBOR	1.780%	12/02/2019	BCLY	USD	4,900,000	(30,980)
Receive	3-Month USD-LIBOR	2.800%	12/18/2043	BCLY	USD	4,700,000	(195,113)
Receive	3-Month USD-LIBOR	3.000%	06/19/2043	MSC	USD	7,400,000	(684,063)
Receive	3-Month USD-LIBOR	3.676%	11/15/2043	BCLY	USD	910,000	(146,591)
Pay	3-Month USD-LIBOR	4.000%	06/19/2024	BCLY	USD	200,000	5,033

							$(945,389)

At November 30, 2014, Core Fixed Income Investments held the following OTC credit default swap contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter party	Implied Credit Spread at 11/30/14 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International, BBB-	1.000%	09/20/2016	JPM	0.693%	USD	5,800,000	$43,937	$(81,072)	$125,009
China Government International, AA-	1.000%	12/20/2019	HSBC	0.778%	USD	600,000	7,667	3,969	3,698
Hellenic Republic Government, B	1.000%	12/20/2015	GSC	9.396%	USD	200,000	(16,171)	(9,171)	(7,000)

Italy Government International, BBB	1.000%	09/20/2016	BNP	0.535%	USD	300,000	$3,133	$3,210	$(77)
Italy Government International, BBB	1.000%	06/20/2019	DUB	1.047%	USD	100,000	(10)	(727)	717
Italy Government International, BBB	1.000%	06/20/2019	BCLY	1.047%	USD	100,000	(10)	(632)	622
Markit iTraxx Europe Indices Series 22	1.000%	12/20/2019	GSC	1.375%	EUR	400,000	(8,118)	(23,561)	15,443
Markit iTraxx Europe Indices Series 22	1.000%	12/20/2019	BCLY	1.375%	EUR	400,000	(8,118)	(24,532)	16,414
Metlife Inc., A-	1.000%	06/20/2017	DUB	0.319%	USD	900,000	17,502	19,332	(1,830)
Mexican Government International Bond, BBB+	1.000%	09/20/2016	JPM	0.360%	USD	5,800,000	79,300	23,195	56,105
Mexican Government International Bond, BBB+	1.000%	09/20/2019	HSBC	0.793%	USD	300,000	3,487	2,197	1,290
Mexican Government International Bond, BBB+	1.000%	09/20/2019	BOA	0.793%	USD	700,000	8,136	4,954	3,182
Petrobras International Finance, BBB-	1.000%	12/20/2019	BCLY	2.909%	USD	1,000,000	(85,385)	(110,800)	25,415
Petrobras International Finance, BBB-	1.000%	12/20/2019	GSC	2.909%	USD	200,000	(17,077)	(21,151)	4,074
Russian Foreign Bond - Eurobon, BBB-	1.000%	09/20/2019	BCLY	3.132%	USD	800,000	(72,256)	(47,017)	(25,239)
Russian Foreign Bond - Eurobon, BBB-	1.000%	12/20/2019	BOA	3.136%	USD	100,000	(9,479)	(8,944)	(535)
Russian Foreign Bond - Eurobon, BBB-	1.000%	12/20/2019	HSBC	3.136%	USD	1,900,000	(180,090)	(164,402)	(15,688)
Russian Foreign Bond - Eurobon, BBB-	1.000%	12/20/2019	BCLY	3.139%	USD	400,000	(37,913)	(28,348)	(9,565)

							$(271,465)	$(463,500)	$192,035

At November 30, 2014, Core Fixed Income Investments held the following centrally cleared credit default swap contracts:

Reference Obligation	Fixed Rate	Maturity Date	Counter party	Implied Credit Spread at 11/30/14 (2)	Notional Amount (3)		Unrealized Appreciation
Markit iTraxx Europe Indices Series 22	1.000%	12/20/2019	CITI	0.595%	EUR	2,800,000	$37,448
Markit iTraxx Europe Indices Series 22	1.000%	12/20/2019	BCLY	0.577%	EUR	3,500,000	27,721

							$65,169

At November 30, 2014, International Fixed Income Investments held the following OTC interest rate swap contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	BRL-CDI-Compounded	10.910%	01/02/2017	BOA	BRL	1,300,000	$4,018	$4,637	$(619)
Receive	BRL-CDI-Compounded	10.910%	01/02/2017	UBS	BRL	400,000	1,236	571	665
Pay	BRL-CDI-Compounded	11.470%	01/02/2017	UBS	BRL	500,000	448	(910)	1,358
Receive	BRL-CDI-Compounded	11.500%	01/04/2021	DUB	BRL	100,000	(210)	617	(827)
Receive	BRL-CDI-Compounded	11.510%	01/04/2021	BNP	BRL	200,000	(444)	—	(444)
Pay	BRL-CDI-Compounded	11.610%	01/02/2018	BOA	BRL	1,000,000	(1,613)	(3,994)	2,381
Pay	BRL-CDI-Compounded	11.610%	01/02/2018	JPM	BRL	1,300,000	(2,249)	(1,894)	(355)
Pay	BRL-CDI-Compounded	11.610%	01/02/2018	UBS	BRL	500,000	(806)	—	(806)
Receive	BRL-CDI-Compounded	11.680%	01/04/2021	BNP	BRL	200,000	(923)	163	(1,086)

Receive	BRL-CDI-Compounded	12.055%	01/04/2021	BNP	BRL	1,000,000	(9,399)	(2,799)	(6,600)
Receive	BRL-CDI-Compounded	12.230%	01/04/2021	BNP	BRL	100,000	(1,166)	(332)	(834)
Receive	BRL-CDI-Compounded	12.250%	01/02/2017	UBS	BRL	300,000	(1,643)	(404)	(1,239)
Pay	Chilean ICP Overnight Interbank	3.870%	11/21/2019	JPM	CLP	88,000,000	1,220	(79)	1,299
Pay	Colombia IBR Overnight Interbank	5.310%	08/29/2019	BOA	COP	200,000,000	2,352	—	2,352
Pay	Colombia IBR Overnight Interbank	6.120%	10/16/2024	DUB	COP	66,000,000	617	—	617
Pay	Colombia IBR Overnight Interbank	6.200%	03/21/2024	HSBC	COP	120,000,000	1,883	—	1,883
Pay	28-Day MXN TIIE Banxico	5.630%	10/11/2021	UBS	MXN	3,100,000	2,563	1,135	1,428
Pay	28-Day MXN TIIE Banxico	6.000%	09/02/2022	HSBC	MXN	7,400,000	14,891	(344)	15,235
Pay	28-Day MXN TIIE Banxico	7.380%	02/09/2029	JPM	MXN	500,000	3,612	(11)	3,623
Pay	6-Month PLN-WIBOR	2.500%	12/17/2024	JPM	PLN	400,000	3,226	1,320	1,906
Pay	6-Month Thailand Fixing Rate	3.410%	01/15/2021	DUB	THB	4,200,000	9,056	—	9,056
Pay	6-Month Thailand Fixing Rate	3.410%	01/21/2021	DUB	THB	750,000	1,611	—	1,611
Pay	3-Month ZAR-SAJIBOR	7.500%	12/17/2019	BCLY	ZAR	1,300,000	3,356	439	2,917
Pay	3-Month ZAR-SAJIBOR	7.500%	12/17/2024	HSBC	ZAR	1,000,000	190	(425)	615
Receive	3-Month ZAR-SAJIBOR	7.750%	12/17/2019	HSBC	ZAR	400,000	(1,414)	15	(1,429)
Pay	3-Month ZAR-SAJIBOR	8.000%	12/18/2023	BCLY	ZAR	3,400,000	14,286	(114)	14,400

							$44,698	$(2,409)	$47,107

At November 30, 2014, International Fixed Income Investments held the following centrally cleared interest rate swap contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counter party	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month EURIBOR	1.250%	03/18/2025	CITI	EUR	2,100,000	$40,117
Receive	6-Month EURIBOR	2.000%	03/18/2045	CITI	EUR	5,400,000	(391,148)
Receive	6-Month EURIBOR	2.307%	10/21/2044	BCLY	EUR	1,500,000	(62,083)
Pay	6-Month GBP-LIBOR	2.750%	03/18/2025	CITI	GBP	3,700,000	95,064
Receive	6-Month JPY-LIBOR	0.500%	09/17/2021	BCLY	JPY	1,410,000,000	(47,110)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	BCLY	JPY	3,860,000,000	1,972,817
Pay	28-Day MXN TIIE Banxico	5.840%	09/14/2021	CSFB	MXN	2,500,000	6,285
Pay	6-Month PLN-WIBOR	2.250%	03/18/2025	CITI	PLN	16,700,000	15,881
Pay	6-Month PLN-WIBOR	2.250%	03/18/2025	CSFB	PLN	300,000	281
Receive	3-Month USD-LIBOR	1.250%	06/17/2017	CITI	USD	26,200,000	(161,958)
Receive	3-Month USD-LIBOR	1.500%	06/19/2020	BCLY	USD	1,600,000	12,783
Receive	3-Month USD-LIBOR	2.500%	06/18/2021	CITI	USD	7,600,000	(306,559)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	CSFB	USD	100,000	(17,373)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044	CITI	USD	700,000	(136,417)

							$1,020,580

At November 30, 2014, International Fixed Income Investments held the following OTC credit default swap contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (4)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at 11/30/14 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
American General Finance Corp., B-	(1.820%)	12/20/2017	RBS	1.893%	USD	1,000,000	$(1,388)	$—	$(1,388)
First Energy, BBB-	(0.940%)	06/20/2017	RBS	0.393%	USD	1,000,000	(15,827)	—	(15,827)
Starwood Hotels & Resorts World, BBB	(1.490%)	06/20/2018	BOA	0.412%	USD	1,000,000	(40,885)	—	(40,885)
Tate & Lyle International Finance PLC, BBB	(0.510%)	12/20/2014	DUB	0.131%	USD	100,000	(122)	—	(122)
UST Inc., BBB+	(0.720%)	03/20/2018	GSC	0.116%	USD	500,000	(10,664)	—	(10,664)

							$(68,886)	$—	$(68,886)

At November 30, 2014, International Fixed Income Investments held the following OTC credit default swap contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at 11/30/14 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond, BBB-	1.000%	03/20/2015	HSBC	0.348%	USD	100,000	$402	$457	$(55)
Colombia Government International, BBB	1.000%	03/20/2016	DUB	0.350%	USD	100,000	1,058	601	457
Colombia Government International, BBB	1.000%	06/20/2019	BCLY	0.897%	USD	100,000	654	439	215
Japan Government 20 Year Bond, AA-	1.000%	03/20/2016	RBS	0.166%	USD	5,000,000	65,112	10,601	54,511
Japan Government 20 Year Bond, AA-	1.000%	03/20/2016	GSC	0.166%	USD	3,100,000	40,369	(31,831)	72,200
South Africa Government International, BBB-	1.000%	06/20/2015	BOA	0.320%	USD	400,000	2,339	2,329	10
South Africa Government International, BBB-	1.000%	09/20/2015	BOA	0.377%	USD	100,000	711	590	121
U.S. Treasury Notes, AA+	0.250%	06/20/2016	BNP	0.129%	EUR	700,000	2,106	(7,057)	9,163
U.S. Treasury Notes, AA+	0.250%	12/20/2014	BNP	0.095%	EUR	1,100,000	798	96	702

							$113,549	$(23,775)	$137,324

At November 30, 2014, International Fixed Income Investments held the following OTC cross currency swap contracts:

OTC Cross-Currency Swaps

Counterparty Pay	Counterparty Receive	Maturity Date(5)	Counterparty	Notional Amount of Currency Received(6)	Notional Amount of Currency Delivered(6)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	12/17/19	BOA	$3,162	EUR	2,400	(164,417)	240	(164,657)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	12/17/19	BNP	$9,494	EUR	7,200	(501,710)	(55,440)	(446,270)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	12/17/19	CITI	$2,240	EUR $	1,700	$(116,462)	$(37,060)	$(79,402)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month CHF-LIBOR less 0.219% based on the notional amount of currency delivered	12/15/16	DUB	$1,285	CHF	1,200	(42,920)	(5,752)	(37,168)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	12/17/19	DUB	$5,534	EUR	4,200	(287,729)	(98,400)	(189,329)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	12/17/19	GSC	$7,511	EUR	5,700	(391,629)	(43,770)	(347,859)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month CHF-LIBOR less 0.210% based on the notional amount of currency delivered	12/15/16	UBS	$1,282	CHF	1,200	(40,234)	1,784	(42,018)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month CHF-LIBOR less 0.225% based on the notional amount of currency delivered	12/15/16	UBS	$2,244	CHF	2,100	(71,074)	3,134	(74,208)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency delivered	12/15/16	UBS	$1,280	CHF	1,200	(38,278)	(818)	(37,460)

							$(1,654,453)	$(236,082)	$(1,418,371)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:

BRL	— Brazilian Real	BCLY	— Barclays Bank PLC
CHF	— Swiss Franc	BNP	— BNP Paribas SA
CLP	— Chilean Peso	BOA	— Bank of America
COP	— Colombian Peso	CITI	— Citigroup Global Markets Inc.
EUR	— Euro	CSFB	— Credit Suisse Securities (USA) LLC
GBP	— British Pound	DUB	— Deutsche Bank AG
JPY	— Japanese Yen	GSC	— Goldman Sachs & Co.
MXN	— Mexican Peso	HSBC	— HSBC Bank USA
PLN	— Polish Zloty	JPM	— JPMorgan Chase & Co.
THB	— Thai Baht	MSC	— Morgan Stanley & Co., Inc.
ZAR	— South African Rand	RBS	— Royal Bank of Scotland PLC
		UBS	— UBS Securities LLC

At November 30, 2014, Core Fixed Income Investments and International Fixed Income Investments deposited cash collateral with brokers in the amount of $488,000 and $1,431,000, respectively, for open centrally cleared interest rate swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By:	/s/ James J. Tracy
James J. Tracy Chief Executive Officer

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Tracy
James J. Tracy Chief Executive Officer

Date:	January 29, 2015

By:	/s/ Francis Smith
Francis Smith Chief Financial Officer

Date:	January 29, 2015